Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	HEALTH CARE REIT INC /DE/
Entity Central Index Key	0000766704
Document Type	8-K
Document Period End date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 9,247,925,005.62
Entity Common Stock Shares Outstanding		192,618,772

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real property owned:
Land and land improvements	$ 1,116,756	$ 727,050
Buildings and improvements	13,073,747	7,627,132
Acquired lease intangibles	428,199	258,079
Real property held for sale, net of accumulated depreciation	36,115	23,441
Construction in progress	189,502	356,793
Gross real property owned	14,844,319	8,992,495
Less accumulated depreciation and amortization	(1,194,476)	(836,966)
Net real property owned	13,649,843	8,155,529
Real estate loans receivable:
Real estate loans receivable	292,507	436,580
Less allowance for losses on loans receivable	0	(1,276)
Net real estate loans receivable	292,507	435,304
Net real estate investments	13,942,350	8,590,833
Other assets:
Investments in unconsolidated entities	241,722	237,107
Goodwill	68,321	51,207
Deferred loan expenses	58,584	32,960
Cash and cash equivalents	163,482	131,570
Restricted cash	69,620	79,069
Receivables and other assets	380,527	328,988
Total other assets	982,256	860,901
Total assets	14,924,606	9,451,734
Liabilities:
Borrowings under unsecured line of credit arrangement	610,000	300,000
Senior unsecured notes	4,434,107	3,034,949
Secured debt	2,112,649	1,125,906
Capital lease obligations	83,996	8,881
Accrued expenses and other liabilities	371,557	244,345
Total liabilities	7,612,309	4,714,081
Redeemable noncontrolling interests	33,650	4,553
Equity:
Preferred stock	1,010,417	291,667
Common stock	192,299	147,155
Capital in excess of par value	7,019,714	4,932,468
Treasury stock	(13,535)	(11,352)
Cumulative net income	1,893,806	1,676,196
Cumulative dividends	(2,972,129)	(2,427,881)
Accumulated other comprehensive income	(11,928)	(11,099)
Other equity	6,120	5,697
Total Health Care REIT, Inc. stockholders' equity	7,124,764	4,602,851
Noncontrolling interests	153,883	130,249
Total equity	7,278,647	4,733,100
Total liabilities and equity	$ 14,924,606	$ 9,451,734

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues:
Rental income	$ 890,147		$ 536,272		$ 453,022
Resident fees and services	456,085		51,006		0
Interest income	41,070		40,855		40,885
Other income	11,295		7,245		7,788
Total revenues	1,398,597		635,378		501,695
Expenses:
Interest expense	313,954		146,811		92,590
Property operating expenses	379,476		79,294		42,501
Depreciation and amortization	412,531		181,048		134,771
General and administrative	77,201		54,626		49,691
Transaction costs	70,224		46,660		0
Realized loss of derivatives	0		0		0
Loss (gain) on extinguishment of debt	(979)		34,171		25,107
Provision for loan losses	2,010		29,684		23,261
Total expenses	1,254,417		572,294		367,921
Income from continuing operations before income taxes and income from unconsolidated entities	144,180		63,084		133,774
Income tax (expense) benefit	(1,388)		(364)		(168)
Income from unconsolidated entities	5,772		6,673		0
Income from continuing operations	148,564		69,393		133,606
Discontinued operations:
Gain (loss) on sales of properties	61,160		36,115		43,394
Impairment of assets	(12,194)		(947)		(25,223)
Income (loss) from discontinued operations, net	15,186		24,323		41,150
Discontinued operations, net	64,152		59,491		59,321
Net income	212,716		128,884		192,927
Less: Preferred stock dividends	60,502		21,645		22,079
Net income (loss) attributable to noncontrolling interests	(4,894)	[1]	357	[1]	(342)	[1]
Net income attributable to common stockholders	$ 157,108		$ 106,882		$ 171,190
Average number of common shares outstanding:
Basic	173,741		127,656		114,207
Diluted	174,401		128,208		114,612
Basic:
Income from continuing operations attributable to common stockholders	$ 0.54		$ 0.37		$ 0.98
Discontinued operations, net	$ 0.37		$ 0.47		$ 0.52
Basic earnings per share	$ 0.9		$ 0.84		$ 1.5
Diluted:
Income from continuing operations attributable to common stockholders	$ 0.53		$ 0.37		$ 0.98
Discontinued operations, net	$ 0.37		$ 0.46		$ 0.52
Diluted earnings per share	$ 0.9		$ 0.83		$ 1.49

[1]	Includes amounts attributable to redeemable noncontrolling interests

Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Capital in Excess of Par Value	Treasury Stock	Cumulative Net Income	Cumulative Dividends	Accumulated Other Comprehensive Income	Other Equity	Noncontrolling Interests
Balances at beginning of period at Dec. 31, 2008	$ 3,238,285	$ 289,929	$ 104,635	$ 3,204,690	$ (5,145)	$ 1,354,400	$ (1,723,819)	$ (1,113)	$ 4,105	$ 10,603
Comprehensive income:
Net income	192,927					193,269				(342)
Other comprehensive income:
Unrealized gain (loss) on equity investments	487							487
Unrecognized SERP actuarial gain (loss)	277							277
Cash flow hedge activity	(2,542)							(2,542)
Comprehensive Income	191,149
Contributions by noncontrolling interests	2,255									2,255
Distributions to noncontrolling interests	(2,104)									(2,104)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	65,037		1,751	66,690	(2,474)				(930)
Proceeds from issuance of common stock	645,039		16,969	628,070
Proceeds from issuance of preferred stock	0
Equity component of convertible debt	0
Redemption of preferred stock	0
Conversion of preferred stock	0	(1,246)	30	1,216
Option compensation expense	1,629								1,629
Cash dividends paid:
Common stock cash dividends	(311,760)						(311,760)
Preferred stock cash dividends	(22,079)						(22,079)
Balances at end of period at Dec. 31, 2009	3,807,451	288,683	123,385	3,900,666	(7,619)	1,547,669	(2,057,658)	(2,891)	4,804	10,412
Comprehensive income:
Net income	128,884					128,527				357
Other comprehensive income:
Unrealized gain (loss) on equity investments	54							54
Unrecognized SERP actuarial gain (loss)	(199)							(199)
Cash flow hedge activity	(8,063)							(8,063)
Comprehensive Income	120,676
Contributions by noncontrolling interests	166,421			43,640						122,781
Distributions to noncontrolling interests	(3,301)									(3,301)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	95,522		2,300	97,696	(3,733)				(741)
Proceeds from issuance of common stock	905,386		21,131	884,255
Proceeds from issuance of preferred stock	0
Equity component of convertible debt	(9,689)			(9,689)
Equity consideration in business combinations	19,388	16,667		2,721
Redemption of preferred stock	(165)	(165)
Conversion of preferred stock	0	(13,518)	339	13,179
Option compensation expense	1,634								1,634
Cash dividends paid:
Common stock cash dividends	(348,578)						(348,578)
Preferred stock cash dividends	(21,645)						(21,645)
Balances at end of period at Dec. 31, 2010	4,733,100	291,667	147,155	4,932,468	(11,352)	1,676,196	(2,427,881)	(11,099)	5,697	130,249
Comprehensive income:
Net income	214,019					217,610				(3,591)
Other comprehensive income:
Unrealized gain (loss) on equity investments	(122)							(122)
Unrecognized SERP actuarial gain (loss)	(2,115)							(2,115)
Cash flow hedge activity	1,408							1,408
Comprehensive Income	213,190
Contributions by noncontrolling interests	71,829			6,468						65,361
Distributions to noncontrolling interests	(38,136)									(38,136)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	138,207		2,895	138,989	(2,183)				(1,494)
Proceeds from issuance of common stock	2,006,351		42,249	1,964,102
Proceeds from issuance of preferred stock	696,437	718,750		(22,313)
Equity component of convertible debt	0
Equity consideration in business combinations	0
Redemption of preferred stock	0
Conversion of preferred stock	0
Option compensation expense	1,917								1,917
Cash dividends paid:
Common stock cash dividends	(483,746)						(483,746)
Preferred stock cash dividends	(60,502)						(60,502)
Balances at end of period at Dec. 31, 2011	$ 7,278,647	$ 1,010,417	$ 192,299	$ 7,019,714	$ (13,535)	$ 1,893,806	$ (2,972,129)	$ (11,928)	$ 6,120	$ 153,883

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income	$ 212,716,000		$ 128,884,000		$ 192,927,000
Adjustments to reconcile net income to net cash provided from (used in) operating activities:
Depreciation and amortization expenses	423,605,000		202,543,000		164,923,000
Other amortization expenses	16,851,000		17,169,000		15,412,000
Provision for loan losses	2,010,000		29,684,000		23,261,000
Impairment of assets	12,194,000		947,000		25,223,000
Stock-based compensation expense	10,786,000		11,823,000		9,633,000
Loss (gain) on extinguishment of debt	(979,000)		34,171,000		25,107,000
Distributions by unconsolidated entities operating	(6,149,000)		0		0
Income from unconsolidated entities	(5,772,000)		(6,673,000)		0
Rental income less than (in excess of) cash received	(31,578,000)		(6,594,000)		11,259,000
Amortization related to above (below) market leases, net	(2,507,000)		(2,856,000)		(1,713,000)
Loss (gain) on sales of properties	(61,160,000)		(36,115,000)		(43,394,000)
Other income less than (in excess of) cash received	0		0		5,000,000
Increase (decrease) in accrued expenses and other liabilities	10,653,000		12,293,000		(311,000)
Decrease (increase) in receivables and other assets	(4,744,000)		(20,535,000)		(36,068,000)
Net cash provided from (used in) operating activities	588,224,000		364,741,000		381,259,000
Investing activities
Investment in real property, net of cash acquired	(4,905,122,000)		(2,074,176,000)		(598,959,000)
Capitalized interest	(13,164,000)		(20,792,000)		(41,170,000)
Investment in real estate loans receivable	(51,477,000)		(97,265,000)		(74,417,000)
Other investments, net of payments	(22,986,000)		(133,894,000)		(22,133,000)
Principal collected on real estate loans receivable	188,811,000		43,495,000		111,779,000
Contributions to unconsolidated entities	(2,784,000)		(196,413,000)		0
Distributions by unconsolidated entities investing	9,135,000		103,000		0
Decrease (increase) in restricted cash	30,248,000		(52,124,000)		130,833,000
Proceeds from sales of real property	247,210,000		219,027,000		224,007,000
Net cash provided from (used in) investing activities	(4,520,129,000)		(2,312,039,000)		(270,060,000)
Financing activities
Net increase (decrease) under unsecured lines of credit arrangements	310,000,000		160,000,000		(430,000,000)
Proceeds from issuance of senior unsecured notes	1,381,086,000		1,821,683,000		0
Payments to extinguish senior unsecured notes	(3,000)		(495,542,000)		(201,048,000)
Net proceeds from the issuance of secured debt	119,030,000		154,306,000		276,277,000
Payments on secured debt	(85,111,000)		(217,711,000)		(107,736,000)
Net proceeds from the issuance of common stock	2,137,594,000		995,438,000		704,533,000
Proceeds from issuance of preferred stock	696,437,000		0		0
Decrease (increase) in deferred loan expenses	(28,867,000)		(3,869,000)		(7,431,000)
Contributions by noncontrolling interests	8,604,000	[1]	2,611,000	[1]	2,255,000	[1]
Distributions to noncontrolling interests	(30,705,000)	[1]	(3,301,000)	[1]	(2,104,000)	[1]
Cash distributions to stockholders	(544,248,000)		(370,223,000)		(333,839,000)
Net cash provided from (used in) financing activities	3,963,817,000		2,043,392,000		(99,093,000)
Increase (decrease) in cash and cash equivalents	31,912,000		96,094,000		12,106,000
Cash and cash equivalents at beginning of period	131,570,000		35,476,000		23,370,000
Cash and cash equivalents at end of period	163,482,000		131,570,000		35,476,000
Supplemental cash flow information:
Interest paid	285,884,000		156,207,000		143,697,000
Income taxes paid	$ 389,000		$ 319,000		$ 854,000

[1]	Includes amounts attributable to redeemable noncontrolling interests. See accompanying notes.

Business	12 Months Ended
Dec. 31, 2011
Business [Abstract]
Business

1. Business

     Health Care REIT, Inc., an S&P 500 company with headquarters in Toledo, Ohio, is an equity real estate investment trust (“REIT”) that invests in seniors housing and health care real estate. Our full service platform also offers property management and development services to our customers. As of December 31, 2011, our diversified portfolio consisted of 937 properties in 46 states. Founded in 1970, we were the first real estate investment trust to invest exclusively in health care facilities.

Accounting Policies and Related Matters	12 Months Ended
Dec. 31, 2011
Accounting Policies and Related Matters [Abstract]
Accounting Policies and Related Matters

2. Accounting Policies and Related Matters

Principles of Consolidation

     The consolidated financial statements include the accounts of our wholly-owned subsidiaries and joint venture entities that we control, through voting rights or other means. All material intercompany transactions and balances have been eliminated in consolidation.

     At inception of joint venture transactions, we identify entities for which control is achieved through means other than voting rights (“variable interest entities” or “VIEs”) and determine which business enterprise is the primary beneficiary of its operations. A variable interest entity is broadly defined as an entity where either (i) the equity investors as a group, if any, do not have a controlling financial interest, or (ii) the equity investment at risk is insufficient to finance that entity's activities without additional subordinated financial support. We consolidate investments in VIEs when we are determined to be the primary beneficiary. ASC 810, Consolidations, requires enterprises to perform a qualitative approach to determining whether or not a VIE will need to be consolidated on a continuous basis. This evaluation is based on an enterprise's ability to direct and influence the activities of a variable interest entity that most significantly impact that entity's economic performance.

     For investments in joint ventures, we evaluate the type of rights held by the limited partner(s), which may preclude consolidation in circumstances in which the sole general partner would otherwise consolidate the limited partnership. The assessment of limited partners' rights and their impact on the presumption of control over a limited partnership by the sole general partner should be made when an investor becomes the sole general partner and should be reassessed if (i) there is a change to the terms or in the exercisability of the rights of the limited partners, (ii) the sole general partner increases or decreases its ownership in the limited partnership, or (iii) there is an increase or decrease in the number of outstanding limited partnership interests. We similarly evaluate the rights of managing members of limited liability companies.

Use of Estimates

     The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

     Revenue is recorded in accordance with U.S. GAAP, which requires that revenue be recognized after four basic criteria are met. These four criteria include persuasive evidence of an arrangement, the rendering of service, fixed and determinable income and reasonably assured collectability. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risk. Substantially all of our operating leases contain either fixed or contingent escalating rent structures. Leases with fixed annual rental escalators are generally recognized on a straight-line basis over the initial lease period, subject to a collectability assessment. Rental income related to leases with contingent rental escalators is generally recorded based on the contractual cash rental payments due for the period. Leases in our medical office building portfolio typically include some form of operating expense reimbursement by the tenant. Certain payments made to operators are treated as lease incentives and amortized as a reduction of revenue over the lease term. We recognize resident fees and services, other than move in fees, monthly as services are provided. Move in fees and related costs are recognized on a straight-line basis over the term of the applicable lease agreement. Lease agreements with residents generally have a term of one year and are cancelable by the resident with 30 days' notice.

Cash and Cash Equivalents

     Cash and cash equivalents consist of all highly liquid investments with an original maturity of three months or less.

Restricted Cash

     Restricted cash primarily consists of amounts held by lenders to provide future payments for real estate taxes, insurance, tenant and capital improvements and amounts held in escrow relating to acquisitions we are entitled to receive over a period of time as outlined in the escrow agreement.

Deferred Loan Expenses

     Deferred loan expenses are costs incurred by us in connection with the issuance, assumption and amendments of debt arrangements. We amortize these costs over the term of the debt using the straight-line method, which approximates the effective interest method.

Investments in Unconsolidated Entities

     Investments in less than majority owned entities where our interests represent a general partnership interest but substantive participating rights or substantive kick-out rights have been granted to the limited partners, or where our interests do not represent the general partnership interest and we do not control the major operating and financial policies of the entity, are reported under the equity method of accounting. Under the equity method of accounting, our share of the investee's earnings or losses is included in our consolidated results of operations. To the extent that our cost basis is different from the basis reflected at the entity level, the basis difference is generally amortized over the lives of the related assets and liabilities, and such amortization is included in our share of equity in earnings of the entity. The initial carrying value of investments in unconsolidated entities is based on the amount paid to purchase the entity interest or the estimated fair value of the assets prior to the sale of interests in the entity. Where we do not have the ability to exercise influence over the company, the investment is accounted for under the cost method. These equity investments represented a minimal ownership interest in these companies. We evaluate our equity method investments for impairment based upon a comparison of the estimated fair value of the equity method investment to its carrying value. When we determine a decline in the estimated fair value of such an investment below its carrying value is other-than-temporary, an impairment is recorded.

Redeemable Noncontrolling Interests

     Certain noncontrolling interests were redeemable at fair value at December 31, 2011 and 2010. Accordingly, we record the carrying amount of the noncontrolling interests at the greater of (i) the initial carrying amount, increased or decreased for the noncontrolling interest's share of net income or loss and its share of other comprehensive income or loss and dividends or (ii) the redemption value. In accordance with ASC 810, the redeemable noncontrolling interests were classified outside of permanent equity, as a mezzanine item, in the balance sheet.

Real Property Owned

     Real property developed by us is recorded at cost, including the capitalization of construction period interest. Expenditures for repairs and maintenance are expensed as incurred. Property acquisitions are accounted for as business combinations where we measure the assets acquired, liabilities (including assumed debt and contingencies) and any noncontrolling interests at their fair values on the acquisition date. The cost of real property acquired, which represents substantially all of the purchase price, is allocated to net tangible and identifiable intangible assets based on their respective fair values. These properties are depreciated on a straight-line basis over their estimated useful lives which range from 15 to 40 years for buildings and 5 to 15 years for improvements. Tangible assets primarily consist of land, buildings and improvements. We consider costs incurred in conjunction with re-leasing properties, including tenant improvements and lease commissions, to represent the acquisition of productive assets and, accordingly, such costs are reflected as investment activities in our statement of cash flows.

     The remaining purchase price is allocated among identifiable intangible assets primarily consisting of the above or below market component of in-place leases and the value of in-place leases. The value allocable to the above or below market component of the acquired in-place lease is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between (i) the contractual amounts to be paid pursuant to the lease over its remaining term, and (ii) management's estimate of the amounts that would be paid using fair market rates over the remaining term of the lease. The amounts allocated to above market leases are included in acquired lease intangibles and below market leases are included in other liabilities in the balance sheet and are amortized to rental income over the remaining terms of the respective leases.

     The total amount of other intangible assets acquired is further allocated to in-place lease values and customer relationship values based on management's evaluation of the specific characteristics of each tenant's lease and the Company's overall relationship with that respective tenant. Characteristics considered by management in allocating these values include the nature and extent of the Company's existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, among other factors

The net book value of long-lived assets is reviewed quarterly on a property by property basis to determine if facts and circumstances suggest that the assets may be impaired or that the depreciable life may need to be changed. We consider external factors relating to each asset and the existence of a master lease which may link the cash flows of an individual asset to a larger portfolio of assets leased to the same tenant. If these factors and the projected undiscounted cash flows of the asset over the remaining depreciation period indicate that the asset will not be recoverable, the carrying value is reduced to the estimated fair market value. In addition, we are exposed to the risks inherent in concentrating investments in real estate, and in particular, the seniors housing and health care industries. A downturn in the real estate industry could adversely affect the value of our properties and our ability to sell properties for a price or on terms acceptable to us.

Capitalization of Construction Period Interest

     We capitalize interest costs associated with funds used to finance the construction of properties owned directly by us. The amount capitalized is based upon the balance outstanding during the construction period using the rate of interest which approximates our cost of financing. We capitalized interest costs of $13,164,000, $20,792,000, and $41,170,000 during 2011, 2010 and 2009, respectively, related to construction of real property owned by us. Our interest expense reflected in the consolidated statements of income has been reduced by the amounts capitalized.

Gain on Sale of Assets

     We recognize sales of assets only upon the closing of the transaction with the purchaser. Payments received from purchasers prior to closing are recorded as deposits and classified as other assets on our Consolidated Balance Sheets. Gains on assets sold are recognized using the full accrual method upon closing when (i) the collectability of the sales price is reasonably assured, (ii) we are not obligated to perform significant activities after the sale to earn the profit, (iii) we have received adequate initial investment from the purchaser and (iv) other profit recognition criteria have been satisfied. Gains may be deferred in whole or in part until the sales satisfy the requirements of gain recognition on sales of real estate.

Real Estate Loans Receivable

     Real estate loans receivable consist of mortgage loans and other real estate loans. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risks. The loans are primarily collateralized by a first, second or third mortgage lien, a leasehold mortgage on, or an assignment of the partnership interest in, the related properties, corporate guaranties and/or personal guaranties.

Allowance for Losses on Loans Receivable

     The allowance for losses on loans receivable is maintained at a level believed adequate to absorb potential losses in our loans receivable. The determination of the allowance is based on a quarterly evaluation of these loans, including general economic conditions and estimated collectability of loan payments. We evaluate the collectability of our loans receivable based on a combination of factors, including, but not limited to, delinquency status, historical loan charge-offs, financial strength of the borrower and guarantors and value of the underlying collateral. If such factors indicate that there is greater risk of loan charge-offs, additional allowances or placement on non-accrual status may be required. A loan is impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due as scheduled according to the contractual terms of the original loan agreement. Consistent with this definition, all loans on non-accrual are deemed impaired. At December 31, 2011, we had loans with outstanding balances of $6,244,000 on non-accrual status ($9,691,000 at December 31, 2010). To the extent circumstances improve and the risk of collectability is diminished, we will return these loans to full accrual status. While a loan is on non-accrual status, any cash receipts are applied against the outstanding principal balance.

Goodwill

    We account for goodwill in accordance with U.S. GAAP. Goodwill is tested annually for impairment and is tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying amount, including goodwill, exceeds the reporting unit's fair value and the implied fair value of goodwill is less than the carrying amount of that goodwill. We did not have any goodwill impairments for the years ended December 31, 2011 or 2010.

 Fair Value of Derivative Instruments

     The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values for our derivatives are estimated by utilizing pricing models that consider forward yield curves and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future. See Note 11 for additional information.

Federal Income Tax

     No provision has been made for federal income taxes since we have elected to be treated as a real estate investment trust under the applicable provisions of the Internal Revenue Code, and we believe that we have met the requirements for qualification as such for each taxable year. Our taxable REIT subsidiaries are subject to federal, state and local income taxes. See Note 18 for additional information.

Earnings Per Share

     Basic earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares outstanding for the period adjusted for non-vested shares of restricted stock. The computation of diluted earnings per share is similar to basic earnings per share, except that the number of shares is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares had been issued.

New Accounting Standards

     In April 2011, FASB issued ASU No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring. It provided additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and are to be applied retrospectively to the beginning of the annual period of adoption. The adoption of this ASU did not have a material impact on our consolidated financial position or results of operations.

     In September 2011, FASB issued ASU No. 2011-08, Testing for Goodwill Impairment. It allows companies the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Companies would then only proceed to the existing two step impairment test if, after assessing the totality of the events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount. The ASU is effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. We have early adopted this ASU and applied it to our annual goodwill assessment performed on October 1, 2011.

     In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Statement of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. ASU 2011-05 will only impact the company's financial presentation as the company currently presents items of other comprehensive income in the statement of changes in equity. ASU 2011-05 will be effective for our fiscal year beginning January 1, 2012.

Reclassifications

     Certain amounts in prior years have been reclassified to conform to current year presentation.

Real Property Acquisitions and Development	12 Months Ended
Dec. 31, 2011
Real Property Acquisitions and Development [Abstract]
Real Property Acquisitions and Development

3. Real Property Acquisitions and Development

Genesis Acquisition

On April 1, 2011, we completed the acquisition of substantially all of the real estate assets (147 properties) of privately-owned Genesis HealthCare Corporation. The total purchase price of approximately $2,483,398,000 is comprised of $2,400,000,000 of cash consideration, the fair value of capital lease obligations assumed totaling approximately $75,144,000 and approximately $8,254,000 relating to uncertain tax positions that were assumed in the transaction (see Note 18 for further discussion on such tax positions and the related indemnification received). The total purchase price has been allocated on a preliminary basis in the amounts of $144,091,000 to land and land improvements, $2,331,053,000 to buildings and improvements and $8,254,000 to receivables and other assets. We funded the cash consideration and other associated costs of the acquisition primarily through the proceeds of the offerings of common stock, preferred stock and senior unsecured notes completed in March 2011. Effective April 1, 2011, we began leasing the acquired facilities to Genesis pursuant to a master lease. In addition to rent, the triple-net master lease requires Genesis to pay all operating costs, utilities, real estate taxes, insurance, building repairs, maintenance costs and all obligations under the ground leases. All obligations under the master lease have been guaranteed by FC-GEN Operations Investment, LLC, which was spun-off by Genesis prior to closing the acquisition. The initial term is fifteen years. Genesis has one option to renew for an additional term of fifteen years. The master lease provides that the base rent for the first year is $198,000,000 and will increase at least 1.75% but no more than 3.50% (subject to CPI changes) for each of the years two through six during the initial term and at least 1.50% but no more than 3.00% per year thereafter (subject to CPI changes). We are recognizing rental income based on the minimum rent escalators during the initial term. These properties are reported in our seniors housing triple-net segment.

The following unaudited pro forma consolidated results of operations have been prepared as if the Genesis acquisition had occurred as of January 1, 2010 based on the preliminary purchase price allocations discussed above. Amounts are in thousands, except per share data:

	Year Ended December 31,
	2011	2010
Revenues	$1,454,204	$857,807
Income from continuing operations attributable to common stockholders	$109,068	$81,673
Income from continuing operations attributable to common stockholders per share:
Basic	$0.59	$0.52
Diluted	$0.59	$0.52

Strategic Medical Office Partnership

     On December 31, 2010, we formed a strategic partnership with a national medical office building company (“MOBJV”) whereby the partnership invested in 17 medical office properties. We own a controlling interest in 11 properties and consolidate them. Consolidation is based on a combination of ownership interest and control of operational decision-making authority. We do not own a controlling interest in six properties and account for them under the equity method. Our investment in the strategic partnership provides us access to health systems and includes development and property management resources. The results of operations for this partnership have been included in our consolidated results of operations for 2011 and 2010 and are a component of our medical facilities segment.

     In conjunction with the formation of the partnership, we contributed $225,173,000 of cash, convertible preferred stock valued at $16,667,000, options valued at $2,721,000 and a note payable of $8,333,000 with an interest rate of 6%. MOBJV contributed the properties to the partnership and the secured debt relating to these properties in exchange for their ownership interest in the partnership. The partnership contains certain contingent consideration arrangements ranging from $0 to $35,008,000.  Amounts to be paid are contingent upon certain occupancy and development project performance thresholds.  Of this amount, we recognized $29,439,000 as an estimate of additional purchase consideration based on the probability amounts will be paid by the expiration date of the commitments. Of the amount recognized, $12,500,000 is required to be settled in the Company's common stock upon the achievement of certain performance thresholds. The total purchase price for the assets acquired by the partnership has been allocated to the tangible and identifiable intangible assets and liabilities based upon their respective fair values in accordance with the Company's accounting policies. Goodwill represents the estimated fair value of the future development pipeline expected to be generated. Cash flows from this future pipeline are expected to come from development activities and the ability to perform the management functions at the assets after the properties are developed. The noncontrolling interest relating to the properties is also reflected at estimated fair value. The weighted average useful life of the acquired intangibles was 26.2 years. The following table presents the final allocation of the purchase price to assets and liabilities assumed, based on their estimated fair values (in thousands):

Land and land improvements	$10,240
Buildings and improvements	170,886
Acquired lease intangibles	41,519
Investment in unconsolidated entity	21,321
Goodwill	68,321
Other acquired intangibles	36,439
Cash and cash equivalents	3,873
Restricted cash	107
Receivables and other assets	5,390
Total assets acquired	358,096
Secured debt	61,664
Below market lease intangibles	4,188
Accrued expenses and other liabilities	36,835
Total liabilities assumed	102,687
Redeemable noncontrolling interests	10,848
Preferred stock	16,667
Capital in excess of par	2,721
Net assets acquired	$225,173

Seniors Housing Operating Partnerships

Under the provisions of the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”), for taxable years beginning after July 30, 2008, we may lease “qualified health care properties” on an arm's-length basis to our taxable REIT subsidiary (“TRS”) if the property is operated on behalf of such subsidiary by a person who qualifies as an eligible independent contractor (“EIK”). A “qualified health care property” includes real property and any personal property that is, or is necessary or incidental to the use of, a hospital, nursing facility, assisted living facility, congregate care facility, qualified continuing care facility, or other licensed facility which extends medical or nursing or ancillary services to patients. The “qualified health care properties” are operated by an EIK under a management agreement. The lease agreement required under RIDEA between us and our TRS is eliminated for accounting purposes in consolidation.

During 2010, we entered into two partnerships that were structured under RIDEA, and during 2011, we entered into three additional partnerships that were structured under RIDEA and added certain properties to existing RIDEA structured investments. Resident level rents and related operating expenses for these facilities are reported in the consolidated financial statements and are subject to federal taxes as the operations of such facilities are included in our TRS. The results of all such partnerships and acquisitions have been included in our consolidated results of operations from the acquisition date and are a component of our senior housing operating segment. Consolidation of all such partnerships is based on a combination of ownership interest and control of operational decision-making authority. The weighted average useful life of the acquired intangibles was 2.4 years at December 31, 2011.

Merrill Gardens Partnership

     During the three months ended September 30, 2010, we completed the formation of our partnership with Merrill Gardens LLC to own and operate a portfolio of 38 combination seniors housing and care communities located primarily in West Coast markets. We own an 80% partnership interest and Merrill Gardens owns the remaining 20% interest and continues to manage the communities. The partnership owns and operates 13 communities previously owned by us and 25 communities previously owned by Merrill Gardens.

     In conjunction with the formation of the partnership, we contributed $254,885,000 of cash and the 13 properties previously owned by us, and the partnership assumed the secured debt relating to these properties. Merrill Gardens contributed the remaining 25 properties to the partnership and the secured debt relating to these properties in exchange for their 20% interest in the partnership. The 13 properties are recorded at their historical carrying values and the noncontrolling interest was established based on such values. The difference between the fair value of the consideration received relating to these properties and the historical allocation of the 20% noncontrolling interest was recorded in capital in excess of par value. During December 2011, the partnership acquired nine new communities previously owned by Merrill Gardens.   In conjunction with the transaction, we contributed $163,064,000 of cash in exchange for our 80% interest and  Merrill Gardens contributed the nine communities and the secured debt relating to these properties in exchange for their 20% interest.  The total purchase price for the communities acquired has been allocated to the tangible and identifiable intangible assets and liabilities based upon their respective fair values in accordance with our accounting policies.

Benchmark Partnership

During March 2011, we completed the formation of our partnership with Benchmark Senior Living to own and operate a portfolio of 34 seniors housing communities located in New England. We own a 95% partnership interest and Benchmark owns the remaining 5% interest and continues to manage the communities. The 34 communities included in the partnership were previously owned by The GPT Group and Benchmark. In conjunction with the formation of the partnership, we contributed $383,356,000 of cash. Benchmark contributed its interests in the 34 properties to the partnership and the secured debt relating to these properties in exchange for its 5% interest in the partnership. The total purchase price for the communities acquired has been allocated to the tangible and identifiable intangible assets and liabilities as well as the noncontrolling interests based upon their respective fair values in accordance with our accounting policies.

Other Partnerships

During 2010 and 2011, in addition to the investments above, we invested through similar partnerships structured under RIDEA in nine and 21 properties, respectively. Our ownership position in these partnerships ranges from 90% to 95% and all are consolidated by us in the financial statements.

The following table presents the aggregated final purchase price allocations of the assets acquired and liabilities assumed for all seniors housing operating partnership transactions for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010
Land and land improvements	$112,350	$75,620
Buildings and improvements	1,512,764	686,911
Acquired lease intangibles	122,371	63,757
Investment in unconsolidated entities	14,960	0
Cash and cash equivalents	38,952	8,532
Restricted cash	20,699	5,899
Receivables and other assets	901	14,399
Total assets acquired	1,822,997	855,118
Secured debt	796,273	305,167
Accrued expenses and other liabilities	44,483	8,270
Total liabilities assumed	840,756	313,437
Capital in excess of par	6,017	43,641
Noncontrolling interests	69,984	107,774
Net assets acquired	$906,240	$390,266

Real Property Investment Activity

     The following is a summary of our real property investment activity for the periods presented (in thousands):

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Real property acquisitions:
Seniors housing triple-net	$3,320,664	$1,028,529	$11,650
Seniors housing operating	1,747,485	816,000	0
Medical facilities(1)	610,843	626,414	56,023
Land parcels	19,084	4,300	0
Total acquisitions	5,698,076	2,475,243	67,673
Less: Assumed debt	(961,928)	(559,508)	0
Assumed other items, net	(210,411)	(208,314)	0
Cash disbursed for acquisitions	4,525,737	1,707,421	67,673
Construction in progress additions:
Seniors housing triple-net	182,626	85,993	333,572
Medical facilities	165,593	252,594	221,760
Total construction in progress additions	348,219	338,587	555,332
Less: Capitalized interest	(13,164)	(20,320)	(40,969)
Accruals(2)	(33,451)	(11,435)	(21,466)
Cash disbursed for construction in progress	301,604	306,832	492,897
Capital improvements to existing properties	77,781	59,923	38,389
Total cash invested in real property	$4,905,122	$2,074,176	$598,959

(1)	Includes $318,608,000 relating to acquisitions of 12 medical facilities that closed in the fourth quarter of 2011. The allocation of the purchase price consideration is preliminary and subject to change.
(2)	Represents non-cash accruals for amounts to be paid in future periods relating to properties that converted in the period noted above.

     The following is a summary of the construction projects that were placed into service and began generating revenues during the periods presented:

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Development projects:
Seniors housing triple-net	$114,161	$273,034	$550,504
Medical facilities	355,935	162,376	183,127
Total development projects	470,096	435,410	733,631
Expansion projects	45,414	3,216	4,288
Total construction in progress conversions	$515,510	$438,626	$737,919

Transaction costs for the year ended December 31, 2011 primarily represent costs incurred with the Genesis acquisition and seniors housing operating partnerships and medical facilities purchases (including due diligence costs, fees for legal and valuation services, and termination of pre-existing relationships computed based on the fair value of the assets acquired), lease termination fees and costs incurred in connection with the new property acquisitions.

At December 31, 2011, future minimum lease payments receivable under operating leases (excluding properties in our seniors housing operating partnerships and excluding any operating expense reimbursements) are as follows (in thousands):

2012	$931,680
2013	923,885
2014	876,401
2015	846,878
2016	836,858
Thereafter	6,163,444
Totals	$10,579,146

Real Estate Intangibles	12 Months Ended
Dec. 31, 2011
Real Estate Intangibles [Abstract]
Real Estate Intangibles

4. Real Estate Intangibles

     The following is a summary of our real estate intangibles, excluding those classified as held for sale, as of the dates indicated (dollars in thousands):

	December 31, 2011	December 31, 2010
Assets:
In place lease intangibles	$332,645	$182,030
Above market tenant leases	35,973	24,089
Below market ground leases	51,316	46,992
Lease commissions	8,265	4,968
Gross historical cost	428,199	258,079
Accumulated amortization	(148,380)	(49,145)
Net book value	$279,819	$208,934

Weighted-average amortization period in years	17.0	18.2

Liabilities:
Below market tenant leases	$67,284	$57,261
Above market ground leases	5,020	5,020
Gross historical cost	72,304	62,281
Accumulated amortization	(21,387)	(15,992)
Net book value	$50,917	$46,289

Weighted-average amortization period in years	12.3	14.0

The following is a summary of real estate intangible amortization for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010	2009
Rental income related to above/below market tenant leases, net	$3,340	$3,829	$2,670
Property operating expenses related to above/below market ground leases, net	(1,161)	(1,049)	(1,052)
Depreciation and amortization related to in place lease intangibles and lease commissions	(98,856)	(18,298)	(9,722)

     The future estimated aggregate amortization of intangible assets and liabilities is as follows for the periods presented (in thousands):

	Assets	Liabilities
2012	$85,656	$6,108
2013	34,209	5,549
2014	17,136	5,169
2015	14,897	4,330
2016	17,801	4,129
Thereafter	110,120	25,632
Totals	$279,819	$50,917

Dispositions, Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2011
Disclosure Dispositions, Assets Held for Sale and Discontinued Operations [Abstract]
Dispositions, Assets Held for Sale and Discontinued Operations

5. Dispositions, Assets Held for Sale and Discontinued Operations

During the year ended December 31, 2009, we sold 36 properties for net gains of $43,394,000. At December 31, 2009, we had two skilled nursing facilities and eight medical facilities held for sale and recorded an impairment charge of $25,223,000 to reduce the medical office buildings to their estimated fair values less costs to sell. In determining the fair value of the held for sale properties, we used a combination of third party appraisals based on market comparable transactions, other market listings and asset quality as well as management calculations based on projected operating income and published capitalization rates. During the year ended December 31, 2010, we sold 38 properties, including seven of the held for sale medical facilities, for net gains of $36,115,000. At December 31, 2010, we had one medical facility and 16 seniors housing facilities that satisfied the requirements for held for sale treatment and such properties were properly recorded at the lesser of their estimated fair values less costs to sell or carrying values. During the year ended December 31, 2010, we recorded an impairment charge of $947,000 related to two of the held for sale medical facilities to adjust the carrying values to estimated fair values less costs to sell based on current sales price expectations. During the year ended December 31, 2011, we sold 42 properties for net gains of $61,160,000. At December 31, 2011, we had five medical facilities and one seniors housing triple-net facility that satisfied the requirements for held for sale treatment and such properties were properly recorded at the lesser of their estimated fair values less costs to sell or carrying values. During the year ended December 31, 2011, we recorded an impairment charge of $12,194,000 related to certain held for sale properties to adjust the carrying values to estimated fair values less costs to sell based on current sales price expectations. During the three months ended March 31, 2012, we sold four medical facilities for net gains of $769,000. At March 31, 2012, we had one medical facility and 32 seniors housing triple-net facilities that satisfied the requirements for held for sale treatment and such properties were properly recorded at the lesser of their estimated fair values less costs to sell or carrying values. The following is a summary of our real property disposition activity for the periods presented (in thousands):

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Real property dispositions:
Seniors housing triple-net	$150,755	$170,290	$101,155
Medical facilities	35,295	14,092	85,558
Total dispositions	186,050	184,382	186,713
Add: Gain (loss) on sales of real property	61,160	36,115	43,394
Seller financing on sales of real property	0	(1,470)	(6,100)
Proceeds from real property sales	$247,210	$219,027	$224,007

We have reclassified the income and expenses attributable to all properties sold prior to or held for sale at March 31, 2012 to discontinued operations. Expenses include an allocation of interest expense based on property carrying values and our weighted average cost of debt. The following illustrates the reclassification impact as a result of classifying properties as discontinued operations for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010	2009
Revenues:
Rental income	$38,699	$67,138	$86,889
Other income	0	0	8,059
Expenses:
Interest expense	8,045	14,149	17,182
Property operating expenses	4,394	7,171	6,464
Provision for depreciation	11,074	21,495	30,152
Income (loss) from discontinued operations, net	$15,186	$24,323	$41,150

Real Estate Loans Receivable	12 Months Ended
Dec. 31, 2011
Real Estate Loans Receivable [Abstract]
Real Estate Loans Receivable

6. Real Estate Loans Receivable

     The following is a summary of our real estate loans receivable (in thousands):

	December 31,
	2011	2010
Mortgage loans	$63,934	$109,283
Other real estate loans	228,573	327,297
Totals	$292,507	$436,580

The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2011			December 31, 2010			December 31, 2009
	Seniors			Seniors			Seniors
	Housing	Medical		Housing	Medical		Housing	Medical
	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals
Advances on real estate loans receivable:
Investments in new loans	$18,541	$0	$18,541	$9,742	$41,644	$51,386	$20,036	$0	$20,036
Draws on existing loans	29,752	3,184	32,936	46,113	1,236	47,349	52,910	1,471	54,381
Sub-total	48,293	3,184	51,477	55,855	42,880	98,735	72,946	1,471	74,417
Less: Seller financing on property sales	0	0	0	0	(1,470)	(1,470)	0	0	0
Net cash advances on real estate loans	48,293	3,184	51,477	55,855	41,410	97,265	72,946	1,471	74,417
Receipts on real estate loans receivable:
Loan payoffs	162,705	2,943	165,648	5,619	6,233	11,852	61,659	32,197	93,856
Principal payments on loans	17,856	5,307	23,163	24,203	7,440	31,643	15,890	2,033	17,923
Total receipts on real estate loans	180,561	8,250	188,811	29,822	13,673	43,495	77,549	34,230	111,779
Net advances (receipts) on real estate loans	$(132,268)	$(5,066)	$(137,334)	$26,033	$27,737	$53,770	$(4,603)	$(32,759)	$(37,362)

The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of year	$1,276	$5,183	$7,500
Provision for loan losses	2,010	29,684	23,261
Charge-offs	(3,286)	(33,591)	(25,578)
Balance at end of year	$-	$1,276	$5,183

As a result of our quarterly evaluations, we recorded $2,010,000 of provision for loan losses during the year ended December 31, 2011. This amount includes the write-off of a loan in the amount of $3,286,000 related to a hospital in Texas. This was offset by a net reduction of the allowance balance by $1,276,000, resulting in an allowance for loan losses of $0 relating to real estate loans with outstanding balances of $6,244,000, all of which were on non-accrual status at December 31, 2011.

The following is a summary of our loan impairments (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance of impaired loans at end of year	$6,244	$9,691	$67,126
Allowance for loan losses	-	1,276	5,183
Balance of impaired loans not reserved	$6,244	$8,415	$61,943
Average impaired loans for the year	$7,968	$38,409	$69,948
Interest recognized on impaired loans(1)	-	103	530

(1) Represents interest recognized prior to placement on non-accrual status.

Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2011
Investments in Unconsolidated Entities [Abstract]
Investments in Unconsolidated Entities

7. Investments in Unconsolidated Entities

     During the six months ended June 30, 2010, we entered into a joint venture investment with Forest City Enterprises (NYSE:FCE.A and FCE.B). We acquired a 49% interest in a seven-building life science campus located in University Park in Cambridge, MA, which is immediately adjacent to the campus of the Massachusetts Institute of Technology. On February 22, 2010, six buildings were purchased and the seventh was purchased on June 30, 2010. The portfolio is 100% leased. In connection with these transactions, we invested $174,692,000 of cash which is recorded as an investment in unconsolidated entities on the balance sheet. Our share of the non-recourse secured debt assumed by the joint venture was approximately $156,729,000 with weighted-average interest rates of 7.1%. The results of operations for these properties have been included in our consolidated results of operations from the date of acquisition by the joint venture and are reflected in our income statement as income from unconsolidated entities. The aggregate remaining unamortized basis difference of our investment in this joint venture of $6,379,000 at December 31, 2011 is primarily attributable to real estate and related intangible assets and will be amortized over the life of the related properties and included in the reported amount of income from unconsolidated entities. In addition, at December 31, 2011, we had other investments in unconsolidated entities with our ownership ranging from 10% to 50%.

Customer Concentration	12 Months Ended
Dec. 31, 2011
Customer Concentration [Abstract]
Customer Concentration

8. Customer Concentration

     The following table summarizes certain information about our customer concentration as of December 31, 2011 (dollars in thousands):

	Number of	Total	Percent of
Concentration by investment:(1)	Properties	Investment(2)	Investment(3)
Genesis HealthCare, LLC	150	$2,466,243	18%
Merrill Gardens, LLC	48	1,132,399	8%
Benchmark Senior Living, LLC	35	883,681	6%
Brandywine Senior Living, LLC	24	719,509	5%
Senior Living Communities, LLC	12	604,079	4%
Remaining portfolio	655	8,136,439	59%
Totals	924	$13,942,350	100%

_____________________

  Merrill Gardens and Benchmark are in our seniors housing operating segment whereas the other top five customers are in our seniors housing triple-net segment.
  Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
  Investments with our top five customers comprised 32% of total investments at December 31, 2010.

Borrowings Under Line of Credit Arrangement and Related Items	12 Months Ended
Dec. 31, 2011
Borrowings Under Line of Credit Arrangement and Related Items [Abstract]
Borrowings Under Line of Credit Arrangement and Related Items

9. Borrowings Under Line of Credit Arrangement and Related Items

     At December 31, 2011, we had a $2,000,000,000 unsecured line of credit arrangement with a consortium of 31 banks with an option to upsize the facility by up to an additional $500,000,000 through an accordion feature, allowing for an aggregate commitment of up to $2,500,000,000. The revolving credit facility is scheduled to expire July 27, 2015. Borrowings under the agreement are subject to interest payable in periods no longer than three months at either the agent bank's prime rate of interest or the applicable margin over LIBOR interest rate, at our option (1.65% at December 31, 2011). The applicable margin is based on certain of our debt ratings and was 1.35% at December 31, 2011. In addition, we pay a facility fee annually to each bank based on the bank's commitment amount. The facility fee depends on certain of our debt ratings and was 0.25% at December 31, 2011. Principal is due upon expiration of the agreement. In addition, at December 31, 2011, we had a $5,000,000 unsecured revolving demand note outstanding and bearing interest at 1.34%.

     The following information relates to aggregate borrowings under the unsecured line of credit arrangements for the periods presented (dollars in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance outstanding at year end	$610,000	$300,000	$140,000
Maximum amount outstanding at any month end	$710,000	$560,000	$559,000
Average amount outstanding (total of daily
principal balances divided by days in period)	$240,104	$268,762	$241,463
Weighted average interest rate (actual interest
expense divided by average borrowings outstanding)	1.51%	1.48%	1.92%

Senior Unsecured Notes and Secured Debt	12 Months Ended
Dec. 31, 2011
Senior Unsecured Notes and Secured Debt [Abstract]
Senior Unsecured Notes and Secured Debt

10. Senior Unsecured Notes and Secured Debt

We have $4,434,107,000 of senior unsecured notes with annual stated interest rates ranging from 3.00% to 8.00%. The carrying amounts of the senior unsecured notes represent the par value of $4,464,927,000 adjusted for any unamortized premiums or discounts and other basis adjustments related to hedging the debt with derivative instruments. See Note 11 for further discussion regarding derivative instruments.

During the three months ended December 31, 2006, we issued $345,000,000 of 4.75% senior unsecured convertible notes due December 2026, generating net proceeds of $337,517,000. The notes are convertible, in certain circumstances, into cash and, if applicable, shares of common stock at an initial conversion rate of 20.8833 shares per $1,000 principal amount of notes, which represents an initial conversion price of $47.89 per share. In general, upon conversion, the holder of each note would receive, in respect of the conversion value of such note, cash up to the principal amount of such note and common stock for the note's conversion value in excess of such principal amount. In addition, on each of December 1, 2011, December 1, 2016 and December 1, 2021, holders may require us to purchase all or a portion of their notes at a purchase price in cash equal to 100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest. During the three months ended March 31, 2009, we extinguished $5,000,000 of these notes and recognized a gain of $446,000. During the six months ended June 30, 2010, we extinguished $214,412,000 of these notes, recognized a loss of $8,837,000 and paid $18,552,000 to reacquire the equity component of convertible debt. During the three months ended December 31, 2011, we purchased $3,000 of these notes from holders. As of December 31, 2011, we had $125,585,000 of these notes outstanding.

In July 2007, we issued $400,000,000 of 4.75% senior unsecured convertible notes due July 2027, generating net proceeds of $388,943,000. The notes are convertible, in certain circumstances, into cash and, if applicable, shares of our common stock at an initial conversion rate of 20.0000 shares per $1,000 principal amount of notes, which represents an initial conversion price of $50.00 per share. In general, upon conversion, the holder of each note would receive, in respect of the conversion value of such note, cash up to the principal amount of such note and common stock for the note's conversion value in excess of such principal amount. In addition, on each of July 15, 2012, July 15, 2017 and July 15, 2022, holders may require us to purchase all or a portion of their notes at a purchase price in cash equal to 100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest. During the three months ended March 31, 2009, we extinguished $5,000,000 of these notes and recognized a gain of $594,000. During the six months ended June 30, 2010, we extinguished $226,914,000 of these notes, recognized a loss of $16,235,000 and paid $21,062,000 to reacquire the equity component of convertible debt. As of December 31, 2011, we had $168,086,000 of these notes outstanding.

During the twelve months ended December 31, 2010, we issued $494,403,000 of 3.00% senior unsecured convertible notes due December 2029, generating net proceeds of $486,084,000. The notes are convertible, in certain circumstances, into cash and, if applicable, shares of common stock at an initial conversion rate of 19.5064 shares per $1,000 principal amount of notes, which represents an initial conversion price of $51.27 per share. In general, upon conversion, the holder of each note would receive, in respect of the conversion value of such note, cash up to the principal amount of such note and common stock for the note's conversion value in excess of such principal amount. In addition, on each of December 1, 2014, December 1, 2019 and December 1, 2024, holders may require us to purchase all or a portion of their notes at a purchase price in cash equal to 100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest. In connection with this issuance, we recognized $29,925,000 of equity component of convertible debt.

During the year ended December 31, 2009, we extinguished $183,147,000 of senior unsecured notes with a weighted-average interest rate of 7.82% and recognized losses of $19,269,000. During the three months ended June 30, 2010, we issued $450,000,000 of 6.125% senior unsecured notes due 2020 with net proceeds of $446,328,000. During the three months ended September 30, 2010, we issued $450,000,000 of 4.70% senior unsecured notes due 2017 with net proceeds of $445,768,000. During the three months ended December 31, 2010, we issued $450,000,000 of 4.95% senior unsecured notes due 2021 with net proceeds of $443,502,000. During the three months ended March 31, 2011, we issued $400,000,000 of 3.625% senior unsecured notes due 2016, $600,000,000 of 5.25% senior unsecured notes due 2022 and $400,000,000 of 6.50% senior unsecured notes due 2041, generating net proceeds of $1,381,086,000.

We have secured debt totaling $2,112,649,000, collateralized by owned properties, with annual interest rates ranging from 1.22% to 10.00%. The carrying amounts of the secured debt represent the par value of $2,108,384,000 adjusted for any unamortized fair value adjustments. The carrying values of the properties securing the debt totaled $4,048,469,000 at December 31, 2011. During the year ended December 31, 2009, we extinguished 20 secured debt loans totaling $81,715,000 with a weighted-average interest rate of 7.21% and recognized extinguishment losses of $5,838,000. During the year ended December 31, 2010, we issued $157,156,000 of first mortgage loans principal with a rate of 5.45% secured by 15 properties. During the year ended December 31, 2010, we assumed $564,657,000 of first mortgage loans principal with an average rate of 6.06% secured by 60 properties. During the year ended December 31, 2010, we extinguished $194,493,000 of first mortgage loans principal with an average rate of 6.07% and recognized a loss of $9,099,000. During the year ended December 31, 2011, we issued $114,903,000 of first mortgage loans principal with a rate of 5.78% secured by nine properties. During the year ended December 31, 2011, we assumed $940,855,000 of first mortgage loans principal with an average rate of 4.85% secured by 55 properties. During the year ended December 31, 2011, we extinguished $55,317,000 of first mortgage loans principal with an average rate of 5.95% and recognized a gain of $979,000.

We adopted FASB Accounting Standards Codification (“ASC”) topic for Accounting for Convertible Debt Instruments that May Be Settled in Cash upon Conversion (Including Partial Cash Settlement) (“Convertible Debt Guidance”), effective January 1, 2009. It provides guidance on accounting for convertible debt that may be settled in cash upon conversion. It requires bifurcation of the convertible debt instrument into a debt component and an equity component. The value of the debt component is based upon the estimated fair value of a similar debt instrument without the conversion feature. The difference between the contractual principal on the debt and the value allocated to the debt is recorded as an equity component and represents the conversion feature of the instrument. The excess of the contractual principal amount of the debt over its estimated fair value is amortized to interest expense using the effective interest method over the period used to estimate the fair value.

Our debt agreements contain various covenants, restrictions and events of default. Certain agreements require us to maintain certain financial ratios and minimum net worth and impose certain limits on our ability to incur indebtedness, create liens and make investments or acquisitions. As of December 31, 2011, we were in compliance with all of the covenants under our debt agreements.

At December 31, 2011, the annual principal payments due on these debt obligations are as follows (in thousands):

	Senior	Secured
	Unsecured Notes(1)	Debt (1)	Totals
2012	$76,853	$122,359	$199,212
2013	300,000	292,735	592,735
2014	0	203,767	203,767
2015	250,000	184,378	434,378
2016	700,000	190,255	890,255
Thereafter	3,138,074	1,114,890	4,252,964
Totals	$4,464,927	$2,108,384	$6,573,311

(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

11. Derivative Instruments

We are exposed to various market risks, including the potential loss arising from adverse changes in interest rates. We may elect to use financial derivative instruments to hedge interest rate exposure. These decisions are principally based on our policy to manage the general trend in interest rates at the applicable dates and our perception of the future volatility of interest rates. Derivatives are recorded at fair value on the balance sheet as assets or liabilities. The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values of our derivatives are estimated by pricing models that consider the forward yield curves and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future.

For instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (“OCI”), and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in earnings. Approximately $2,016,000 of losses, which are included in accumulated other comprehensive income (“AOCI”), are expected to be reclassified into earnings in the next 12 months.

The following is a summary of the fair value of our derivative instruments (dollars in thousands):

	Balance Sheet	Fair Value
	Location	December 31, 2011		December 31, 2010
Cash flow hedge interest rate swaps	Other liabilities	$	$ 2,854	$	$ 482

The following presents the impact of derivative instruments on the statement of operations and OCI for the periods presented (dollars in thousands):

		Year Ended
	Location	December 31, 2011	December 31, 2010	December 31, 2009
Gain (loss) on interest rate swap recognized in
OCI (effective portion)	n/a	$3,189	$(10,307)	$(3,513)
Gain (loss) reclassified from AOCI into
income (effective portion)	Interest expense	1,781	(2,244)	(971)
Gain (loss) recognized in income (ineffective portion
and amount excluded from effectiveness testing)	Realized loss	0	0	0

As of December 31, 2011, we had eight interest rate swaps for a total aggregate notional amount of $135,445,000. The swaps hedge interest payments associated with long-term LIBOR based borrowings and mature between December 31, 2012 and December 31, 2013.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Disclosure Commitments and Contingencies [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

     At December 31, 2011, we had five outstanding letter of credit obligations totaling $5,515,000 and expiring between 2012 and 2014.

     At December 31, 2011, we had outstanding construction in process of $189,502,000 for leased properties and were committed to providing additional funds of approximately $282,899,000 to complete construction. At December 31, 2011, we had contingent purchase obligations totaling $57,470,000. These contingent purchase obligations relate to unfunded capital improvement obligations. Rents due from the tenant are increased to reflect the additional investment in the property.

     We evaluate our leases for operating versus capital lease treatment in accordance with ASC Topic 840 “Leases.”  A lease is classified as a capital lease if it provides for transfer of ownership of the leased asset at the end of the lease term, contains a bargain purchase option, has a lease term greater than 75% of the economic life of the leased asset, or if the net present value of the future minimum lease payments are in excess of 90% of the fair value of the leased asset. Certain leases contain bargain purchase options and have been classified as capital leases. At December 31, 2011, we had operating lease obligations of $356,464,000 relating to certain ground leases and company office space. We incurred rental expense relating to company office space of $1,901,000, $1,280,000 and $1,138,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Regarding the ground leases, we have sublease agreements with certain of our operators that require the operators to reimburse us for our monthly operating lease obligations. At December 31, 2011, aggregate future minimum rentals to be received under these noncancelable subleases totaled $29,558,000.

     At December 31, 2011, future minimum lease payments due under operating and capital leases are as follows (in thousands):

	Operating Leases	Capital Leases(1)
2012	$6,166	$7,622
2013	6,442	73,003
2014	6,502	660
2015	6,016	8,425
2016	6,002	0
Thereafter	325,336	0
Totals	$356,464	$89,710

(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $345,815,000 and accumulated depreciation of $7,024,000 recorded in real property.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

13. Stockholders' Equity

     The following is a summary of our stockholder's equity capital accounts as of the dates indicated:

	December 31, 2011	December 31, 2010
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	25,724,854	11,349,854
Outstanding shares	25,724,854	11,349,854

Common Stock, $1.00 par value:
Authorized shares	400,000,000	225,000,000
Issued shares	192,604,918	147,381,191
Outstanding shares	192,275,248	147,097,381

Preferred Stock. During the year ended 2009, certain holders of our Series G Cumulative Convertible Preferred Stock converted 41,600 shares into 29,771 shares of our common stock, leaving 399,713 of such shares outstanding at December 31, 2009. During the nine months ended September 30, 2010, certain holders of our Series G Cumulative Convertible Preferred Stock converted 394,200 shares into 282,078 shares of our common stock, leaving 5,513 of such shares outstanding, which were redeemed by us on September 30, 2010. During the three months ended September 30, 2010, the holder of our Series E Cumulative Convertible and Redeemable Preferred Stock converted 74,380 shares into 56,935 shares of our common stock, leaving no shares outstanding at December 31, 2011.

     In July 2003, we closed a public offering of 4,000,000 shares of 7.875% Series D Cumulative Redeemable Preferred Stock. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, are redeemable by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, effective July 9, 2008.

     In September 2004, we closed a public offering of 7,000,000 shares of 7.625% Series F Cumulative Redeemable Preferred Stock. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, are redeemable by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, effective September 14, 2009.

     During the three months ended December 31, 2010, we issued 349,854 shares of 6.00% Series H Cumulative Convertible and Redeemable Preferred Stock in connection with a business combination. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after December 31, 2015. See Note 3 for additional information.

     During the three months ended March 31, 2011, we issued 14,375,000 of 6.50% Series I Cumulative Convertible Perpetual Preferred Stock. These shares have a liquidation value of $50.00 per share. Dividends are payable quarterly in arrears. The preferred stock is not redeemable by us. The preferred shares are convertible, at the holder's option, into 0.8460 shares of common stock (equal to an initial conversion price of approximately $59.10).

     Common Stock. The following is a summary of our common stock issuances during the periods indicated (dollars in thousands, except per share amounts):

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds

February 2009 public issuance	5,816,870	$36.85	$214,352	$210,880
September 2009 public issuance	9,200,000	40.40	371,680	356,554
2009 Dividend reinvestment plan issuances	1,499,497	37.22	55,818	55,818
2009 Equity shelf program issuances	1,952,600	40.69	79,447	77,605
2009 Option exercises	96,166	38.23	3,676	3,676
2009 Totals	18,565,133		$724,973	$704,533

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022
2010 Totals	23,217,500		$1,033,452	$995,438

March 2011 public issuance	28,750,000	$49.25	$1,415,938	$1,358,543
November 2011 public issuance	12,650,000	50.00	632,500	606,595
2011 Dividend reinvestment plan issuances	2,534,707	48.44	122,794	121,846
2011 Equity shelf program issuances	848,620	50.53	42,888	41,982
2011 Option exercises	232,081	37.17	8,628	8,628
2011 Totals	45,015,408		$2,222,748	$2,137,594

     Dividends. The following is a summary of our dividend payments (dollars in thousands, except per share amounts):

	Year Ended
	December 31, 2011		December 31, 2010		December 31, 2009
	Per Share	Amount	Per Share	Amount	Per Share	Amount

Common Stock	$2.83500	$483,746	$2.74000	$348,578	$2.72000	$311,760
Series D Preferred Stock	1.96875	7,875	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	-	0	1.12500	94	1.50000	112
Series F Preferred Stock	1.90625	13,344	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	-	0	1.40640	332	1.87500	748
Series H Preferred Stock	2.85840	1,000	-	0	-	0
Series I Preferred Stock	1.33159	38,283	-	0	-	0
Totals		$544,248		$370,223		$333,839

Comprehensive Income

     The following is a summary of accumulated other comprehensive income/(loss) as of the dates indicated (in thousands):

	December 31, 2011	December 31, 2010
Unrecognized gains (losses) on cash flow hedges	$(8,561)	$(9,969)
Unrecognized gains (losses) on equity investments	(619)	(497)
Unrecognized actuarial gains (losses)	(2,748)	(633)
Totals	$(11,928)	$(11,099)

     The following is a summary of comprehensive income/(loss) for the periods indicated (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Unrecognized gains (losses) on cash flow hedges	$1,408	$(8,063)	$(2,542)
Unrecognized gains (losses) on equity investments	(122)	54	487
Unrecognized actuarial gains (losses)	(2,115)	(199)	277
Total other comprehensive income (loss)	(829)	(8,208)	(1,778)
Net income attributable to controlling interests	217,610	128,527	193,269
Comprehensive income attributable to controlling interests	216,781	120,319	191,491
Net and comprehensive income (loss) attributable to noncontrolling interests(1)	(4,894)	357	(342)
Total comprehensive income	$211,887	$120,676	$191,149

(1) Includes amounts attributable to redeemable noncontrolling interests.

Other Equity

     Other equity consists of accumulated option compensation expense, which represents the amount of amortized compensation costs related to stock options awarded to employees and directors. Expense, which is recognized as the options vest based on the market value at the date of the award, totaled $1,917,000, $1,634,000 and $1,629,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Stock Incentive Plans	12 Months Ended
Dec. 31, 2011
Stock Incentive Plans [Abstract]
Stock Incentive Plans

14. Stock Incentive Plans

     Our Amended and Restated 2005 Long-Term Incentive Plan authorizes up to 6,200,000 shares of common stock to be issued at the discretion of the Compensation Committee of the Board of Directors. The 2005 Plan replaced the 1995 Stock Incentive Plan and the Stock Plan for Non-Employee Directors. The options granted to officers and key employees under the 1995 Plan vested through 2010 and expire ten years from the date of grant. Our non-employee directors, officers and key employees are eligible to participate in the 2005 Plan. The 2005 Plan allows for the issuance of, among other things, stock options, restricted stock, deferred stock units and dividend equivalent rights. Vesting periods for options, deferred stock units and restricted shares generally range from three years for non-employee directors to five years for officers and key employees. Options expire ten years from the date of grant.

Valuation Assumptions

     The fair value of each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted-average assumptions:

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Dividend yield	5.74%	6.28%	7.35%
Expected volatility	34.80%	34.08%	29.40%
Risk-free interest rate	2.87%	3.23%	2.33%
Expected life (in years)	7.0	7.0	7.0
Weighted-average fair value	$9.60	$7.82	$4.38

     The dividend yield represented the dividend yield of our common stock on the dates of grant. Our computation of expected volatility was based on historical volatility. The risk-free interest rates used were the 7-year U.S. Treasury Notes yield on the date of grant. The expected life was based on historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations regarding future employee behavior.

Option Award Activity

     The following table summarizes information about stock option activity for the twelve months ended December 31, 2011:

	Year Ended
	December 31, 2011		December 31, 2010		December 31, 2009
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000's)	Exercise Price	(000's)	Exercise Price	(000's)	Exercise Price
Options at beginning of year	1,207	$39.45	1,062	$37.71	817	$38.29
Options granted	289	49.17	280	43.29	366	37.00
Options exercised	(232)	36.92	(129)	33.58	(96)	38.22
Options terminated	(12)	43.09	(6)	37.82	(25)	44.50
Options at end of period	1,252	$42.12	1,207	$39.45	1,062	$37.71

Options exercisable at end of period	427	$39.45	440	$37.76	388	$35.85
Weighted average fair value of
options granted during the period		$9.60		$7.82		$4.38

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
	Number	Weighted	Weighted Average	Number	Weighted	Weighted Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$20-$30	20	$25.82	1.0	20	$25.82	1.0
$30-$40	390	36.75	5.9	179	36.46	4.5
$40+	842	44.99	7.5	228	42.96	6.1
Totals	1,252	$42.12	6.9	427	$39.45	5.2

Aggregate intrinsic value	$15,528,000			$6,439,000

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the quoted price of our common stock for the options that were in-the-money at December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the aggregate intrinsic value of options exercised under our stock incentive plans was $3,390,000, $1,798,000 and $737,000, respectively (determined as of the date of option exercise). Cash received from option exercises under our stock incentive plans was $8,628,000, $4,022,000 and $3,676,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011, there was approximately $4,419,000 of total unrecognized compensation cost related to unvested stock options granted under our stock incentive plans. That cost is expected to be recognized over a weighted average period of 4 years. As of December 31, 2011, there was approximately $14,410,000 of total unrecognized compensation cost related to unvested restricted stock granted under our stock incentive plans. That cost is expected to be recognized over a weighted average period of 3 years.

The following table summarizes information about non-vested stock incentive awards as of December 31, 2011 and changes for the twelve months ended December 31, 2011:

	Stock Options		Restricted Stock
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Grant Date	Shares	Grant Date
	(000's)	Fair Value	(000's)	Fair Value
Non-vested at December 31, 2010	768	$6.19	420	$41.09
Vested	(219)	6.12	(148)	41.90
Granted	289	9.60	245	49.20
Terminated	(13)	6.40	(9)	32.86
Non-vested at December 31, 2011	825	$7.40	508	$44.91

We use the Black-Scholes-Merton option pricing model to estimate the value of stock option grants and expect to continue to use this acceptable option valuation model. We recognize compensation cost for share-based grants on a straight-line basis through the date the awards become fully vested or to the retirement eligible date, if sooner. Compensation cost totaled $10,786,000, $11,823,000 and $9,633,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

15. Earnings Per Share

     The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2011	2010	2009
Numerator for basic and diluted earnings
per share - net income attributable to
common stockholders	$157,108	$106,882	$171,190

Denominator for basic earnings per
share - weighted average shares	173,741	127,656	114,207
Effect of dilutive securities:
Employee stock options	176	125	0
Non-vested restricted shares	246	420	405
Convertible senior unsecured notes	238	7	0
Dilutive potential common shares	660	552	405
Denominator for diluted earnings per
share - adjusted weighted average shares	174,401	128,208	114,612

Basic earnings per share	$0.90	$0.84	$1.50
Diluted earnings per share	$0.90	$0.83	$1.49

The diluted earnings per share calculations exclude the dilutive effect of 0, 280,000 and 351,000 stock options for the years ended December 31, 2011, 2010 and 2009, respectively, because the exercise prices were more than the average market price. The outstanding convertible senior unsecured notes were not included in the 2009 calculations as the effect of the conversions into common stock was anti-dilutive for that period. The Series H Cumulative Convertible and Redeemable Preferred Stock issued in 2010 was excluded from the calculations for 2010 and 2011 as the effect of the conversions was anti-dilutive.

Disclosure about Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosure About Fair Value of Financial Instruments [Abstract]
Disclosure about Fair Value of Financial Instruments

16. Disclosure about Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Mortgage Loans and Other Real Estate Loans Receivable — The fair value of mortgage loans and other real estate loans receivable is generally estimated by discounting the estimated future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Cash and Cash Equivalents — The carrying amount approximates fair value.

Available-for-sale Equity Investments — Available-for-sale equity investments are recorded at their fair value based on publicly available trading prices.

Borrowings Under Unsecured Lines of Credit Arrangements — The carrying amount of the unsecured line of credit arrangement approximates fair value because the borrowings are interest rate adjustable.

Senior Unsecured Notes — The fair value of the senior unsecured notes payable was estimated based on publicly available trading prices.

Secured Debt — The fair value of fixed rate secured debt is estimated by discounting the estimated future cash flows using the current rates at which similar loans would be made with similar credit ratings and for the same remaining maturities. The carrying amount of variable rate secured debt approximates fair value because the borrowings are interest rate adjustable.

Interest Rate Swap Agreements — Interest rate swap agreements are recorded as assets or liabilities on the balance sheet at fair market value. Fair market value is estimated by utilizing pricing models that consider forward yield curves and discount rates.

The carrying amounts and estimated fair values of our financial instruments are as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
Mortgage loans receivable	$63,934	$64,194	$109,283	$111,255
Other real estate loans receivable	228,573	231,308	327,297	333,003
Available-for-sale equity investments	980	980	1,103	1,103
Cash and cash equivalents	163,482	163,482	131,570	131,570

Financial Liabilities:
Borrowings under unsecured lines of credit arrangements	$610,000	$610,000	$300,000	$300,000
Senior unsecured notes	4,434,107	4,709,736	3,034,949	3,267,638
Secured debt	2,112,649	2,297,278	1,125,906	1,178,081
Interest rate swap agreements	2,854	2,854	482	482

U.S. GAAP provides authoritative guidance for measuring and disclosing fair value measurements of assets and liabilities. The guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Interest rate swap agreements are valued using models that assume a hypothetical transaction to sell the asset or transfer the liability in the principal market for the asset or liability based on market data derived from interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment timing, loss severities, credit risks and default rates.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Items Measured at Fair Value on a Recurring Basis

The market approach is utilized to measure fair value for our financial assets and liabilities reported at fair value on a recurring basis. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
Available-for-sale equity investments(1)	$980	$980	$0	$0
Assets held for sale(2)	36,115	0	36,115	0
Interest rate swap agreements(3)	(2,854)	0	(2,854)	0
Totals	$34,241	$980	$33,261	$0

(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
(2) Please see Note 5 for additional information.
(3) Please see Note 11 for additional information.

Items Measured at Fair Value on a Nonrecurring Basis

In addition to items that are measured at fair value on a recurring basis, we also have assets and liabilities in our balance sheet that are measured at fair value on a nonrecurring basis. As these assets and liabilities are not measured at fair value on a recurring basis, they are not included in the tables above. Assets and liabilities that are measured at fair value on a nonrecurring basis include assets acquired and liabilities assumed in business combinations (see Note 3) and asset impairments (see Note 5 for impairments of real property and Note 6 for impairments of loans receivable). We have determined that the fair value measurements included in each of these assets and liabilities rely primarily on Company-specific inputs and our assumptions about the use of the assets and settlement of liabilities, as observable inputs are not available. As such, we have determined that each of these fair value measurements generally reside within Level 3 of the fair value hierarchy. We estimate the fair value of real estate and related intangibles using the income approach and unobservable data such as net operating income and estimated capitalization and discount rates. We also consider local and national industry market data including comparable sales, and commonly engage an external real estate appraiser to assist us in our estimation of fair value. We estimate the fair value of secured debt assumed in business combinations using current interest rates at which similar borrowings could be obtained on the transaction date.

Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

17. Segment Reporting

     During the year ended December 31, 2011, we changed the name of our seniors housing and care segment to seniors housing triple-net. Additionally, we added a new seniors housing operating segment. There was no activity related to this segment prior to September 1, 2010. We invest in seniors housing and health care real estate. We evaluate our business and make resource allocations on our three business segments: seniors housing triple-net, seniors housing operating and medical facilities. Our seniors housing triple-net properties include skilled nursing/post-acute facilities, assisted living facilities, independent living/continuing care retirement communities and combinations thereof. Under the seniors housing triple-net segment, we invest in seniors housing and health care real estate through acquisition and financing of primarily single tenant properties. Properties acquired are primarily leased under triple-net leases and we are not involved in the management of the property. Our seniors housing operating properties include assisted living facilities and independent living/continuing care retirement communities that are owned and/or operated through RIDEA partnership structures. Our primary medical facility properties include medical office buildings, hospitals and life science buildings. Our medical office buildings are typically leased to multiple tenants and generally require a certain level of property management. Our hospital investments are structured similar to our seniors housing triple-net investments. Our life science investments represent investments in an unconsolidated entity (see Note 7 for additional information). The accounting policies of the segments are the same as those described in the summary of significant accounting policies (in Note 2 to our audited consolidated financial statements). There are no intersegment sales or transfers. We evaluate performance based upon net operating income of the combined properties in each segment. Non-segment revenue consists mainly of interest income on non-real estate investments and other income. Non-segment assets consist of corporate assets including cash, deferred loan expenses and corporate offices and equipment among others. Non-property specific revenues and expenses are not allocated to individual segments in determining net operating income.

     Summary information for the reportable segments during the years ended December 31, 2011, 2010 and 2009 is as follows (in thousands):

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$590,052	$-	$300,095	$-	$890,147
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	630,740	456,085	311,082	690	1,398,597

Property operating expenses	-	(314,142)	(65,334)	-	(379,476)
Net operating income from continuing operations(1)	630,740	141,943	245,748	690	1,019,121

Reconciling items:
Interest expense	(8,797)	(46,342)	(29,931)	(228,884)	(313,954)
Depreciation and amortization	(169,750)	(138,192)	(104,589)	-	(412,531)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
Gain (loss) on extinguishment of debt	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$424,200	$(77,940)	$103,315	$(305,395)	$144,180
Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$325,788	$-	$210,484	$-	$536,272
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	365,350	51,006	216,148	2,874	635,378

Property operating expenses	-	(32,621)	(46,673)	-	(79,294)
Net operating income from continuing operations(1)	365,350	18,385	169,475	2,874	556,084

Reconciling items:
Interest expense	(3,295)	(7,794)	(22,593)	(113,129)	(146,811)
Depreciation and amortization	(92,648)	(15,504)	(72,896)	-	(181,048)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Gain (loss) on extinguishment of debt	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operation before income taxes and income from unconsolidated entities	$211,320	$(25,849)	$67,566	$(189,953)	$63,084

Total assets	$4,756,896	$1,080,416	$3,389,441	$224,981	$9,451,734

Year Ended December 31, 2009:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$287,057	$-	$165,965	$-	$453,022
Interest income	35,945	-	4,940	-	40,885
Other income	5,309	-	1,309	1,170	7,788
Total revenues	328,311	-	172,214	1,170	501,695

Property operating expenses	-	-	(42,501)	-	(42,501)
Net operating income from continuing operations(1)	328,311	-	129,713	1,170	459,194

Reconciling items:
Interest expense	1,387	-	(17,411)	(76,566)	(92,590)
Depreciation and amortization	(76,830)	-	(57,941)	-	(134,771)
General and administrative	-	-	-	(49,691)	(49,691)
Gain (loss) on extinguishment of debt	(2,057)	-	(3,781)	(19,269)	(25,107)
Provision for loan losses	(23,261)	-	-	-	(23,261)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$227,550	$-	$50,580	$(144,356)	$133,774

______________________________________________

  Net operating income from continuing operations (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.
  Excludes income and expense amounts related to our properties held in unconsolidated entities. Please see Note 7 for additional information.

Income Taxes and Distributions	12 Months Ended
Dec. 31, 2011
Income Taxes and Distributions [Abstract]
Income Taxes and Distributions

18. Income Taxes and Distributions

To qualify as a real estate investment trust for federal income tax purposes, at least 90% of taxable income (excluding 100% of net capital gains) must be distributed to stockholders. We distributed at least 100% of taxable income for the years ended December 31, 2011, 2010 and 2009. Real estate investment trusts that do not distribute a certain amount of current year taxable income in the current year are also subject to a 4% federal excise tax. The main differences between undistributed net income for federal income tax purposes and financial statement purposes are the recognition of straight-line rent for reporting purposes, basis differences in acquisitions, differing useful lives and depreciation and amortization methods for real property and the provision for loan losses for reporting purposes versus bad debt expense for tax purposes.

Cash distributions paid to common stockholders, for federal income tax purposes, are as follows:

	Year Ended December 31,
	2011	2010	2009
Per Share:
Ordinary income	$1.1472	$0.7774	$1.9865
Return of capital	1.4227	1.7408	0.4864
Long-term capital gains	0.1059	0.0190	-
1250 gains	0.1592	0.2028	0.2471
Totals	$2.8350	$2.7400	$2.7200

At December 31, 2011, we had U.S. federal tax losses from our taxable REIT subsidiaries (“TRS”) of $7,400,000, as well as apportioned state tax losses of $14,240,000 available for carryforward. Valuation allowances have been established for these assets based upon our assessment, as it is more likely than not that such assets may not be realized. During the year ended December 31, 2011, the federal tax valuation allowance declined by $10,306,000 due to current year utilization of net operating losses. The U.S. federal and state tax loss carryforwards expire from 2012 through 2031.

Tax expense reflected in the financial statements primarily represents federal, state and local income taxes as well as amounts related to uncertain tax positions as discussed below. As a result of certain acquisitions, we are subject to corporate level taxes for related asset dispositions for the period December 31, 2011 through December 31, 2021 (“built-in gains tax”). The amount of income potentially subject to this special corporate level tax is generally equal to (a) the excess of the fair value of the asset as of December 31, 2011 over its adjusted tax basis as of December 31, 2011, or (b) the actual amount of gain, whichever of (a) and (b) is lower. Some but not all gains recognized during this period of time could be offset by available net operating losses and capital loss carryforwards. We have not recorded a deferred tax liability as a result of the potential built-in gains tax based on our intentions with respect to such properties and available tax planning strategies.

Under the provisions of the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”), for taxable years beginning after July 30, 2008, the REIT may lease “qualified health care properties” on an arm's-length basis to a TRS if the property is operated on behalf of such subsidiary by a person who qualifies as an “eligible independent contractor.” Generally, the rent received from the TRS will meet the related party rent exception and will be treated as “rents from real property.” A “qualified health care property” includes real property and any personal property that is, or is necessary or incidental to the use of, a hospital, nursing facility, assisted living facility, congregate care facility, qualified continuing care facility, or other licensed facility which extends medical or nursing or ancillary services to patients.

Through December 31, 2011, we entered into five joint ventures that were structured under RIDEA. Resident level rents and related operating expenses for these facilities are reported in the consolidated financial statements and are subject to federal taxes as the operations of such facilities are included in a TRS. Certain net operating loss carryforwards could be utilized to offset taxable income in future years

We apply the rules under ASC 740-10 in our Accounting for Uncertainty in Income Taxes for uncertain tax positions using a “more likely than not” recognition threshold for tax positions. Pursuant to these rules, we will initially recognize the financial statement effects of a tax position when it is more likely than not, based on the technical merits of the tax position, that such a position will be sustained upon examination by the relevant tax authorities. If the tax benefit meets the “more likely than not” threshold, the measurement of the tax benefit will be based on our estimate of the ultimate tax benefit to be sustained if audited by the taxing authority.

The entire balance of unrecognized tax benefits as of December 31, 2011 of $6,098,000 (exclusive of accrued interest and penalties) relates to the April 1, 2011 Genesis Acquisition discussed in further detail in Note 3 and is included in Accrued expenses and other liabilities on the consolidated balance sheet. As a part of the Genesis Acquisition, we received a full indemnification from FC-GEN Operations Investment, LLC covering income taxes or other taxes as well as interest and penalties relating to tax positions taken by FC-GEN Operations Investment, LLC prior to the acquisition. Accordingly, an offsetting indemnification asset is recorded in receivables and other assets on the Consolidated Balance Sheet. Such indemnification asset is reviewed for collectability periodically.

There were $149,000 of uncertain tax positions as of December 31, 2011 for which it is reasonably possible that the amount of unrecognized tax benefits would decrease during 2012. Interest and penalties totaled $582,000 in expense for the year ended December 31, 2011 and were recorded as income tax expense in the consolidated statements of income with an offsetting amount recorded in other income relating to the increase in the indemnification asset. As of December 31, 2011, $2,738,000 of interest and penalties were accrued related to income taxes.

Retirement Arrangements	12 Months Ended
Dec. 31, 2011
Retirement Arrangements [Abstract]
Retirement Arrangements

19. Retirement Arrangements

Under the retirement plan and trust (the “401(k) Plan”), eligible employees may make contributions, and we may make matching contributions and a profit sharing contribution. Our contributions to the 401(k) Plan totaled $1,558,000, $1,341,000 and $1,201,000 in 2011, 2010 and 2009, respectively.

We have a Supplemental Executive Retirement Plan (“SERP”), a non-qualified defined benefit pension plan, which provides one executive officer with supplemental deferred retirement benefits. The SERP provides an opportunity for the participant to receive retirement benefits that cannot be paid under our tax-qualified plans because of the restrictions imposed by ERISA and the Internal Revenue Code of 1986, as amended. Benefits are based on compensation and length of service and the SERP is unfunded. Benefit payments are expected to total $2,375,000 during the next five fiscal years and $3,560,000 thereafter. We use a December 31 measurement date for the SERP. The accrued liability on our balance sheet for the SERP was $5,623,000 at December 31, 2011 ($4,066,000 at December 31, 2010).

The following tables provide a reconciliation of the changes in the SERP's benefit obligations for the periods indicated (in thousands):

	Year Ended December 31,
	2011	2010
Reconciliation of benefit obligation:
Obligation at January 1	$4,066	$3,287
Service cost	489	413
Interest cost	112	115
Actuarial (gain) loss	2,303	251
Settlements	(1,347)	0
Obligation at December 31	$5,623	$4,066

We contributed $1,347,000 to the plan in connection with a settlement during the year ended December 31, 2011. The following table shows the components of net periodic benefit costs for the periods indicated (in thousands):

	Year Ended December 31,
	2011	2010
Service cost	$489	$413
Interest cost	112	115
Net actuarial (gain) loss	50	52
Net periodic benefit cost	$651	$580

The following table provides information for the SERP, which has an accumulated benefit in excess of plan assets (in thousands):

	December 31,
	2011	2010
Projected benefit obligation	$5,623	$4,066
Accumulated benefit obligation	3,307	2,938
Fair value of assets	n/a	n/a

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost for the SERP:

	Benefit Obligations		Net Periodic Benefit Cost
	December 31,		Year Ended December 31,
	2011	2010	2011	2010
Discount rate	2.75%	3.50%	3.50%	3.50%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%
Expected long-term return on plan assets	n/a	n/a	n/a	n/a

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (Unaudited)

20. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 (in thousands, except per share data). The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter(2)	4th Quarter(3)
Revenues - as reported	$255,477	$381,059	$384,786	$407,391
Discontinued operations	(9,720)	(7,240)	(7,432)	(5,724)
Revenues - as adjusted(1)	$245,757	$373,819	$377,354	$401,667
Net income (loss) attributable to common stockholders	$23,372	$69,847	$36,607	$27,282
Net income (loss) attributable to common stockholders per share:
Basic	$0.15	$0.40	$0.21	$0.15
Diluted	0.15	0.39	0.21	0.15

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter(4)	4th Quarter
Revenues - as reported	$152,759	$163,131	$176,146	$202,456
Discontinued operations	(16,760)	(16,390)	(14,368)	(11,596)
Revenues - as adjusted(1)	$135,999	$146,741	$161,778	$190,860
Net income attributable to common stockholders	$25,812	$45,646	$(4,563)	$39,988
Net income attributable to common stockholders per share:
Basic	$0.21	$0.37	$(0.04)	$0.29
Diluted	0.21	0.37	(0.04)	0.29

(1) We have reclassified the income attributable to the properties sold prior to or held for sale at March 31, 2012 to discontinued operations. See Note 5.
(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
(3) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
(4) The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ($28,918,000) and transaction costs ($18,835,000).

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent Events

Chartwell. On February 15, 2012, the company announced it will partner with Chartwell Seniors Housing Real Estate Investment Trust to own and operate a portfolio of 42 seniors housing and care communities located in Canada. The portfolio is being acquired for $925 million. This transaction will be structured under RIDEA with 39 facilities owned 50% by us and 50% by Chartwell, and three facilities wholly owned by us. Our $503 million investment will be through a combination of cash and the pro rata assumption of secured debt. Chartwell will provide management services to the communities under an incentive-based management contract.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accummulated Depreciation [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION
Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2011
(Dollars in thousands)

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Seniors housing triple-net:
Aboite Twp, IN	$-	$1,770	$19,930	$835	$1,770	$20,765	$668	2010	2008
Agawam, MA	-	880	16,112	2,134	880	18,246	4,690	2002	1993
Agawam, MA	-	1,230	13,618	-	1,230	13,618	299	2011	1975
Agawam, MA	-	930	15,304	-	930	15,304	326	2011	1970
Agawam, MA	-	920	10,661	-	920	10,661	239	2011	1985
Agawam, MA	-	920	10,562	-	920	10,562	236	2011	1967
Akron, OH	-	290	8,219	491	290	8,710	1,559	2005	1961
Akron, OH	-	630	7,535	184	630	7,719	1,195	2006	1915
Alexandria, VA	-	1,330	7,820	-	1,330	7,820	688	2008	1955
Alliance, OH	4,482	270	7,723	107	270	7,830	1,311	2006	1982
Amarillo, TX	-	540	7,260	-	540	7,260	1,383	2005	1986
Amelia Island, FL	-	3,290	24,310	19,131	3,290	43,441	5,335	2005	1998
Ames, IA	-	330	8,871	-	330	8,870	400	2010	1999
Anderson, SC	-	710	6,290	419	710	6,709	1,675	2003	1986
Andover, MA	-	1,310	12,647	-	1,310	12,647	292	2011	1985
Annapolis, MD	-	1,010	24,825	-	1,010	24,825	509	2011	1993
Ansted, WV	-	240	14,113	-	240	14,113	284	2011	1982
Asheboro, NC	-	290	5,032	165	290	5,197	1,194	2003	1998
Asheville, NC	-	204	3,489	-	204	3,489	1,295	1999	1999
Asheville, NC	-	280	1,955	351	280	2,306	596	2003	1992
Aspen Hill, MD	-	-	9,008	-	-	9,008	206	2011	1988
Atlanta, GA	-	460	5,540	190	460	5,730	1,156	2005	1972
Auburndale, FL	-	750	5,950	304	750	6,254	1,179	2005	1983
Aurora, CO	-	2,600	5,906	7,915	2,600	13,821	2,341	2006	2006
Aurora, CO	-	2,440	28,172	-	2,440	28,172	3,263	2006	2008
Aurora, OH	-	1,760	14,148	-	1,760	14,148	388	2011	2002
Austin, TX	10,052	730	18,970	-	730	18,970	2,421	2007	2006
Avon Lake, OH	-	790	10,421	-	790	10,421	297	2011	2001
Avon, IN	-	1,830	14,470	-	1,830	14,470	681	2010	2004
Ayer, MA	-	-	22,074	-	-	22,074	454	2011	1988
Baltic, OH	3,672	50	8,709	189	50	8,898	1,460	2006	1983
Baltimore, MD	-	1,350	14,884	-	1,350	14,884	322	2011	1993
Baltimore, MD	-	900	5,039	-	900	5,039	129	2011	1969
Barnum, MN	-	-	-	-	-	-	-	2011	2005
Bartlesville, OK	-	100	1,380	-	100	1,380	602	1996	1995
Baytown, TX	9,428	450	6,150	-	450	6,150	1,700	2002	2000
Baytown, TX	-	540	11,110	-	540	11,110	682	2009	2008
Beachwood, OH	-	1,260	23,478	-	1,260	23,478	6,529	2001	1990
Beattyville, KY	-	100	6,900	-	100	6,900	1,274	2005	1972
Bedford, NH	-	2,250	28,831	-	2,250	28,831	589	2011	1978
Bellevue, WI	-	1,740	18,260	571	1,740	18,831	2,706	2006	2004
Benbrook, TX	-	1,550	13,553	-	1,550	13,553	236	2011	2007
Bethel Park, PA	-	1,700	16,007	-	1,700	16,007	1,213	2007	2009
Bluefield, VA	-	900	12,463	-	900	12,463	262	2011	2005
Boise, ID	-	810	5,401	-	810	5,401	2,345	1998	1966
Boonville, IN	-	190	5,510	-	190	5,510	1,499	2002	2000
Boynton Beach, FL	-	980	8,112	-	980	8,112	1,734	2004	1999
Bradenton, FL	-	252	3,298	-	252	3,298	1,455	1996	1995
Braintree, MA	-	170	7,157	1,290	170	8,447	6,421	1997	1968
Brandon, MS	-	1,220	10,241	-	1,220	10,241	327	2010	1999
Bremerton, WA	-	390	2,210	144	390	2,354	303	2006	1999
Bremerton, WA	-	830	10,420	150	830	10,570	323	2010	1984
Brick, NJ	-	1,290	25,247	-	1,290	25,247	226	2011	2000
Brick, NJ	-	1,170	17,372	61	1,176	17,427	451	2010	1998
Brick, NJ(1)	-	690	17,125	16	690	17,141	439	2010	1999
Bridgewater, NJ	-	1,850	3,050	-	1,850	3,050	874	2004	1970
Bridgewater, NJ	-	1,730	48,201	74	1,730	48,275	1,235	2010	1999
Bridgewater, NJ	-	1,800	31,810	-	1,800	31,810	282	2011	2001
Brighton, MA	-	240	3,859	2,126	240	5,985	1,142	2005	1982
Broadview Heights, OH	-	920	12,400	2,388	920	14,788	3,539	2001	1984
Brookline, MA	-	2,760	9,217	-	2,760	9,217	230	2011	1984
Brooklyn Park, MD	-	1,290	16,329	-	1,290	16,329	347	2011	1995
Bunnell, FL	-	260	7,118	-	260	7,118	1,610	2004	1985
Burleson, TX	12,752	670	13,985	-	670	13,985	253	2011	2006
Burlington, NC	-	280	4,297	707	280	5,004	1,133	2003	2000
Burlington, NC	-	460	5,467	-	460	5,467	1,274	2003	1997
Burlington, NJ	-	1,700	12,554	-	1,700	12,554	306	2011	2005
Burlington, NJ	-	1,170	19,205	-	1,170	19,205	274	2011	1994
Butler, AL	-	90	3,510	-	90	3,510	867	2004	1960

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Butte, MT	-	550	3,957	43	550	4,000	1,223	1998	1999
Byrdstown, TN	-	-	2,414	132	-	2,546	1,247	2004	1982
Cambridge, MD	-	490	15,843	-	490	15,843	329	2011	1990
Canton, MA	-	820	8,201	263	820	8,464	2,495	2002	1993
Canton, OH	-	300	2,098	-	300	2,098	769	1998	1998
Cape Coral, FL	-	530	3,281	-	530	3,281	897	2002	2000
Carmel, IN	-	2,370	57,175	421	2,370	57,596	5,271	2006	2007
Cary, NC	-	1,500	4,350	986	1,500	5,336	1,798	1998	1996
Catonsville, MD	-	1,330	15,003	-	1,330	15,003	324	2011	1973
Cedar Grove, NJ	-	1,830	10,939	-	1,830	10,939	244	2011	1994
Cedar Grove, NJ	-	2,850	27,737	-	2,850	27,737	581	2011	1970
Centreville, MD(1)	-	600	14,602	-	600	14,602	312	2011	1993
Chapel Hill, NC	-	354	2,646	783	354	3,429	893	2002	1997
Charles Town, WV	-	230	22,834	-	230	22,834	454	2011	1997
Charleston, WV	-	440	17,575	-	440	17,575	354	2011	1998
Charleston, WV	-	410	5,430	-	410	5,430	123	2011	1996
Chelmsford, MA	-	1,040	10,951	1,441	1,040	12,392	2,407	2003	1997
Chickasha, OK	-	85	1,395	-	85	1,395	602	1996	1996
Cincinnati, OH	-	2,060	109,388	350	2,060	109,738	4,195	2007	2010
Cinnaminson, NJ	-	860	6,663	-	860	6,663	161	2011	1986
Claremore, OK	-	155	1,428	-	155	1,428	597	1996	1996
Clark Summit, PA	-	600	11,179	-	600	11,179	247	2011	1985
Clarks Summit, PA	-	400	6,529	-	400	6,529	148	2011	1997
Clarksville, TN	-	330	2,292	-	330	2,292	833	1998	1998
Clearwater, FL	-	160	7,218	-	160	7,218	1,478	2004	1961
Clearwater, FL	-	1,260	2,740	324	1,260	3,064	713	2005	1983
Cleburne, TX	-	520	5,369	-	520	5,369	654	2006	2007
Cleveland, TN	-	350	5,000	122	350	5,122	1,531	2001	1987
Cloquet, MN	-	340	4,660	-	340	4,660	33	2011	2009
Cloquet, MN	-	-	-	-	-	-	-	2011	2002
Coeur d'Alene, ID	-	600	7,878	-	600	7,878	3,047	1998	1996
Colchester, CT	-	980	4,860	-	980	4,860	132	2011	1986
Colorado Springs, CO	-	310	6,290	-	310	6,290	1,273	2005	1985
Colts Neck, NJ	-	780	14,733	99	783	14,829	388	2010	2002
Columbia Heights, MN	-	825	14,175	-	825	14,175	94	2011	2009
Columbia, SC	-	2,120	4,860	5,709	2,120	10,569	2,086	2003	2000
Columbia, TN	-	341	2,295	-	341	2,295	846	1999	1999
Columbia, TN	-	590	3,787	-	590	3,787	1,161	2003	1974
Columbus, IN	-	610	3,190	-	610	3,190	147	2010	1998
Columbus, IN	-	530	6,710	-	530	6,710	1,677	2002	2001
Columbus, OH	-	530	5,170	8,300	1,070	12,930	2,170	2005	1968
Columbus, OH	4,090	1,010	5,022	-	1,010	5,022	923	2006	1983
Columbus, OH	-	1,010	4,931	13,620	1,860	17,701	2,900	2006	1978
Concord, NC	-	550	3,921	55	550	3,976	1,027	2003	1997
Concord, NH	-	780	18,423	-	780	18,423	371	2011	1905
Concord, NH	-	1,760	43,179	-	1,760	43,179	867	2011	1994
Concord, NH	-	720	3,041	-	720	3,041	79	2011	1972
Conroe, TX	-	980	7,771	-	980	7,771	363	2009	2010
Corpus Christi, TX	-	307	443	-	307	443	240	2005	1985
Corpus Christi, TX	-	400	1,916	-	400	1,916	517	2005	1985
Dade City, FL	-	250	7,150	-	250	7,150	1,520	2004	1975
Daniels, WV	-	200	17,320	-	200	17,320	347	2011	1986
Danville, VA	-	410	3,954	722	410	4,676	1,104	2003	1998
Daytona Beach, FL	-	470	5,930	-	470	5,930	1,372	2004	1986
Daytona Beach, FL	-	490	5,710	-	490	5,710	1,370	2004	1961
DeBary, FL	-	440	7,460	-	440	7,460	1,578	2004	1965
Dedham, MA	-	1,360	9,830	-	1,360	9,830	2,878	2002	1996
DeForest, WI	-	250	5,350	354	250	5,704	690	2007	2006
Defuniak Springs, FL	-	1,350	10,250	-	1,350	10,250	1,572	2006	1980
DeLand, FL	-	220	7,080	-	220	7,080	1,511	2004	1967
Denton, MD	-	390	4,010	206	390	4,216	1,183	2003	1982
Denton, TX	-	1,760	8,305	-	1,760	8,305	21	2010	2011
Denver, CO	-	2,530	9,514	-	2,530	9,514	1,684	2005	1986
Denver, CO	-	3,650	14,906	1,605	3,650	16,511	2,134	2006	1987
Denver, CO	-	2,076	13,594	-	2,076	13,594	784	2007	2009
Dover, DE	-	400	7,717	-	400	7,717	170	2011	1997
Dover, DE	-	600	22,266	-	600	22,266	456	2011	2006
Drescher, PA	-	2,060	40,236	45	2,063	40,278	1,028	2010	2001
Dundalk, MD(1)	-	1,770	32,047	-	1,770	32,047	658	2011	1988
Durham, NC	-	1,476	10,659	2,196	1,476	12,855	7,592	1997	1999
East Brunswick, NJ	-	1,380	34,229	-	1,380	34,229	300	2011	1998
East Norriston, PA	-	1,200	28,129	139	1,210	28,258	731	2010	1988
Easton, MD	-	900	24,539	-	900	24,539	518	2011	2006
Easton, PA	-	285	6,315	-	285	6,315	3,440	1993	1959
Eatontown, NJ	-	1,190	23,358	-	1,190	23,358	489	2011	1996

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Eden, NC	-	390	4,877	-	390	4,877	1,156	2003	1998
El Paso, TX	-	539	8,961	232	539	9,193	1,725	2005	1970
El Paso, TX	-	642	3,958	1,100	642	5,058	998	2005	1969
Elizabeth City, NC	-	200	2,760	2,011	200	4,771	1,480	1998	1999
Elizabethton, TN	-	310	4,604	336	310	4,940	1,514	2001	1980
Englewood, NJ	-	930	4,514	-	930	4,514	104	2011	1966
Englishtown, NJ	-	690	12,520	41	694	12,557	333	2010	1997
Erin, TN	-	440	8,060	134	440	8,194	2,347	2001	1981
Eugene, OR	-	300	5,316	-	300	5,316	2,207	1998	1972
Everett, WA	-	1,400	5,476	-	1,400	5,476	1,906	1999	1999
Fair Lawn, NJ	-	2,420	24,504	-	2,420	24,504	511	2011	1962
Fairfield, CA	-	1,460	14,040	-	1,460	14,040	3,911	2002	1998
Fairhaven, MA	-	770	6,230	-	770	6,230	1,282	2004	1999
Fall River, MA	-	620	5,829	4,856	620	10,685	3,699	1996	1973
Fall River, MA	-	920	34,715	-	920	34,715	710	2011	1993
Fanwood, NJ	-	2,850	55,175	-	2,850	55,175	477	2011	2004
Fayetteville, NY	-	410	3,962	500	410	4,462	1,193	2001	1997
Findlay, OH	-	200	1,800	-	200	1,800	720	1997	1997
Fishers, IN	-	1,500	14,500	-	1,500	14,500	682	2010	2000
Florence, NJ	-	300	2,978	-	300	2,978	810	2002	1999
Flourtown, PA	-	1,800	14,830	-	1,800	14,830	316	2011	1986
Follansbee, WV	-	640	27,670	-	640	27,670	561	2011	1998
Forest City, NC	-	320	4,497	-	320	4,497	1,076	2003	1999
Fork Union, VA	-	310	2,490	60	310	2,550	245	2008	1990
Fort Ashby, WV	-	330	19,566	-	330	19,566	389	2011	1989
Fort Pierce, FL	-	440	3,560	211	440	3,771	711	2005	1973
Franconia, NH	-	360	11,320	-	360	11,320	235	2011	1991
Franklin, NH	-	430	15,210	-	430	15,210	313	2011	1990
Fredericksburg, VA	-	1,000	20,000	1,119	1,000	21,119	3,579	2005	1999
Fredericksburg, VA	-	590	28,611	-	590	28,611	575	2011	1977
Gardner, MA	-	480	10,210	-	480	10,210	222	2011	1991
Gastonia, NC	-	470	6,129	-	470	6,129	1,419	2003	1998
Gastonia, NC	-	310	3,096	22	310	3,118	772	2003	1994
Gastonia, NC	-	400	5,029	120	400	5,149	1,199	2003	1996
Georgetown, TX	-	200	2,100	-	200	2,100	826	1997	1997
Gettysburg, PA	-	590	8,913	-	590	8,913	204	2011	1987
Glastonbury, CT	-	1,950	9,532	-	1,950	9,532	220	2011	1966
Glen Mills, PA	-	690	9,110	-	690	9,110	200	2011	1993
Glenside, PA	-	1,940	16,867	-	1,940	16,867	357	2011	1979
Goochland, VA	-	350	3,697	-	350	3,697	354	2008	1991
Goshen, IN	-	210	6,120	-	210	6,120	1,059	2005	2006
Graceville, FL	-	150	13,000	-	150	13,000	1,939	2006	1980
Grafton, WV	-	280	18,824	-	280	18,824	376	2011	1989
Granbury, TX	22,500	2,040	30,670	-	2,040	30,670	548	2011	2009
Grand Ledge, MI	8,356	1,150	16,286	-	1,150	16,286	454	2010	1999
Grand Prairie, TX	-	574	3,426	-	574	3,426	790	2005	1982
Granger, IN	-	1,670	21,280	1,127	1,670	22,407	710	2010	2009
Greeneville, TN	-	400	8,290	409	400	8,699	1,868	2004	1979
Greenfield, WI	-	600	6,626	328	600	6,954	807	2006	2006
Greensboro, NC	-	330	2,970	554	330	3,524	853	2003	1996
Greensboro, NC	-	560	5,507	1,013	560	6,520	1,565	2003	1997
Greenville, NC	-	290	4,393	168	290	4,561	1,048	2003	1998
Greenville, SC	-	310	4,750	-	310	4,750	1,013	2004	1997
Greenville, SC	-	5,400	100,523	1,007	5,400	101,530	5,372	2006	2009
Greenwood, IN	-	1,550	22,770	-	1,550	22,770	746	2010	2007
Groton, CT	-	2,430	19,941	-	2,430	19,941	450	2011	1975
Haddonfield, NJ	-	520	2,320	-	520	2,320	12	2011	1953
Hamburg, PA	-	840	10,543	-	840	10,543	250	2011	1995
Hamden, CT	-	1,470	4,530	-	1,470	4,530	1,475	2002	1998
Hamilton, NJ	-	440	4,469	-	440	4,469	1,209	2001	1998
Hanover, IN	-	210	4,430	-	210	4,430	978	2004	2000
Harleysville, PA	-	960	11,355	-	960	11,355	785	2008	2009
Harriman, TN	-	590	8,060	158	590	8,218	2,507	2001	1972
Hatboro, PA	-	-	28,112	-	-	28,112	566	2011	1996
Hattiesburg, MS	13,100	450	15,518	35	450	15,553	409	2010	2009
Haverford, PA	-	1,880	33,993	85	1,880	34,078	871	2010	2000
Hemet, CA	-	870	3,405	-	870	3,405	413	2007	1996
Henderson, NV	-	380	9,220	65	380	9,285	3,161	1998	1998
Henderson, NV	-	380	4,360	41	380	4,401	1,326	1999	2000
Hermitage, TN	-	1,500	9,856	-	1,500	9,856	150	2011	2006
Hickory, NC	-	290	987	232	290	1,219	395	2003	1994
High Point, NC	-	560	4,443	793	560	5,236	1,242	2003	2000
High Point, NC	-	370	2,185	410	370	2,595	659	2003	1999
High Point, NC	-	330	3,395	28	330	3,423	819	2003	1994
High Point, NC	-	430	4,143	-	430	4,143	982	2003	1998

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Highlands Ranch, CO	-	940	3,721	-	940	3,721	1,027	2002	1999
Hilliard, FL	-	150	6,990	-	150	6,990	2,665	1999	1990
Hilltop, WV	-	480	25,355	-	480	25,355	514	2011	1977
Homestead, FL	-	2,750	11,750	-	2,750	11,750	1,793	2006	1994
Hopedale, MA	-	130	8,170	-	130	8,170	1,502	2005	1999
Houston, TX	10,050	860	18,715	-	860	18,715	2,139	2007	2006
Houston, TX	-	5,090	9,471	-	5,090	9,471	724	2007	2009
Houston, TX	10,410	630	5,970	750	630	6,720	1,793	2002	1995
Howell, NJ	10,528	1,050	21,703	36	1,050	21,739	567	2010	2007
Huntington, WV	-	800	32,261	-	800	32,261	657	2011	1988
Huron, OH	-	160	6,088	1,452	160	7,540	1,176	2005	1983
Hurricane, WV	-	620	21,454	-	620	21,454	442	2011	1986
Hutchinson, KS	-	600	10,590	-	600	10,590	2,034	2004	1997
Indianapolis, IN	-	495	6,287	22,565	495	28,852	4,486	2006	1981
Indianapolis, IN	-	255	2,473	12,123	255	14,596	2,079	2006	1981
Jamestown, TN	-	-	6,707	-	-	6,707	3,465	2004	1966
Jefferson, OH	-	80	9,120	-	80	9,120	1,589	2006	1984
Kalida, OH	-	480	8,173	-	480	8,173	1,041	2006	2007
Kalispell, MT	-	360	3,282	-	360	3,282	1,175	1998	1998
Keene, NH	-	530	9,639	-	530	9,639	97	2011	1980
Kenner, LA	-	1,100	10,036	328	1,100	10,364	6,054	1998	2000
Kennett Square, PA	-	1,050	22,946	18	1,050	22,964	592	2010	2008
Kenosha, WI	-	1,500	9,139	-	1,500	9,139	723	2007	2009
Kent, WA	-	940	20,318	10,470	940	30,788	2,841	2007	2000
Kirkland, WA	-	1,880	4,315	214	1,880	4,529	1,006	2003	1996
Kissimmee, FL	-	230	3,854	-	230	3,854	819	2004	1972
LaBelle, FL	-	60	4,946	-	60	4,946	1,141	2004	1986
Laconia, NH	-	810	14,434	-	810	14,434	305	2011	1968
Lake Havasu City, AZ	-	450	4,223	-	450	4,223	1,452	1998	1999
Lake Havasu City, AZ	-	110	2,244	136	110	2,380	854	1998	1994
Lake Placid, FL	-	150	12,850	-	150	12,850	2,791	2004	1984
Lake Zurich, IL	-	1,470	9,830	-	1,470	9,830	197	2011	2007
Lancaster, NH	-	430	15,804	-	430	15,804	324	2011	1981
Lancaster, NH	-	160	434	-	160	434	18	2011	1965
Lancaster, PA	-	890	7,623	-	890	7,623	180	2011	1986
Langhorne, PA	-	1,350	24,881	-	1,350	24,881	524	2011	2006
LaPlata, MD	-	700	19,068	-	700	19,068	402	2011	1984
Lawrenceville, VA	-	170	4,780	-	170	4,780	441	2008	1989
Lebanon, NH	-	550	20,138	-	550	20,138	413	2011	2006
Lecanto, FL	-	200	6,900	-	200	6,900	1,412	2004	1986
Lee, MA	-	290	18,135	926	290	19,061	5,058	2002	1998
Lenoir, NC	-	190	3,748	641	190	4,389	1,036	2003	1998
Leominster, MA	-	530	6,201	-	530	6,201	149	2011	1966
Lewisburg, WV	-	260	3,699	-	260	3,699	90	2011	1995
Lexington, NC	-	200	3,900	1,015	200	4,915	1,250	2002	1997
Libertyville, IL	14,343	6,500	40,024	-	6,500	40,024	742	2011	2001
Lincoln, NE	5,273	390	13,807	-	390	13,807	599	2010	2000
Linwood, NJ	-	800	21,984	275	800	22,259	580	2010	1997
Litchfield, CT	-	1,240	17,908	45	1,240	17,953	465	2010	1998
Little Neck, NY	-	3,350	38,461	151	3,355	38,607	993	2010	2000
Littleton, MA	-	1,240	2,910	-	1,240	2,910	968	1996	1975
Loma Linda, CA	-	2,214	9,586	-	2,214	9,586	1,228	2008	1976
Longview, TX	-	293	1,707	-	293	1,707	457	2005	1971
Longview, TX	-	610	5,520	-	610	5,520	683	2006	2007
Longwood, FL	-	480	7,520	-	480	7,520	1,628	2004	1980
Longwood, FL	-	1,260	6,445	-	1,260	6,445	32	2011	2011
Louisville, KY	-	490	10,010	-	490	10,010	2,297	2005	1978
Louisville, KY	-	430	7,135	163	430	7,298	2,217	2002	1974
Louisville, KY	-	350	4,675	109	350	4,784	1,485	2002	1975
Lowell, MA	-	1,070	13,481	-	1,070	13,481	298	2011	1975
Lowell, MA	-	680	3,378	-	680	3,378	91	2011	1984
Lufkin, TX	-	343	1,184	-	343	1,184	460	2005	1919
Lutherville, MD	-	1,100	19,786	-	1,100	19,786	407	2011	1988
Macungie, PA	-	960	29,033	-	960	29,033	586	2011	2006
Manahawkin, NJ	-	1,020	20,361	-	1,020	20,361	425	2011	1999
Manalapan, NJ	-	900	22,624	-	900	22,624	199	2011	2001
Manassas, VA	-	750	7,446	492	750	7,938	1,662	2003	1996
Manchester, NH	-	340	4,360	259	340	4,619	811	2005	1984
Mansfield, TX	-	660	5,251	-	660	5,251	657	2006	2007
Marianna, FL	-	340	8,910	-	340	8,910	1,325	2006	1997
Marlinton, WV	-	270	8,430	-	270	8,430	180	2011	1987
Marmet, WV	-	540	26,483	-	540	26,483	527	2011	2000
Martinsburg, WV	-	340	17,180	-	340	17,180	345	2011	1987
Martinsville, VA	-	349	-	-	349	-	-	2003	0
		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Marysville, CA	-	450	4,172	44	450	4,216	1,294	1998	1999
Matawan, NJ	-	190	15,549	-	190	15,549	312	2011	1995
Matthews, NC	-	560	4,738	-	560	4,738	1,158	2003	1998
McConnelsville, OH	-	190	7,060	-	190	7,060	277	2010	1946
McHenry, IL	-	1,576	-	-	1,576	-	-	2006	0
McHenry, IL	-	3,550	15,300	6,718	3,550	22,018	2,533	2006	2004
McKinney, TX	-	1,570	7,389	-	1,570	7,389	377	2009	2010
McMurray, PA	-	1,440	15,805	-	1,440	15,805	-	2010	2011
Melbourne, FL	-	7,070	48,257	11,726	7,070	59,983	3,323	2007	2009
Melville, NY	-	4,280	73,283	187	4,282	73,468	1,867	2010	2001
Memphis, TN	-	940	5,963	-	940	5,963	1,535	2004	1951
Memphis, TN	-	390	9,660	1,600	390	11,260	316	2010	1981
Mendham, NJ	-	1,240	27,169	-	1,240	27,169	550	2011	1993
Menomonee Falls, WI	-	1,020	6,984	-	1,020	6,984	793	2006	2007
Mercerville, NJ	-	860	9,929	-	860	9,929	222	2011	1975
Meriden, CT	-	1,300	1,472	-	1,300	1,472	68	2011	1994
Merrillville, IN	-	643	7,084	3,526	643	10,610	5,601	1997	1999
Merrillville, IN	-	1,080	3,413	-	1,080	3,413	49	2010	2011
Middleburg Heights, OH	-	960	7,780	-	960	7,780	1,525	2004	1998
Middleton, WI	-	420	4,006	600	420	4,606	1,109	2001	1991
Middletown, RI	-	1,480	19,703	-	1,480	19,703	417	2011	1975
Midland, MI	-	200	11,025	-	200	11,025	299	2010	1994
Midwest City, OK	-	470	5,673	-	470	5,673	3,277	1998	1958
Midwest City, OK	-	484	5,516	-	484	5,516	1,107	2005	1987
Milford, DE	-	400	7,816	-	400	7,816	172	2011	1997
Milford, DE	-	680	19,216	-	680	19,216	404	2011	1994
Millersville, MD	-	680	1,020	-	680	1,020	31	2011	1977
Millville, NJ	-	840	29,944	-	840	29,944	615	2011	2006
Missoula, MT	-	550	7,490	-	550	7,490	1,291	2005	1998
Monmouth Junction, NJ	-	720	6,209	-	720	6,209	146	2011	1996
Monroe Twp, NJ	-	1,160	13,193	-	1,160	13,193	296	2011	1996
Monroe, NC	-	470	3,681	648	470	4,329	1,048	2003	2001
Monroe, NC	-	310	4,799	857	310	5,656	1,290	2003	2000
Monroe, NC	-	450	4,021	114	450	4,135	997	2003	1997
Monteagle, TN	-	310	3,318	-	310	3,318	945	2003	1980
Monterey, TN	-	-	4,195	23	-	4,218	2,167	2004	1977
Monticello, FL	-	140	4,471	-	140	4,471	1,061	2004	1986
Montville, NJ	-	3,500	31,002	-	3,500	31,002	278	2011	1997
Moorestown, NJ	-	2,060	51,628	109	2,062	51,735	1,328	2010	2000
Morehead City, NC	-	200	3,104	1,648	200	4,752	1,481	1999	1999
Morgantown, KY	-	380	3,705	7	380	3,712	998	2003	1965
Morgantown, WV	-	1,830	20,541	-	1,830	20,541	443	2011	2007
Morton Grove, IL	-	1,900	19,374	-	1,900	19,374	44	2010	2011
Moss Point, MS	-	120	7,280	-	120	7,280	1,609	2004	1933
Mount Airy, NC	-	270	6,430	128	270	6,558	1,025	2005	1998
Mountain City, TN	-	220	5,896	660	220	6,556	3,263	2001	1976
Mt. Vernon, WA	-	400	2,200	156	400	2,356	312	2006	2001
Myrtle Beach, SC	-	6,890	41,526	10,640	6,890	52,166	2,887	2007	2009
Nacogdoches, TX	-	390	5,754	-	390	5,754	702	2006	2007
Naperville, IL	9,144	3,470	29,547	-	3,470	29,547	558	2011	2001
Naples, FL	-	550	5,450	-	550	5,450	1,193	2004	1968
Nashville, TN	-	4,910	29,590	-	4,910	29,590	2,775	2008	2007
Naugatuck, CT	-	1,200	15,826	-	1,200	15,826	335	2011	1980
Needham, MA	-	1,610	13,715	366	1,610	14,081	4,141	2002	1994
Neenah, WI	-	630	15,120	-	630	15,120	633	2010	1991
New Braunfels, TX	-	1,200	19,800	-	1,200	19,800	401	2011	2009
New Haven, CT	-	160	4,778	1,789	160	6,567	2,100	2006	1958
New Haven, IN	-	176	3,524	-	176	3,524	917	2004	1981
Newark, DE	-	560	21,220	1,181	560	22,401	4,007	2004	1998
Newburyport, MA	-	960	8,290	-	960	8,290	2,227	2002	1999
Newport, VT	-	290	3,867	-	290	3,867	91	2011	1986
Norman, OK	-	55	1,484	-	55	1,484	720	1995	1995
Norristown, PA	-	1,200	19,488	-	1,200	19,488	404	2011	1995
North Andover, MA	-	950	21,817	-	950	21,817	450	2011	1977
North Andover, MA	-	1,070	17,341	-	1,070	17,341	370	2011	1990
North Augusta, SC	-	332	2,558	-	332	2,558	930	1999	1998
North Cape May, NJ	-	600	22,266	-	600	22,266	456	2011	1995
North Miami, FL	-	430	3,918	-	430	3,918	1,137	2004	1968
North Miami, FL	-	440	4,830	-	440	4,830	1,145	2004	1963
Oak Hill, WV	-	240	24,506	-	240	24,506	486	2011	2000
Oak Hill, WV	-	170	721	-	170	721	31	2011	2001
Ocala, FL	-	1,340	10,564	-	1,340	10,564	674	2008	2009
Ogden, UT	-	360	6,700	627	360	7,327	1,334	2004	1998
Oklahoma City, OK	-	510	10,694	-	510	10,694	1,794	1998	1979
Oklahoma City, OK	-	590	7,513	-	590	7,513	725	2007	2008

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Oklahoma City, OK	-	760	7,017	-	760	7,017	563	2007	2009
Omaha, NE	-	370	10,230	-	370	10,230	457	2010	1998
Omaha, NE	4,544	380	8,864	-	380	8,864	405	2010	1999
Oneonta, NY	-	80	5,020	-	80	5,020	552	2007	1996
Ormond Beach, FL	-	-	2,739	73	-	2,812	1,354	2002	1983
Orwigsburg, PA	-	650	20,632	-	650	20,632	429	2011	1992
Oshkosh, WI	-	900	3,800	3,687	900	7,487	1,072	2006	2005
Oshkosh, WI	-	400	23,237	-	400	23,237	1,818	2007	2008
Overland Park, KS	-	1,120	8,360	-	1,120	8,360	1,511	2005	1970
Overland Park, KS	-	3,730	27,076	340	3,730	27,416	1,542	2008	2009
Overland Park, KS	-	4,500	29,105	6,386	4,500	35,491	945	2010	1988
Owasso, OK	-	215	1,380	-	215	1,380	576	1996	1996
Owensboro, KY	-	240	6,760	-	240	6,760	1,331	1993	1966
Owensboro, KY	-	225	13,275	-	225	13,275	2,523	2005	1964
Owenton, KY	-	100	2,400	-	100	2,400	561	2005	1979
Oxford, MI	11,892	1,430	15,791	-	1,430	15,791	453	2010	2001
Palestine, TX	-	180	4,320	1,300	180	5,620	735	2006	2005
Palm Coast, FL	-	870	10,957	-	870	10,957	568	2008	2010
Panama City Beach, FL	-	900	7,717	-	900	7,717	118	2011	2005
Panama City, FL	-	300	9,200	-	300	9,200	2,004	2004	1992
Paris, TX	-	490	5,452	-	490	5,452	1,877	2005	2006
Parkersburg, WV	-	390	21,288	-	390	21,288	431	2011	2006
Parkville, MD	-	1,350	16,071	-	1,350	16,071	344	2011	1980
Parkville, MD	-	791	11,186	-	791	11,186	245	2011	2007
Parkville, MD	-	1,100	11,768	-	1,100	11,768	256	2011	1972
Pasadena, TX	10,073	720	24,080	-	720	24,080	3,027	2007	2005
Paso Robles, CA	-	1,770	8,630	675	1,770	9,305	2,394	2002	1998
Pawleys Island, SC	-	2,020	32,590	5,482	2,020	38,072	5,602	2005	1997
Pennington, NJ	-	1,380	27,620	-	1,380	27,620	120	2011	2000
Pennsauken, NJ	-	900	10,780	-	900	10,780	258	2011	1985
Petoskey, MI	6,456	860	14,452	-	860	14,452	337	2011	1997
Philadelphia, PA	-	2,700	25,709	-	2,700	25,709	540	2011	1976
Philadelphia, PA	-	2,930	10,433	-	2,930	10,433	257	2011	1999
Philadelphia, PA	-	540	11,239	-	540	11,239	228	2011	1965
Philadelphia, PA	-	1,810	16,898	-	1,810	16,898	381	2011	1972
Phillipsburg, NJ	-	800	21,175	-	800	21,175	448	2011	1992
Phillipsburg, NJ	-	300	8,114	-	300	8,114	171	2011	1905
Pigeon Forge, TN	-	320	4,180	117	320	4,297	1,373	2001	1986
Pikesville, MD	-	450	10,750	-	450	10,750	1,423	2007	1983
Pinehurst, NC	-	290	2,690	484	290	3,174	795	2003	1998
Piqua, OH	-	204	1,885	-	204	1,885	710	1997	1997
Pittsburgh, PA	-	1,750	8,572	115	1,750	8,687	1,654	2005	1998
Plainview, NY	-	3,990	11,969	-	3,990	11,969	120	2011	1999
Plano, TX	-	1,305	9,095	1,281	1,305	10,376	1,820	2005	1977
Plattsmouth, NE	-	250	5,650	-	250	5,650	265	2010	1999
Plymouth, MI	12,463	1,490	19,990	-	1,490	19,990	546	2010	1972
Port St. Joe, FL	-	370	2,055	-	370	2,055	764	2004	1982
Port St. Lucie, FL	-	8,700	47,230	2,969	8,700	50,199	2,223	2008	2010
Post Falls, ID	-	2,700	14,217	2,181	2,700	16,398	1,383	2007	2008
Pottsville, PA	-	950	26,964	-	950	26,964	566	2011	1990
Princeton, NJ	-	1,730	30,888	-	1,730	30,888	133	2011	2001
Prospect, CT	-	820	1,441	2,541	820	3,982	1,482	2004	1970
Pueblo, CO	-	370	6,051	-	370	6,051	2,591	1998	1989
Quakertown, PA	-	1,040	25,389	-	1,040	25,389	521	2011	1980
Quincy, FL	-	200	5,333	-	200	5,333	1,276	2004	1983
Quincy, MA	-	2,690	15,410	-	2,690	15,410	2,842	2004	1999
Quitman, MS	-	60	10,340	-	60	10,340	2,151	2004	1976
Raleigh, NC	-	10,000	-	-	10,000	-	-	2008	0
Reading, PA	-	980	19,906	-	980	19,906	415	2011	1994
Red Bank, NJ	-	1,050	21,275	-	1,050	21,275	187	2011	1997
Rehoboth Beach, DE	-	960	24,248	61	961	24,308	630	2010	1999
Reidsville, NC	-	170	3,830	857	170	4,687	1,207	2002	1998
Reno, NV	-	1,060	11,440	604	1,060	12,044	2,245	2004	1998
Richmond, VA	-	1,211	2,889	-	1,211	2,889	1,012	2003	1995
Richmond, VA	-	760	12,640	-	760	12,640	1,708	2007	1969
Ridgeland, MS	-	520	7,675	-	520	7,675	1,711	2003	1997
Ridgely, TN	-	300	5,700	97	300	5,797	1,703	2001	1990
Ridgewood, NJ	-	1,350	16,170	-	1,350	16,170	332	2011	1971
Rockledge, FL	-	360	4,117	-	360	4,117	1,533	2001	1970
Rockville Centre, NY	-	4,290	20,310	-	4,290	20,310	189	2011	2002
Rockville, CT	-	1,500	4,835	-	1,500	4,835	137	2011	1960
Rockwood, TN	-	500	7,116	741	500	7,857	2,301	2001	1979
Rocky Hill, CT	-	1,460	7,040	-	1,460	7,040	2,076	2002	1998
Rocky Hill, CT	-	1,090	6,710	1,500	1,090	8,210	1,623	2003	1996
Rogersville, TN	-	350	3,278	-	350	3,278	937	2003	1980

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Romeoville, IL	-	1,895	-	-	1,895	-	-	2006	0
Royal Palm Beach, FL	-	980	8,320	-	980	8,320	1,854	2004	1984
Rutland, VT	-	1,190	23,655	-	1,190	23,655	494	2011	2006
Saint Simons Island, GA	-	6,440	50,060	996	6,440	51,056	4,510	2008	2007
Salem, OR	-	449	5,172	-	449	5,172	1,856	1999	1998
Salisbury, NC	-	370	5,697	168	370	5,865	1,352	2003	1997
San Angelo, TX	-	260	8,800	-	260	8,800	1,689	2004	1997
San Antonio, TX	-	6,120	28,169	-	6,120	28,169	199	2010	2011
San Antonio, TX	10,882	560	7,315	-	560	7,315	2,038	2002	2000
San Antonio, TX	10,030	640	13,360	-	640	13,360	1,755	2007	2004
Sanatoga, PA	-	980	30,695	-	980	30,695	618	2011	1993
Sarasota, FL	-	475	3,175	-	475	3,175	1,400	1996	1995
Sarasota, FL	-	560	8,474	-	560	8,474	2,958	1999	2000
Sarasota, FL	-	600	3,400	-	600	3,400	830	2004	1982
Scituate, MA	-	1,740	10,640	-	1,740	10,640	1,780	2005	1976
Scott Depot, WV	-	350	6,876	-	350	6,876	151	2011	1995
Seaford, DE	-	720	14,029	-	720	14,029	308	2011	1985
Selbyville, DE	-	750	25,912	44	764	25,943	675	2010	2008
Seven Fields, PA	-	484	4,663	60	484	4,722	1,703	1999	1999
Severna Park, MD(1)	-	2,120	31,273	-	2,120	31,273	632	2011	1994
Seville, OH	-	230	1,770	-	230	1,770	457	2005	1981
Shawnee, OK	-	80	1,400	-	80	1,400	607	1996	1995
Sheboygan, WI	-	80	5,320	3,774	80	9,094	903	2006	2006
Shelby, MS	-	60	5,340	-	60	5,340	1,146	2004	1979
Shelbyville, KY	-	630	3,870	-	630	3,870	744	2005	1965
Shepherdstown, WV	-	250	13,806	-	250	13,806	279	2011	2007
Sherman, TX	-	700	5,221	-	700	5,221	707	2005	2006
Shillington, PA	-	1,020	19,569	-	1,020	19,569	410	2011	1987
Shrewsbury, NJ	-	2,120	38,116	162	2,120	38,278	985	2010	2000
Silvis, IL	-	880	16,420	-	880	16,420	588	2010	2005
Sissonville, WV	-	600	23,948	-	600	23,948	488	2011	2006
Sisterville, WV	-	200	5,400	-	200	5,400	123	2011	1986
Smithfield, NC	-	290	5,680	-	290	5,680	1,328	2003	1998
Somerset, MA	-	1,010	29,577	-	1,010	29,577	599	2011	1998
South Boston, MA	-	385	2,002	5,218	385	7,220	2,642	1995	1961
South Pittsburg, TN	-	430	5,628	-	430	5,628	1,370	2004	1979
Southbury, CT	-	1,860	23,613	-	1,860	23,613	462	2011	2001
Sparks, NV	-	3,700	46,526	-	3,700	46,526	3,058	2007	2009
Spartanburg, SC	-	3,350	15,750	10,037	3,350	25,787	3,148	2005	1997
Spencer, WV	-	190	8,810	-	190	8,810	185	2011	1988
Spring City, TN	-	420	6,085	2,628	420	8,713	2,415	2001	1987
Spring House, PA	-	900	10,780	-	900	10,780	240	2011	1980
St. Charles, MD	-	580	15,555	-	580	15,555	328	2011	1996
St. Louis, MO	-	750	6,030	-	750	6,030	1,610	1995	1994
St. Louis, MO	-	1,890	12,165	-	1,890	12,165	375	2010	1963
Starke, FL	-	120	10,180	-	120	10,180	2,199	2004	1990
Statesville, NC	-	150	1,447	266	150	1,713	428	2003	1990
Statesville, NC	-	310	6,183	8	310	6,191	1,397	2003	1996
Statesville, NC	-	140	3,627	-	140	3,627	846	2003	1999
Staunton, VA	-	310	11,090	-	310	11,090	1,514	2007	1959
Stillwater, OK	-	80	1,400	-	80	1,400	610	1995	1995
Stuart, FL	-	390	8,110	-	390	8,110	1,737	2004	1985
Summit, NJ	9,413	3,080	14,152	-	3,080	14,152	265	2011	2001
Swanton, OH	-	330	6,370	-	330	6,370	1,318	2004	1950
Tampa, FL	-	830	6,370	-	830	6,370	1,699	2004	1968
Texarkana, TX	-	192	1,403	-	192	1,403	585	1996	1996
Thomasville, GA	-	530	13,899	-	530	13,899	205	2011	2006
Tomball, TX	-	1,050	13,300	-	1,050	13,300	313	2011	2001
Toms River, NJ	-	1,610	34,627	285	1,641	34,881	901	2010	2005
Torrington, CT	-	360	1,261	1,292	360	2,553	851	2004	1966
Towson, MD(1)	-	1,180	13,280	-	1,180	13,280	286	2011	1973
Troy, OH	-	200	2,000	4,254	200	6,254	1,000	1997	1997
Troy, OH	-	470	16,730	-	470	16,730	3,332	2004	1971
Trumbull, CT	14,164	4,440	43,384	-	4,440	43,384	775	2011	2001
Tucson, AZ	-	930	13,399	-	930	13,399	2,308	2005	1985
Tulsa, OK	-	1,390	7,110	-	1,390	7,110	343	2010	1998
Twin Falls, ID	-	550	14,740	-	550	14,740	4,184	2002	1991
Tyler, TX	-	650	5,268	-	650	5,268	654	2006	2007
Uhrichsville, OH	-	24	6,716	-	24	6,716	1,116	2006	1977
Uniontown, PA	-	310	6,817	-	310	6,817	147	2011	1964
Valley Falls, RI	-	1,080	7,433	-	1,080	7,433	162	2011	1975
Valparaiso, IN	-	112	2,558	-	112	2,558	761	2001	1998
Valparaiso, IN	-	108	2,962	-	108	2,962	863	2001	1999
Venice, FL	-	500	6,000	-	500	6,000	1,290	2004	1987
Venice, FL	-	1,150	10,674	-	1,150	10,674	604	2008	2009

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Vero Beach, FL	-	263	3,187	-	263	3,187	919	2001	1999
Vero Beach, FL	-	297	3,263	-	297	3,263	950	2001	1996
Vero Beach, FL	-	2,930	40,070	13,615	2,930	53,685	4,866	2007	2003
Voorhees, NJ	-	1,800	37,299	-	1,800	37,299	776	2011	1986
Voorhees, NJ(1)	-	1,900	26,040	-	1,900	26,040	549	2011	1993
W. Hartford, CT	-	2,650	5,980	-	2,650	5,980	1,316	2004	1905
Waconia, MN	-	890	14,726	-	890	14,726	96	2011	2005
Wake Forest, NC	-	200	3,003	1,742	200	4,745	1,529	1998	1999
Wall, NJ	-	1,650	25,350	-	1,650	25,350	111	2011	2003
Wallingford, CT	-	490	1,210	-	490	1,210	44	2011	1962
Wareham, MA	-	875	10,313	1,701	875	12,014	3,283	2002	1989
Warren, NJ	-	2,000	30,810	-	2,000	30,810	268	2011	1999
Warren, OH	-	240	3,810	-	240	3,810	780	2005	1973
Warwick, RI	-	1,530	18,564	-	1,530	18,564	397	2011	1968
Watchung, NJ	-	1,920	24,880	-	1,920	24,880	108	2011	2000
Waterbury, CT	-	370	2,166	1,927	370	4,093	1,198	2006	1972
Waterford, CT	-	1,360	12,540	-	1,360	12,540	3,401	2002	2000
Waukesha, WI	-	1,100	14,910	-	1,100	14,910	804	2008	2009
Waxahachie, TX	-	650	5,763	-	650	5,763	569	2007	2008
Weatherford, TX	-	660	5,261	-	660	5,261	658	2006	2007
Webster, TX	9,585	360	5,940	-	360	5,940	1,648	2002	2000
West Bend, WI	-	620	17,790	-	620	17,790	-	2010	2011
West Chester, PA	-	1,350	29,237	-	1,350	29,237	606	2011	1997
West Haven, CT	-	580	1,620	1,680	580	3,300	1,121	2004	1971
West Orange, NJ	-	2,280	10,687	-	2,280	10,687	248	2011	1994
West Worthington, OH	-	510	5,090	-	510	5,090	882	2006	1980
Westerville, OH	-	740	8,287	2,736	740	11,023	5,877	1998	2001
Westfield, NJ(1)	-	2,270	16,589	-	2,270	16,589	382	2011	1994
Westford, MA	-	920	13,829	-	920	13,829	298	2011	1993
Westlake, OH	-	1,330	17,926	-	1,330	17,926	5,064	2001	1985
Westlake, OH	-	571	5,411	-	571	5,411	2,241	1998	1957
Westmoreland, TN	-	330	1,822	2,634	330	4,456	1,355	2001	1994
White Lake, MI	10,917	2,920	20,179	-	2,920	20,179	563	2010	2000
Whitemarsh, PA	-	2,310	6,190	1,923	2,310	8,113	1,501	2005	1967
Wichita, KS	-	1,400	11,000	-	1,400	11,000	1,734	2006	1997
Wilkes-Barre, PA	-	610	13,842	-	610	13,842	298	2011	2007
Wilkes-Barre, PA	-	570	2,301	-	570	2,301	78	2011	1992
Williamsburg, VA	-	1,360	7,440	-	1,360	7,440	1,019	2007	1970
Williamsport, PA	-	300	4,946	-	300	4,946	112	2011	1991
Williamsport, PA	-	620	8,487	-	620	8,487	198	2011	1988
Williamstown, KY	-	70	6,430	-	70	6,430	1,234	2005	1987
Willow Grove, PA	-	1,300	14,736	-	1,300	14,736	331	2011	2007
Wilmington, DE	-	800	9,494	-	800	9,494	211	2011	2007
Wilmington, NC	-	210	2,991	-	210	2,991	1,066	1999	1999
Winchester, VA	-	640	1,510	-	640	1,510	168	2008	1964
Windsor, CT	-	2,250	8,539	-	2,250	8,539	207	2011	1969
Windsor, CT	-	1,800	600	-	1,800	600	38	2011	1974
Winston-Salem, NC	-	360	2,514	459	360	2,973	718	2003	1996
Winston-Salem, NC	-	5,700	13,550	11,716	5,700	25,266	3,418	2005	1997
Woodbridge, VA	-	680	4,423	330	680	4,753	1,302	2002	1977
Worcester, MA	-	3,500	54,099	-	3,500	54,099	2,897	2007	2009
Worcester, MA	-	2,300	9,060	-	2,300	9,060	831	2008	1993
Wyncote, PA	-	2,700	22,244	-	2,700	22,244	474	2011	1992
Wyncote, PA	-	1,610	21,256	-	1,610	21,256	433	2011	1992
Wyncote, PA	-	900	7,811	-	900	7,811	166	2011	1999
Zionsville, IN	-	1,610	22,400	1,358	1,610	23,758	749	2010	2009

Seniors housing triple-net total	258,600	575,231	6,992,506	293,078	576,701	7,284,115	642,910
		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Seniors housing operating facilities:
Albuquerque, NM	$5,772	$1,270	$20,837	$80	$1,270	$20,917	$1,386	2010	1984
Agawam, MA	6,688	880	10,044	-	880	10,044	724	2011	1996
Alhambra, CA	3,047	600	6,305	-	600	6,305	382	2011	2010
Albertville, AL	2,088	170	6,203	116	170	6,319	490	2010	1999
Apple Valley, CA	11,126	480	16,639	66	480	16,705	1,651	2010	1999
Atlanta, GA	7,889	2,058	14,914	606	2,059	15,518	8,666	1997	1999
Austin, TX	19,550	880	9,520	512	880	10,032	3,529	1999	1998
Avon, CT	21,463	1,550	30,571	-	1,550	30,571	1,903	2011	1998
Azusa, CA	-	570	3,141	6,000	570	9,141	1,295	1998	1988
Bellingham, WA	8,979	1,500	19,861	59	1,500	19,920	1,836	2010	1996
Belmont, CA	-	3,000	23,526	-	3,000	23,526	398	2011	1999
Brighton, MA	-	2,100	14,616	-	2,100	14,616	920	2011	1995
Brookfield, CT	20,005	2,250	30,180	-	2,250	30,180	1,946	2011	1999
Cardiff by the Sea, CA	-	5,880	64,711	-	5,880	64,711	708	2011	2009
North Chelmsford, MA	11,972	880	18,478	-	880	18,478	1,118	2011	1998
Concord, NH	13,591	720	21,164	-	720	21,164	1,169	2011	2010
Costa Mesa, CA	-	2,050	19,969	-	2,050	19,969	1,749	2011	2009
Citrus Heights, CA	15,373	2,300	31,876	153	2,300	32,029	2,960	2010	1997
Centerville, MA	17,763	1,300	27,357	-	1,300	27,357	1,588	2011	2010
Dallas, TX	-	1,080	9,655	-	1,080	9,655	614	2011	2009
Danvers, MA	9,621	1,120	14,557	-	1,120	14,557	1,004	2011	2000
Davenport, IA	-	1,403	35,893	1,805	1,403	37,699	2,149	2006	2009
Dublin, OH	19,181	1,680	43,423	196	1,680	43,619	2,225	2010	1990
Encinitas, CA	-	1,460	7,721	163	1,460	7,884	2,595	2000	2000
Escondido, CA	13,471	1,520	24,024	-	1,520	24,024	1,633	2011	2008
East Haven, CT	23,577	2,660	35,533	-	2,660	35,533	2,266	2011	2000
Florence, AL	7,342	353	13,049	125	350	13,177	1,168	2010	1999
Fremont, CA	20,028	3,400	25,300	1,527	3,400	26,827	4,183	2005	1987
Gig Harbor, WA	5,967	1,560	15,947	52	1,560	15,999	1,434	2010	1994
Gilroy, CA	-	760	13,880	23,860	760	37,740	4,044	2006	2007
Gardnerville, NV	12,943	1,143	10,831	653	1,144	11,482	6,832	1998	1999
Hemet, CA	13,550	1,890	28,606	146	1,890	28,752	2,820	2010	1988
Hemet, CA	-	430	9,630	384	430	10,014	598	2010	1988
Hamden, CT	15,710	1,460	24,093	-	1,460	24,093	1,602	2011	1999
Henderson, NV	15,709	880	29,809	-	880	29,809	148	2011	2009
Houston, TX	8,326	960	27,598	-	960	27,598	1,797	2011	2009
Irving, TX	-	1,030	6,823	595	1,030	7,418	652	2007	2008
Kingwood, TX	3,329	480	9,777	-	480	9,777	658	2011	1998
Kennewick, WA	9,010	1,820	27,991	91	1,820	28,082	2,646	2010	1994
Kansas City, MO	5,911	1,820	34,898	331	1,820	35,229	2,236	2010	1980
Kansas City, MO	7,250	1,930	39,997	78	1,930	40,075	2,688	2010	1986
Kirkland, WA	34,000	3,450	38,709	-	3,450	38,709	201	2011	2009
Lancaster, CA	10,378	700	15,295	83	700	15,378	1,621	2010	1999
Los Angeles, CA	-	-	11,430	357	-	11,787	579	2008	2008
Los Angeles, CA	-	-	114,438	-	-	114,438	1,172	2011	2009
Mansfield, MA	37,918	3,320	57,011	-	3,320	57,011	2,763	2011	1998
Mansfield, MA	0	0	-	-	0	-	-	2011	1998
Manteca, CA	6,358	1,300	12,125	1,361	1,300	13,486	2,138	2005	1985
Meriden, CT	9,903	1,500	14,874	-	1,500	14,874	1,272	2011	2001
Mesa, AZ	6,279	950	9,087	486	950	9,573	2,914	1999	2000
Milford, CT	12,656	3,210	17,364	-	3,210	17,364	1,171	2011	1999
Middletown, CT	15,756	1,430	24,242	-	1,430	24,242	1,659	2011	1999
Middletown, RI	16,729	2,480	24,628	-	2,480	24,628	1,612	2011	2008
Mill Creek, WA	30,259	10,150	60,274	282	10,150	60,556	5,360	2010	1998
Monroe, WA	14,167	2,560	34,460	185	2,560	34,645	3,107	2010	1994
Marysville, WA	4,711	620	4,780	276	620	5,056	1,082	2003	1998
Mystic, CT	12,072	1,400	18,274	-	1,400	18,274	1,274	2011	2001
North Andover, MA	22,890	1,960	34,976	-	1,960	34,976	2,055	2011	1995
Newton, MA	28,400	2,250	43,614	-	2,250	43,614	2,536	2011	1996
Newton, MA	10,758	2,500	30,681	-	2,500	30,681	1,829	2011	1996
Newton, MA	17,564	3,360	25,099	-	3,360	25,099	1,683	2011	1994
Niantic, CT	16,855	1,320	25,986	-	1,320	25,986	1,623	2011	2001
Naples, FL	-	1,716	17,306	1,588	1,716	18,894	13,706	1997	1999
Olympia, WA	7,197	550	16,689	164	550	16,853	1,533	2010	1995
Oceanside, CA	13,369	2,160	18,352	-	2,160	18,352	138	2011	2005
Plano, TX	4,335	840	8,538	-	840	8,538	733	2011	1996
Providence, RI	18,433	2,600	27,546	-	2,600	27,546	1,977	2011	1998
Puyallup, WA	11,706	1,150	20,776	169	1,150	20,945	2,085	2010	1985
Quincy, MA	8,551	1,350	12,584	-	1,350	12,584	907	2011	1998
Redondo Beach, CA	6,154	-	9,556	-	-	9,556	765	2011	2009
Rocky Hill, CT	10,531	810	16,351	-	810	16,351	1,104	2011	2000
Romeoville, IL	-	854	12,646	58,314	6,100	65,714	3,300	2006	2010
Renton, WA	22,855	3,080	51,824	-	3,080	51,824	260	2011	2007
Rohnert Park, CA	14,086	6,500	18,700	1,367	6,500	20,067	3,152	2005	1985
Roswell, GA	8,100	1,107	9,627	420	1,107	10,047	6,105	1997	1999

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built
Sacramento, CA	10,596	940	14,781	38	940	14,819	1,473	2010	1978
Salem, NH	20,915	980	32,721	-	980	32,721	1,827	2011	2000
San Ramon, CA	9,598	2,430	17,488	16	2,430	17,504	1,624	2010	1989
Scottsdale, AZ	-	2,500	3,890	796	2,500	4,686	424	2008	1999
San Diego, CA	15,879	4,200	30,707	-	4,200	30,707	68	2011	2011
Seattle, WA	7,838	5,190	9,350	99	5,190	9,449	1,573	2010	1962
Seattle, WA	7,795	3,420	15,555	27	3,420	15,582	1,777	2010	2000
Seattle, WA	9,398	2,630	10,257	25	2,630	10,282	1,255	2010	2003
Seattle, WA	29,205	10,670	37,291	78	10,670	37,369	3,683	2010	2005
Seattle, WA	48,540	6,790	85,369	-	6,790	85,369	407	2011	2009
Shelburne, VT	19,706	720	31,041	-	720	31,041	1,737	2011	1988
San Juan Capistrano, CA	-	1,390	6,942	75	1,390	7,017	2,051	2000	2001
Salt Lake City, UT	-	1,360	19,691	-	1,360	19,691	2,100	2011	2008
San Jose, CA	23,422	2,850	35,098	-	2,850	35,098	203	2011	2009
Sonoma, CA	15,238	1,100	18,400	1,146	1,100	19,546	3,056	2005	1988
Stanwood, WA	10,196	2,260	28,474	74	2,260	28,548	2,755	2010	1998
Santa Maria, CA	30,564	6,050	50,658	-	6,050	50,658	287	2011	2001
Stockton, CA	3,050	2,280	5,983	107	2,280	6,090	765	2010	1988
Sugar Land, TX	5,904	960	31,423	-	960	31,423	2,268	2011	1996
South Windsor, CT	19,888	3,000	29,295	-	3,000	29,295	1,989	2011	1999
Tacoma, WA	19,390	2,400	35,053	-	2,400	35,053	176	2011	2008
Toledo, OH	16,609	2,040	47,129	92	2,040	47,221	3,721	2010	1985
Trumbull, CT	25,078	2,850	37,685	-	2,850	37,685	2,321	2011	1998
Tustin, CA	7,090	840	15,299	-	840	15,299	900	2011	2007
Tulsa, OK	6,467	1,330	21,285	174	1,330	21,459	1,509	2010	1986
Tulsa, OK	8,452	1,500	20,861	54	1,500	20,915	1,514	2010	1984
Vacaville, CA	14,485	900	17,100	1,185	900	18,285	2,892	2005	1986
Vancouver, WA	12,173	1,820	19,042	73	1,820	19,115	1,944	2010	2006
Vallejo, CA	14,501	4,000	18,000	1,536	4,000	19,536	3,045	2005	1989
Vallejo, CA	7,628	2,330	15,407	24	2,330	15,431	1,776	2010	1990
Warwick, RI	16,567	2,400	24,635	-	2,400	24,635	1,790	2011	1998
Waterbury, CT	25,825	2,460	39,547	-	2,460	39,547	2,568	2011	2001
The Woodlands, TX	2,678	480	12,379	-	480	12,379	834	2011	2010
Whittier, CA	11,931	4,470	22,151	97	4,470	22,248	2,392	2010	1988
Wilbraham, MA	11,221	660	17,639	-	660	17,639	1,198	2011	2000
Woodbridge, CT	9,399	1,370	14,219	-	1,370	14,219	1,225	2011	1998
Worcester, MA	14,005	1,140	21,664	-	1,140	21,664	1,449	2011	1999
Yarmouth, ME	17,415	450	27,711	-	450	27,711	1,625	2011	2010

Seniors housing operating total	1,317,849	223,614	2,678,007	108,366	228,859	2,781,126	218,031

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Medical facilities:
Akron, OH	$-	$300	$20,200	$-	$300	$20,200	$1,057	2009	2008
Alpharetta, GA	-	233	18,205	-	233	18,205	42	2011	1993
Alpharetta, GA	-	498	32,729	-	498	32,729	60	2011	1999
Alpharetta, GA	-	417	14,406	-	417	14,406	-	2011	2003
Alpharetta, GA	-	1,700	163	-	1,700	163	-	2011
Alpharetta, GA	-	628	16,063	-	628	16,063	-	2011	2007
Amarillo, TX	-	72	11,928	1,400	72	13,328	2,139	2005	1986
Arcadia, CA	9,941	5,408	23,219	1,354	5,618	24,362	4,399	2006	1984
Atlanta, GA	-	4,931	18,720	2,123	5,293	20,480	4,509	2006	1992
Bartlett, TN	8,349	187	15,015	748	187	15,763	2,801	2007	2004
Bellaire, TX	-	4,551	46,105	-	4,551	46,105	6,577	2006	2005
Bellaire, TX	-	2,972	33,445	1,601	2,972	35,046	5,677	2006	2005
Bellevue, NE	-	-	15,833	519	-	16,352	907	2010	2010
Bellevue, NE	-	4,500	109,719	-	4,500	109,719	4,363	2008	2010
Bellingham, MA	-	9,270	-	-	9,270	-	-	2010	0
Birmingham, AL	-	52	9,950	-	52	9,950	1,898	2006	1971
Birmingham, AL	-	124	12,238	-	124	12,238	2,206	2006	1985
Birmingham, AL	-	476	18,994	-	476	18,994	3,100	2006	1989
Boardman, OH	-	80	11,787	-	80	11,787	601	2010	2007
Boardman, OH	-	1,200	12,800	-	1,200	12,800	1,292	2008	2008
Boca Raton, FL	13,520	109	34,002	1,548	124	35,535	6,255	2006	1995
Boerne, TX	-	50	13,463	-	50	13,463	28	2011	2007
Bowling Green, KY	-	3,800	26,700	143	3,800	26,843	2,395	2008	1992
Boynton Beach, FL	4,507	2,048	7,692	204	2,048	7,896	1,855	2006	1995
Boynton Beach, FL	4,043	2,048	7,403	732	2,048	8,134	1,506	2006	1997
Boynton Beach, FL	10,187	109	11,235	1,009	117	12,236	2,053	2007	1996
Bridgeton, MO	-	-	30,221	-	-	30,221	-	2011	2011
Bridgeton, MO	11,649	450	21,221	2	450	21,223	1,209	2010	2006
Burleson, TX	-	10	11,619	-	10	11,619	319	2011	2007
Carmel, IN	-	2,280	18,820	-	2,280	18,820	560	2011	2005
Carmel, IN	-	2,152	18,591	-	2,152	18,591	323	2011	2007
Cedar Grove, WI	-	113	618	-	113	618	41	2010	1986
Claremore, OK	8,238	132	12,829	270	132	13,099	2,346	2007	2005
Clarkson Valley, MO	-	-	-	35,592	-	35,592	2,287	2009	2010
Coral Springs, FL	-	1,598	10,627	797	1,636	11,385	2,515	2006	1993
Corpus Christi, TX	-	77	3,923	-	77	3,923	772	2005	1968
Dade City, FL	-	1,211	5,511	-	1,211	5,511	83	2011	1998
Dallas, TX	15,212	137	28,690	592	137	29,282	5,268	2006	1995
Dayton, OH	-	730	6,515	-	730	6,515	171	2011	1988
Deerfield Beach, FL	3,873	2,408	7,482	-	2,408	7,482	146	2011	2001
Delray Beach, FL	-	1,882	34,767	4,288	1,941	38,996	7,722	2006	1985
Denton, TX	12,152	-	19,407	610	-	20,017	2,874	2007	2005
Durham, NC	-	5,350	9,320	-	5,350	9,320	2,867	2006	1980
Edina, MN	5,667	310	15,132	-	310	15,132	661	2010	2003
El Paso, TX	10,193	677	17,075	1,098	677	18,173	3,545	2006	1997
El Paso, TX	-	600	6,700	-	600	6,700	656	2008	2003
El Paso, TX	-	112	15,888	162	112	16,050	2,671	2005	1994
El Paso, TX	-	2,400	32,800	424	2,400	33,224	4,070	2008	2003
Everett, WA	-	4,842	26,010	-	4,842	26,010	834	2010	2011
Fayetteville, GA	3,262	959	7,540	592	986	8,104	1,577	2006	1999
Fort Wayne, IN	-	170	8,232	-	170	8,232	963	2006	2006
Fort Worth, TX	-	450	13,615	-	450	13,615	277	2010	2011
Franklin, TN	-	2,338	12,138	709	2,338	12,847	2,308	2007	1988
Franklin, WI	8,021	6,872	7,550	-	6,872	7,550	531	2010	1984
Fresno, CA	-	2,500	35,800	118	2,500	35,918	3,211	2008	1991
Frisco, TX	9,057	-	18,635	60	-	18,695	3,134	2007	2004
Frisco, TX	-	-	15,309	1,380	-	16,689	2,919	2007	2004
Gallatin, TN	-	20	19,432	-	20	19,432	1,416	2010	1997
Germantown, TN	-	3,049	12,456	562	3,049	13,017	2,264	2006	2002
Glendale, CA	8,126	37	18,398	4	37	18,402	3,092	2007	2002
Greeley, CO	-	877	6,707	-	877	6,707	1,366	2007	1997
Green Bay, WI	9,590	-	14,891	-	-	14,891	925	2010	2002
Green Bay, WI	-	-	20,098	-	-	20,098	1,225	2010	2002
Green Bay, WI	-	-	11,696	-	-	11,696	990	2011	2002
Greeneville, TN	-	970	10,032	-	970	10,032	478	2010	2005
Houston, TX	-	10,395	-	-	10,395	-	-	2011
Jupiter, FL	7,106	2,252	11,415	73	2,252	11,488	2,443	2006	2001
Jupiter, FL	4,422	-	5,858	2,868	2,825	5,901	1,218	2007	2004
Kenosha, WI	9,886	-	18,058	-	-	18,058	1,098	2010	1993
Killeen, TX	-	760	22,667	-	760	22,667	1,000	2010	2010
Lafayette, LA	-	1,928	10,483	25	1,928	10,509	2,034	2006	1993
Lake St Louis, MO	-	240	11,937	1,947	240	13,884	664	2010	2008
Lakeway, TX	-	5,484	24,886	-	5,484	24,886	53	2007	2011
Lakeway, TX	-	2,801	-	-	2,801	-	-	2007	0
Lakewood, CA	-	146	14,885	859	146	15,744	2,616	2006	1993
Las Vegas, NV	5,923	74	15,287	321	74	15,608	3,212	2006	2000

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built
Las Vegas, NV	-	952	9,618	-	952	9,618	1,504	2006	1991
Las Vegas, NV	-	1,006	10,255	-	1,006	10,255	1,644	2006	1991
Las Vegas, NV	-	3,182	17,200	-	3,182	17,200	2,947	2006	1995
Las Vegas, NV	-	1,595	17,902	-	1,595	17,902	2,854	2006	1982
Las Vegas, NV	-	2,319	4,612	607	2,319	5,218	972	2006	1991
Las Vegas, NV	3,025	-	6,921	499	433	6,987	1,282	2007	1997
Las Vegas, NV	-	6,127	-	-	6,127	-	-	2007	0
Las Vegas, NV	-	580	23,420	-	580	23,420	209	2011	2002
Lawrenceville, GA	-	2,279	10,732	121	2,305	10,827	2,132	2006	2001
Lawrenceville, GA	-	1,054	4,974	92	1,077	5,044	1,030	2006	2002
Lenexa, KS	12,177	540	16,013	1,730	540	17,743	860	2010	2008
Lincoln, NE	10,962	1,420	29,692	-	1,420	29,692	1,835	2010	2003
Los Alamitos, CA	16,067	-	18,635	383	39	18,979	3,158	2007	2003
Los Gatos, CA	-	488	22,386	1,055	488	23,440	4,561	2006	1993
Loxahatchee, FL	-	1,637	5,048	786	1,652	5,819	1,007	2006	1997
Loxahatchee, FL	-	1,340	6,509	33	1,345	6,537	1,257	2006	1993
Loxahatchee, FL	2,651	1,553	4,694	554	1,567	5,234	913	2006	1994
Malabar, FL	-	5,000	12,000	-	5,000	12,000	300	2010	2008
Marinette, WI	7,949	-	13,538	-	-	13,538	991	2010	2002
Marlton, NJ	-	-	38,300	207	-	38,507	3,435	2008	1994
Mechanicsburg, PA	-	1,350	16,650	-	1,350	16,650	152	2011	1976
Melbourne, FL	-	7,000	69,000	-	7,000	69,000	1,725	2010	2009
Melbourne, FL	-	1,400	24,400	-	1,400	24,400	610	2010	2003
Melbourne, FL	-	600	9,400	-	600	9,400	235	2010	1986
Melbourne, FL	-	367	458	-	367	458	10	2011	1979
Merced, CA	-	-	13,772	927	-	14,699	942	2009	2010
Meridian, ID	-	3,600	20,802	251	3,600	21,053	2,676	2006	2008
Merriam, KS	-	176	7,189	-	176	7,189	629	2011	1972
Merriam, KS	-	81	3,122	-	81	3,122	105	2011	1980
Merriam, KS	-	336	13,605	-	336	13,605	770	2011	1977
Merriam, KS	15,637	182	7,393	-	182	7,393	488	2011	1985
Merrillville, IN	-	-	22,134	-	-	22,134	2,327	2008	2006
Merrillville, IN	-	700	11,699	154	700	11,853	1,159	2007	2008
Mesa, AZ	-	1,558	9,561	268	1,558	9,829	1,985	2008	1989
Middletown, NY	-	1,756	20,364	568	1,756	20,932	5,148	2006	1998
Midwest City, OK	-	146	3,854	-	146	3,854	739	2005	1996
Milwaukee, WI	4,874	540	8,457	-	540	8,457	556	2010	1930
Milwaukee, WI	6,904	1,425	11,520	-	1,425	11,520	988	2010	1962
Milwaukee, WI	1,659	922	2,185	-	922	2,185	234	2010	1958
Milwaukee, WI	24,416	-	44,535	-	-	44,535	2,650	2010	1983
Morrow, GA	-	818	8,064	184	834	8,232	1,617	2007	1990
Mount Juliet, TN	4,849	1,566	11,697	554	1,566	12,251	2,180	2007	2005
Murrieta, CA	-	-	46,520	-	-	46,520	1,682	2010	2011
Murrieta, CA	-	8,800	202,412	-	8,800	202,412	3,333	2008	2010
Muskego, WI	1,727	964	2,159	-	964	2,159	131	2010	1993
Nashville , TN	-	1,806	7,165	988	1,806	8,153	1,890	2006	1986
Nashville, TN	-	4,300	-	7,148	11,448	-	-	2010	0
New Berlin, WI	6,630	3,739	8,290	-	3,739	8,290	547	2010	1993
Niagara Falls, NY	-	1,145	10,574	-	1,145	10,574	2,324	2007	1990
Niagara Falls, NY	-	388	7,870	-	388	7,870	1,243	2007	2004
Orange Village, OH	-	610	7,419	55	610	7,473	1,693	2007	1985
Oro Valley, AZ	15,586	89	18,339	546	89	18,885	3,070	2007	2004
Oshkosh, WI	-	-	18,339	-	-	18,339	1,107	2010	2000
Oshkosh, WI	9,834	-	15,881	-	-	15,881	949	2010	2000
Palm Springs , CA	-	365	12,396	1,021	365	13,417	2,486	2006	1998
Palm Springs, FL	2,717	739	4,066	53	739	4,119	864	2006	1993
Palm Springs, FL	-	1,182	7,765	81	1,182	7,846	1,699	2006	1997
Palmer, AK	19,478	-	29,705	628	217	30,116	4,739	2007	2006
Pearland, TX	-	781	5,517	54	781	5,570	1,136	2006	2000
Pearland, TX	29,700	948	4,556	105	948	4,661	893	2006	2002
Pewaukee, WI	-	4,700	20,669	-	4,700	20,669	3,066	2007	2007
Phoenix, AZ	-	1,149	48,018	9,537	1,149	57,556	9,101	2006	1998
Pineville, NC	-	961	6,974	1,604	1,069	8,470	1,467	2006	1988
Plano, TX	-	5,423	20,752	18	5,423	20,770	4,487	2008	2007
Plano, TX	-	195	14,805	500	195	15,305	2,528	2005	1995
Plantation, FL	9,615	8,563	10,666	2,037	8,575	12,691	3,186	2006	1997
Plantation, FL	8,945	8,848	9,262	172	8,896	9,385	4,411	2006	1996
Plymouth, WI	1,722	1,250	1,870	-	1,250	1,870	138	2010	1991
Portland, ME	15,963	-	25,500	-	-	25,500	107	2011	2008
Raleigh, NC	-	1,486	11,200	-	1,486	11,200	292	2011	2007
Redmond, WA	-	5,015	26,697	-	5,015	26,697	1,025	2010	2011

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Rolla, MO	-	1,931	48,224	-	1,931	48,224	95	2011	2009
Roswell, NM	1,921	-	5,900	-	-	5,900	-	2011	2004
Roswell, NM	5,358	-	16,500	-	-	16,500	-	2011	2006
Roswell, NM	-	-	17,880	-	-	17,880	-	2011	2009
Ruston, LA	-	710	9,790	-	710	9,790	97	2011	1988
Sacramento, CA	-	866	12,756	785	866	13,540	2,255	2006	1990
San Antonio, TX	-	2,050	16,251	1,473	2,050	17,724	4,636	2006	1999
San Antonio, TX	-	-	17,303	-	-	17,303	3,061	2007	2007
San Bernardino, CA	-	3,700	14,300	462	3,700	14,762	1,243	2008	1993
San Diego, CA	-	-	22,003	1,464	-	23,467	1,897	2008	1992
Sarasota, FL	-	3,360	19,140	-	3,360	19,140	168	2011	2006
Seattle, WA	-	4,410	35,787	-	4,410	35,787	1,439	2010	2010
Sewell, NJ	-	-	53,360	4,149	-	57,509	5,653	2007	2009
Shakopee, MN	7,090	420	11,360	8	420	11,368	556	2010	1996
Shakopee, MN	12,065	640	18,089	-	640	18,089	626	2010	2007
Sheboygan, WI	1,768	1,012	2,216	-	1,012	2,216	166	2010	1958
Somerville, NJ	-	3,400	22,244	2	3,400	22,246	1,901	2008	2007
St. Louis, MO	7,433	-	17,247	1,101	336	18,012	3,254	2007	2001
St. Paul, MN	26,460	2,681	39,507	-	2,681	39,507	959	2011	2007
Stafford, VA	-	-	11,260	304	-	11,564	910	2008	2009
Suffern, NY	-	622	35,220	-	622	35,220	74	2011	2007
Suffolk, VA	-	1,530	10,979	154	1,530	11,133	914	2010	2007
Summit, WI	-	2,899	87,666	-	2,899	87,666	8,277	2008	2009
Tallahassee, FL	-	-	14,719	-	-	14,719	566	2010	2011
Tampa, FL	-	4,319	12,234	-	4,319	12,234	158	2011	2003
Tomball, TX	-	1,404	5,071	638	1,404	5,709	1,443	2006	1982
Trussville, AL	-	1,336	2,177	139	1,351	2,301	980	2006	1990
Tucson, AZ	-	1,302	4,925	541	1,302	5,466	1,080	2008	1995
Tulsa, OK	-	3,003	6,025	20	3,003	6,045	1,631	2006	1992
Van Nuys, CA	-	-	36,187	-	-	36,187	2,187	2009	1991
Viera, FL	-	1,600	10,600	-	1,600	10,600	265	2010	1998
Virginia Beach, VA	-	827	18,289	-	827	18,289	673	2011	2007
Voorhees, NJ	-	6,404	24,251	1,248	6,404	25,499	4,038	2006	1997
Webster, TX	-	360	5,940	8,178	2,418	12,060	2,549	2006	1991
Wellington , FL	6,197	-	13,697	497	388	13,806	2,178	2007	2003
Wellington, FL	6,909	107	16,933	226	107	17,158	2,710	2006	2000
West Allis, WI	2,379	1,106	3,309	-	1,106	3,309	295	2010	1961
West Palm Beach, FL	6,819	628	14,740	121	628	14,861	2,774	2006	1993
West Palm Beach, FL	6,293	610	14,618	115	610	14,733	3,365	2006	1991
West Seneca, NY	12,357	917	22,435	1,296	1,447	23,201	4,013	2007	1990
Yorkville, IL	-	1,419	2,816	73	1,419	2,889	782	2006	1980
Zephyrhills, FL	-	3,875	23,907	-	3,875	23,907	299	2011	1993

Medical facilities total	519,055	296,220	3,330,098	121,590	311,196	3,436,705	333,535

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Assets held for sale:
Austell, GA	$-	$2,223	$5,582	$-	$2,223	$5,582	$-	2006	1999
Boynton Beach, FL	10,187	214	5,611	-	214	5,611	-	2007	2004
Chicago, IL	-	-	1,250	-	-	1,250	-	2002	1979
Okatie, SC	-	171	8,736	-	171	8,736	-	2007	1998
Norwalk, CT	-	410	2,640	-	410	2,640	-	2004	1998
Tempe, AZ	-	-	9,277	-	-	9,277	-	2007	1971
Assets held for sale total	10,187	3,018	33,097	-	3,018	33,097	-

(1) Represents real property asset associated with a capital lease.

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Segment	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation

Seniors housing triple-net	$258,600	$575,231	$6,992,506	$293,078	$576,701	$7,284,115	$642,910
Seniors housing operating	1,317,849	223,614	2,678,007	108,366	228,859	2,781,126	218,031
Medical facilities	519,055	296,220	3,330,098	121,590	311,196	3,436,705	333,535
Construction in progress	-	-	189,502	-	-	189,502	-
Total continuing operating properties	2,095,504	1,095,065	13,190,113	523,034	1,116,756	13,691,448	1,194,476

Assets held for sale	10,187	3,018	33,097	-	3,018	33,097	-
Total investments in real property owned	2,105,691	1,098,083	13,223,210	523,034	1,119,774	13,724,545	1,194,476

	Year Ended December 31,
	2011	2010	2009

Reconciliation of real property:	(in thousands)
Investment in real estate:
Balance at beginning of year	$8,992,495	$6,336,291	$5,979,575
Additions:
Acquisitions	4,525,737	1,707,421	67,673
Improvements	426,000	398,510	590,394
Conversions from loans receivable	-	10,070	-
Assumed other items, net	210,411	208,314	-
Assumed debt	961,928	559,508	-
Purchase price adjustments	-	-	665
Total additions	6,124,076	2,883,823	658,732
Deductions:
Cost of real estate sold	(250,047)	(216,300)	(260,956)
Reclassification of accumulated depreciation and amortization for assets held for sale	(10,011)	(10,372)	(15,837)
Impairment of assets	(12,194)	(947)	(25,223)
Total deductions	(272,252)	(227,619)	(302,016)
Balance at end of year(2)	$14,844,319	$8,992,495	$6,336,291

Accumulated depreciation:
Balance at beginning of year	$836,966	$677,851	$600,781
Additions:
Depreciation and amortization expenses	423,605	202,543	164,923
Amortization of above market leases	6,409	2,524	2,061
Total additions	430,014	205,067	166,984
Deductions:
Sale of properties	(63,995)	(31,919)	(74,244)
Reclassification of accumulated depreciation and amortization for assets held for sale	(8,509)	(14,033)	(15,670)
Total deductions	(72,504)	(45,952)	(89,914)
Balance at end of year	$1,194,476	$836,966	$677,851

(2) The aggregate cost for tax purposes for real property equals $13,604,448,000, $8,802,656,000 and $6,378,056,000 at December 31, 2011, 2010 and 2009, respectively.

Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2011
Mortgage Loans on Real Estate [Abstract]
MORTGAGE LOANS ON REAL ESTATE
Health Care REIT, Inc.
Schedule IV - Mortgage Loans on Real Estate
December 31, 2011
				(in thousands)
Description	Interest Rate	Final Maturity Date	Monthly Payment Terms	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages	Principal Amount of Loans Subject to Delinquent Principal or Interest
First mortgage relating to one hospital in California	8.42%	12/01/17	$122,722	$-	$17,500	$17,500	$-
First mortgage relating to one hospital in California	9.89%	06/01/20	$153,140	-	17,500	13,906	-
First mortgage relating to one seniors housing facility in North Carolina	7.86%	04/30/15	$51,384	-	7,000	6,637	-
First mortgage relating to one medical office building in Georgia	6.50%	10/01/14	$38,556	-	6,100	6,083	-
First mortgage relating to one hospital in California	9.63%	01/14/14	$156,038	-	8,045	1,834	-
First mortgage relating to one seniors housing facility in Arizona	3.55%	01/01/13	$12,511	-	4,500	4,151	4,151
First mortgage relating to one senior housing facility in Texas	10.00%	09/01/12	$21,957	-	2,635	2,635	-
Two first mortgages relating to one medical office building in Georgia and one senior housing facility in Massachusetts	From 8.11% to 12.00%	From 1/1/12 to 10/1/14	From $773 to $2,000	-	1,000	316	-
Second mortgage relating to one hospital in California	9.48%	10/31/13	$138,048	13,906	13,000	2,778	-
Second mortgage relating to one seniors housing facility in Wisconsin	15.21%	01/15/15	$41,250	7,792	3,300	3,300	-
Second mortgage relating to one senior housing facility in New Hampshire	12.17%	10/01/16	$13,945	670	3,235	2,701	-
Second mortgage relating to one hospital in Massachusetts	12.17%	06/30/10	$16,900	4,100	2,243	2,093	2,093
Totals				$26,468	$86,058	$63,934	$6,244

	Year Ended December 31,
	2011	2010	2009
Reconciliation of mortgage loans:	(in thousands)
Balance at beginning of year	$109,283	$74,517	$137,292
Additions:
New mortgage loans	11,286	73,439	9,456
Total additions	11,286	73,439	9,456
Deductions:
Collections of principal	(50,579)	(10,540)	(54,696)
Conversions to real property	(4,000)	(10,070)	-
Charge-offs	-	(18,063)	(17,535)
Reclass to other real estate loans	(2,056)	-	-
Total deductions	(56,635)	(38,673)	(72,231)
Balance at end of year	$63,934	$109,283	$74,517

Accounting Policies and Related Matters (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies and Related Matters (Policies) [Abstract]
Principles of Consolidation

Principles of Consolidation

     The consolidated financial statements include the accounts of our wholly-owned subsidiaries and joint venture entities that we control, through voting rights or other means. All material intercompany transactions and balances have been eliminated in consolidation.

     At inception of joint venture transactions, we identify entities for which control is achieved through means other than voting rights (“variable interest entities” or “VIEs”) and determine which business enterprise is the primary beneficiary of its operations. A variable interest entity is broadly defined as an entity where either (i) the equity investors as a group, if any, do not have a controlling financial interest, or (ii) the equity investment at risk is insufficient to finance that entity's activities without additional subordinated financial support. We consolidate investments in VIEs when we are determined to be the primary beneficiary. ASC 810, Consolidations, requires enterprises to perform a qualitative approach to determining whether or not a VIE will need to be consolidated on a continuous basis. This evaluation is based on an enterprise's ability to direct and influence the activities of a variable interest entity that most significantly impact that entity's economic performance.

     For investments in joint ventures, we evaluate the type of rights held by the limited partner(s), which may preclude consolidation in circumstances in which the sole general partner would otherwise consolidate the limited partnership. The assessment of limited partners' rights and their impact on the presumption of control over a limited partnership by the sole general partner should be made when an investor becomes the sole general partner and should be reassessed if (i) there is a change to the terms or in the exercisability of the rights of the limited partners, (ii) the sole general partner increases or decreases its ownership in the limited partnership, or (iii) there is an increase or decrease in the number of outstanding limited partnership interests. We similarly evaluate the rights of managing members of limited liability companies.

Use of Estimates

Use of Estimates

     The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

     Revenue is recorded in accordance with U.S. GAAP, which requires that revenue be recognized after four basic criteria are met. These four criteria include persuasive evidence of an arrangement, the rendering of service, fixed and determinable income and reasonably assured collectability. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risk. Substantially all of our operating leases contain either fixed or contingent escalating rent structures. Leases with fixed annual rental escalators are generally recognized on a straight-line basis over the initial lease period, subject to a collectability assessment. Rental income related to leases with contingent rental escalators is generally recorded based on the contractual cash rental payments due for the period. Leases in our medical office building portfolio typically include some form of operating expense reimbursement by the tenant. Certain payments made to operators are treated as lease incentives and amortized as a reduction of revenue over the lease term. We recognize resident fees and services, other than move in fees, monthly as services are provided. Move in fees and related costs are recognized on a straight-line basis over the term of the applicable lease agreement. Lease agreements with residents generally have a term of one year and are cancelable by the resident with 30 days' notice.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of all highly liquid investments with an original maturity of three months or less.
Restricted Cash

Restricted Cash

     Restricted cash primarily consists of amounts held by lenders to provide future payments for real estate taxes, insurance, tenant and capital improvements and amounts held in escrow relating to acquisitions we are entitled to receive over a period of time as outlined in the escrow agreement.

Deferred Loan Expenses

Deferred Loan Expenses

     Deferred loan expenses are costs incurred by us in connection with the issuance, assumption and amendments of debt arrangements. We amortize these costs over the term of the debt using the straight-line method, which approximates the effective interest method.

Investments in Unconsolidated Entities

Investments in Unconsolidated Entities

     Investments in less than majority owned entities where our interests represent a general partnership interest but substantive participating rights or substantive kick-out rights have been granted to the limited partners, or where our interests do not represent the general partnership interest and we do not control the major operating and financial policies of the entity, are reported under the equity method of accounting. Under the equity method of accounting, our share of the investee's earnings or losses is included in our consolidated results of operations. To the extent that our cost basis is different from the basis reflected at the entity level, the basis difference is generally amortized over the lives of the related assets and liabilities, and such amortization is included in our share of equity in earnings of the entity. The initial carrying value of investments in unconsolidated entities is based on the amount paid to purchase the entity interest or the estimated fair value of the assets prior to the sale of interests in the entity. Where we do not have the ability to exercise influence over the company, the investment is accounted for under the cost method. These equity investments represented a minimal ownership interest in these companies. We evaluate our equity method investments for impairment based upon a comparison of the estimated fair value of the equity method investment to its carrying value. When we determine a decline in the estimated fair value of such an investment below its carrying value is other-than-temporary, an impairment is recorded.

Redeemable Noncontrolling Interests

Redeemable Noncontrolling Interests

     Certain noncontrolling interests were redeemable at fair value at December 31, 2011 and 2010. Accordingly, we record the carrying amount of the noncontrolling interests at the greater of (i) the initial carrying amount, increased or decreased for the noncontrolling interest's share of net income or loss and its share of other comprehensive income or loss and dividends or (ii) the redemption value. In accordance with ASC 810, the redeemable noncontrolling interests were classified outside of permanent equity, as a mezzanine item, in the balance sheet.

Real Property Owned

Real Property Owned

     Real property developed by us is recorded at cost, including the capitalization of construction period interest. Expenditures for repairs and maintenance are expensed as incurred. Property acquisitions are accounted for as business combinations where we measure the assets acquired, liabilities (including assumed debt and contingencies) and any noncontrolling interests at their fair values on the acquisition date. The cost of real property acquired, which represents substantially all of the purchase price, is allocated to net tangible and identifiable intangible assets based on their respective fair values. These properties are depreciated on a straight-line basis over their estimated useful lives which range from 15 to 40 years for buildings and 5 to 15 years for improvements. Tangible assets primarily consist of land, buildings and improvements. We consider costs incurred in conjunction with re-leasing properties, including tenant improvements and lease commissions, to represent the acquisition of productive assets and, accordingly, such costs are reflected as investment activities in our statement of cash flows.

     The remaining purchase price is allocated among identifiable intangible assets primarily consisting of the above or below market component of in-place leases and the value of in-place leases. The value allocable to the above or below market component of the acquired in-place lease is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between (i) the contractual amounts to be paid pursuant to the lease over its remaining term, and (ii) management's estimate of the amounts that would be paid using fair market rates over the remaining term of the lease. The amounts allocated to above market leases are included in acquired lease intangibles and below market leases are included in other liabilities in the balance sheet and are amortized to rental income over the remaining terms of the respective leases.

     The total amount of other intangible assets acquired is further allocated to in-place lease values and customer relationship values based on management's evaluation of the specific characteristics of each tenant's lease and the Company's overall relationship with that respective tenant. Characteristics considered by management in allocating these values include the nature and extent of the Company's existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, among other factors

The net book value of long-lived assets is reviewed quarterly on a property by property basis to determine if facts and circumstances suggest that the assets may be impaired or that the depreciable life may need to be changed. We consider external factors relating to each asset and the existence of a master lease which may link the cash flows of an individual asset to a larger portfolio of assets leased to the same tenant. If these factors and the projected undiscounted cash flows of the asset over the remaining depreciation period indicate that the asset will not be recoverable, the carrying value is reduced to the estimated fair market value. In addition, we are exposed to the risks inherent in concentrating investments in real estate, and in particular, the seniors housing and health care industries. A downturn in the real estate industry could adversely affect the value of our properties and our ability to sell properties for a price or on terms acceptable to us.

Capitalization of Construction Period Interest

Capitalization of Construction Period Interest

     We capitalize interest costs associated with funds used to finance the construction of properties owned directly by us. The amount capitalized is based upon the balance outstanding during the construction period using the rate of interest which approximates our cost of financing. We capitalized interest costs of $13,164,000, $20,792,000, and $41,170,000 during 2011, 2010 and 2009, respectively, related to construction of real property owned by us. Our interest expense reflected in the consolidated statements of income has been reduced by the amounts capitalized.

Gain on Sale of Assets

Gain on Sale of Assets

     We recognize sales of assets only upon the closing of the transaction with the purchaser. Payments received from purchasers prior to closing are recorded as deposits and classified as other assets on our Consolidated Balance Sheets. Gains on assets sold are recognized using the full accrual method upon closing when (i) the collectability of the sales price is reasonably assured, (ii) we are not obligated to perform significant activities after the sale to earn the profit, (iii) we have received adequate initial investment from the purchaser and (iv) other profit recognition criteria have been satisfied. Gains may be deferred in whole or in part until the sales satisfy the requirements of gain recognition on sales of real estate.

Real Estate Loans Receivable

Real Estate Loans Receivable

     Real estate loans receivable consist of mortgage loans and other real estate loans. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risks. The loans are primarily collateralized by a first, second or third mortgage lien, a leasehold mortgage on, or an assignment of the partnership interest in, the related properties, corporate guaranties and/or personal guaranties.

Allowance for Losses on Loans Receivable

Allowance for Losses on Loans Receivable

     The allowance for losses on loans receivable is maintained at a level believed adequate to absorb potential losses in our loans receivable. The determination of the allowance is based on a quarterly evaluation of these loans, including general economic conditions and estimated collectability of loan payments. We evaluate the collectability of our loans receivable based on a combination of factors, including, but not limited to, delinquency status, historical loan charge-offs, financial strength of the borrower and guarantors and value of the underlying collateral. If such factors indicate that there is greater risk of loan charge-offs, additional allowances or placement on non-accrual status may be required. A loan is impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due as scheduled according to the contractual terms of the original loan agreement. Consistent with this definition, all loans on non-accrual are deemed impaired. At December 31, 2011, we had loans with outstanding balances of $6,244,000 on non-accrual status ($9,691,000 at December 31, 2010). To the extent circumstances improve and the risk of collectability is diminished, we will return these loans to full accrual status. While a loan is on non-accrual status, any cash receipts are applied against the outstanding principal balance.

Goodwill

Goodwill

    We account for goodwill in accordance with U.S. GAAP. Goodwill is tested annually for impairment and is tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying amount, including goodwill, exceeds the reporting unit's fair value and the implied fair value of goodwill is less than the carrying amount of that goodwill. We did not have any goodwill impairments for the years ended December 31, 2011 or 2010.

Fair Value of Derivative Instruments

Fair Value of Derivative Instruments

     The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values for our derivatives are estimated by utilizing pricing models that consider forward yield curves and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future. See Note 11 for additional information.

Federal Income Tax

Federal Income Tax

     No provision has been made for federal income taxes since we have elected to be treated as a real estate investment trust under the applicable provisions of the Internal Revenue Code, and we believe that we have met the requirements for qualification as such for each taxable year. Our taxable REIT subsidiaries are subject to federal, state and local income taxes. See Note 18 for additional information.

Earnings Per Share

Earnings Per Share

     Basic earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares outstanding for the period adjusted for non-vested shares of restricted stock. The computation of diluted earnings per share is similar to basic earnings per share, except that the number of shares is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares had been issued.

New Accounting Standards

New Accounting Standards

     In April 2011, FASB issued ASU No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring. It provided additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and are to be applied retrospectively to the beginning of the annual period of adoption. The adoption of this ASU did not have a material impact on our consolidated financial position or results of operations.

     In September 2011, FASB issued ASU No. 2011-08, Testing for Goodwill Impairment. It allows companies the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Companies would then only proceed to the existing two step impairment test if, after assessing the totality of the events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount. The ASU is effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. We have early adopted this ASU and applied it to our annual goodwill assessment performed on October 1, 2011.

     In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Statement of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. ASU 2011-05 will only impact the company's financial presentation as the company currently presents items of other comprehensive income in the statement of changes in equity. ASU 2011-05 will be effective for our fiscal year beginning January 1, 2012.

Reclassifications	Reclassifications Certain amounts in prior years have been reclassified to conform to current year presentation

Real Property Acquisitions and Development (Tables)	12 Months Ended
Dec. 31, 2011
Real Property Acquisitions and Development (Tables) [Abstract]
Unaudited pro forma consolidated results of operations

The following unaudited pro forma consolidated results of operations have been prepared as if the Genesis acquisition had occurred as of January 1, 2010 based on the preliminary purchase price allocations discussed above. Amounts are in thousands, except per share data:

	Year Ended December 31,
	2011	2010
Revenues	$1,454,204	$857,807
Income from continuing operations attributable to common stockholders	$109,068	$81,673
Income from continuing operations attributable to common stockholders per share:
Basic	$0.59	$0.52
Diluted	$0.59	$0.52

Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities

The following table presents the final allocation of the purchase price to assets and liabilities assumed, based on their estimated fair values (in thousands

Land and land improvements	$10,240
Buildings and improvements	170,886
Acquired lease intangibles	41,519
Investment in unconsolidated entity	21,321
Goodwill	68,321
Other acquired intangibles	36,439
Cash and cash equivalents	3,873
Restricted cash	107
Receivables and other assets	5,390
Total assets acquired	358,096
Secured debt	61,664
Below market lease intangibles	4,188
Accrued expenses and other liabilities	36,835
Total liabilities assumed	102,687
Redeemable noncontrolling interests	10,848
Preferred stock	16,667
Capital in excess of par	2,721
Net assets acquired	$225,173

The following table presents the aggregated final purchase price allocations of the assets acquired and liabilities assumed for all seniors housing operating partnership transactions for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010
Land and land improvements	$112,350	$75,620
Buildings and improvements	1,512,764	686,911
Acquired lease intangibles	122,371	63,757
Investment in unconsolidated entities	14,960	0
Cash and cash equivalents	38,952	8,532
Restricted cash	20,699	5,899
Receivables and other assets	901	14,399
Total assets acquired	1,822,997	855,118
Secured debt	796,273	305,167
Accrued expenses and other liabilities	44,483	8,270
Total liabilities assumed	840,756	313,437
Capital in excess of par	6,017	43,641
Noncontrolling interests	69,984	107,774
Net assets acquired	$906,240	$390,266

Summary of real property investment activity

The following is a summary of our real property investment activity for the periods presented (in thousands):

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Real property acquisitions:
Seniors housing triple-net	$3,320,664	$1,028,529	$11,650
Seniors housing operating	1,747,485	816,000	0
Medical facilities(1)	610,843	626,414	56,023
Land parcels	19,084	4,300	0
Total acquisitions	5,698,076	2,475,243	67,673
Less: Assumed debt	(961,928)	(559,508)	0
Assumed other items, net	(210,411)	(208,314)	0
Cash disbursed for acquisitions	4,525,737	1,707,421	67,673
Construction in progress additions:
Seniors housing triple-net	182,626	85,993	333,572
Medical facilities	165,593	252,594	221,760
Total construction in progress additions	348,219	338,587	555,332
Less: Capitalized interest	(13,164)	(20,320)	(40,969)
Accruals(2)	(33,451)	(11,435)	(21,466)
Cash disbursed for construction in progress	301,604	306,832	492,897
Capital improvements to existing properties	77,781	59,923	38,389
Total cash invested in real property	$4,905,122	$2,074,176	$598,959

(1)	Includes $318,608,000 relating to acquisitions of 12 medical facilities that closed in the fourth quarter of 2011. The allocation of the purchase price consideration is preliminary and subject to change.
(2)	Represents non-cash accruals for amounts to be paid in future periods relating to properties that converted in the period noted above.

Summary of construction projects placed into service and generating revenues

The following is a summary of the construction projects that were placed into service and began generating revenues during the periods presented

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Development projects:
Seniors housing triple-net	$114,161	$273,034	$550,504
Medical facilities	355,935	162,376	183,127
Total development projects	470,096	435,410	733,631
Expansion projects	45,414	3,216	4,288
Total construction in progress conversions	$515,510	$438,626	$737,919

Future minimum lease payments receivable under operating leases

At December 31, 2011, future minimum lease payments receivable under operating leases (excluding properties in our seniors housing operating partnerships and excluding any operating expense reimbursements) are as follows (in thousands):

2012	$931,680
2013	923,885
2014	876,401
2015	846,878
2016	836,858
Thereafter	6,163,444
Totals	$10,579,146

Real Estate Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate Intangibles (Tables) [Abstract]
Summary of real estate intangibles excluding those classified as held for sale

The following is a summary of our real estate intangibles, excluding those classified as held for sale, as of the dates indicated (dollars in thousands):

	December 31, 2011	December 31, 2010
Assets:
In place lease intangibles	$332,645	$182,030
Above market tenant leases	35,973	24,089
Below market ground leases	51,316	46,992
Lease commissions	8,265	4,968
Gross historical cost	428,199	258,079
Accumulated amortization	(148,380)	(49,145)
Net book value	$279,819	$208,934

Weighted-average amortization period in years	17.0	18.2

Liabilities:
Below market tenant leases	$67,284	$57,261
Above market ground leases	5,020	5,020
Gross historical cost	72,304	62,281
Accumulated amortization	(21,387)	(15,992)
Net book value	$50,917	$46,289

Weighted-average amortization period in years	12.3	14.0

The following is a summary of real estate intangible amortization for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010	2009
Rental income related to above/below market tenant leases, net	$3,340	$3,829	$2,670
Property operating expenses related to above/below market ground leases, net	(1,161)	(1,049)	(1,052)
Depreciation and amortization related to in place lease intangibles and lease commissions	(98,856)	(18,298)	(9,722)

The future estimated aggregate amortization of intangible assets and liabilities is as follows for the periods presented (in thousands):

	Assets	Liabilities
2012	$85,656	$6,108
2013	34,209	5,549
2014	17,136	5,169
2015	14,897	4,330
2016	17,801	4,129
Thereafter	110,120	25,632
Totals	$279,819	$50,917

Dispositions, Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Dispositions, Assets Held for Sale and Discontinued Operations (Tables) [Abstract]
Summary of real property disposition activity
	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Real property dispositions:
Seniors housing triple-net	$150,755	$170,290	$101,155
Medical facilities	35,295	14,092	85,558
Total dispositions	186,050	184,382	186,713
Add: Gain (loss) on sales of real property	61,160	36,115	43,394
Seller financing on sales of real property	0	(1,470)	(6,100)
Proceeds from real property sales	$247,210	$219,027	$224,007

Reclassification impact as result of classifying properties as discontinued operations
	Year Ended December 31,
	2011	2010	2009
Revenues:
Rental income	$38,699	$67,138	$86,889
Other income	0	0	8,059
Expenses:
Interest expense	8,045	14,149	17,182
Property operating expenses	4,394	7,171	6,464
Provision for depreciation	11,074	21,495	30,152
Income (loss) from discontinued operations, net	$15,186	$24,323	$41,150

Real Estate Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate Loans Receivable (Tables) [Abstract]
Summary of real estate loans receivable	The following is a summary of our real estate loans receivable (in thousands):
	December 31,
	2011	2010
Mortgage loans	$63,934	$109,283
Other real estate loans	228,573	327,297
Totals	$292,507	$436,580

Summary of real estate loan activity

The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2011			December 31, 2010			December 31, 2009
	Seniors			Seniors			Seniors
	Housing	Medical		Housing	Medical		Housing	Medical
	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals
Advances on real estate loans receivable:
Investments in new loans	$18,541	$0	$18,541	$9,742	$41,644	$51,386	$20,036	$0	$20,036
Draws on existing loans	29,752	3,184	32,936	46,113	1,236	47,349	52,910	1,471	54,381
Sub-total	48,293	3,184	51,477	55,855	42,880	98,735	72,946	1,471	74,417
Less: Seller financing on property sales	0	0	0	0	(1,470)	(1,470)	0	0	0
Net cash advances on real estate loans	48,293	3,184	51,477	55,855	41,410	97,265	72,946	1,471	74,417
Receipts on real estate loans receivable:
Loan payoffs	162,705	2,943	165,648	5,619	6,233	11,852	61,659	32,197	93,856
Principal payments on loans	17,856	5,307	23,163	24,203	7,440	31,643	15,890	2,033	17,923
Total receipts on real estate loans	180,561	8,250	188,811	29,822	13,673	43,495	77,549	34,230	111,779
Net advances (receipts) on real estate loans	$(132,268)	$(5,066)	$(137,334)	$26,033	$27,737	$53,770	$(4,603)	$(32,759)	$(37,362)

Summary of allowance for losses on loans receivable

The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of year	$1,276	$5,183	$7,500
Provision for loan losses	2,010	29,684	23,261
Charge-offs	(3,286)	(33,591)	(25,578)
Balance at end of year	$-	$1,276	$5,183

Summary of loan impairments

The following is a summary of our loan impairments (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance of impaired loans at end of year	$6,244	$9,691	$67,126
Allowance for loan losses	-	1,276	5,183
Balance of impaired loans not reserved	$6,244	$8,415	$61,943
Average impaired loans for the year	$7,968	$38,409	$69,948
Interest recognized on impaired loans(1)	-	103	530

(1) Represents interest recognized prior to placement on non-accrual status.

Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2011
Customer Concentration (Tables) [Abstract]
Summary of customer concentration
	Number of	Total	Percent of
Concentration by investment:(1)	Properties	Investment(2)	Investment(3)
Genesis HealthCare, LLC	150	$2,466,243	18%
Merrill Gardens, LLC	48	1,132,399	8%
Benchmark Senior Living, LLC	35	883,681	6%
Brandywine Senior Living, LLC	24	719,509	5%
Senior Living Communities, LLC	12	604,079	4%
Remaining portfolio	655	8,136,439	59%
Totals	924	$13,942,350	100%

_____________________

  Merrill Gardens and Benchmark are in our seniors housing operating segment whereas the other top five customers are in our seniors housing triple-net segment.
  Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
  Investments with our top five customers comprised 32% of total investments at December 31, 2010.

Borrowings Under Line of Credit Arrangement and Related Items (Tables)	12 Months Ended
Dec. 31, 2011
Borrowings Under Line of Credit Arrangement and Related Items (Tables) [Abstract]
Aggregate borrowings under the unsecured line of credit arrangement

The following information relates to aggregate borrowings under the unsecured line of credit arrangements for the periods presented (dollars in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance outstanding at year end	$610,000	$300,000	$140,000
Maximum amount outstanding at any month end	$710,000	$560,000	$559,000
Average amount outstanding (total of daily
principal balances divided by days in period)	$240,104	$268,762	$241,463
Weighted average interest rate (actual interest
expense divided by average borrowings outstanding)	1.51%	1.48%	1.92%

Senior Unsecured Notes and Secured Debt (Tables)	12 Months Ended
Dec. 31, 2011
Senior Unsecured Notes And Secured Debt (Tables) [Abstract]
Principal payments due on debt obligations

At December 31, 2011, the annual principal payments due on these debt obligations are as follows (in thousands):

	Senior	Secured
	Unsecured Notes(1)	Debt (1)	Totals
2012	$76,853	$122,359	$199,212
2013	300,000	292,735	592,735
2014	0	203,767	203,767
2015	250,000	184,378	434,378
2016	700,000	190,255	890,255
Thereafter	3,138,074	1,114,890	4,252,964
Totals	$4,464,927	$2,108,384	$6,573,311

(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments (Tables) [Abstract]
Fair value of derivative instruments

The following is a summary of the fair value of our derivative instruments (dollars in thousands):

	Balance Sheet	Fair Value
	Location	December 31, 2011		December 31, 2010
Cash flow hedge interest rate swaps	Other liabilities	$	$ 2,854	$	$ 482

Impact of derivative instruments on the statement of operations and OCI

The following presents the impact of derivative instruments on the statement of operations and OCI for the periods presented (dollars in thousands):

		Year Ended
	Location	December 31, 2011	December 31, 2010	December 31, 2009
Gain (loss) on interest rate swap recognized in
OCI (effective portion)	n/a	$3,189	$(10,307)	$(3,513)
Gain (loss) reclassified from AOCI into
income (effective portion)	Interest expense	1,781	(2,244)	(971)
Gain (loss) recognized in income (ineffective portion
and amount excluded from effectiveness testing)	Realized loss	0	0	0

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies (Tables) [Abstract]
Future minimum lease payments due under operating and capital leases

At December 31, 2011, future minimum lease payments due under operating and capital leases are as follows (in thousands):

	Operating Leases	Capital Leases(1)
2012	$6,166	$7,622
2013	6,442	73,003
2014	6,502	660
2015	6,016	8,425
2016	6,002	0
Thereafter	325,336	0
Totals	$356,464	$89,710

(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $345,815,000 and accumulated depreciation of $7,024,000 recorded in real property.

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity (Tables) [Abstract]
Summary of stockholder's equity capital accounts

The following is a summary of our stockholder's equity capital accounts as of the dates indicated:

	December 31, 2011	December 31, 2010
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	25,724,854	11,349,854
Outstanding shares	25,724,854	11,349,854

Common Stock, $1.00 par value:
Authorized shares	400,000,000	225,000,000
Issued shares	192,604,918	147,381,191
Outstanding shares	192,275,248	147,097,381

Summary of common stock issuances

The following is a summary of our common stock issuances during the periods indicated (dollars in thousands, except per share amounts):

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds

February 2009 public issuance	5,816,870	$36.85	$214,352	$210,880
September 2009 public issuance	9,200,000	40.40	371,680	356,554
2009 Dividend reinvestment plan issuances	1,499,497	37.22	55,818	55,818
2009 Equity shelf program issuances	1,952,600	40.69	79,447	77,605
2009 Option exercises	96,166	38.23	3,676	3,676
2009 Totals	18,565,133		$724,973	$704,533

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022
2010 Totals	23,217,500		$1,033,452	$995,438

March 2011 public issuance	28,750,000	$49.25	$1,415,938	$1,358,543
November 2011 public issuance	12,650,000	50.00	632,500	606,595
2011 Dividend reinvestment plan issuances	2,534,707	48.44	122,794	121,846
2011 Equity shelf program issuances	848,620	50.53	42,888	41,982
2011 Option exercises	232,081	37.17	8,628	8,628
2011 Totals	45,015,408		$2,222,748	$2,137,594

Summary of dividend payments

The following is a summary of our dividend payments (dollars in thousands, except per share amounts)

	Year Ended
	December 31, 2011		December 31, 2010		December 31, 2009
	Per Share	Amount	Per Share	Amount	Per Share	Amount

Common Stock	$2.83500	$483,746	$2.74000	$348,578	$2.72000	$311,760
Series D Preferred Stock	1.96875	7,875	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	-	0	1.12500	94	1.50000	112
Series F Preferred Stock	1.90625	13,344	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	-	0	1.40640	332	1.87500	748
Series H Preferred Stock	2.85840	1,000	-	0	-	0
Series I Preferred Stock	1.33159	38,283	-	0	-	0
Totals		$544,248		$370,223		$333,839

Summary of accumulated other comprehensive income/(loss)

The following is a summary of accumulated other comprehensive income/(loss) as of the dates indicated (in thousands):

	December 31, 2011	December 31, 2010
Unrecognized gains (losses) on cash flow hedges	$(8,561)	$(9,969)
Unrecognized gains (losses) on equity investments	(619)	(497)
Unrecognized actuarial gains (losses)	(2,748)	(633)
Totals	$(11,928)	$(11,099)

Summary of comprehensive income/(loss)

     The following is a summary of comprehensive income/(loss) for the periods indicated (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Unrecognized gains (losses) on cash flow hedges	$1,408	$(8,063)	$(2,542)
Unrecognized gains (losses) on equity investments	(122)	54	487
Unrecognized actuarial gains (losses)	(2,115)	(199)	277
Total other comprehensive income (loss)	(829)	(8,208)	(1,778)
Net income attributable to controlling interests	217,610	128,527	193,269
Comprehensive income attributable to controlling interests	216,781	120,319	191,491
Net and comprehensive income (loss) attributable to noncontrolling interests(1)	(4,894)	357	(342)
Total comprehensive income	$211,887	$120,676	$191,149

(1) Includes amounts attributable to redeemable noncontrolling interests.

Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Incentive Plans (Tables) [Abstract]
Fair value of each option grant estimated on weighted-average assumptions:

The fair value of each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted-average assumptions:

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Dividend yield	5.74%	6.28%	7.35%
Expected volatility	34.80%	34.08%	29.40%
Risk-free interest rate	2.87%	3.23%	2.33%
Expected life (in years)	7.0	7.0	7.0
Weighted-average fair value	$9.60	$7.82	$4.38

Summary of stock options activity

The following table summarizes information about stock option activity for the twelve months ended December 31, 2011:

	Year Ended
	December 31, 2011		December 31, 2010		December 31, 2009
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000's)	Exercise Price	(000's)	Exercise Price	(000's)	Exercise Price
Options at beginning of year	1,207	$39.45	1,062	$37.71	817	$38.29
Options granted	289	49.17	280	43.29	366	37.00
Options exercised	(232)	36.92	(129)	33.58	(96)	38.22
Options terminated	(12)	43.09	(6)	37.82	(25)	44.50
Options at end of period	1,252	$42.12	1,207	$39.45	1,062	$37.71

Options exercisable at end of period	427	$39.45	440	$37.76	388	$35.85
Weighted average fair value of
options granted during the period		$9.60		$7.82		$4.38

Non-vested stock incentive awards

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
	Number	Weighted	Weighted Average	Number	Weighted	Weighted Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$20-$30	20	$25.82	1.0	20	$25.82	1.0
$30-$40	390	36.75	5.9	179	36.46	4.5
$40+	842	44.99	7.5	228	42.96	6.1
Totals	1,252	$42.12	6.9	427	$39.45	5.2

Aggregate intrinsic value	$15,528,000			$6,439,000

Summary of stock options outstanding

The following table summarizes information about non-vested stock incentive awards as of December 31, 2011 and changes for the twelve months ended December 31, 2011:

	Stock Options		Restricted Stock
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Grant Date	Shares	Grant Date
	(000's)	Fair Value	(000's)	Fair Value
Non-vested at December 31, 2010	768	$6.19	420	$41.09
Vested	(219)	6.12	(148)	41.90
Granted	289	9.60	245	49.20
Terminated	(13)	6.40	(9)	32.86
Non-vested at December 31, 2011	825	$7.40	508	$44.91

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (Tables) [Abstract]
Computation of basic and diluted earnings per share
	Year Ended December 31,
	2011	2010	2009
Numerator for basic and diluted earnings
per share - net income attributable to
common stockholders	$157,108	$106,882	$171,190

Denominator for basic earnings per
share - weighted average shares	173,741	127,656	114,207
Effect of dilutive securities:
Employee stock options	176	125	0
Non-vested restricted shares	246	420	405
Convertible senior unsecured notes	238	7	0
Dilutive potential common shares	660	552	405
Denominator for diluted earnings per
share - adjusted weighted average shares	174,401	128,208	114,612

Basic earnings per share	$0.90	$0.84	$1.50
Diluted earnings per share	$0.90	$0.83	$1.49

Disclosure about Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure about Fair Value of Financial Instruments (Tables) [Abstract]
Carrying amounts and estimated fair values of financial instruments

The carrying amounts and estimated fair values of our financial instruments are as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
Mortgage loans receivable	$63,934	$64,194	$109,283	$111,255
Other real estate loans receivable	228,573	231,308	327,297	333,003
Available-for-sale equity investments	980	980	1,103	1,103
Cash and cash equivalents	163,482	163,482	131,570	131,570

Financial Liabilities:
Borrowings under unsecured lines of credit arrangements	$610,000	$610,000	$300,000	$300,000
Senior unsecured notes	4,434,107	4,709,736	3,034,949	3,267,638
Secured debt	2,112,649	2,297,278	1,125,906	1,178,081
Interest rate swap agreements	2,854	2,854	482	482

The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
Available-for-sale equity investments(1)	$980	$980	$0	$0
Assets held for sale(2)	36,115	0	36,115	0
Interest rate swap agreements(3)	(2,854)	0	(2,854)	0
Totals	$34,241	$980	$33,261	$0

(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
(2) Please see Note 5 for additional information.
(3) Please see Note 11 for additional information.

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting (Tables) [Abstract]
Summary of information for reportable segments

Summary information for the reportable segments during the years ended December 31, 2011, 2010 and 2009 is as follows (in thousands):

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$590,052	$-	$300,095	$-	$890,147
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	630,740	456,085	311,082	690	1,398,597

Property operating expenses	-	(314,142)	(65,334)	-	(379,476)
Net operating income from continuing operations(1)	630,740	141,943	245,748	690	1,019,121

Reconciling items:
Interest expense	(8,797)	(46,342)	(29,931)	(228,884)	(313,954)
Depreciation and amortization	(169,750)	(138,192)	(104,589)	-	(412,531)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
Gain (loss) on extinguishment of debt	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$424,200	$(77,940)	$103,315	$(305,395)	$144,180
Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$325,788	$-	$210,484	$-	$536,272
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	365,350	51,006	216,148	2,874	635,378

Property operating expenses	-	(32,621)	(46,673)	-	(79,294)
Net operating income from continuing operations(1)	365,350	18,385	169,475	2,874	556,084

Reconciling items:
Interest expense	(3,295)	(7,794)	(22,593)	(113,129)	(146,811)
Depreciation and amortization	(92,648)	(15,504)	(72,896)	-	(181,048)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Gain (loss) on extinguishment of debt	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operation before income taxes and income from unconsolidated entities	$211,320	$(25,849)	$67,566	$(189,953)	$63,084

Total assets	$4,756,896	$1,080,416	$3,389,441	$224,981	$9,451,734

Year Ended December 31, 2009:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities(2)	Non-segment / Corporate	Total
Rental income	$287,057	$-	$165,965	$-	$453,022
Interest income	35,945	-	4,940	-	40,885
Other income	5,309	-	1,309	1,170	7,788
Total revenues	328,311	-	172,214	1,170	501,695

Property operating expenses	-	-	(42,501)	-	(42,501)
Net operating income from continuing operations(1)	328,311	-	129,713	1,170	459,194

Reconciling items:
Interest expense	1,387	-	(17,411)	(76,566)	(92,590)
Depreciation and amortization	(76,830)	-	(57,941)	-	(134,771)
General and administrative	-	-	-	(49,691)	(49,691)
Gain (loss) on extinguishment of debt	(2,057)	-	(3,781)	(19,269)	(25,107)
Provision for loan losses	(23,261)	-	-	-	(23,261)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$227,550	$-	$50,580	$(144,356)	$133,774

______________________________________________

  Net operating income from continuing operations (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.
  Excludes income and expense amounts related to our properties held in unconsolidated entities. Please see Note 7 for additional information.

Income Taxes and Distributions (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes and Distributions (Tables) [Abstract]
Cash distributions paid to common stockholders, for federal income tax purposes

Cash distributions paid to common stockholders, for federal income tax purposes, are as follows

	Year Ended December 31,
	2011	2010	2009
Per Share:
Ordinary income	$1.1472	$0.7774	$1.9865
Return of capital	1.4227	1.7408	0.4864
Long-term capital gains	0.1059	0.0190	-
1250 gains	0.1592	0.2028	0.2471
Totals	$2.8350	$2.7400	$2.7200

Retirement Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Retirement Arrangements (Tables) [Abstract]
Reconciliation of changes in SERP's benefit obligations and statement of fund status

The following tables provide a reconciliation of the changes in the SERP's benefit obligations for the periods indicated (in thousands):

	Year Ended December 31,
	2011	2010
Reconciliation of benefit obligation:
Obligation at January 1	$4,066	$3,287
Service cost	489	413
Interest cost	112	115
Actuarial (gain) loss	2,303	251
Settlements	(1,347)	0
Obligation at December 31	$5,623	$4,066

Components of net periodic benefit costs

We contributed $1,347,000 to the plan in connection with a settlement during the year ended December 31, 2011. The following table shows the components of net periodic benefit costs for the periods indicated (in thousands):

	Year Ended December 31,
	2011	2010
Service cost	$489	$413
Interest cost	112	115
Net actuarial (gain) loss	50	52
Net periodic benefit cost	$651	$580

Accumulated benefit in excess of plan assets

The following table provides information for the SERP, which has an accumulated benefit in excess of plan assets (in thousands):

	December 31,
	2011	2010
Projected benefit obligation	$5,623	$4,066
Accumulated benefit obligation	3,307	2,938
Fair value of assets	n/a	n/a

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost for SERP

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost for the SERP:

	Benefit Obligations		Net Periodic Benefit Cost
	December 31,		Year Ended December 31,
	2011	2010	2011	2010
Discount rate	2.75%	3.50%	3.50%	3.50%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%
Expected long-term return on plan assets	n/a	n/a	n/a	n/a

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Tables) [Abstract]
Summary of Unaudited Quarterly Results of Operations
	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter(2)	4th Quarter(3)
Revenues - as reported	$255,477	$381,059	$384,786	$407,391
Discontinued operations	(9,720)	(7,240)	(7,432)	(5,724)
Revenues - as adjusted(1)	$245,757	$373,819	$377,354	$401,667
Net income (loss) attributable to common stockholders	$23,372	$69,847	$36,607	$27,282
Net income (loss) attributable to common stockholders per share:
Basic	$0.15	$0.40	$0.21	$0.15
Diluted	0.15	0.39	0.21	0.15

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter(4)	4th Quarter
Revenues - as reported	$152,759	$163,131	$176,146	$202,456
Discontinued operations	(16,760)	(16,390)	(14,368)	(11,596)
Revenues - as adjusted(1)	$135,999	$146,741	$161,778	$190,860
Net income attributable to common stockholders	$25,812	$45,646	$(4,563)	$39,988
Net income attributable to common stockholders per share:
Basic	$0.21	$0.37	$(0.04)	$0.29
Diluted	0.21	0.37	(0.04)	0.29

(1) We have reclassified the income attributable to the properties sold prior to or held for sale at March 31, 2012 to discontinued operations. See Note 5.
(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
(3) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
(4) The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ($28,918,000) and transaction costs ($18,835,000).

Business (Details)	Dec. 31, 2011 Number properties
Business (Textuals) [Abstract]
Number of properties in diversified portfolio	937
Number of states in diversified portfolio	46

Accounting Policies and Related Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010 Number	Dec. 31, 2009	Dec. 31, 2008
Accounting Policies and Related Matters (Textuals) [Abstract]
Weighted-average amortization period in years	17	18.2
Capitalized interest costs	$ 13,164,000	$ 20,792,000	$ 41,170,000
Allowance for loan losses	0	1,276,000	5,183,000	7,500,000
Amount of non-accrual loans receivable outstanding	6,244,000	9,691,000	67,126,000
Building [Member]
Real Property Owned (Textuals) [Abstract]
Estimated useful lives of buildings and improvements minimum	15
Estimated useful lives of buildings and improvements maximum	40
Building Improvements [Member]
Real Property Owned (Textuals) [Abstract]
Estimated useful lives of buildings and improvements minimum	5
Estimated useful lives of buildings and improvements maximum	$ 15

Real Property Acquisitions and Development (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Redeemable noncontrolling interests	$ 33,650,000	$ 4,553,000
Strategic Medical Office Partnership [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements		10,240,000
Buildings and improvements		170,886,000
Acquired lease intangibles		41,519,000
Investment in unconsolidated entities		21,321,000
Goodwill		68,321,000
Other acquired intangibles		36,439,000
Cash and cash equivalents		3,873,000
Restricted cash		107,000
Receivables and other assets		5,390,000
Total assets acquired		358,096,000
Secured debt		61,664,000
Below market lease intangibles		4,188,000
Accrued expenses and other liabilities		36,835,000
Total liabilities assumed		102,687,000
Redeemable noncontrolling interests		10,848,000
Preferred stock		16,667,000
Capital in excess of par		2,721,000
Noncontrolling interests		0
Net assets acquired		225,173,000
Genesis Acquisition [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	144,091,000
Buildings and improvements	2,331,053,000
Receivables and other assets	8,254,000
Unaudited pro forma consolidated results of operations
Revenues	1,454,204,000	857,807,000
Income from continuing operations attributable to common stockholders	109,068,000	81,673,000
Income from continuing operations attributable to common stockholders per share:
Basic	$ 0.59	$ 0.52
Diluted	$ 0.59	$ 0.52
Seniors Housing Operating [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	112,350,000	75,620,000
Buildings and improvements	1,512,764,000	686,911,000
Acquired lease intangibles	122,371,000	63,757,000
Investment in unconsolidated entities	14,960,000	0
Cash and cash equivalents	38,952,000	8,532,000
Restricted cash	20,699,000	5,899,000
Receivables and other assets	901,000	14,399,000
Total assets acquired	1,822,997,000	855,118,000
Secured debt	796,273,000	305,167,000
Accrued expenses and other liabilities	44,483,000	8,270,000
Total liabilities assumed	840,756,000	313,437,000
Capital in excess of par	6,017,000	43,641,000
Noncontrolling interests	69,984,000	107,774,000
Net assets acquired	$ 906,240,000	$ 390,266,000

Real Property Acquisitions and Development (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Real property acquisitions:
Property acquisitions	$ 5,698,076		$ 2,475,243		$ 67,673
Less: Assumed debt	(961,928)		(559,508)		0
Assumed other items, net	(210,411)		(208,314)		0
Cash disbursed for acquisitions	4,525,737		1,707,421		67,673
Construction in progress additions:
Construction in progress additions	348,219		338,587		555,332
Less: Capitalized interest	(13,164)		(20,320)		(40,969)
Capitalized other	0		0		0
Accruals	(33,451)	[1]	(11,435)	[1]	(21,466)	[1]
Cash disbursed for construction in progress	301,604		306,832		492,897
Capital improvements to existing properties	77,781		59,923		38,389
Total cash invested in real property	4,905,122		2,074,176		598,959
Development projects:
Development projects	470,096		435,410		733,631
Expansion projects	45,414		3,216		4,288
Total construction in progress conversions	515,510		438,626		737,919
Future minimum lease payments receivable under operating leases
2012	931,680
2013	923,885
2014	876,401
2015	846,878
2016	836,858
Thereafter	6,163,444
Totals	10,579,146
Senior Housing Facilities Triple Net [Member]
Real property acquisitions:
Property acquisitions	3,320,664		1,028,529		11,650
Construction in progress additions:
Construction in progress additions	182,626		85,993		333,572
Development projects:
Development projects	114,161		273,034		550,504
Senior Housing Facilities Operating [Member]
Real property acquisitions:
Property acquisitions	1,747,485		816,000		0
Medical Facilities [Member]
Construction in progress additions:
Purchase Price Subject to Change	318,608
Development projects:
Development projects	355,935		162,376		183,127
Land parcels [Member]
Real property acquisitions:
Property acquisitions	19,084		4,300		0
Medical office buildings [Member]
Real property acquisitions:
Property acquisitions	610,843	[2]	626,414		56,023
Construction in progress additions:
Construction in progress additions	$ 165,593		$ 252,594		$ 221,760

[1]	Represents non-cash accruals for amounts to be paid in future periods relating to properties that converted in the period noted above.
[2]	Includes $318,608,000 relating to acquisitions of 12 medical facilities that closed in the fourth quarter of 2011. The allocation of the purchase price consideration is preliminary and subject to change.

Real Property Acquisitions and Development (Details Textuals) (USD $)	12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010 Number	Dec. 31, 2011 Merrill Gardens Partnership [Member]	Sep. 30, 2010 Merrill Gardens Partnership [Member] properties	Dec. 31, 2010 Strategic Medical Office Partnership [Member] properties	Dec. 31, 2011 Genesis Acquisition [Member] properties	Mar. 31, 2011 Benchmark Partnership [Member] properties	Dec. 31, 2011 Seniors Housing Operating [Member] properties	Dec. 31, 2010 Seniors Housing Operating [Member] properties	Dec. 31, 2011 Seniors Housing Operating [Member] Merrill Gardens Partnership [Member] Number	Dec. 31, 2011 Minimum [Member] Genesis Acquisition [Member]	Dec. 31, 2011 Maximum [Member] Genesis Acquisition [Member]
Real Property Acquisitions and Development (Textuals) [Abstract]
Number of properties in portfolio				38	17	147	34	21	9
Percentage of interest owned by company in partnership				80.00%			95.00%
Percentage of interest owned by minority				20.00%			5.00%
Number of previous facilities under partnership owned by company				13
Number of facilities under partnership previous owned by company				25
Contribution by the company for the formation of the partnership			$ 163,064,000	$ 254,885,000	$ 225,173,000		$ 383,356,000
Contribution of convertible preferred stock by the company for the formation of the partnership					16,667,000
Value of contribution of options by the company for the formation of the partnership					2,721,000
Value of notes payable contributed by the company for the formation of the partnership					8,333,000
weighted average useful life of the acquired intangibles (in years)	17	18.2			26.2					2.4
Interest rate on note payable					6.00%
Number of properties with controlling interest of the company					11
Total purchase price						2,483,398,000
Cash consideration of capital lease obligation						2,400,000,000
Cash consideration of capital lease obligation						75,144,000
Business Acquisition Purchase Price Allocation Land And Land Improvements					10,240,000	144,091,000
Business Acquisition Purchase Price Allocation Buildings And Improvements					170,886,000	2,331,053,000
Rent received from master lease						198,000,000
Increase in master lease agreement rent											1.75%	3.50%
Liability for Uncertain Tax Positions	149,000					8,254,000
Receivables and other assets					5,390,000	8,254,000
Additional purchase consideration					29,439,000
Investment percentage range	10% to 50%							90% to 95%
Additional Real Property Acquisitions and Development (Textuals) [Abstract]
joint venture contingent consideration arrangements range		$0 to $35,008,000
Amount settled in the Company's common stock if certain performance thresholds		$ 12,500,000

Real Estate Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010 Number	Dec. 31, 2009
Assets
Other Finite-Lived Intangible Assets, Gross	$ 428,199	$ 258,079
Accumulated amortization	(148,380)	(49,145)
Net book value	279,819	208,934
Weighted-average amortization period in years	17	18.2
Liabilities
Real estate intangible liabilities, Gross	72,304	62,281
Accumulated amortization	(21,387)	(15,992)
Net book value	50,917	46,289
Weighted-average amortization period in years	12.3	14
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized
2012	85,656
2013	34,209
2014	17,136
2015	14,897
2016	17,801
Thereafter	110,120
Totals	279,819
Real Estate Intangible Amortization [Abstract]
Rental income related to above/below market tenant leases, net	3,340	3,829	2,670
Property operating expenses related to above/below market ground leases, net	(1,161)	(1,049)	(1,052)
Depreciation and amortization related to in place lease intangibles and lease commissions	(98,856)	(18,298)	(9,722)
Intangible Liability [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized
2012	6,108
2013	5,549
2014	5,169
2015	4,330
2016	4,129
Thereafter	25,632
Totals	50,917
In place lease intangibles [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	332,645	182,030
Above market tenant leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	35,973	24,089
Below market ground leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	51,316	46,992
Lease commissions [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	8,265	4,968
Below market tenant leases [Member]
Liabilities
Real estate intangible liabilities, Gross	67,284	57,261
Above market ground leases [Member]
Liabilities
Real estate intangible liabilities, Gross	$ 5,020	$ 5,020

Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real property dispositions:
Property dispositions		$ 186,050	$ 184,382	$ 186,713
Add: Gain on sales of real property	769	61,160	36,115	43,394
Proceeds from sales of real property		247,210	219,027	224,007
Revenues:
Rental income		38,699	67,138	86,889
Other income		0	0	8,059
Expenses:
Interest expense		8,045	14,149	17,182
Property operating expenses		4,394	7,171	6,464
Provision for depreciation		11,074	21,495	30,152
Income (loss) from discontinued operations, net		15,186	24,323	41,150
Senior housing facilities [Member]
Real property dispositions:
Property dispositions		150,755	170,290	101,155
Medical office buildings [Member]
Real property dispositions:
Property dispositions		35,295	14,092	85,558
Land parcels [Member]
Real property dispositions:
Property dispositions		$ 0	$ 0	$ 0

Dispositions, Assets Held for Sale and Discontinued Operations (Details Textuals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 properties	Dec. 31, 2010 properties	Dec. 31, 2009 properties
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Impairment charge to reduce the carrying value				$ 25,223,000
Impairment charge		12,194,000	947,000	25,223,000
Cash proceeds for sale		247,210,000	219,027,000	224,007,000
Sellers financing		0	(1,470,000)	0
Gain (loss) on sales of properties	769,000	61,160,000	36,115,000	43,394,000
Number of properties sold		42	38	36
Senior housing facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Number of real property facilities satisfying held for sale criteria		1
Number of facilities held for sale	32		16	2
Medical Facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Impairment charge to reduce the carrying value			947,000
Number of real property facilities satisfying held for sale criteria		5
Sellers financing		$ 0	$ (1,470,000)	$ 0
Number of facilities held for sale	1		1	8
Number of properties sold	4		7

Real Estate Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of real estate loans receivable
Real estate loans receivable	$ 292,507	$ 436,580
Advances on real estate loans receivable:
Investments in new loans	18,541	51,386	20,036
Draws on existing loans	32,936	47,349	54,381
Sub-total	51,477	98,735	74,417
Less: Seller financing on property sales	0	(1,470)	0
Net cash advances on real estate loans	51,477	97,265	74,417
Receipts on real estate loans receivable:
Loan payoffs	165,648	11,852	93,856
Principal payments on loans	23,163	31,643	17,923
Total receipts on real estate loans	188,811	43,495	111,779
Net advances (receipts) on real estate loans	(137,334)	53,770	(37,362)
Mortgage Receivable [Member]
Summary of real estate loans receivable
Real estate loans receivable	63,934	109,283
Other Real Estate Loans Receivables [Member]
Summary of real estate loans receivable
Real estate loans receivable	228,573	327,297
Senior Housing and Care [Member]
Advances on real estate loans receivable:
Investments in new loans	18,541	9,742	20,036
Draws on existing loans	29,752	46,113	52,910
Sub-total	48,293	55,855	72,946
Less: Seller financing on property sales	0	0	0
Net cash advances on real estate loans	48,293	55,855	72,946
Receipts on real estate loans receivable:
Loan payoffs	162,705	5,619	61,659
Principal payments on loans	17,856	24,203	15,890
Total receipts on real estate loans	180,561	29,822	77,549
Net advances (receipts) on real estate loans	(132,268)	26,033	(4,603)
Medical Facilities [Member]
Advances on real estate loans receivable:
Investments in new loans	0	41,644	0
Draws on existing loans	3,184	1,236	1,471
Sub-total	3,184	42,880	1,471
Less: Seller financing on property sales	0	(1,470)	0
Net cash advances on real estate loans	3,184	41,410	1,471
Receipts on real estate loans receivable:
Loan payoffs	2,943	6,233	32,197
Principal payments on loans	5,307	7,440	2,033
Total receipts on real estate loans	8,250	13,673	34,230
Net advances (receipts) on real estate loans	$ (5,066)	$ 27,737	$ (32,759)

Real Estate Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summary of allowance for losses on loans receivable
Balance at beginning of year	$ 1,276		$ 5,183		$ 7,500
Provision for loan losses	2,010		29,684		23,261
Charge-offs	3,286		33,591		25,578
Balance at end of year	0		1,276		5,183
Summary of loan impairments
Balance of impaired loans at end of year	6,244		9,691		67,126
Allowance for loan losses	0		1,276		5,183
Balance of impaired loans not reserved	6,244		8,415		61,943
Average impaired loans for the year	7,968		38,409		69,948
Interest recognized on impaired loans	0	[1]	103	[1]	530	[1]
Real Estate Loans Receivable (Textuals) [Abstract]
Provision for loan losses	2,010		29,684		23,261
Charge-offs	(3,286)		(33,591)		(25,578)
Amount of non-accrual loans receivable outstanding	6,244		9,691		67,126
Allowance for loan losses	$ 0		$ 1,276		$ 5,183

[1]	(1) Represents interest recognized prior to placement on non-accrual status.

Investments in Unconsolidated Entities (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Unconsolidated Entities (Textuals) [Abstract]
Interest in seven-building joint venture	49.00%
Percentage of leased portion of the seven-building joint venture portfolio	100.00%
Equity method investments	$ 174,692,000	$ 2,784,000	$ 196,413,000	$ 0
Approximate share of non-recourse secured debt assumed by the joint venture	156,729,000
Weighted-average interest rates of non-recourse secured debt assumed by joint venture	7.10%
Unamortized investment in joint venture primarily attributable to real estate and related intangible assets		$ 6,379,000
Investment percentage range		10% to 50%

Customer Concentration (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 properties		Dec. 31, 2010
Concentration by investment: (1)
Number of Properties	924	[1]
Total Investment	$ 13,942,350	[2]
Percent of Investment	100.00%	[3]
Customer Concentration (Textuals) [Abstract]
Percentage total investments with top five customers			32.00%
Genesis Health Care LLC [Member]
Concentration by investment: (1)
Number of Properties	150	[1]
Total Investment	2,466,243	[2]
Percent of Investment	18.00%	[3]
Merrill Gardens LLC [Member]
Concentration by investment: (1)
Number of Properties	48	[1]
Total Investment	1,132,399	[2]
Percent of Investment	8.00%	[3]
Benchmark Senior Living, LLC [Member]
Concentration by investment: (1)
Number of Properties	35	[1]
Total Investment	883,681	[2]
Percent of Investment	6.00%	[3]
Brandywine Senior Living, LLC [Member]
Concentration by investment: (1)
Number of Properties	24	[1]
Total Investment	719,509	[2]
Percent of Investment	5.00%	[3]
Senior Living Communities, LLC [Member]
Concentration by investment: (1)
Number of Properties	12	[1]
Total Investment	604,079	[2]
Percent of Investment	4.00%	[3]
Remaining Portfolio [Member]
Concentration by investment: (1)
Number of Properties	655	[1]
Total Investment	$ 8,136,439	[2]
Percent of Investment	59.00%	[3]

[1]	Merrill Gardens and Benchmark are in our seniors housing operating segment whereas the other top five customers are in our seniors housing triple-net segment.
[2]	Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
[3]	Investments with our top five customers comprised 32% of total investments at December 31, 2010

Borrowings Under Line of Credit Arrangement and Related Items (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010	Dec. 31, 2009
Aggregate borrowings under the unsecured line of credit arrangement
Borrowings under unsecured line of credit arrangement	$ 610,000,000	$ 300,000,000	$ 140,000,000
Maximum amount outstanding at any month end	710,000,000	560,000,000	559,000,000
Average amount outstanding (total of daily principal balances divided by days in period)	240,104,000	268,762,000	241,463,000
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)	1.51%	1.48%	1.92%
Borrowings Under Line of Credit Arrangement and Related Items (Textuals) [Abstract]
Unsecured line of credit	2,000,000,000
Number of banks in consortium	31
Maximum Interest payable period in months	no longer than three months
Libor Rate	1.65%
Applicable margin Over LIBOR, based on certain debt ratings	1.35%
Facility Fee as Percentage of commitment fee	0.25%
Additional unsecured line of credit arrangement	500,000,000
Maximum Aggregate Commitment	$ 2,500,000,000

Senior Unsecured Notes and Secured Debt (Details) (USD $)	3 Months Ended	12 Months Ended									12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Senior Unsecured Notes [Member]		Dec. 31, 2009 Senior Unsecured Notes [Member]	Dec. 31, 2009 Secured Debt [Member] Number	Dec. 31, 2011 Secured Debt [Member]		Dec. 31, 2011 First mortgage loans [Member] properties	Dec. 31, 2010 First mortgage loans [Member] properties	Mar. 31, 2009 4.75% Senior Unsecured Convertible Notes due 2026 [Member]	Jun. 30, 2010 4.75% Senior Unsecured Convertible Notes due 2026 [Member]	Dec. 31, 2006 4.75% Senior Unsecured Convertible Notes due 2026 [Member]	Dec. 31, 2011 4.75% Senior Unsecured Convertible Notes due 2026 [Member]	Mar. 31, 2009 4.75% Senior Unsecured Convertible Notes due 2027 [Member]	Jun. 30, 2010 4.75% Senior Unsecured Convertible Notes due 2027 [Member]	Dec. 31, 2007 4.75% Senior Unsecured Convertible Notes due 2027 [Member]	Dec. 31, 2011 4.75% Senior Unsecured Convertible Notes due 2027 [Member]	Dec. 31, 2010 3.00% Senior Unsecured Convertible Notes due 2029 [Member]	Jun. 30, 2010 6.125% Senior Unsecured Notes due 2020 [Member]	Sep. 30, 2010 4.700% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2010 4.950% Senior Unsecured Notes due 2021 [Member]	Mar. 31, 2011 3.625% Senior unsecured notes due 2016 [Member]	Mar. 31, 2011 5.250% Senior unsecured notes due 2022 [Member]	Mar. 31, 2011 6.500% Senior unsecured notes due 2041 [Member]
Principal payments due on debt obligations
2012		$ 199,212,000			$ 76,853,000	[1]			$ 122,359,000	[1]
2013		592,735,000			300,000,000	[1]			292,735,000	[1]
2014		203,767,000			0	[1]			203,767,000	[1]
2015		434,378,000			250,000,000	[1]			184,378,000	[1]
2016		890,255,000			700,000,000	[1]			190,255,000	[1]
Thereafter		4,252,964,000			3,138,074,000	[1]			1,114,890,000	[1]
Totals		6,573,311,000			4,464,927,000	[1]			2,108,384,000	[1]
Secured Debt (Textuals) [Abstract]
Senior unsecured notes		4,434,107,000	3,034,949,000
Notes, annual stated interest rates, Minimum		0.0122			0.03
Notes, annual stated interest rates, Maximum		0.1			0.08
Par value of senior debt		2,108,384,000
Carrying values of properties securing the debt		4,048,469,000
Secured debt		2,112,649,000	1,125,906,000
First Mortgage Loans Issued [Abstract]
First mortgage loans issued											114,903,000	157,156,000
Rate on first mortgage loans issued											5.78%	5.45%
Number of properties secured by mortgages issued											9	15
First Mortgage Loans Assumed [Abstract]
Assumed First Mortgage Loans Secured											940,855,000	564,657,000
Rate on first mortgage loans assumed											4.85%	6.00%
Number of properties secured by mortgages assumed											55	60
First Mortgage Loans Extinguished [Abstract]
Principal Extinguished on First Mortgage Loans											55,317,000	194,493,000
Rate on first mortgage loans extinguished											5.95%	6.07%
Loss (gain) on extinguishment of first mortgage loans											979,000	9,099,000
Secured Debt Loans [Abstract]
Number Of Debt Instruments Extinguished								20
Secured debt principal extinguished								81,715,000
Rate on secured notes extinguished								7.21%
Loss (gain) on extinguishment of secured debt								5,838,000
Senior Unsecured Notes Extinguished [Abstract]
Principal Extinguished on Unsecured Notes							183,147,000
Rate on unsecured notes extinguished							7.82%
Loss (gain) on extinguishment of unsecured debt							19,269,000
Senior Unsecured Notes Issued [Abstract]
Senior unsecured notes issued																						450,000,000	450,000,000	450,000,000	400,000,000	600,000,000	400,000,000
Rate on unsecured notes issued																						6.13%	4.70%	4.95%	3.63%	5.25%	6.50%
Proceeds from issuance of senior unsecured notes	1,381,086,000																					446,328,000	445,768,000	443,502,000
Senior Unsecured Convertible Notes Extinguished [Abstract]
Senior unsecured convertible notes extinguished													5,000,000	214,412,000			5,000,000	226,914,000
Loss (gain) on extinguishment of unsecured convertible debt													(446,000)	8,837,000			(594,000)	16,235,000
Reacquired equity component of senior unsecured convertible notes														18,552,000				21,062,000
Amount purchased from holders																3,000
Senior unsecured convertible notes outstanding																125,585,000				168,086,000
Senior Unsecured Convertible Notes Issued [Abstract]
Convertible Debt Issued Amount															345,000,000				400,000,000		494,403,000
Interest rate on convertible debt issued															4.75%				4.75%		3.00%
Proceeds from issuance of senior unsecured convertible notes															337,517,000				388,943,000		486,084,000
Conversion rate of senior unsecured convertible notes															20.8833				20.0000		19.5064
Conversion price of senior unsecured convertible notes															47.89				50		51.27
Equity component of convertible debt, reacquire		$ 0	$ (9,689,000)	$ 0																	$ 29,925,000
Cash Purchase Price for all or portion of senior unsecured convertible															100.00%				100.00%		100.00%

[1]	(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.

Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments (Textuals) [Abstract]
Hedging losses included in accumulated other comprehensive income	$ 2,016,000
Notional amount of interest rate swap	135,445,000
Number of interest rate swaps	8
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) on interest rate swap recognized in OCI (effective portion)	3,189,000	(10,307,000)	(3,513,000)
Realized Loss [Member] | Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Interest Expense [Member] | Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) reclassified from AOCI into income (effective portion)	1,781,000	(2,244,000)	(971,000)
Other Liabilities [Member]
Fair value of derivative instruments
Cash flow hedge interest rate swaps	$ 2,854,000	$ 482,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments due under operating and capital leases
Operating Leases 2012	$ 6,166
Capital Leases 2012	7,622	[1]
Operating Leases 2013	6,442
Capital Leases 2013	73,003	[1]
Operating Leases 2014	6,502
Capital Leases 2014	660	[1]
Operating Leases 2015	6,016
Capital Leases 2015	8,425	[1]
Operating Leases 2016	6,002
Capital Leases 2016	0	[1]
Operating Leases Thereafter	325,336
Capital Leases Thereafter	0	[1]
Operating Lease Total	356,464
Capital Leases Total	$ 89,710	[1]

[1]	(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $345,815,000 and accumulated depreciation of $7,024,000 recorded in real property.

Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	5
Outstanding letters of credit	$ 5,515,000
Additional financing to complete construction	282,899,000
Total contingent purchase obligations	57,470,000
Operating lease obligations relating to certain ground leases	356,464,000
Rental expense relating to company office space	1,901,000	1,280,000	1,138,000
Aggregate future minimum rentals to be received	29,558,000
Gross assets under capital lease recorded in real property	345,815,000
Outstanding construction financings for leased properties	189,502,000	356,793,000
Accumulated Depreciation assets under capital lease recorded in real property	$ 7,024,000

Stockholder's Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of dividend payments
Dividends declared and paid per common share	$ 2.835	$ 2.74	$ 2.72
Common stock cash dividends	$ 483,746	$ 348,578	$ 311,760
Total dividend paid	544,248	370,223	333,839
Calculation [Abstract]
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax	(2,748)	(633)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(619)	(497)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(8,561)	(9,969)
Accumulated other comprehensive income member	(11,928)	(11,099)
Series D Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.96875	$ 1.96875	$ 1.96875
Preferred stock cash dividends	7,875	7,875	7,875
Series E Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 1.125	$ 1.5
Preferred stock cash dividends	0	94	112
Series F Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.90625	$ 1.90625	$ 1.90625
Preferred stock cash dividends	13,344	13,344	13,344
Series G Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 1.4064	$ 1.875
Preferred stock cash dividends	0	332	748
Series H Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 2.8584	$ 0	$ 0
Preferred stock cash dividends	1,000	0	0
Series I Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.33159	$ 0	$ 0
Preferred stock cash dividends	$ 38,283	$ 0	$ 0

Stockholder's Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of common stock issuances
Dividend reinvestment plan issuances, Shares Issued	2,534,707	1,957,364	1,499,497
Dividend reinvestment plan issuances, Average Price	$ 48.44	$ 43.95	$ 37.22
Dividend reinvestment plan issuances, Gross Proceeds	122,794,000	86,034,000	55,818,000
Dividend reinvestment plan issuances, Net Proceeds	121,846,000	86,034,000	55,818,000
Equity shelf program issuances, Shares Issued	848,620	431,082	1,952,600
Equity shelf program issuances, Average Price	50.53	44.94	40.69
Equity shelf program issuances, Gross Proceeds	42,888,000	19,371,000	79,447,000
Equity shelf program issuances, Net Proceeds	41,982,000	19,013,000	77,605,000
Option exercises, Shares	232,081	129,054	96,166
Option exercises, Average Price	37.17	31.17	38.23
Option exercises, Gross Proceeds	8,628,000	4,022,000	3,676,000
Option exercises, Net Proceeds	8,628,000	4,022,000	3,676,000
Issuance of Common Stock, Shares	45,015,408	23,217,500	18,565,133
Gross Proceeds From Issuance Of Common Stock	2,222,748,000	1,033,452,000	724,973,000
Net proceeds from the issuance of common stock	2,137,594,000	995,438,000	704,533,000
February 2009 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued			5,816,870
Public issuance, Average Price			36.85
Public issuance, Gross Proceeds			214,352,000
Public issuance, Net Proceeds			210,880,000
September 2009 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued			9,200,000
Public issuance, Average Price			40.4
Public issuance, Gross Proceeds			371,680,000
Public issuance, Net Proceeds			356,554,000
September 2010 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued		9,200,000
Public issuance, Average Price		45.75
Public issuance, Gross Proceeds		420,900,000
Public issuance, Net Proceeds		403,921,000
December 2010 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued		11,500,000
Public issuance, Average Price		43.75
Public issuance, Gross Proceeds		503,125,000
Public issuance, Net Proceeds		482,448,000
March 2011 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued	28,750,000
Public issuance, Average Price	49.25
Public issuance, Gross Proceeds	1,415,938,000
Public issuance, Net Proceeds	1,358,543,000
November 2011 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued	12,650,000
Public issuance, Average Price	50
Public issuance, Gross Proceeds	632,500,000
Public issuance, Net Proceeds	$ 606,595,000

Stockholder's Equity (Details 2)	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	25,724,854	11,349,854
Outstanding shares	25,724,854	11,349,854
Common Stock, $1.00 par value:
Authorized shares	400,000,000	225,000,000
Issued shares	192,604,918	147,381,191
Outstanding shares	192,275,248	147,097,381

Stockholder's Equity (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of accumulated other comprehensive income/(loss)
Unrecognized gains (losses) on cash flow hedges	$ (8,561)	$ (9,969)
Unrecognized gains (losses) on equity investments	(619)	(497)
Unrecognized actuarial gains (losses)	2,748	633
Totals	$ (11,928)	$ (11,099)

Stockholder's Equity (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of comprehensive income/(loss)
Unrecognized losses on cash flow hedges	$ 1,408	$ (8,063)	$ (2,542)
Unrecognized gains (losses) on equity investments	(122)	54	487
Unrecognized actuarial gains (losses)	(2,115)	(199)	277
Total other comprehensive income	(829)	(8,208)	(1,778)
Net income attributable to controlling interests	217,610	128,527	193,269
Comprehensive income attributable to controlling interests	216,781	120,319	191,491
Net and comprehensive income attributable to noncontrolling interests	(4,894)	357	(342)
Total comprehensive income	$ 211,887	$ 120,676	$ 191,149

Stockholder's Equity (Details Textuals) (USD $)	12 Months Ended						1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Other Equity	Dec. 31, 2010 Other Equity	Dec. 31, 2009 Other Equity	Jul. 31, 2003 Series D Preferred Stock [Member]	Sep. 30, 2010 Series E Preferred Stock [Member]	Sep. 30, 2004 Series F Preferred Stock [Member]	Sep. 30, 2010 Series G Preferred Stock [Member]	Dec. 31, 2009 Series G Preferred Stock [Member]	Dec. 31, 2010 Series H Preferred Stock [Member]	Mar. 31, 2011 Series I Preferred Stock [Member]
Stockholders Equity (Textuals) [Abstract]
Cumulative Convertible Preferred Stock, Converted Into common Stock								74,380		394,200	41,600	349,854
Common stock issued on conversion of preferred stock								56,935		282,078	29,771
Cumulative Convertible Preferred Stock, Outstanding	25,724,854	11,349,854								5,513	399,713
Other equity	$ 1,917,000	$ 1,634,000	$ 1,629,000	$ 1,917,000	$ 1,634,000	$ 1,629,000
Liquidation value per preferred share							$ 25		$ 25			$ 25	$ 50
Preferred stock dividend percentage							7.88%		7.63%			6.00%	6.50%
Shares issued through public offering							4,000,000		7,000,000
Equivalent Number Of Common Stock On Conversion Of Preferred Shares													0.846
Initial conversion Price													$ 59.1
Cumulative convertible perpetual preferred stock issued													14,375,000

Stock Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010 Number	Dec. 31, 2009 Number
Fair value of each option grant estimated on weighted-average assumptions:
Dividend yield(1)	5.74%	6.28%	7.35%
Expected volatility	34.80%	34.08%	29.40%
Risk-free interest rate	2.87%	3.23%	2.33%
Expected life (in years)	7	7	7
Weighted-average fair value(1)	$ 9.6	$ 7.82	$ 4.38

Stock Incentive Plans (Details 1) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock options activity
Stock options shares at beginning of year	1,207	1,062	817
Stock option, Weighted Average Exercise Price Beginning balance	$ 39.45	$ 37.71	$ 38.29
Options granted, number of shares	289	280	366
Option granted, Weighted Average Exercise Price	$ 49.17	$ 43.29	$ 37
Options exercised, number of shares	(232)	(129)	(96)
Option exercised, Weighted Average Exercise Price	36.92	33.58	38.22
Options terminated, number of shares	(12)	(6)	(25)
Option terminated, Weighted Average Exercise Price	43.09	37.82	44.5
Stock options shares at End of year	1,252	1,207	1,062
Stock option, Weighted Average Exercise Price Ending balance	$ 42.12	$ 39.45	$ 37.71
Options exercisable at end of period, Aggregate Intrinsic Value	$ 15,528,000
Options exercisable at end of period, Number of Shares	427	440	388
Options exercisable at end of period Weighted Average Exercise Price	$ 39.45	$ 37.76	$ 35.85
Weighted average fair value of options granted during the period, Weighted Average Exercise Price	$ 9.6	$ 7.82	$ 4.38

Stock Incentive Plans (Details 2) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock Options [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	768
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	$ 6.19
Vested, shares	(219)
Vested, Weighted Average Grant Date Fair Value	6.12
Granted, shares	289
Granted, Weighted Average Grant Date Fair Value	$ 9.6
Terminated, shares	(13)
Terminated, Weighted Average Grant Date Fair Value	$ 6.4
Ending Balance, Non-vested, shares	825
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	7.4
Restricted Stock [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	420
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	41.09
Vested, shares	(148)
Vested, Weighted Average Grant Date Fair Value	41.9
Granted, shares	245
Granted, Weighted Average Grant Date Fair Value	$ 49.2
Terminated, shares	(9)
Terminated, Weighted Average Grant Date Fair Value	$ 32.86
Ending Balance, Non-vested, shares	508
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	$ 44.91

Stock Incentive Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Number
Summary of stock options outstanding
Options Outstanding, Number Outstanding	1,252
Options Outstanding, Weighted Average Exercise Price	$ 42.12
Options Outstanding, Weighted Average Remaining Contract Life	6.9
Options Exercisable, Number Exercisable	427
Options Exercisable, Weighted Average Exercise Price	$ 39.45
Options Exercisable,Weighted Average Remaining Contract Life	5.2
Options Outstanding, Aggregate Intrinsic Value	$ 15,528,000
Options Exercisable, Aggregate Intrinsic Value	$ 6,439,000
$20-$30 [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$20-$30
Options Outstanding, Number Outstanding	20
Options Outstanding, Weighted Average Exercise Price	$ 25.82
Options Outstanding, Weighted Average Remaining Contract Life	1
Options Exercisable, Number Exercisable	20
Options Exercisable, Weighted Average Exercise Price	$ 25.82
Options Exercisable,Weighted Average Remaining Contract Life	1
$30-$40 [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$30-$40
Options Outstanding, Number Outstanding	390
Options Outstanding, Weighted Average Exercise Price	$ 36.75
Options Outstanding, Weighted Average Remaining Contract Life	5.9
Options Exercisable, Number Exercisable	179
Options Exercisable, Weighted Average Exercise Price	$ 36.46
Options Exercisable,Weighted Average Remaining Contract Life	4.5
$40+ [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$40+
Options Outstanding, Number Outstanding	842
Options Outstanding, Weighted Average Exercise Price	$ 44.99
Options Outstanding, Weighted Average Remaining Contract Life	7.5
Options Exercisable, Number Exercisable	228
Options Exercisable, Weighted Average Exercise Price	$ 42.96
Options Exercisable,Weighted Average Remaining Contract Life	6.1

Stock Incentive Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Incentive Plans (Textuals) [Abstract]
Aggregate intrinsic value of options exercised under stock incentive plans	$ 2,098,000	$ 1,798,000	$ 737,000
Cash received from option exercises under stock incentive plans	8,628,000	4,022,000	3,676,000
Total Compensation cost	10,786,000	11,823,000	9,633,000
Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member] | Officer [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	five years
2005 Stock Incentive Plan [Member]
Stock Incentive Plans (Textuals) [Abstract]
Number of common stock authorized for Long-Term Incentive Plan	6,200,000
Vesting period	ten years
Stock Options [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	4,419,000
Expected recognized period	4
Vesting period	ten years
Stock Options [Member] | Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member] | Director [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	three years
Restricted Stock [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	$ 14,410,000
Expected recognized period	3

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010		Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Computation of basic and diluted earnings per share
Numerator for basic and diluted earnings per share - net income attributable to common stockholders	$ 27,282	[1]	$ 36,607	[2]	$ 69,847	$ 23,372	$ 39,988	$ (4,563)	[3]	$ 45,646	$ 25,812	$ 157,108	$ 106,882	$ 171,190
Basic												173,741,000	127,656,000	114,207,000
Effect of dilutive securities:
Employee stock options												176,000	125,000	0
Non-vested restricted shares												246,000	420,000	405,000
Convertible senior unsecured notes												238,000	7,000	0
Dilutive potential common shares												660,000	552,000	405,000
Diluted												174,401,000	128,208,000	114,612,000
Basic earnings per share	$ 0.15	[1]	$ 0.21	[2]	$ 0.4	$ 0.15	$ 0.29	$ (0.04)	[3]	$ 0.37	$ 0.21	$ 0.9	$ 0.84	$ 1.5
Diluted earnings per share	$ 0.15	[1]	$ 0.21	[2]	$ 0.39	$ 0.15	$ 0.29	$ (0.04)	[3]	$ 0.37	$ 0.21	$ 0.9	$ 0.83	$ 1.49
Earnings Per Share (Textuals) [Abstract]
Securities Excluded From Computation Of Diluted Earnings Per Share												0	280,000	351,000

[1]	(3) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
[2]	(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
[3]	(4) The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ($28,918,000) and transaction costs ($18,835,000).

Disclosure about Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Assets:
Loans receivable, Carrying Amount	$ 292,507		$ 436,580
Available-for-sale equity investments, Carrying Amount	980		1,103
Available-for-sale equity investments, Fair Value	980		1,103
Cash and cash equivalents, Carrying Amount	163,482		131,570	35,476	23,370
Cash and cash equivalents	163,482		131,570
Financial Liabilities:
Borrowings under unsecured lines of credit arrangements, Carrying Amount	610,000		300,000	140,000
Borrowings under unsecured lines of credit arrangements, Fair Value	610,000		300,000
Senior unsecured notes, Carrying Amount	4,434,107		3,034,949
Senior unsecured notes, Fair Value	4,709,736		3,267,638
Secured debt, Carrying Amount	2,112,649		1,125,906
Secured debt, Fair Value	2,297,278		1,178,081
Interest rate swap agreements, Carrying Amount	(2,854)	[1]	482
Interest rate swap agreements, Fair Value	2,854		482
Mortgage Loans [Member]
Financial Assets:
Loans receivable, Carrying Amount	63,934		109,283
Loans receivable, Fair value	64,194		111,255
Other Real Estate Loans Receivable [Member]
Financial Assets:
Loans receivable, Carrying Amount	228,573		327,297
Loans receivable, Fair value	$ 231,308		$ 333,003

[1]	(3) Please see Note 11 for additional information.

Disclosure about Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	$ 980	[1]
Interest rate swap agreements	36,115	[2]
Interest rate swap agreements, Carrying Amount	(2,854)	[3]	482
Totals	34,241
Level 1 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	980	[1]
Interest rate swap agreements	0	[2]
Interest rate swap agreements, Carrying Amount	0	[3]
Totals	980
Level 2 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Interest rate swap agreements	36,115	[2]
Interest rate swap agreements, Carrying Amount	(2,854)	[3]
Totals	33,261
Level 3 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Interest rate swap agreements	0	[2]
Interest rate swap agreements, Carrying Amount	0	[3]
Totals	$ 0

[1]	(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
[2]	(2) Please see Note 5 for additional information.
[3]	(3) Please see Note 11 for additional information.

Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summary of information for reportable segments
Rental Income		$ 890,147		$ 536,272		$ 453,022
Resident fees and services		456,085		51,006		0
Interest income		41,070		40,855		40,885
Other income		11,295		7,245		7,788
Total Revenues		1,398,597		635,378		501,695
Property Operating Expenses		(379,476)		(79,294)		(42,501)
Net Operating Income from continuing operations		1,019,121	[1]	556,084	[1]	459,194	[1]
Interest Expense		(313,954)		(146,811)		(92,590)
General and administrative		77,201		54,626		49,691
Transaction costs	(18,835)	70,224		46,660		0
Real Estate Depreciation/Amortization		(412,531)		(181,048)		(134,771)
Loss (gain) on extinguishment of debt		979		(34,171)		(25,107)
Provision for loan losses	(28,918)	2,010		29,684		23,261
Income from continuing operations before income taxes and income from unconsolidated entities		144,180		63,084		133,774
Total assets		14,924,606		9,451,734
Medical Facilities [Member]
Summary of information for reportable segments
Rental Income		300,095	[2]	210,484	[2]	165,965	[2]
Resident fees and services		0	[2]	0	[2]	0	[2]
Interest income		7,002	[2]	4,679	[2]	4,940	[2]
Other income		3,985	[2]	985	[2]	1,309	[2]
Total Revenues		311,082	[2]	216,148	[2]	172,214	[2]
Property Operating Expenses		(65,334)	[2]	(46,673)	[2]	(42,501)	[2]
Net Operating Income from continuing operations		245,748	[1]	169,475	[1],[2]	129,713	[1],[2]
Interest Expense		(29,931)	[2]	(22,593)	[2]	(17,411)	[2]
General and administrative		0	[2]	0	[2]	0	[2]
Transaction costs		(5,903)	[2]	(5,112)	[2]
Real Estate Depreciation/Amortization		(104,589)	[2]	(72,896)	[2]	(57,941)	[2]
Loss (gain) on extinguishment of debt		0	[2]	(1,308)	[2]	(3,781)	[2]
Provision for loan losses		(2,010)	[2]	0	[2]	0	[2]
Income from continuing operations before income taxes and income from unconsolidated entities		103,315	[2]	67,566	[2]	50,580	[2]
Total assets		3,795,940	[2]	3,389,441	[2]
Non-segment/Corporate [Member]
Summary of information for reportable segments
Rental Income		0		0		0
Resident fees and services		0		0		0
Interest income		0		0		0
Other income		690		2,874		1,170
Total Revenues		690		2,874		1,170
Property Operating Expenses		0		0		0
Net Operating Income from continuing operations		690	[1]	2,874	[1]	1,170	[1]
Interest Expense		(228,884)		(113,129)		(76,566)
General and administrative		(77,201)		(54,626)		(49,691)
Transaction costs		0		0
Real Estate Depreciation/Amortization		0		0		0
Loss (gain) on extinguishment of debt		0		(25,072)		(19,269)
Provision for loan losses		0		0		0
Income from continuing operations before income taxes and income from unconsolidated entities		(305,395)		(189,953)		(144,356)
Total assets		263,475		224,981
Senior Housing Facilities Operating [Member]
Summary of information for reportable segments
Rental Income		0		0		0
Resident fees and services		456,085		51,006		0
Interest income		0		0		0
Other income		0		0		0
Total Revenues		456,085		51,006		0
Property Operating Expenses		(314,142)		(32,621)		0
Net Operating Income from continuing operations		141,943	[1]	18,385	[1]	0	[1]
Interest Expense		(46,342)		(7,794)		0
General and administrative		0		0		0
Transaction costs		(36,328)		(20,936)
Real Estate Depreciation/Amortization		(138,192)		(15,504)		0
Loss (gain) on extinguishment of debt		979		0		0
Provision for loan losses		0		0		0
Income from continuing operations before income taxes and income from unconsolidated entities		(77,940)		(25,849)		0
Total assets		3,041,238		1,080,416
Senior Housing Facilities Triple Net [Member]
Summary of information for reportable segments
Rental Income		590,052		325,788		287,057
Resident fees and services		0		0		0
Interest income		34,068		36,176		35,945
Other income		6,620		3,386		5,309
Total Revenues		630,740		365,350		328,311
Property Operating Expenses		0		0		0
Net Operating Income from continuing operations		630,740	[1]	365,350	[1]	328,311	[1]
Interest Expense		(8,797)		(3,295)		1,387
General and administrative		0		0		0
Transaction costs		(27,993)		(20,612)
Real Estate Depreciation/Amortization		(169,750)		(92,648)		(76,830)
Loss (gain) on extinguishment of debt		0		(7,791)		(2,057)
Provision for loan losses		0		(29,684)		(23,261)
Income from continuing operations before income taxes and income from unconsolidated entities		424,200		211,320		227,550
Total assets		$ 7,823,953		$ 4,756,896

[1]	Net operating income from continuing operations (���NOI���) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.
[2]	Excludes income and expense amounts related to our properties held in unconsolidated entities. Please see Note 7 for additional information

Income Taxes and Distributions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010	Dec. 31, 2009
Per Share
Ordinary income	$ 1.1472	$ 0.7774	$ 1.9865
Return of capital	$ 1.4227	$ 1.7408	$ 0.4864
Long- term capital gain	$ 0.1059	$ 0.019	$ 0
1250 gains	$ 0.1592	$ 0.2028	$ 0.2471
Totals	$ 2.835	$ 2.74	$ 2.72
Income Taxes and Distributions (Textuals) [Abstract]
Percentage of taxable income to be distributed to stockholders for federal tax purposes	90.00%
Percentage of capital gains on taxable income distributed to stockholders	100.00%
Percentage of federal excise tax on real estate investment trusts that do not distribute income	4.00%
Carryforwards expiration date	from 2012 through 2031
Unrecognized Tax Benefits	$ 6,098,000
Expensed tax interest and penalties	582,000
Accrued tax interest and penalties	2,738,000
Liability for Uncertain Tax Positions	149,000
Investments structured under RIDEA	5
Tax Valuation Allowance	10,306,000
Domestic Country [Member]
Additional Income Taxes and Distributions (Textuals) [Abstract]
Tax losses available for carryforward	7,400,000
State and Local Jurisdiction [Member]
Additional Income Taxes and Distributions (Textuals) [Abstract]
Tax losses available for carryforward	$ 14,240,000

Retirement Arrangement (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of benefit obligation:
Obligation at January 1	$ 4,066,000	$ 3,287,000
Service cost	489,000	413,000
Interest cost	112,000	115,000
Actuarial (gain) loss	2,303,000	251,000
Benefit payments	0	0
Curtailments	0	0
Settlements	(1,347,000)	0
Obligation at December 31	5,623,000	4,066,000	3,287,000
Funded status:
Funded status at December 31	5,623,000	4,066,000
Unrecognized (gain)/loss	0	0
Prepaid/(accrued) benefit cost	(5,623,000)	(4,066,000)
Components of net periodic benefit costs
Service cost	489,000	413,000
Interest cost	112,000	115,000
Curtailment income	0	0
Net actuarial (gain) loss	(50,000)	(52,000)
Net periodic benefit cost	651,000	580,000
Accumulated benefit in excess of plan assets
Projected benefit obligation	5,623,000	4,066,000
Accumulated benefit obligation	3,307,000	2,938,000
Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost for SERP
Discount rate benefit obligations	2.75%	3.50%
Rate of compensation increase benefit obligations	4.50%	4.50%
Discount rate net periodic benefit cost	3.50%	3.50%
Rate of compensation increase net periodic benefit cost	4.50%	4.50%
Retirement Arrangements (Textuals) [Abstract]
Defined Contribution Plan Contributions By Employer	1,558,000	1,341,000	1,201,000
Expected benefit payments under SERP after succeeding five fiscal years	2,375,000
Expected Benefit Payments Under SERP Thereafter	3,560,000
Accrued liability for SERP	$ 5,623,000	$ 4,066,000	$ 3,287,000

Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted																	$ 1,398,597	$ 635,378	$ 501,695
Net income (loss) attributable to common stockholders	27,282	[1]	36,607	[2]	69,847		23,372		39,988		(4,563)	[3]	45,646		25,812		157,108	106,882	171,190
Net income (loss) attributable to common stockholders per share:
Basic	$ 0.15	[1]	$ 0.21	[2]	$ 0.4		$ 0.15		$ 0.29		$ (0.04)	[3]	$ 0.37		$ 0.21		$ 0.9	$ 0.84	$ 1.5
Diluted	$ 0.15	[1]	$ 0.21	[2]	$ 0.39		$ 0.15		$ 0.29		$ (0.04)	[3]	$ 0.37		$ 0.21		$ 0.9	$ 0.83	$ 1.49
Quarterly Results of Operations (Textuals) [Abstract]
Decreases in net income and amounts per share are primarily attributable to Provisions for loan losses			(28,918)														2,010	29,684	23,261
Decreases in net income and amounts per share are primarily attributable to transaction costs			(18,835)														70,224	46,660	0
Decreases in net income amounts and per share attributable to gains on sales of real estate			185		30,224
Scenario, Previously Reported [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	407,391		384,786	[2]	381,059		255,477		202,456		176,146		163,131		152,759
Scenario, Adjustment [Member]
Summary of Unaudited Quarterly Results of Operations
Discontinued operations	(5,724)		(7,432)	[2]	(7,240)		(9,720)		(11,596)		(14,368)		(16,390)		(16,760)
Scenario, Actual [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	$ 401,667	[4]	$ 377,354	[2],[4]	$ 373,819	[4]	$ 245,757	[4]	$ 190,860	[4]	$ 161,778	[3],[4]	$ 146,741	[4]	$ 135,999	[4]

[1]	(3) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
[2]	(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
[3]	(4) The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ($28,918,000) and transaction costs ($18,835,000).
[4]	(1) We have reclassified the income attributable to the properties sold prior to or held for sale at March 31, 2012 to discontinued operations. See Note 5.

Subsequent Events (Details) (Chartwell Partnership [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012 properties
Chartwell Partnership [Member]
Subsequent Events (Textuals) [Abstract]
Percentage of partnership owned		50.00%
Company investment in transaction	$ 503,000,000
Number Of Properties With Controlling Interest Of Company		39
Number of properties in portfolio		42
Percentage Of Assets Owned by Minority		50.00%
Total investment price	925,000,000

Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	$ 2,095,504
Initial Cost of Land	1,095,065
Initial Cost of Buildings & Improvements	13,190,113
Cost Capitalized Subsequent to Acquisition	523,034
Carrying Amount of Land	1,116,756
Carrying Amount of Buildings and Improvements	13,691,448
Accumulated Depreciation	1,194,476
Construction in Progress [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	189,502
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	189,502
Accumulated Depreciation	0
Eden, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	4,877
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	4,877
Accumulated Depreciation	1,156
Year Acquired	2003
Year Built	1998
El Paso, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	539
Initial Cost of Buildings & Improvements	8,961
Cost Capitalized Subsequent to Acquisition	232
Carrying Amount of Land	539
Carrying Amount of Buildings and Improvements	9,193
Accumulated Depreciation	1,725
Year Acquired	2005
Year Built	1970
El Paso, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	642
Initial Cost of Buildings & Improvements	3,958
Cost Capitalized Subsequent to Acquisition	1,100
Carrying Amount of Land	642
Carrying Amount of Buildings and Improvements	5,058
Accumulated Depreciation	998
Year Acquired	2005
Year Built	1969
Elizabeth City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,760
Cost Capitalized Subsequent to Acquisition	2,011
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,771
Accumulated Depreciation	1,480
Year Acquired	1998
Year Built	1999
Elizabethton, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,604
Cost Capitalized Subsequent to Acquisition	336
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,940
Accumulated Depreciation	1,514
Year Acquired	2001
Year Built	1980
Englishtown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	12,520
Cost Capitalized Subsequent to Acquisition	41
Carrying Amount of Land	694
Carrying Amount of Buildings and Improvements	12,557
Accumulated Depreciation	333
Year Acquired	2010
Year Built	1997
Erin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	134
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	8,194
Accumulated Depreciation	2,347
Year Acquired	2001
Year Built	1981
Eugene, OR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	5,316
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,316
Accumulated Depreciation	2,207
Year Acquired	1998
Year Built	1972
Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	5,476
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	5,476
Accumulated Depreciation	1,906
Year Acquired	1999
Year Built	1999
Fairfield, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	14,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	14,040
Accumulated Depreciation	3,911
Year Acquired	2002
Year Built	1998
Fairhaven, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	770
Initial Cost of Buildings & Improvements	6,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	770
Carrying Amount of Buildings and Improvements	6,230
Accumulated Depreciation	1,282
Year Acquired	2004
Year Built	1999
Fall River, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	5,829
Cost Capitalized Subsequent to Acquisition	4,856
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	10,685
Accumulated Depreciation	3,699
Year Acquired	1996
Year Built	1973
Fayetteville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,962
Cost Capitalized Subsequent to Acquisition	500
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,462
Accumulated Depreciation	1,193
Year Acquired	2001
Year Built	1997
Findlay, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	1,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	1,800
Accumulated Depreciation	720
Year Acquired	1997
Year Built	1997
Fishers, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	14,500
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	14,500
Accumulated Depreciation	682
Year Acquired	2010
Year Built	2000
Florence, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,978
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,978
Accumulated Depreciation	810
Year Acquired	2002
Year Built	1999
Forest City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,497
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,497
Accumulated Depreciation	1,076
Year Acquired	2003
Year Built	1999
Fork Union, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	2,490
Cost Capitalized Subsequent to Acquisition	60
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	2,550
Accumulated Depreciation	245
Year Acquired	2008
Year Built	1990
Fort Pierce, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	3,560
Cost Capitalized Subsequent to Acquisition	211
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	3,771
Accumulated Depreciation	711
Year Acquired	2005
Year Built	1973
Fredericksburg, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,000
Initial Cost of Buildings & Improvements	20,000
Cost Capitalized Subsequent to Acquisition	1,119
Carrying Amount of Land	1,000
Carrying Amount of Buildings and Improvements	21,119
Accumulated Depreciation	3,579
Year Acquired	2005
Year Built	1999
Gastonia, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	6,129
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	6,129
Accumulated Depreciation	1,419
Year Acquired	2003
Year Built	1998
Gastonia, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,096
Cost Capitalized Subsequent to Acquisition	22
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,118
Accumulated Depreciation	772
Year Acquired	2003
Year Built	1994
Gastonia, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	5,029
Cost Capitalized Subsequent to Acquisition	120
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	5,149
Accumulated Depreciation	1,199
Year Acquired	2003
Year Built	1996
Georgetown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,100
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	2,100
Accumulated Depreciation	826
Year Acquired	1997
Year Built	1997
Goochland, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	3,697
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	3,697
Accumulated Depreciation	354
Year Acquired	2008
Year Built	1991
Goshen, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	6,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	6,120
Accumulated Depreciation	1,059
Year Acquired	2005
Year Built	2006
Graceville, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	13,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	13,000
Accumulated Depreciation	1,939
Year Acquired	2006
Year Built	1980
Grand Ledge, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,356
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	16,286
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	16,286
Accumulated Depreciation	454
Year Acquired	2010
Year Built	1999
Grand Prairie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	574
Initial Cost of Buildings & Improvements	3,426
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	574
Carrying Amount of Buildings and Improvements	3,426
Accumulated Depreciation	790
Year Acquired	2005
Year Built	1982
Granger, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,670
Initial Cost of Buildings & Improvements	21,280
Cost Capitalized Subsequent to Acquisition	1,127
Carrying Amount of Land	1,670
Carrying Amount of Buildings and Improvements	22,407
Accumulated Depreciation	710
Year Acquired	2010
Year Built	2009
Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	409
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	8,699
Accumulated Depreciation	1,868
Year Acquired	2004
Year Built	1979
Greenfield, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,626
Cost Capitalized Subsequent to Acquisition	328
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,954
Accumulated Depreciation	807
Year Acquired	2006
Year Built	2006
Greensboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,970
Cost Capitalized Subsequent to Acquisition	554
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	853
Year Acquired	2003
Year Built	1996
Greensboro, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	5,507
Cost Capitalized Subsequent to Acquisition	1,013
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	6,520
Accumulated Depreciation	1,565
Year Acquired	2003
Year Built	1997
Greenville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	4,393
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	4,561
Accumulated Depreciation	1,048
Year Acquired	2003
Year Built	1998
Greenville, SC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,750
Accumulated Depreciation	1,013
Year Acquired	2004
Year Built	1997
Greenville, SC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,400
Initial Cost of Buildings & Improvements	100,523
Cost Capitalized Subsequent to Acquisition	1,007
Carrying Amount of Land	5,400
Carrying Amount of Buildings and Improvements	101,530
Accumulated Depreciation	5,372
Year Acquired	2006
Year Built	2009
Greenwood, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	22,770
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	22,770
Accumulated Depreciation	746
Year Acquired	2010
Year Built	2007
Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470
Initial Cost of Buildings & Improvements	4,530
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,470
Carrying Amount of Buildings and Improvements	4,530
Accumulated Depreciation	1,475
Year Acquired	2002
Year Built	1998
Hamilton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	4,469
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	4,469
Accumulated Depreciation	1,209
Year Acquired	2001
Year Built	1998
Hanover, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	4,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	4,430
Accumulated Depreciation	978
Year Acquired	2004
Year Built	2000
Harleysville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	11,355
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	11,355
Accumulated Depreciation	785
Year Acquired	2008
Year Built	2009
Harriman, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	158
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	8,218
Accumulated Depreciation	2,507
Year Acquired	2001
Year Built	1972
Hattiesburg, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,100
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	15,518
Cost Capitalized Subsequent to Acquisition	35
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	15,553
Accumulated Depreciation	409
Year Acquired	2010
Year Built	2009
Haverford, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	33,993
Cost Capitalized Subsequent to Acquisition	85
Carrying Amount of Land	1,880
Carrying Amount of Buildings and Improvements	34,078
Accumulated Depreciation	871
Year Acquired	2010
Year Built	2000
Hemet, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	3,405
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	3,405
Accumulated Depreciation	413
Year Acquired	2007
Year Built	1996
Henderson, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	9,220
Cost Capitalized Subsequent to Acquisition	65
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	9,285
Accumulated Depreciation	3,161
Year Acquired	1998
Year Built	1998
Henderson, NV 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	4,360
Cost Capitalized Subsequent to Acquisition	41
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	4,401
Accumulated Depreciation	1,326
Year Acquired	1999
Year Built	2000
Hickory, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	987
Cost Capitalized Subsequent to Acquisition	232
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	1,219
Accumulated Depreciation	395
Year Acquired	2003
Year Built	1994
High Point, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,443
Cost Capitalized Subsequent to Acquisition	793
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	5,236
Accumulated Depreciation	1,242
Year Acquired	2003
Year Built	2000
High Point, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	410
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,595
Accumulated Depreciation	659
Year Acquired	2003
Year Built	1999
High Point, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	3,395
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,423
Accumulated Depreciation	819
Year Acquired	2003
Year Built	1994
High Point, NC 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	4,143
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	4,143
Accumulated Depreciation	982
Year Acquired	2003
Year Built	1998
Englewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	4,514
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	4,514
Accumulated Depreciation	104
Year Acquired	2011
Year Built	1966
Fair Lawn, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,420
Initial Cost of Buildings & Improvements	24,504
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,420
Carrying Amount of Buildings and Improvements	24,504
Accumulated Depreciation	511
Year Acquired	2011
Year Built	1962
Fanwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	55,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	55,175
Accumulated Depreciation	477
Year Acquired	2011
Year Built	2004
Flourtown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	14,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	14,830
Accumulated Depreciation	316
Year Acquired	2011
Year Built	1986
Follansbee, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	27,670
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	27,670
Accumulated Depreciation	561
Year Acquired	2011
Year Built	1998
Fort Ashby, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	19,566
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	19,566
Accumulated Depreciation	389
Year Acquired	2011
Year Built	1989
Franconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	11,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	11,320
Accumulated Depreciation	235
Year Acquired	2011
Year Built	1991
Franklin, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	15,210
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	15,210
Accumulated Depreciation	313
Year Acquired	2011
Year Built	1990
Gardner, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	10,210
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	10,210
Accumulated Depreciation	222
Year Acquired	2011
Year Built	1991
Gettysburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	8,913
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	8,913
Accumulated Depreciation	204
Year Acquired	2011
Year Built	1987
Glastonbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,950
Initial Cost of Buildings & Improvements	9,532
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,950
Carrying Amount of Buildings and Improvements	9,532
Accumulated Depreciation	220
Year Acquired	2011
Year Built	1966
Glen Mills, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	9,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	9,110
Accumulated Depreciation	200
Year Acquired	2011
Year Built	1993
Glenside, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,940
Initial Cost of Buildings & Improvements	16,867
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,940
Carrying Amount of Buildings and Improvements	16,867
Accumulated Depreciation	357
Year Acquired	2011
Year Built	1979
Grafton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	18,824
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	18,824
Accumulated Depreciation	376
Year Acquired	2011
Year Built	1989
Granbury, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,500
Initial Cost of Land	2,040
Initial Cost of Buildings & Improvements	30,670
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,040
Carrying Amount of Buildings and Improvements	30,670
Accumulated Depreciation	548
Year Acquired	2011
Year Built	2009
Groton, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,430
Initial Cost of Buildings & Improvements	19,941
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,430
Carrying Amount of Buildings and Improvements	19,941
Accumulated Depreciation	450
Year Acquired	2011
Year Built	1975
Haddonfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	2,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	2,320
Accumulated Depreciation	12
Year Acquired	2011
Year Built	1953
Hamburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	10,543
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	10,543
Accumulated Depreciation	250
Year Acquired	2011
Year Built	1995
Hatboro, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	28,112
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	28,112
Accumulated Depreciation	566
Year Acquired	2011
Year Built	1996
Hermitage, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	9,856
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	9,856
Accumulated Depreciation	150
Year Acquired	2011
Year Built	2006
Fall River, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	34,715
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	34,715
Accumulated Depreciation	710
Year Acquired	2011
Year Built	1993
Fredericksburg, VA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	28,611
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	28,611
Accumulated Depreciation	575
Year Acquired	2011
Year Built	1977
Assets Held-for-sale [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,187
Initial Cost of Land	3,018
Initial Cost of Buildings & Improvements	33,097
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,018
Carrying Amount of Buildings and Improvements	33,097
Accumulated Depreciation	0
Assets Held-for-sale [Member] | Austell, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,223
Initial Cost of Buildings & Improvements	5,582
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,223
Carrying Amount of Buildings and Improvements	5,582
Accumulated Depreciation	0
Year Acquired	2006
Year Built	1999
Assets Held-for-sale [Member] | Boynton Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,187
Initial Cost of Land	214
Initial Cost of Buildings & Improvements	5,611
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	214
Carrying Amount of Buildings and Improvements	5,611
Accumulated Depreciation	0
Year Acquired	2007
Year Built	2004
Assets Held-for-sale [Member] | Chicago, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	1,250
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,250
Accumulated Depreciation	0
Year Acquired	2002
Year Built	1979
Assets Held-for-sale [Member] | Norwalk, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	2,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	2,640
Accumulated Depreciation	0
Year Acquired	2004
Year Built	1998
Assets Held-for-sale [Member] | Okatie, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	171
Initial Cost of Buildings & Improvements	8,736
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	171
Carrying Amount of Buildings and Improvements	8,736
Accumulated Depreciation	0
Year Acquired	2007
Year Built	1998
Assets Held-for-sale [Member] | Tempe, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,277
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,277
Accumulated Depreciation	0
Year Acquired	2007
Year Built	1971
Seniors Housing Triple-net [Member] | Aboite Twp, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	19,930
Cost Capitalized Subsequent to Acquisition	835
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	20,765
Accumulated Depreciation	668
Year Acquired	2010
Year Built	2008
Seniors Housing Triple-net [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,112
Cost Capitalized Subsequent to Acquisition	2,134
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	18,246
Accumulated Depreciation	4,690
Year Acquired	2002
Year Built	1993
Seniors Housing Triple-net [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	8,219
Cost Capitalized Subsequent to Acquisition	491
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	8,710
Accumulated Depreciation	1,559
Year Acquired	2005
Year Built	1961
Seniors Housing Triple-net [Member] | Akron, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	7,535
Cost Capitalized Subsequent to Acquisition	184
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	7,719
Accumulated Depreciation	1,195
Year Acquired	2006
Year Built	1915
Seniors Housing Triple-net [Member] | Alexandria, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	7,820
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	7,820
Accumulated Depreciation	688
Year Acquired	2008
Year Built	1955
Seniors Housing Triple-net [Member] | Alliance, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,482
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	7,723
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	7,830
Accumulated Depreciation	1,311
Year Acquired	2006
Year Built	1982
Seniors Housing Triple-net [Member] | Amarillo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	7,260
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	7,260
Accumulated Depreciation	1,383
Year Acquired	2005
Year Built	1986
Seniors Housing Triple-net [Member] | Amelia Island, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,290
Initial Cost of Buildings & Improvements	24,310
Cost Capitalized Subsequent to Acquisition	19,131
Carrying Amount of Land	3,290
Carrying Amount of Buildings and Improvements	43,441
Accumulated Depreciation	5,335
Year Acquired	2005
Year Built	1998
Seniors Housing Triple-net [Member] | Ames, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	8,871
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	8,870
Accumulated Depreciation	400
Year Acquired	2010
Year Built	1999
Seniors Housing Triple-net [Member] | Anderson, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710
Initial Cost of Buildings & Improvements	6,290
Cost Capitalized Subsequent to Acquisition	419
Carrying Amount of Land	710
Carrying Amount of Buildings and Improvements	6,709
Accumulated Depreciation	1,675
Year Acquired	2003
Year Built	1986
Seniors Housing Triple-net [Member] | Asheboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,032
Cost Capitalized Subsequent to Acquisition	165
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,197
Accumulated Depreciation	1,194
Year Acquired	2003
Year Built	1998
Seniors Housing Triple-net [Member] | Asheville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	3,489
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	3,489
Accumulated Depreciation	1,295
Year Acquired	1999
Year Built	1999
Seniors Housing Triple-net [Member] | Asheville, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	1,955
Cost Capitalized Subsequent to Acquisition	351
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	2,306
Accumulated Depreciation	596
Year Acquired	2003
Year Built	1992
Seniors Housing Triple-net [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460
Initial Cost of Buildings & Improvements	5,540
Cost Capitalized Subsequent to Acquisition	190
Carrying Amount of Land	460
Carrying Amount of Buildings and Improvements	5,730
Accumulated Depreciation	1,156
Year Acquired	2005
Year Built	1972
Seniors Housing Triple-net [Member] | Auburndale, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	5,950
Cost Capitalized Subsequent to Acquisition	304
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	6,254
Accumulated Depreciation	1,179
Year Acquired	2005
Year Built	1983
Seniors Housing Triple-net [Member] | Aurora, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,600
Initial Cost of Buildings & Improvements	5,906
Cost Capitalized Subsequent to Acquisition	7,915
Carrying Amount of Land	2,600
Carrying Amount of Buildings and Improvements	13,821
Accumulated Depreciation	2,341
Year Acquired	2006
Year Built	2006
Seniors Housing Triple-net [Member] | Aurora, CO 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,440
Initial Cost of Buildings & Improvements	28,172
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,440
Carrying Amount of Buildings and Improvements	28,172
Accumulated Depreciation	3,263
Year Acquired	2006
Year Built	2008
Seniors Housing Triple-net [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,052
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	18,970
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	18,970
Accumulated Depreciation	2,421
Year Acquired	2007
Year Built	2006
Seniors Housing Triple-net [Member] | Avon, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	14,470
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	14,470
Accumulated Depreciation	681
Year Acquired	2010
Year Built	2004
Seniors Housing Triple-net [Member] | Baltic, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,672
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	8,709
Cost Capitalized Subsequent to Acquisition	189
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	8,898
Accumulated Depreciation	1,460
Year Acquired	2006 1983
Seniors Housing Triple-net [Member] | Bartlesville, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	602
Year Acquired	1996 1995
Seniors Housing Triple-net [Member] | Baytown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,428
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	6,150
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	6,150
Accumulated Depreciation	1,700
Year Acquired	2002 2000
Seniors Housing Triple-net [Member] | Baytown, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	11,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	11,110
Accumulated Depreciation	682
Year Acquired	2009 2008
Seniors Housing Triple-net [Member] | Beachwood, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	23,478
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	23,478
Accumulated Depreciation	6,529
Year Acquired	2001 1990
Seniors Housing Triple-net [Member] | Beattyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	6,900
Accumulated Depreciation	1,274
Year Acquired	2005 1972
Seniors Housing Triple-net [Member] | Bellevue, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	18,260
Cost Capitalized Subsequent to Acquisition	571
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	18,831
Accumulated Depreciation	2,706
Year Acquired	2006 2004
Seniors Housing Triple-net [Member] | Bethel Park, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	16,007
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	16,007
Accumulated Depreciation	1,213
Year Acquired	2007 2009
Seniors Housing Triple-net [Member] | Boise, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	5,401
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	5,401
Accumulated Depreciation	2,345
Year Acquired	1998 1966
Seniors Housing Triple-net [Member] | Boonville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	5,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	5,510
Accumulated Depreciation	1,499
Year Acquired	2002 2000
Seniors Housing Triple-net [Member] | Boynton Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	8,112
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	8,112
Accumulated Depreciation	1,734
Year Acquired	2004 1999
Seniors Housing Triple-net [Member] | Bradenton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	252
Initial Cost of Buildings & Improvements	3,298
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	252
Carrying Amount of Buildings and Improvements	3,298
Accumulated Depreciation	1,455
Year Acquired	1996 1995
Seniors Housing Triple-net [Member] | Braintree, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	7,157
Cost Capitalized Subsequent to Acquisition	1,290
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,447
Accumulated Depreciation	6,421
Year Acquired	1997 1968
Seniors Housing Triple-net [Member] | Brandon, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,220
Initial Cost of Buildings & Improvements	10,241
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,220
Carrying Amount of Buildings and Improvements	10,241
Accumulated Depreciation	327
Year Acquired	2010 1999
Seniors Housing Triple-net [Member] | Bremerton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	2,210
Cost Capitalized Subsequent to Acquisition	144
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	2,354
Accumulated Depreciation	303
Year Acquired	2006 1999
Seniors Housing Triple-net [Member] | Bremerton, WA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	10,420
Cost Capitalized Subsequent to Acquisition	150
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	10,570
Accumulated Depreciation	323
Year Acquired	2010 1984
Seniors Housing Triple-net [Member] | Brick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290
Initial Cost of Buildings & Improvements	25,247
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,290
Carrying Amount of Buildings and Improvements	25,247
Accumulated Depreciation	226
Year Acquired	2011 2000
Seniors Housing Triple-net [Member] | Brick, NJ (1) [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170
Initial Cost of Buildings & Improvements	17,372
Cost Capitalized Subsequent to Acquisition	61
Carrying Amount of Land	1,176
Carrying Amount of Buildings and Improvements	17,427
Accumulated Depreciation	451
Year Acquired	2010 1998
Seniors Housing Triple-net [Member] | Bridgewater, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,850
Initial Cost of Buildings & Improvements	3,050
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,850
Carrying Amount of Buildings and Improvements	3,050
Accumulated Depreciation	874
Year Acquired	2004 1970
Seniors Housing Triple-net [Member] | Bridgewater, NJ 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	48,201
Cost Capitalized Subsequent to Acquisition	74
Carrying Amount of Land	1,730
Carrying Amount of Buildings and Improvements	48,275
Accumulated Depreciation	1,235
Year Acquired	2010 1999
Seniors Housing Triple-net [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	3,859
Cost Capitalized Subsequent to Acquisition	2,126
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	5,985
Accumulated Depreciation	1,142
Year Acquired	2005 1982
Seniors Housing Triple-net [Member] | Broadview Heights, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	12,400
Cost Capitalized Subsequent to Acquisition	2,388
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	14,788
Accumulated Depreciation	3,539
Year Acquired	2001 1984
Seniors Housing Triple-net [Member] | Bunnell, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	7,118
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	7,118
Accumulated Depreciation	1,610
Year Acquired	2004
Year Built	1985
Seniors Housing Triple-net [Member] | Burlington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	4,297
Cost Capitalized Subsequent to Acquisition	707
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	5,004
Accumulated Depreciation	1,133
Year Acquired	2003
Year Built	2000
Seniors Housing Triple-net [Member] | Burlington, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460
Initial Cost of Buildings & Improvements	5,467
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	460
Carrying Amount of Buildings and Improvements	5,467
Accumulated Depreciation	1,274
Year Acquired	2003
Year Built	1997
Seniors Housing Triple-net [Member] | Butler, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	90
Initial Cost of Buildings & Improvements	3,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	90
Carrying Amount of Buildings and Improvements	3,510
Accumulated Depreciation	867
Year Acquired	2004
Year Built	1960
Seniors Housing Triple-net [Member] | Butte, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	3,957
Cost Capitalized Subsequent to Acquisition	43
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	4,000
Accumulated Depreciation	1,223
Year Acquired	1998
Year Built	1999
Seniors Housing Triple-net [Member] | Byrdstown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,414
Cost Capitalized Subsequent to Acquisition	132
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,546
Accumulated Depreciation	1,247
Year Acquired	2004
Year Built	1982
Seniors Housing Triple-net [Member] | Canton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	8,201
Cost Capitalized Subsequent to Acquisition	263
Carrying Amount of Land	820
Carrying Amount of Buildings and Improvements	8,464
Accumulated Depreciation	2,495
Year Acquired	2002
Year Built	1993
Seniors Housing Triple-net [Member] | Canton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,098
Accumulated Depreciation	769
Year Acquired	1998
Year Built	1998
Seniors Housing Triple-net [Member] | Cape Coral, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	3,281
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	3,281
Accumulated Depreciation	897
Year Acquired	2002
Year Built	2000
Seniors Housing Triple-net [Member] | Carmel, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,370
Initial Cost of Buildings & Improvements	57,175
Cost Capitalized Subsequent to Acquisition	421
Carrying Amount of Land	2,370
Carrying Amount of Buildings and Improvements	57,596
Accumulated Depreciation	5,271
Year Acquired	2006
Year Built	2007
Seniors Housing Triple-net [Member] | Cary, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	4,350
Cost Capitalized Subsequent to Acquisition	986
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	5,336
Accumulated Depreciation	1,798
Year Acquired	1998
Year Built	1996
Seniors Housing Triple-net [Member] | Chapel Hill, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	354
Initial Cost of Buildings & Improvements	2,646
Cost Capitalized Subsequent to Acquisition	783
Carrying Amount of Land	354
Carrying Amount of Buildings and Improvements	3,429
Accumulated Depreciation	893
Year Acquired	2002
Year Built	1997
Seniors Housing Triple-net [Member] | Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	10,951
Cost Capitalized Subsequent to Acquisition	1,441
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	12,392
Accumulated Depreciation	2,407
Year Acquired	2003
Year Built	1997
Seniors Housing Triple-net [Member] | Chickasha, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	85
Initial Cost of Buildings & Improvements	1,395
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	85
Carrying Amount of Buildings and Improvements	1,395
Accumulated Depreciation	602
Year Acquired	1996
Year Built	1996
Seniors Housing Triple-net [Member] | Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	109,388
Cost Capitalized Subsequent to Acquisition	350
Carrying Amount of Land	2,060
Carrying Amount of Buildings and Improvements	109,738
Accumulated Depreciation	4,195
Year Acquired	2007
Year Built	2010
Seniors Housing Triple-net [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	155
Initial Cost of Buildings & Improvements	1,428
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	155
Carrying Amount of Buildings and Improvements	1,428
Accumulated Depreciation	597
Year Acquired	1996
Year Built	1996
Seniors Housing Triple-net [Member] | Clarksville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,292
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	2,292
Accumulated Depreciation	833
Year Acquired	1998
Year Built	1998
Seniors Housing Triple-net [Member] | Clearwater, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	7,218
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	7,218
Accumulated Depreciation	1,478
Year Acquired	2004
Year Built	1961
Seniors Housing Triple-net [Member] | Clearwater, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	2,740
Cost Capitalized Subsequent to Acquisition	324
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	3,064
Accumulated Depreciation	713
Year Acquired	2005
Year Built	1983
Seniors Housing Triple-net [Member] | Cleburne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	5,369
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	5,369
Accumulated Depreciation	654
Year Acquired	2006
Year Built	2007
Seniors Housing Triple-net [Member] | Cleveland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	5,000
Cost Capitalized Subsequent to Acquisition	122
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	5,122
Accumulated Depreciation	1,531
Year Acquired	2001
Year Built	1987
Seniors Housing Triple-net [Member] | Coeur d' Alene, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	7,878
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	7,878
Accumulated Depreciation	3,047
Year Acquired	1998
Year Built	1996
Seniors Housing Triple-net [Member] | Colorado Springs, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,290
Accumulated Depreciation	1,273
Year Acquired	2005
Year Built	1985
Seniors Housing Triple-net [Member] | Colts Neck, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780
Initial Cost of Buildings & Improvements	14,733
Cost Capitalized Subsequent to Acquisition	99
Carrying Amount of Land	783
Carrying Amount of Buildings and Improvements	14,829
Accumulated Depreciation	388
Year Acquired	2010
Year Built	2002
Seniors Housing Triple-net [Member] | Columbia, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	341
Initial Cost of Buildings & Improvements	2,295
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	341
Carrying Amount of Buildings and Improvements	2,295
Accumulated Depreciation	846
Year Acquired	1999
Year Built	1999
Seniors Housing Triple-net [Member] | Columbia, TN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	3,787
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	3,787
Accumulated Depreciation	1,161
Year Acquired	2003
Year Built	1974
Seniors Housing Triple-net [Member] | Columbia, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	4,860
Cost Capitalized Subsequent to Acquisition	5,709
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	10,569
Accumulated Depreciation	2,086
Year Acquired	2003
Year Built	2000
Seniors Housing Triple-net [Member] | Columbus, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	3,190
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	3,190
Accumulated Depreciation	147
Year Acquired	2010
Year Built	1998
Seniors Housing Triple-net [Member] | Columbus, IN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	6,710
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	6,710
Accumulated Depreciation	1,677
Year Acquired	2002
Year Built	2001
Seniors Housing Triple-net [Member] | Columbus, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	5,170
Cost Capitalized Subsequent to Acquisition	8,300
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	12,930
Accumulated Depreciation	2,170
Year Acquired	2005
Year Built	1968
Seniors Housing Triple-net [Member] | Columbus, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,090
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	5,022
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	5,022
Accumulated Depreciation	923
Year Acquired	2006
Year Built	1983
Seniors Housing Triple-net [Member] | Columbus, OH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	4,931
Cost Capitalized Subsequent to Acquisition	13,620
Carrying Amount of Land	1,860
Carrying Amount of Buildings and Improvements	17,701
Accumulated Depreciation	2,900
Year Acquired	2006
Year Built	1978
Seniors Housing Triple-net [Member] | Concord, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	3,921
Cost Capitalized Subsequent to Acquisition	55
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	3,976
Accumulated Depreciation	1,027
Year Acquired	2003
Year Built	1997
Seniors Housing Triple-net [Member] | Conroe, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	7,771
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	7,771
Accumulated Depreciation	363
Year Acquired	2009
Year Built	2010
Seniors Housing Triple-net [Member] | Corpus Christi, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	307
Initial Cost of Buildings & Improvements	443
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	307
Carrying Amount of Buildings and Improvements	443
Accumulated Depreciation	240
Year Acquired	2005
Year Built	1985
Seniors Housing Triple-net [Member] | Corpus Christi, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	1,916
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	1,916
Accumulated Depreciation	517
Year Acquired	2005
Year Built	1985
Seniors Housing Triple-net [Member] | Dade City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	7,150
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	7,150
Accumulated Depreciation	1,520
Year Acquired	2004
Year Built	1975
Seniors Housing Triple-net [Member] | Danville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,954
Cost Capitalized Subsequent to Acquisition	722
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,676
Accumulated Depreciation	1,104
Year Acquired	2003
Year Built	1998
Seniors Housing Triple-net [Member] | Daytona Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	5,930
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	5,930
Accumulated Depreciation	1,372
Year Acquired	2004
Year Built	1986
Seniors Housing Triple-net [Member] | Daytona Beach, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	5,710
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	5,710
Accumulated Depreciation	1,370
Year Acquired	2004
Year Built	1961
Seniors Housing Triple-net [Member] | DeBary, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	7,460
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	7,460
Accumulated Depreciation	1,578
Year Acquired	2004
Year Built	1965
Seniors Housing Triple-net [Member] | Dedham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	9,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	9,830
Accumulated Depreciation	2,878
Year Acquired	2002
Year Built	1996
Seniors Housing Triple-net [Member] | DeForest, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,350
Cost Capitalized Subsequent to Acquisition	354
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,704
Accumulated Depreciation	690
Year Acquired	2007
Year Built	2006
Seniors Housing Triple-net [Member] | Defuniak Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	10,250
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	10,250
Accumulated Depreciation	1,572
Year Acquired	2006
Year Built	1980
Seniors Housing Triple-net [Member] | DeLand, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	7,080
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	7,080
Accumulated Depreciation	1,511
Year Acquired	2004
Year Built	1967
Seniors Housing Triple-net [Member] | Denton, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	4,010
Cost Capitalized Subsequent to Acquisition	206
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	4,216
Accumulated Depreciation	1,183
Year Acquired	2003
Year Built	1982
Seniors Housing Triple-net [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	8,305
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	8,305
Accumulated Depreciation	21
Year Acquired	2010
Year Built	2011
Seniors Housing Triple-net [Member] | Denver, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,530
Initial Cost of Buildings & Improvements	9,514
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,530
Carrying Amount of Buildings and Improvements	9,514
Accumulated Depreciation	1,684
Year Acquired	2005
Year Built	1986
Seniors Housing Triple-net [Member] | Denver, CO 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,650
Initial Cost of Buildings & Improvements	14,906
Cost Capitalized Subsequent to Acquisition	1,605
Carrying Amount of Land	3,650
Carrying Amount of Buildings and Improvements	16,511
Accumulated Depreciation	2,134
Year Acquired	2006
Year Built	1987
Seniors Housing Triple-net [Member] | Denver, CO 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,076
Initial Cost of Buildings & Improvements	13,594
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,076
Carrying Amount of Buildings and Improvements	13,594
Accumulated Depreciation	784
Year Acquired	2007
Year Built	2009
Seniors Housing Triple-net [Member] | Drescher, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	40,236
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	2,063
Carrying Amount of Buildings and Improvements	40,278
Accumulated Depreciation	1,028
Year Acquired	2010
Year Built	2001
Seniors Housing Triple-net [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,476
Initial Cost of Buildings & Improvements	10,659
Cost Capitalized Subsequent to Acquisition	2,196
Carrying Amount of Land	1,476
Carrying Amount of Buildings and Improvements	12,855
Accumulated Depreciation	7,592
Year Acquired	1997
Year Built	1999
Seniors Housing Triple-net [Member] | East Norriston, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	28,129
Cost Capitalized Subsequent to Acquisition	139
Carrying Amount of Land	1,210
Carrying Amount of Buildings and Improvements	28,258
Accumulated Depreciation	731
Year Acquired	2010
Year Built	1988
Seniors Housing Triple-net [Member] | Easton, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	285
Initial Cost of Buildings & Improvements	6,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	285
Carrying Amount of Buildings and Improvements	6,315
Accumulated Depreciation	3,440
Year Acquired	1993
Year Built	1959
Seniors Housing Triple-net [Member] | Highlands Ranch, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	3,721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	3,721
Accumulated Depreciation	1,027
Year Acquired	2002
Year Built	1999
Seniors Housing Triple-net [Member] | Hilliard, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	6,990
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	6,990
Accumulated Depreciation	2,665
Year Acquired	1999
Year Built	1990
Seniors Housing Triple-net [Member] | Homestead, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,750
Initial Cost of Buildings & Improvements	11,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,750
Carrying Amount of Buildings and Improvements	11,750
Accumulated Depreciation	1,793
Year Acquired	2006
Year Built	1994
Seniors Housing Triple-net [Member] | Hopedale, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130
Initial Cost of Buildings & Improvements	8,170
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	130
Carrying Amount of Buildings and Improvements	8,170
Accumulated Depreciation	1,502
Year Acquired	2005
Year Built	1999
Seniors Housing Triple-net [Member] | Houston, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,050
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	18,715
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	18,715
Accumulated Depreciation	2,139
Year Acquired	2007
Year Built	2006
Seniors Housing Triple-net [Member] | Houston, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,090
Initial Cost of Buildings & Improvements	9,471
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,090
Carrying Amount of Buildings and Improvements	9,471
Accumulated Depreciation	724
Year Acquired	2007
Year Built	2009
Seniors Housing Triple-net [Member] | Houston, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,410
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	5,970
Cost Capitalized Subsequent to Acquisition	750
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	6,720
Accumulated Depreciation	1,793
Year Acquired	2002
Year Built	1995
Seniors Housing Triple-net [Member] | Howell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,528
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	21,703
Cost Capitalized Subsequent to Acquisition	36
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	21,739
Accumulated Depreciation	567
Year Acquired	2010
Year Built	2007
Seniors Housing Triple-net [Member] | Huron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	6,088
Cost Capitalized Subsequent to Acquisition	1,452
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	7,540
Accumulated Depreciation	1,176
Year Acquired	2005
Year Built	1983
Seniors Housing Triple-net [Member] | Hutchinson, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	10,590
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	10,590
Accumulated Depreciation	2,034
Year Acquired	2004
Year Built	1997
Seniors Housing Triple-net [Member] | Indianapolis, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	495
Initial Cost of Buildings & Improvements	6,287
Cost Capitalized Subsequent to Acquisition	22,565
Carrying Amount of Land	495
Carrying Amount of Buildings and Improvements	28,852
Accumulated Depreciation	4,486
Year Acquired	2006
Year Built	1981
Seniors Housing Triple-net [Member] | Indianapolis, IN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	255
Initial Cost of Buildings & Improvements	2,473
Cost Capitalized Subsequent to Acquisition	12,123
Carrying Amount of Land	255
Carrying Amount of Buildings and Improvements	14,596
Accumulated Depreciation	2,079
Year Acquired	2006
Year Built	1981
Seniors Housing Triple-net [Member] | Jamestown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	6,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,707
Accumulated Depreciation	3,465
Year Acquired	2004
Year Built	1966
Seniors Housing Triple-net [Member] | Jefferson, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	9,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,120
Accumulated Depreciation	1,589
Year Acquired	2006
Year Built	1984
Seniors Housing Triple-net [Member] | Kalida, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	8,173
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	8,173
Accumulated Depreciation	1,041
Year Acquired	2006
Year Built	2007
Seniors Housing Triple-net [Member] | Kalispell, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	3,282
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	3,282
Accumulated Depreciation	1,175
Year Acquired	1998
Year Built	1998
Seniors Housing Triple-net [Member] | Kenner, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	10,036
Cost Capitalized Subsequent to Acquisition	328
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	10,364
Accumulated Depreciation	6,054
Year Acquired	1998
Year Built	2000
Seniors Housing Triple-net [Member] | Kennett Square, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	22,946
Cost Capitalized Subsequent to Acquisition	18
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	22,964
Accumulated Depreciation	592
Year Acquired	2010
Year Built	2008
Seniors Housing Triple-net [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	9,139
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	9,139
Accumulated Depreciation	723
Year Acquired	2007
Year Built	2009
Seniors Housing Triple-net [Member] | Kent, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	20,318
Cost Capitalized Subsequent to Acquisition	10,470
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	30,788
Accumulated Depreciation	2,841
Year Acquired	2007
Year Built	2000
Seniors Housing Triple-net [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	4,315
Cost Capitalized Subsequent to Acquisition	214
Carrying Amount of Land	1,880
Carrying Amount of Buildings and Improvements	4,529
Accumulated Depreciation	1,006
Year Acquired	2003
Year Built	1996
Seniors Housing Triple-net [Member] | Kissimmee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	3,854
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	3,854
Accumulated Depreciation	819
Year Acquired	2004
Year Built	1972
Seniors Housing Triple-net [Member] | LaBelle, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	60
Initial Cost of Buildings & Improvements	4,946
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	60
Carrying Amount of Buildings and Improvements	4,946
Accumulated Depreciation	1,141
Year Acquired	2004
Year Built	1986
Seniors Housing Triple-net [Member] | Lake Havasu City, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,223
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,223
Accumulated Depreciation	1,452
Year Acquired	1998
Year Built	1999
Seniors Housing Triple-net [Member] | Lake Havasu City. AZ 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	110
Initial Cost of Buildings & Improvements	2,244
Cost Capitalized Subsequent to Acquisition	136
Carrying Amount of Land	110
Carrying Amount of Buildings and Improvements	2,380
Accumulated Depreciation	854
Year Acquired	1998
Year Built	1994
Seniors Housing Triple-net [Member] | Lake Placid, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	12,850
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	12,850
Accumulated Depreciation	2,791
Year Acquired	2004
Year Built	1984
Seniors Housing Triple-net [Member] | Lawrenceville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	4,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	4,780
Accumulated Depreciation	441
Year Acquired	2008
Year Built	1989
Seniors Housing Triple-net [Member] | Lecanto, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,900
Accumulated Depreciation	1,412
Year Acquired	2004
Year Built	1986
Seniors Housing Triple-net [Member] | Lee, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	18,135
Cost Capitalized Subsequent to Acquisition	926
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	19,061
Accumulated Depreciation	5,058
Year Acquired	2002
Year Built	1998
Seniors Housing Triple-net [Member] | Lenoir, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	3,748
Cost Capitalized Subsequent to Acquisition	641
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	4,389
Accumulated Depreciation	1,036
Year Acquired	2003
Year Built	1998
Seniors Housing Triple-net [Member] | Lexington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,900
Cost Capitalized Subsequent to Acquisition	1,015
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,915
Accumulated Depreciation	1,250
Year Acquired	2002
Year Built	1997
Seniors Housing Triple-net [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,273
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	13,807
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	13,807
Accumulated Depreciation	599
Year Acquired	2010
Year Built	2000
Seniors Housing Triple-net [Member] | Linwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	21,984
Cost Capitalized Subsequent to Acquisition	275
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	22,259
Accumulated Depreciation	580
Year Acquired	2010
Year Built	1997
Seniors Housing Triple-net [Member] | Litchfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	17,908
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	17,953
Accumulated Depreciation	465
Year Acquired	2010
Year Built	1998
Seniors Housing Triple-net [Member] | Little Neck, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	38,461
Cost Capitalized Subsequent to Acquisition	151
Carrying Amount of Land	3,355
Carrying Amount of Buildings and Improvements	38,607
Accumulated Depreciation	993
Year Acquired	2010
Year Built	2000
Seniors Housing Triple-net [Member] | Littleton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	2,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	2,910
Accumulated Depreciation	968
Year Acquired	1996
Year Built	1975
Seniors Housing Triple-net [Member] | Loma Linda, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,214
Initial Cost of Buildings & Improvements	9,586
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,214
Carrying Amount of Buildings and Improvements	9,586
Accumulated Depreciation	1,228
Year Acquired	2008
Year Built	1976
Seniors Housing Triple-net [Member] | Longview, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	293
Initial Cost of Buildings & Improvements	1,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	293
Carrying Amount of Buildings and Improvements	1,707
Accumulated Depreciation	457
Year Acquired	2005
Year Built	1971
Seniors Housing Triple-net [Member] | Longview, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	5,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	5,520
Accumulated Depreciation	683
Year Acquired	2006
Year Built	2007
Seniors Housing Triple-net [Member] | Longwood, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	7,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	7,520
Accumulated Depreciation	1,628
Year Acquired	2004
Year Built	1980
Seniors Housing Triple-net [Member] | Louisville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	10,010
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	10,010
Accumulated Depreciation	2,297
Year Acquired	2005
Year Built	1978
Seniors Housing Triple-net [Member] | Louisville, KY 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	7,135
Cost Capitalized Subsequent to Acquisition	163
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	7,298
Accumulated Depreciation	2,217
Year Acquired	2002
Year Built	1974
Seniors Housing Triple-net [Member] | Louisville, KY 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	4,675
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	4,784
Accumulated Depreciation	1,485
Year Acquired	2002
Year Built	1975
Seniors Housing Triple-net [Member] | Lufkin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	343
Initial Cost of Buildings & Improvements	1,184
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	343
Carrying Amount of Buildings and Improvements	1,184
Accumulated Depreciation	460
Year Acquired	2005
Year Built	1919
Seniors Housing Triple-net [Member] | Manassas, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	7,446
Cost Capitalized Subsequent to Acquisition	492
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	7,938
Accumulated Depreciation	1,662
Year Acquired	2003
Year Built	1996
Seniors Housing Triple-net [Member] | Manchester, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	4,360
Cost Capitalized Subsequent to Acquisition	259
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	4,619
Accumulated Depreciation	811
Year Acquired	2005
Year Built	1984
Seniors Housing Triple-net [Member] | Mansfield, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,251
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,251
Accumulated Depreciation	657
Year Acquired	2006
Year Built	2007
Seniors Housing Triple-net [Member] | Marianna, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	8,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	8,910
Accumulated Depreciation	1,325
Year Acquired	2006
Year Built	1997
Seniors Housing Triple-net [Member] | Martinsville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	349
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	349
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2003
Year Built	0
Seniors Housing Triple-net [Member] | Marysville, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,172
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,216
Accumulated Depreciation	1,294
Year Acquired	1998
Year Built	1999
Seniors Housing Triple-net [Member] | Matthews, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,738
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	4,738
Accumulated Depreciation	1,158
Year Acquired	2003
Year Built	1998
Seniors Housing Triple-net [Member] | McConnelsville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	7,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	7,060
Accumulated Depreciation	277
Year Acquired	2010
Year Built	1946
Seniors Housing Triple-net [Member] | McHenry, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,576
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,576
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2006
Year Built	0
Seniors Housing Triple-net [Member] | McHenry, IL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,550
Initial Cost of Buildings & Improvements	15,300
Cost Capitalized Subsequent to Acquisition	6,718
Carrying Amount of Land	3,550
Carrying Amount of Buildings and Improvements	22,018
Accumulated Depreciation	2,533
Year Acquired	2006
Year Built	2004
Seniors Housing Triple-net [Member] | McKinney, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,570
Initial Cost of Buildings & Improvements	7,389
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,570
Carrying Amount of Buildings and Improvements	7,389
Accumulated Depreciation	377
Year Acquired	2009
Year Built	2010
Seniors Housing Triple-net [Member] | Melville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,280
Initial Cost of Buildings & Improvements	73,283
Cost Capitalized Subsequent to Acquisition	187
Carrying Amount of Land	4,282
Carrying Amount of Buildings and Improvements	73,468
Accumulated Depreciation	1,867
Year Acquired	2010
Year Built	2001
Seniors Housing Triple-net [Member] | Memphis, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	5,963
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	5,963
Accumulated Depreciation	1,535
Year Acquired	2004
Year Built	1951
Seniors Housing Triple-net [Member] | Memphis, TN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	9,660
Cost Capitalized Subsequent to Acquisition	1,600
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	11,260
Accumulated Depreciation	316
Year Acquired	2010
Year Built	1981
Seniors Housing Triple-net [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	643
Initial Cost of Buildings & Improvements	7,084
Cost Capitalized Subsequent to Acquisition	3,526
Carrying Amount of Land	643
Carrying Amount of Buildings and Improvements	10,610
Accumulated Depreciation	5,601
Year Acquired	1997
Year Built	1999
Seniors Housing Triple-net [Member] | Merrillville, IN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	3,413
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	3,413
Accumulated Depreciation	49
Year Acquired	2010
Year Built	2011
Seniors Housing Triple-net [Member] | Menomonee Falls, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	6,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	6,984
Accumulated Depreciation	793
Year Acquired	2006
Year Built	2007
Seniors Housing Triple-net [Member] | Middleburg Heights, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	7,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	7,780
Accumulated Depreciation	1,525
Year Acquired	2004
Year Built	1998
Seniors Housing Triple-net [Member] | Middleton, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	4,006
Cost Capitalized Subsequent to Acquisition	600
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	4,606
Accumulated Depreciation	1,109
Year Acquired	2001
Year Built	1991
Seniors Housing Triple-net [Member] | Midland, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	11,025
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	11,025
Accumulated Depreciation	299
Year Acquired	2010
Year Built	1994
Seniors Housing Triple-net [Member] | Midwest City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	5,673
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	5,673
Accumulated Depreciation	3,277
Year Acquired	1998
Year Built	1958
Seniors Housing Triple-net [Member] | Midwest City, OK 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	484
Initial Cost of Buildings & Improvements	5,516
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	484
Carrying Amount of Buildings and Improvements	5,516
Accumulated Depreciation	1,107
Year Acquired	2005
Year Built	1987
Seniors Housing Triple-net [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,070
Initial Cost of Buildings & Improvements	48,257
Cost Capitalized Subsequent to Acquisition	11,726
Carrying Amount of Land	7,070
Carrying Amount of Buildings and Improvements	59,983
Accumulated Depreciation	3,323
Year Acquired	2007
Year Built	2009
Seniors Housing Triple-net [Member] | Missoula, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	7,490
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	7,490
Accumulated Depreciation	1,291
Year Acquired	2005
Year Built	1998
Seniors Housing Triple-net [Member] | Monroe, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	3,681
Cost Capitalized Subsequent to Acquisition	648
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	4,329
Accumulated Depreciation	1,048
Year Acquired	2003
Year Built	2001
Seniors Housing Triple-net [Member] | Monroe, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,799
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	5,656
Accumulated Depreciation	1,290
Year Acquired	2003
Year Built	2000
Seniors Housing Triple-net [Member] | Monroe, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,021
Cost Capitalized Subsequent to Acquisition	114
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,135
Accumulated Depreciation	997
Year Acquired	2003
Year Built	1997
Seniors Housing Triple-net [Member] | Monteagle, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,318
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,318
Accumulated Depreciation	945
Year Acquired	2003
Year Built	1980
Seniors Housing Triple-net [Member] | Monterey, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	4,195
Cost Capitalized Subsequent to Acquisition	23
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	4,218
Accumulated Depreciation	2,167
Year Acquired	2004
Year Built	1977
Seniors Housing Triple-net [Member] | Monticello, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	140
Initial Cost of Buildings & Improvements	4,471
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	140
Carrying Amount of Buildings and Improvements	4,471
Accumulated Depreciation	1,061
Year Acquired	2004
Year Built	1986
Seniors Housing Triple-net [Member] | Moorestown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	51,628
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	2,062
Carrying Amount of Buildings and Improvements	51,735
Accumulated Depreciation	1,328
Year Acquired	2010
Year Built	2000
Seniors Housing Triple-net [Member] | Morehead City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,104
Cost Capitalized Subsequent to Acquisition	1,648
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,752
Accumulated Depreciation	1,481
Year Acquired	1999
Year Built	1999
Seniors Housing Triple-net [Member] | Morgantown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	3,705
Cost Capitalized Subsequent to Acquisition	7
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	3,712
Accumulated Depreciation	998
Year Acquired	2003
Year Built	1965
Seniors Housing Triple-net [Member] | Moss Point, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	120
Initial Cost of Buildings & Improvements	7,280
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	120
Carrying Amount of Buildings and Improvements	7,280
Accumulated Depreciation	1,609
Year Acquired	2004
Year Built	1933
Seniors Housing Triple-net [Member] | Mount Airy, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	128
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	6,558
Accumulated Depreciation	1,025
Year Acquired	2005
Year Built	1998
Seniors Housing Triple-net [Member] | Mountain City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	5,896
Cost Capitalized Subsequent to Acquisition	660
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	6,556
Accumulated Depreciation	3,263
Year Acquired	2001
Year Built	1976
Seniors Housing Triple-net [Member] | Mt. Vernon, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	2,200
Cost Capitalized Subsequent to Acquisition	156
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	2,356
Accumulated Depreciation	312
Year Acquired	2006
Year Built	2001
Seniors Housing Triple-net [Member] | Myrtle Beach, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,890
Initial Cost of Buildings & Improvements	41,526
Cost Capitalized Subsequent to Acquisition	10,640
Carrying Amount of Land	6,890
Carrying Amount of Buildings and Improvements	52,166
Accumulated Depreciation	2,887
Year Acquired	2007
Year Built	2009
Seniors Housing Triple-net [Member] | Nacogdoches, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	5,754
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	5,754
Accumulated Depreciation	702
Year Acquired	2006
Year Built	2007
Seniors Housing Triple-net [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	5,450
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	5,450
Accumulated Depreciation	1,193
Year Acquired	2004
Year Built	1968
Seniors Housing Triple-net [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,910
Initial Cost of Buildings & Improvements	29,590
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,910
Carrying Amount of Buildings and Improvements	29,590
Accumulated Depreciation	2,775
Year Acquired	2008
Year Built	2007
Seniors Housing Triple-net [Member] | Needham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	13,715
Cost Capitalized Subsequent to Acquisition	366
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	14,081
Accumulated Depreciation	4,141
Year Acquired	2002
Year Built	1994
Seniors Housing Triple-net [Member] | Neenah, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	15,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	15,120
Accumulated Depreciation	633
Year Acquired	2010
Year Built	1991
Seniors Housing Triple-net [Member] | New Haven, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176
Initial Cost of Buildings & Improvements	3,524
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	176
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	917
Year Acquired	2004
Year Built	1981
Seniors Housing Triple-net [Member] | New Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	4,778
Cost Capitalized Subsequent to Acquisition	1,789
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	6,567
Accumulated Depreciation	2,100
Year Acquired	2006
Year Built	1958
Seniors Housing Triple-net [Member] | Newark, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	21,220
Cost Capitalized Subsequent to Acquisition	1,181
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	22,401
Accumulated Depreciation	4,007
Year Acquired	2004
Year Built	1998
Seniors Housing Triple-net [Member] | Newburyport, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	8,290
Accumulated Depreciation	2,227
Year Acquired	2002
Year Built	1999
Seniors Housing Triple-net [Member] | Norman, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	55
Initial Cost of Buildings & Improvements	1,484
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	55
Carrying Amount of Buildings and Improvements	1,484
Accumulated Depreciation	720
Year Acquired	1995
Year Built	1995
Seniors Housing Triple-net [Member] | North Augusta, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	332
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	332
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	930
Year Acquired	1999
Year Built	1998
Seniors Housing Triple-net [Member] | North Miami, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	3,918
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	3,918
Accumulated Depreciation	1,137
Year Acquired	2004
Year Built	1968
Seniors Housing Triple-net [Member] | North Miami, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	4,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	4,830
Accumulated Depreciation	1,145
Year Acquired	2004
Year Built	1963
Seniors Housing Triple-net [Member] | Ocala, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	10,564
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,340
Carrying Amount of Buildings and Improvements	10,564
Accumulated Depreciation	674
Year Acquired	2008
Year Built	2009
Seniors Housing Triple-net [Member] | Ogden, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	627
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	7,327
Accumulated Depreciation	1,334
Year Acquired	2004
Year Built	1998
Seniors Housing Triple-net [Member] | Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	10,694
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510
Carrying Amount of Buildings and Improvements	10,694
Accumulated Depreciation	1,794
Year Acquired	1998
Year Built	1979
Seniors Housing Triple-net [Member] | Oklahoma City, OK 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	7,513
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	7,513
Accumulated Depreciation	725
Year Acquired	2007
Year Built	2008
Seniors Housing Triple-net [Member] | Oklahoma City, OK 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	7,017
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	7,017
Accumulated Depreciation	563
Year Acquired	2007
Year Built	2009
Seniors Housing Triple-net [Member] | Omaha, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	10,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	10,230
Accumulated Depreciation	457
Year Acquired	2010
Year Built	1998
Seniors Housing Triple-net [Member] | Omaha, NE 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,544
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	8,864
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	8,864
Accumulated Depreciation	405
Year Acquired	2010
Year Built	1999
Seniors Housing Triple-net [Member] | Oneonta, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,020
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	5,020
Accumulated Depreciation	552
Year Acquired	2007
Year Built	1996
Seniors Housing Triple-net [Member] | Ormond Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,739
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,812
Accumulated Depreciation	1,354
Year Acquired	2002
Year Built	1983
Seniors Housing Triple-net [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	3,800
Cost Capitalized Subsequent to Acquisition	3,687
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,487
Accumulated Depreciation	1,072
Year Acquired	2006
Year Built	2005
Seniors Housing Triple-net [Member] | Oshkosh, WI 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	23,237
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	23,237
Accumulated Depreciation	1,818
Year Acquired	2007
Year Built	2008
Seniors Housing Triple-net [Member] | Overland Park, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	8,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	8,360
Accumulated Depreciation	1,511
Year Acquired	2005
Year Built	1970
Seniors Housing Triple-net [Member] | Overland Park, KS 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,730
Initial Cost of Buildings & Improvements	27,076
Cost Capitalized Subsequent to Acquisition	340
Carrying Amount of Land	3,730
Carrying Amount of Buildings and Improvements	27,416
Accumulated Depreciation	1,542
Year Acquired	2008
Year Built	2009
Seniors Housing Triple-net [Member] | Overland Park, KS 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	29,105
Cost Capitalized Subsequent to Acquisition	6,386
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	35,491
Accumulated Depreciation	945
Year Acquired	2010
Year Built	1988
Seniors Housing Triple-net [Member] | Owasso, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	215
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	215
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	576
Year Acquired	1996
Year Built	1996
Seniors Housing Triple-net [Member] | Owensboro, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	6,760
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	6,760
Accumulated Depreciation	1,331
Year Acquired	1993
Year Built	1966
Seniors Housing Triple-net [Member] | Owensboro, KY 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	225
Initial Cost of Buildings & Improvements	13,275
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	225
Carrying Amount of Buildings and Improvements	13,275
Accumulated Depreciation	2,523
Year Acquired	2005
Year Built	1964
Seniors Housing Triple-net [Member] | Owenton, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	2,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	2,400
Accumulated Depreciation	561
Year Acquired	2005
Year Built	1979
Seniors Housing Triple-net [Member] | Oxford, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,892
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	15,791
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	15,791
Accumulated Depreciation	453
Year Acquired	2010
Year Built	2001
Seniors Housing Triple-net [Member] | Palestine, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	180
Initial Cost of Buildings & Improvements	4,320
Cost Capitalized Subsequent to Acquisition	1,300
Carrying Amount of Land	180
Carrying Amount of Buildings and Improvements	5,620
Accumulated Depreciation	735
Year Acquired	2006
Year Built	2005
Seniors Housing Triple-net [Member] | Palm Coast, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	10,957
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	10,957
Accumulated Depreciation	568
Year Acquired	2008
Year Built	2010
Seniors Housing Triple-net [Member] | Panama City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	9,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	9,200
Accumulated Depreciation	2,004
Year Acquired	2004
Year Built	1992
Seniors Housing Triple-net [Member] | Paris, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	5,452
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	5,452
Accumulated Depreciation	1,877
Year Acquired	2005
Year Built	2006
Seniors Housing Triple-net [Member] | Pasadena, TX [ Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,073
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	24,080
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	24,080
Accumulated Depreciation	3,027
Year Acquired	2007
Year Built	2005
Seniors Housing Triple-net [Member] | Paso Robles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	8,630
Cost Capitalized Subsequent to Acquisition	675
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	9,305
Accumulated Depreciation	2,394
Year Acquired	2002
Year Built	1998
Seniors Housing Triple-net [Member] | Pawleys Island, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,020
Initial Cost of Buildings & Improvements	32,590
Cost Capitalized Subsequent to Acquisition	5,482
Carrying Amount of Land	2,020
Carrying Amount of Buildings and Improvements	38,072
Accumulated Depreciation	5,602
Year Acquired	2005
Year Built	1997
Seniors Housing Triple-net [Member] | Pigeon Forge, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,180
Cost Capitalized Subsequent to Acquisition	117
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,297
Accumulated Depreciation	1,373
Year Acquired	2001
Year Built	1986
Seniors Housing Triple-net [Member] | Pikesville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	10,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	10,750
Accumulated Depreciation	1,423
Year Acquired	2007
Year Built	1983
Seniors Housing Triple-net [Member] | Pinehurst, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	2,690
Cost Capitalized Subsequent to Acquisition	484
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	3,174
Accumulated Depreciation	795
Year Acquired	2003
Year Built	1998
Seniors Housing Triple-net [Member] | Piqua, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	1,885
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	1,885
Accumulated Depreciation	710
Year Acquired	1997
Year Built	1997
Seniors Housing Triple-net [Member] | Pittsburgh, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,750
Initial Cost of Buildings & Improvements	8,572
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	1,750
Carrying Amount of Buildings and Improvements	8,687
Accumulated Depreciation	1,654
Year Acquired	2005
Year Built	1998
Seniors Housing Triple-net [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,305
Initial Cost of Buildings & Improvements	9,095
Cost Capitalized Subsequent to Acquisition	1,281
Carrying Amount of Land	1,305
Carrying Amount of Buildings and Improvements	10,376
Accumulated Depreciation	1,820
Year Acquired	2005
Year Built	1977
Seniors Housing Triple-net [Member] | Plattsmouth, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,650
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,650
Accumulated Depreciation	265
Year Acquired	2010
Year Built	1999
Seniors Housing Triple-net [Member] | Plymouth, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,463
Initial Cost of Land	1,490
Initial Cost of Buildings & Improvements	19,990
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,490
Carrying Amount of Buildings and Improvements	19,990
Accumulated Depreciation	546
Year Acquired	2010
Year Built	1972
Seniors Housing Triple-net [Member] | Port St. Joe, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,055
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,055
Accumulated Depreciation	764
Year Acquired	2004
Year Built	1982
Seniors Housing Triple-net [Member] | Port St. Lucie, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,700
Initial Cost of Buildings & Improvements	47,230
Cost Capitalized Subsequent to Acquisition	2,969
Carrying Amount of Land	8,700
Carrying Amount of Buildings and Improvements	50,199
Accumulated Depreciation	2,223
Year Acquired	2008
Year Built	2010
Seniors Housing Triple-net [Member] | Post Falls, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	14,217
Cost Capitalized Subsequent to Acquisition	2,181
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	16,398
Accumulated Depreciation	1,383
Year Acquired	2007
Year Built	2008
Seniors Housing Triple-net [Member] | Prospect, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	1,441
Cost Capitalized Subsequent to Acquisition	2,541
Carrying Amount of Land	820
Carrying Amount of Buildings and Improvements	3,982
Accumulated Depreciation	1,482
Year Acquired	2004
Year Built	1970
Seniors Housing Triple-net [Member] | Pueblo, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	6,051
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	6,051
Accumulated Depreciation	2,591
Year Acquired	1998
Year Built	1989
Seniors Housing Triple-net [Member] | Quincy, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	5,333
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	5,333
Accumulated Depreciation	1,276
Year Acquired	2004
Year Built	1983
Seniors Housing Triple-net [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,690
Initial Cost of Buildings & Improvements	15,410
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,690
Carrying Amount of Buildings and Improvements	15,410
Accumulated Depreciation	2,842
Year Acquired	2004
Year Built	1999
Seniors Housing Triple-net [Member] | Quitman, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	60
Initial Cost of Buildings & Improvements	10,340
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	60
Carrying Amount of Buildings and Improvements	10,340
Accumulated Depreciation	2,151
Year Acquired	2004
Year Built	1976
Seniors Housing Triple-net [Member] | Raleigh, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2008
Year Built	0
Seniors Housing Triple-net [Member] | Rehoboth Beach, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	24,248
Cost Capitalized Subsequent to Acquisition	61
Carrying Amount of Land	961
Carrying Amount of Buildings and Improvements	24,308
Accumulated Depreciation	630
Year Acquired	2010
Year Built	1999
Seniors Housing Triple-net [Member] | Reidsville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	3,830
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	4,687
Accumulated Depreciation	1,207
Year Acquired	2002
Year Built	1998
Seniors Housing Triple-net [Member] | Reno, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,060
Initial Cost of Buildings & Improvements	11,440
Cost Capitalized Subsequent to Acquisition	604
Carrying Amount of Land	1,060
Carrying Amount of Buildings and Improvements	12,044
Accumulated Depreciation	2,245
Year Acquired	2004
Year Built	1998
Seniors Housing Triple-net [Member] | Richmond, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,211
Initial Cost of Buildings & Improvements	2,889
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,211
Carrying Amount of Buildings and Improvements	2,889
Accumulated Depreciation	1,012
Year Acquired	2003
Year Built	1995
Seniors Housing Triple-net [Member] | Richmond, VA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	12,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	12,640
Accumulated Depreciation	1,708
Year Acquired	2007
Year Built	1969
Seniors Housing Triple-net [Member] | Ridgeland, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	7,675
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	7,675
Accumulated Depreciation	1,711
Year Acquired	2003
Year Built	1997
Seniors Housing Triple-net [Member] | Ridgely, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	5,700
Cost Capitalized Subsequent to Acquisition	97
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,797
Accumulated Depreciation	1,703
Year Acquired	2001
Year Built	1990
Seniors Housing Triple-net [Member] | Rockledge, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	4,117
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	4,117
Accumulated Depreciation	1,533
Year Acquired	2001
Year Built	1970
Seniors Housing Triple-net [Member] | Rockwood, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	7,116
Cost Capitalized Subsequent to Acquisition	741
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	7,857
Accumulated Depreciation	2,301
Year Acquired	2001
Year Built	1979
Seniors Housing Triple-net [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	7,040
Accumulated Depreciation	2,076
Year Acquired	2002
Year Built	1998
Seniors Housing Triple-net [Member] | Rocky Hill, CT 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,090
Initial Cost of Buildings & Improvements	6,710
Cost Capitalized Subsequent to Acquisition	1,500
Carrying Amount of Land	1,090
Carrying Amount of Buildings and Improvements	8,210
Accumulated Depreciation	1,623
Year Acquired	2003
Year Built	1996
Seniors Housing Triple-net [Member] | Rogersville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	3,278
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	3,278
Accumulated Depreciation	937
Year Acquired	2003
Year Built	1980
Seniors Housing Triple-net [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,895
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,895
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2006
Year Built	0
Seniors Housing Triple-net [Member] | Royal Palm Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	8,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	8,320
Accumulated Depreciation	1,854
Year Acquired	2004
Year Built	1984
Seniors Housing Triple-net [Member] | Saint Simons Island, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,440
Initial Cost of Buildings & Improvements	50,060
Cost Capitalized Subsequent to Acquisition	996
Carrying Amount of Land	6,440
Carrying Amount of Buildings and Improvements	51,056
Accumulated Depreciation	4,510
Year Acquired	2008
Year Built	2007
Seniors Housing Triple-net [Member] | Salem, OR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	449
Initial Cost of Buildings & Improvements	5,172
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	449
Carrying Amount of Buildings and Improvements	5,172
Accumulated Depreciation	1,856
Year Acquired	1999
Year Built	1998
Seniors Housing Triple-net [Member] | Salisbury, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	5,697
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	5,865
Accumulated Depreciation	1,352
Year Acquired	2003
Year Built	1997
Seniors Housing Triple-net [Member] | San Angelo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	8,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	8,800
Accumulated Depreciation	1,689
Year Acquired	2004
Year Built	1997
Seniors Housing Triple-net [Member] | San Antonio, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,120
Initial Cost of Buildings & Improvements	28,169
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,120
Carrying Amount of Buildings and Improvements	28,169
Accumulated Depreciation	199
Year Acquired	2010
Year Built	2011
Seniors Housing Triple-net [Member] | San Antonio, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,882
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	7,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	7,315
Accumulated Depreciation	2,038
Year Acquired	2002
Year Built	2000
Seniors Housing Triple-net [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	475
Initial Cost of Buildings & Improvements	3,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	475
Carrying Amount of Buildings and Improvements	3,175
Accumulated Depreciation	1,400
Year Acquired	1996
Year Built	1995
Seniors Housing Triple-net [Member] | Sarasota, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	8,474
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	8,474
Accumulated Depreciation	2,958
Year Acquired	1999
Year Built	2000
Seniors Housing Triple-net [Member] | Sarasota, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	3,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	3,400
Accumulated Depreciation	830
Year Acquired	2004
Year Built	1982
Seniors Housing Triple-net [Member] | Scituate, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	10,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	10,640
Accumulated Depreciation	1,780
Year Acquired	2005
Year Built	1976
Seniors Housing Triple-net [Member] | Selbyville, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	25,912
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	764
Carrying Amount of Buildings and Improvements	25,943
Accumulated Depreciation	675
Year Acquired	2010
Year Built	2008
Seniors Housing Triple-net [Member] | Seven Fields, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	484
Initial Cost of Buildings & Improvements	4,663
Cost Capitalized Subsequent to Acquisition	60
Carrying Amount of Land	484
Carrying Amount of Buildings and Improvements	4,722
Accumulated Depreciation	1,703
Year Acquired	1999
Year Built	1999
Seniors Housing Triple-net [Member] | Seville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	1,770
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	1,770
Accumulated Depreciation	457
Year Acquired	2005
Year Built	1981
Seniors Housing Triple-net [Member] | Shawnee, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	607
Year Acquired	1996
Year Built	1995
Seniors Housing Triple-net [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,320
Cost Capitalized Subsequent to Acquisition	3,774
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,094
Accumulated Depreciation	903
Year Acquired	2006
Year Built	2006
Seniors Housing Triple-net [Member] | Shelby, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	60
Initial Cost of Buildings & Improvements	5,340
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	60
Carrying Amount of Buildings and Improvements	5,340
Accumulated Depreciation	1,146
Year Acquired	2004
Year Built	1979
Seniors Housing Triple-net [Member] | Shelbyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	3,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	3,870
Accumulated Depreciation	744
Year Acquired	2005
Year Built	1965
Seniors Housing Triple-net [Member] | Sherman, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	5,221
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	5,221
Accumulated Depreciation	707
Year Acquired	2005
Year Built	2006
Seniors Housing Triple-net [Member] | Shrewsbury, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	38,116
Cost Capitalized Subsequent to Acquisition	162
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	38,278
Accumulated Depreciation	985
Year Acquired	2010
Year Built	2000
Seniors Housing Triple-net [Member] | Silvis, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	16,420
Accumulated Depreciation	588
Year Acquired	2010
Year Built	2005
Seniors Housing Triple-net [Member] | Smithfield, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,680
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,680
Accumulated Depreciation	1,328
Year Acquired	2003
Year Built	1998
Seniors Housing Triple-net [Member] | South Boston, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	385
Initial Cost of Buildings & Improvements	2,002
Cost Capitalized Subsequent to Acquisition	5,218
Carrying Amount of Land	385
Carrying Amount of Buildings and Improvements	7,220
Accumulated Depreciation	2,642
Year Acquired	1995
Year Built	1961
Seniors Housing Triple-net [Member] | South Pittsburg, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	5,628
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	5,628
Accumulated Depreciation	1,370
Year Acquired	2004
Year Built	1979
Seniors Housing Triple-net [Member] | Sparks, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	46,526
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	46,526
Accumulated Depreciation	3,058
Year Acquired	2007
Year Built	2009
Seniors Housing Triple-net [Member] | Spartanburg, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	15,750
Cost Capitalized Subsequent to Acquisition	10,037
Carrying Amount of Land	3,350
Carrying Amount of Buildings and Improvements	25,787
Accumulated Depreciation	3,148
Year Acquired	2005
Year Built	1997
Seniors Housing Triple-net [Member] | Spring City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	6,085
Cost Capitalized Subsequent to Acquisition	2,628
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	8,713
Accumulated Depreciation	2,415
Year Acquired	2001
Year Built	1987
Seniors Housing Triple-net [Member] | St. Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	6,030
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	6,030
Accumulated Depreciation	1,610
Year Acquired	1995
Year Built	1994
Seniors Housing Triple-net [Member] | St. Louis, MO 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	12,165
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	12,165
Accumulated Depreciation	375
Year Acquired	2010
Year Built	1963
Seniors Housing Triple-net [Member] | Starke, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	120
Initial Cost of Buildings & Improvements	10,180
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	120
Carrying Amount of Buildings and Improvements	10,180
Accumulated Depreciation	2,199
Year Acquired	2004
Year Built	1990
Seniors Housing Triple-net [Member] | Statesville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	1,447
Cost Capitalized Subsequent to Acquisition	266
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	1,713
Accumulated Depreciation	428
Year Acquired	2003
Year Built	1990
Seniors Housing Triple-net [Member] | Statesville, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,183
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,191
Accumulated Depreciation	1,397
Year Acquired	2003
Year Built	1996
Seniors Housing Triple-net [Member] | Statesville, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	140
Initial Cost of Buildings & Improvements	3,627
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	140
Carrying Amount of Buildings and Improvements	3,627
Accumulated Depreciation	846
Year Acquired	2003
Year Built	1999
Seniors Housing Triple-net [Member] | Staunton, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	11,090
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	11,090
Accumulated Depreciation	1,514
Year Acquired	2007
Year Built	1959
Seniors Housing Triple-net [Member] | Stillwater, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	610
Year Acquired	1995
Year Built	1995
Seniors Housing Triple-net [Member] | Stuart, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	8,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	8,110
Accumulated Depreciation	1,737
Year Acquired	2004
Year Built	1985
Seniors Housing Triple-net [Member] | Swanton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	6,370
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	6,370
Accumulated Depreciation	1,318
Year Acquired	2004
Year Built	1950
Seniors Housing Triple-net [Member] | Tampa, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	6,370
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	6,370
Accumulated Depreciation	1,699
Year Acquired	2004
Year Built	1968
Seniors Housing Triple-net [Member] | Texarkana, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	192
Initial Cost of Buildings & Improvements	1,403
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	192
Carrying Amount of Buildings and Improvements	1,403
Accumulated Depreciation	585
Year Acquired	1996
Year Built	1996
Seniors Housing Triple-net [Member] | Toms River, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	34,627
Cost Capitalized Subsequent to Acquisition	285
Carrying Amount of Land	1,641
Carrying Amount of Buildings and Improvements	34,881
Accumulated Depreciation	901
Year Acquired	2010
Year Built	2005
Seniors Housing Triple-net [Member] | Torrington, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	1,261
Cost Capitalized Subsequent to Acquisition	1,292
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	2,553
Accumulated Depreciation	851
Year Acquired	2004
Year Built	1966
Seniors Housing Triple-net [Member] | Troy, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,000
Cost Capitalized Subsequent to Acquisition	4,254
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,254
Accumulated Depreciation	1,000
Year Acquired	1997
Year Built	1997
Seniors Housing Triple-net [Member] | Troy, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	16,730
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	16,730
Accumulated Depreciation	3,332
Year Acquired	2004
Year Built	1971
Seniors Housing Triple-net [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	13,399
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	13,399
Accumulated Depreciation	2,308
Year Acquired	2005
Year Built	1985
Seniors Housing Triple-net [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	7,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	7,110
Accumulated Depreciation	343
Year Acquired	2010
Year Built	1998
Seniors Housing Triple-net [Member] | Twin Falls, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	14,740
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	14,740
Accumulated Depreciation	4,184
Year Acquired	2002
Year Built	1991
Seniors Housing Triple-net [Member] | Tyler, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,268
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,268
Accumulated Depreciation	654
Year Acquired	2006
Year Built	2007
Seniors Housing Triple-net [Member] | Uhrichsville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	24
Initial Cost of Buildings & Improvements	6,716
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	24
Carrying Amount of Buildings and Improvements	6,716
Accumulated Depreciation	1,116
Year Acquired	2006
Year Built	1977
Seniors Housing Triple-net [Member] | Valparaiso, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	112
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	112
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	761
Year Acquired	2001
Year Built	1998
Seniors Housing Triple-net [Member] | Valparaiso, IN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	108
Initial Cost of Buildings & Improvements	2,962
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	108
Carrying Amount of Buildings and Improvements	2,962
Accumulated Depreciation	863
Year Acquired	2001
Year Built	1999
Seniors Housing Triple-net [Member] | Venice, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	6,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	6,000
Accumulated Depreciation	1,290
Year Acquired	2004
Year Built	1987
Seniors Housing Triple-net [Member] | Venice, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	10,674
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	10,674
Accumulated Depreciation	604
Year Acquired	2008
Year Built	2009
Seniors Housing Triple-net [Member] | Vero Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	263
Initial Cost of Buildings & Improvements	3,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	263
Carrying Amount of Buildings and Improvements	3,187
Accumulated Depreciation	919
Year Acquired	2001
Year Built	1999
Seniors Housing Triple-net [Member] | Vero Beach, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	297
Initial Cost of Buildings & Improvements	3,263
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	297
Carrying Amount of Buildings and Improvements	3,263
Accumulated Depreciation	950
Year Acquired	2001
Year Built	1996
Seniors Housing Triple-net [Member] | Vero Beach, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930
Initial Cost of Buildings & Improvements	40,070
Cost Capitalized Subsequent to Acquisition	13,615
Carrying Amount of Land	2,930
Carrying Amount of Buildings and Improvements	53,685
Accumulated Depreciation	4,866
Year Acquired	2007
Year Built	2003
Seniors Housing Triple-net [Member] | W. Hartford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,650
Initial Cost of Buildings & Improvements	5,980
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,650
Carrying Amount of Buildings and Improvements	5,980
Accumulated Depreciation	1,316
Year Acquired	2004
Year Built	1905
Seniors Housing Triple-net [Member] | Wake Forest, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,003
Cost Capitalized Subsequent to Acquisition	1,742
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,745
Accumulated Depreciation	1,529
Year Acquired	1998
Year Built	1999
Seniors Housing Triple-net [Member] | Wareham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	875
Initial Cost of Buildings & Improvements	10,313
Cost Capitalized Subsequent to Acquisition	1,701
Carrying Amount of Land	875
Carrying Amount of Buildings and Improvements	12,014
Accumulated Depreciation	3,283
Year Acquired	2002
Year Built	1989
Seniors Housing Triple-net [Member] | Warren, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	3,810
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	3,810
Accumulated Depreciation	780
Year Acquired	2005
Year Built	1973
Seniors Housing Triple-net [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,166
Cost Capitalized Subsequent to Acquisition	1,927
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	4,093
Accumulated Depreciation	1,198
Year Acquired	2006
Year Built	1972
Seniors Housing Triple-net [Member] | Waterford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	12,540
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	12,540
Accumulated Depreciation	3,401
Year Acquired	2002
Year Built	2000
Seniors Housing Triple-net [Member] | Waukesha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	14,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	14,910
Accumulated Depreciation	804
Year Acquired	2008
Year Built	2009
Seniors Housing Triple-net [Member] | Waxahachie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,763
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,763
Accumulated Depreciation	569
Year Acquired	2007
Year Built	2008
Seniors Housing Triple-net [Member] | Weatherford, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,261
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,261
Accumulated Depreciation	658
Year Acquired	2006
Year Built	2007
Seniors Housing Triple-net [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,585
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	5,940
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	5,940
Accumulated Depreciation	1,648
Year Acquired	2002
Year Built	2000
Seniors Housing Triple-net [Member] | West Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	1,620
Cost Capitalized Subsequent to Acquisition	1,680
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	3,300
Accumulated Depreciation	1,121
Year Acquired	2004
Year Built	1971
Seniors Housing Triple-net [Member] | West Worthington, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	5,090
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510
Carrying Amount of Buildings and Improvements	5,090
Accumulated Depreciation	882
Year Acquired	2006
Year Built	1980
Seniors Housing Triple-net [Member] | Westerville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	740
Initial Cost of Buildings & Improvements	8,287
Cost Capitalized Subsequent to Acquisition	2,736
Carrying Amount of Land	740
Carrying Amount of Buildings and Improvements	11,023
Accumulated Depreciation	5,877
Year Acquired	1998
Year Built	2001
Seniors Housing Triple-net [Member] | Westlake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	17,926
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	17,926
Accumulated Depreciation	5,064
Year Acquired	2001
Year Built	1985
Seniors Housing Triple-net [Member] | Westlake, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	571
Initial Cost of Buildings & Improvements	5,411
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	571
Carrying Amount of Buildings and Improvements	5,411
Accumulated Depreciation	2,241
Year Acquired	1998
Year Built	1957
Seniors Housing Triple-net [Member] | Westmoreland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	1,822
Cost Capitalized Subsequent to Acquisition	2,634
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	4,456
Accumulated Depreciation	1,355
Year Acquired	2001
Year Built	1994
Seniors Housing Triple-net [Member] | White Lake, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,917
Initial Cost of Land	2,920
Initial Cost of Buildings & Improvements	20,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,920
Carrying Amount of Buildings and Improvements	20,179
Accumulated Depreciation	563
Year Acquired	2010
Year Built	2000
Seniors Housing Triple-net [Member] | Whitemarsh, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,310
Initial Cost of Buildings & Improvements	6,190
Cost Capitalized Subsequent to Acquisition	1,923
Carrying Amount of Land	2,310
Carrying Amount of Buildings and Improvements	8,113
Accumulated Depreciation	1,501
Year Acquired	2005
Year Built	1967
Seniors Housing Triple-net [Member] | Wichita, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	11,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	11,000
Accumulated Depreciation	1,734
Year Acquired	2006
Year Built	1997
Seniors Housing Triple-net [Member] | Williamsburg, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	7,440
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	7,440
Accumulated Depreciation	1,019
Year Acquired	2007
Year Built	1970
Seniors Housing Triple-net [Member] | Williamstown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	70
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	70
Carrying Amount of Buildings and Improvements	6,430
Accumulated Depreciation	1,234
Year Acquired	2005
Year Built	1987
Seniors Housing Triple-net [Member] | Wilmington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	2,991
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	2,991
Accumulated Depreciation	1,066
Year Acquired	1999
Year Built	1999
Seniors Housing Triple-net [Member] | Winchester, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	1,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	1,510
Accumulated Depreciation	168
Year Acquired	2008
Year Built	1964
Seniors Housing Triple-net [Member] | Winston-Salem, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	2,514
Cost Capitalized Subsequent to Acquisition	459
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	2,973
Accumulated Depreciation	718
Year Acquired	2003
Year Built	1996
Seniors Housing Triple-net [Member] | Winston-Salem, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,700
Initial Cost of Buildings & Improvements	13,550
Cost Capitalized Subsequent to Acquisition	11,716
Carrying Amount of Land	5,700
Carrying Amount of Buildings and Improvements	25,266
Accumulated Depreciation	3,418
Year Acquired	2005
Year Built	1997
Seniors Housing Triple-net [Member] | Woodbridge, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	4,423
Cost Capitalized Subsequent to Acquisition	330
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	4,753
Accumulated Depreciation	1,302
Year Acquired	2002
Year Built	1977
Seniors Housing Triple-net [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500
Initial Cost of Buildings & Improvements	54,099
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,500
Carrying Amount of Buildings and Improvements	54,099
Accumulated Depreciation	2,897
Year Acquired	2007
Year Built	2009
Seniors Housing Triple-net [Member] | Worcester, MA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	9,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	9,060
Accumulated Depreciation	831
Year Acquired	2008
Year Built	1993
Seniors Housing Triple-net [Member] | Zionsville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	22,400
Cost Capitalized Subsequent to Acquisition	1,358
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	23,758
Accumulated Depreciation	749
Year Acquired	2010
Year Built	2009
Seniors Housing Triple-net [Member] | Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,310
Initial Cost of Buildings & Improvements	12,647
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,310
Carrying Amount of Buildings and Improvements	12,647
Accumulated Depreciation	292
Year Acquired	2011
Year Built	1985
Seniors Housing Triple-net [Member] | Annapolis, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	24,825
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	24,825
Accumulated Depreciation	509
Year Acquired	2011
Year Built	1993
Seniors Housing Triple-net [Member] | Ansted, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	14,113
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	14,113
Accumulated Depreciation	284
Year Acquired	2011
Year Built	1982
Seniors Housing Triple-net [Member] | Aspen Hill, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,008
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,008
Accumulated Depreciation	206
Year Acquired	2011
Year Built	1988
Seniors Housing Triple-net [Member] | Aurora, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	14,148
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	14,148
Accumulated Depreciation	388
Year Acquired	2011
Year Built	2002
Seniors Housing Triple-net [Member] | Avon Lake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	790
Initial Cost of Buildings & Improvements	10,421
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	790
Carrying Amount of Buildings and Improvements	10,421
Accumulated Depreciation	297
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Ayer, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,074
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,074
Accumulated Depreciation	454
Year Acquired	2011
Year Built	1988
Seniors Housing Triple-net [Member] | Baltimore, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	14,884
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	14,884
Accumulated Depreciation	322
Year Acquired	2011 1993
Seniors Housing Triple-net [Member] | Baltimore, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	5,039
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	5,039
Accumulated Depreciation	129
Year Acquired	2011 1969
Seniors Housing Triple-net [Member] | Barnum, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2011 2005
Seniors Housing Triple-net [Member] | Bedford, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	28,831
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	28,831
Accumulated Depreciation	589
Year Acquired	2011 1978
Seniors Housing Triple-net [Member] | Benbrook, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	13,553
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	13,553
Accumulated Depreciation	236
Year Acquired	2011 2007
Seniors Housing Triple-net [Member] | Bluefield, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	12,463
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	12,463
Accumulated Depreciation	262
Year Acquired	2011 2005
Seniors Housing Triple-net [Member] | Brookline, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,760
Initial Cost of Buildings & Improvements	9,217
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,760
Carrying Amount of Buildings and Improvements	9,217
Accumulated Depreciation	230
Year Acquired	2011 1984
Seniors Housing Triple-net [Member] | Brooklyn Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290
Initial Cost of Buildings & Improvements	16,329
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,290
Carrying Amount of Buildings and Improvements	16,329
Accumulated Depreciation	347
Year Acquired	2011
Year Built	1995
Seniors Housing Triple-net [Member] | Burleson, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,752
Initial Cost of Land	670
Initial Cost of Buildings & Improvements	13,985
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	670
Carrying Amount of Buildings and Improvements	13,985
Accumulated Depreciation	253
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Burlington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	12,554
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	12,554
Accumulated Depreciation	306
Year Acquired	2011
Year Built	2005
Seniors Housing Triple-net [Member] | Burlington, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170
Initial Cost of Buildings & Improvements	19,205
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,170
Carrying Amount of Buildings and Improvements	19,205
Accumulated Depreciation	274
Year Acquired	2011
Year Built	1994
Seniors Housing Triple-net [Member] | Cambridge, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	15,843
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	15,843
Accumulated Depreciation	329
Year Acquired	2011
Year Built	1990
Seniors Housing Triple-net [Member] | Catonsville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	15,003
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	15,003
Accumulated Depreciation	324
Year Acquired	2011
Year Built	1973
Seniors Housing Triple-net [Member] | Cedar Grove, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	10,939
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	10,939
Accumulated Depreciation	244
Year Acquired	2011
Year Built	1994
Seniors Housing Triple-net [Member] | Cedar Grove, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	27,737
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	27,737
Accumulated Depreciation	581
Year Acquired	2011
Year Built	1970
Seniors Housing Triple-net [Member] | Centreville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	14,602
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	14,602
Accumulated Depreciation	312
Year Acquired	2011
Year Built	1993
Seniors Housing Triple-net [Member] | Charles Town, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	22,834
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	22,834
Accumulated Depreciation	454
Year Acquired	2011
Year Built	1997
Seniors Housing Triple-net [Member] | Charleston, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	17,575
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	17,575
Accumulated Depreciation	354
Year Acquired	2011
Year Built	1998
Seniors Housing Triple-net [Member] | Charleston, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	5,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	5,430
Accumulated Depreciation	123
Year Acquired	2011
Year Built	1996
Seniors Housing Triple-net [Member] | Cinnaminson, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	6,663
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	6,663
Accumulated Depreciation	161
Year Acquired	2011
Year Built	1986
Seniors Housing Triple-net [Member] | Clark Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	11,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	11,179
Accumulated Depreciation	247
Year Acquired	2011
Year Built	1985
Seniors Housing Triple-net [Member] | Clarks Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	6,529
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	6,529
Accumulated Depreciation	148
Year Acquired	2011
Year Built	1997
Seniors Housing Triple-net [Member] | Cloquet, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	4,660
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	4,660
Accumulated Depreciation	33
Year Acquired	2011
Year Built	2009
Seniors Housing Triple-net [Member] | Cloquet, MN 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2011
Year Built	2002
Seniors Housing Triple-net [Member] | Colchester, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	4,860
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	4,860
Accumulated Depreciation	132
Year Acquired	2011
Year Built	1986
Seniors Housing Triple-net [Member] | Columbia Heights, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	825
Initial Cost of Buildings & Improvements	14,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	825
Carrying Amount of Buildings and Improvements	14,175
Accumulated Depreciation	94
Year Acquired	2011
Year Built	2009
Seniors Housing Triple-net [Member] | Concord, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780
Initial Cost of Buildings & Improvements	18,423
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	780
Carrying Amount of Buildings and Improvements	18,423
Accumulated Depreciation	371
Year Acquired	2011
Year Built	1905
Seniors Housing Triple-net [Member] | Concord, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	43,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	43,179
Accumulated Depreciation	867
Year Acquired	2011
Year Built	1994
Seniors Housing Triple-net [Member] | Concord, NH 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	3,041
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	3,041
Accumulated Depreciation	79
Year Acquired	2011
Year Built	1972
Seniors Housing Triple-net [Member] | Daniels, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	17,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	17,320
Accumulated Depreciation	347
Year Acquired	2011
Year Built	1986
Seniors Housing Triple-net [Member] | Dover, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	7,717
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	7,717
Accumulated Depreciation	170
Year Acquired	2011
Year Built	1997
Seniors Housing Triple-net [Member] | Dover, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	22,266
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	22,266
Accumulated Depreciation	456
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Dundalk, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	32,047
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	32,047
Accumulated Depreciation	658
Year Acquired	2011
Year Built	1988
Seniors Housing Triple-net [Member] | East Brunswick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380
Initial Cost of Buildings & Improvements	34,229
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,380
Carrying Amount of Buildings and Improvements	34,229
Accumulated Depreciation	300
Year Acquired	2011
Year Built	1998
Seniors Housing Triple-net [Member] | Easton, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	24,539
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	24,539
Accumulated Depreciation	518
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Eatontown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190
Initial Cost of Buildings & Improvements	23,358
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,190
Carrying Amount of Buildings and Improvements	23,358
Accumulated Depreciation	489
Year Acquired	2011
Year Built	1996
Seniors Housing Triple-net [Member] | Hilltop, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	25,355
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	25,355
Accumulated Depreciation	514
Year Acquired	2011
Year Built	1977
Seniors Housing Triple-net [Member] | Huntington, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	32,261
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	32,261
Accumulated Depreciation	657
Year Acquired	2011
Year Built	1988
Seniors Housing Triple-net [Member] | Hurricane, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	21,454
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	21,454
Accumulated Depreciation	442
Year Acquired	2011
Year Built	1986
Seniors Housing Triple-net [Member] | Keene, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	9,639
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	9,639
Accumulated Depreciation	97
Year Acquired	2011
Year Built	1980
Seniors Housing Triple-net [Member] | Laconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	14,434
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	14,434
Accumulated Depreciation	305
Year Acquired	2011
Year Built	1968
Seniors Housing Triple-net [Member] | Lake Zurich, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470
Initial Cost of Buildings & Improvements	9,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,470
Carrying Amount of Buildings and Improvements	9,830
Accumulated Depreciation	197
Year Acquired	2011
Year Built	2007
Seniors Housing Triple-net [Member] | Lancaster, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	15,804
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	15,804
Accumulated Depreciation	324
Year Acquired	2011
Year Built	1981
Seniors Housing Triple-net [Member] | Lancaster, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	434
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	434
Accumulated Depreciation	18
Year Acquired	2011
Year Built	1965
Seniors Housing Triple-net [Member] | Lancaster, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890
Initial Cost of Buildings & Improvements	7,623
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	890
Carrying Amount of Buildings and Improvements	7,623
Accumulated Depreciation	180
Year Acquired	2011
Year Built	1986
Seniors Housing Triple-net [Member] | Langhorne, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	24,881
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	24,881
Accumulated Depreciation	524
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | La Plata, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	19,068
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	19,068
Accumulated Depreciation	402
Year Acquired	2011
Year Built	1984
Seniors Housing Triple-net [Member] | Lebanon, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	20,138
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	20,138
Accumulated Depreciation	413
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Leominster, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	6,201
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	6,201
Accumulated Depreciation	149
Year Acquired	2011
Year Built	1966
Seniors Housing Triple-net [Member] | Lewisburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	3,699
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	3,699
Accumulated Depreciation	90
Year Acquired	2011
Year Built	1995
Seniors Housing Triple-net [Member] | Libertyville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,343
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	40,024
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	40,024
Accumulated Depreciation	742
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Lowell, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070
Initial Cost of Buildings & Improvements	13,481
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	13,481
Accumulated Depreciation	298
Year Acquired	2011
Year Built	1975
Seniors Housing Triple-net [Member] | Lowell, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	3,378
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	3,378
Accumulated Depreciation	91
Year Acquired	2011
Year Built	1984
Seniors Housing Triple-net [Member] | Lutherville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	19,786
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	19,786
Accumulated Depreciation	407
Year Acquired	2011
Year Built	1988
Seniors Housing Triple-net [Member] | Macungie, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	29,033
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	29,033
Accumulated Depreciation	586
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Manahawkin, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	20,361
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	20,361
Accumulated Depreciation	425
Year Acquired	2011
Year Built	1999
Seniors Housing Triple-net [Member] | Manalapan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	22,624
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	22,624
Accumulated Depreciation	199
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Marlinton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	8,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	8,430
Accumulated Depreciation	180
Year Acquired	2011
Year Built	1987
Seniors Housing Triple-net [Member] | Marmet, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	26,483
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	26,483
Accumulated Depreciation	527
Year Acquired	2011
Year Built	2000
Seniors Housing Triple-net [Member] | Martinsburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	17,180
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	17,180
Accumulated Depreciation	345
Year Acquired	2011
Year Built	1987
Seniors Housing Triple-net [Member] | Matawan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	15,549
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	15,549
Accumulated Depreciation	312
Year Acquired	2011
Year Built	1995
Seniors Housing Triple-net [Member] | Mendham, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	27,169
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	27,169
Accumulated Depreciation	550
Year Acquired	2011
Year Built	1993
Seniors Housing Triple-net [Member] | Mercerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	9,929
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	9,929
Accumulated Depreciation	222
Year Acquired	2011
Year Built	1975
Seniors Housing Triple-net [Member] | Meriden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	1,472
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	1,472
Accumulated Depreciation	68
Year Acquired	2011
Year Built	1994
Seniors Housing Triple-net [Member] | Middletown, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,480
Initial Cost of Buildings & Improvements	19,703
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,480
Carrying Amount of Buildings and Improvements	19,703
Accumulated Depreciation	417
Year Acquired	2011
Year Built	1975
Seniors Housing Triple-net [Member] | Milford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	7,816
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	7,816
Accumulated Depreciation	172
Year Acquired	2011
Year Built	1997
Seniors Housing Triple-net [Member] | Milford, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	19,216
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	19,216
Accumulated Depreciation	404
Year Acquired	2011
Year Built	1994
Seniors Housing Triple-net [Member] | Millersville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	1,020
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	1,020
Accumulated Depreciation	31
Year Acquired	2011
Year Built	1977
Seniors Housing Triple-net [Member] | Millville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	29,944
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	29,944
Accumulated Depreciation	615
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Monmouth Junction, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	6,209
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	6,209
Accumulated Depreciation	146
Year Acquired	2011
Year Built	1996
Seniors Housing Triple-net [Member] | Monroe Twp, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,160
Initial Cost of Buildings & Improvements	13,193
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,160
Carrying Amount of Buildings and Improvements	13,193
Accumulated Depreciation	296
Year Acquired	2011
Year Built	1996
Seniors Housing Triple-net [Member] | Montville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500
Initial Cost of Buildings & Improvements	31,002
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,500
Carrying Amount of Buildings and Improvements	31,002
Accumulated Depreciation	278
Year Acquired	2011
Year Built	1997
Seniors Housing Triple-net [Member] | Morgantown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	20,541
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	20,541
Accumulated Depreciation	443
Year Acquired	2011
Year Built	2007
Seniors Housing Triple-net [Member] | Naperville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,144
Initial Cost of Land	3,470
Initial Cost of Buildings & Improvements	29,547
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,470
Carrying Amount of Buildings and Improvements	29,547
Accumulated Depreciation	558
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Naugatuck, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	15,826
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	15,826
Accumulated Depreciation	335
Year Acquired	2011
Year Built	1980
Seniors Housing Triple-net [Member] | New Braunfels, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	19,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	19,800
Accumulated Depreciation	401
Year Acquired	2011
Year Built	2009
Seniors Housing Triple-net [Member] | Newport, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	3,867
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	3,867
Accumulated Depreciation	91
Year Acquired	2011
Year Built	1986
Seniors Housing Triple-net [Member] | Norristown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	19,488
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	19,488
Accumulated Depreciation	404
Year Acquired	2011
Year Built	1995
Seniors Housing Triple-net [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	21,817
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	21,817
Accumulated Depreciation	450
Year Acquired	2011
Year Built	1977
Seniors Housing Triple-net [Member] | North Andover, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070
Initial Cost of Buildings & Improvements	17,341
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	17,341
Accumulated Depreciation	370
Year Acquired	2011
Year Built	1990
Seniors Housing Triple-net [Member] | North Cape May, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	22,266
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	22,266
Accumulated Depreciation	456
Year Acquired	2011
Year Built	1995
Seniors Housing Triple-net [Member] | Oak Hill, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	24,506
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	24,506
Accumulated Depreciation	486
Year Acquired	2011
Year Built	2000
Seniors Housing Triple-net [Member] | Oak Hill, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	721
Accumulated Depreciation	31
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Orwigsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	20,632
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	20,632
Accumulated Depreciation	429
Year Acquired	2011
Year Built	1992
Seniors Housing Triple-net [Member] | Panama City Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	7,717
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,717
Accumulated Depreciation	118
Year Acquired	2011
Year Built	2005
Seniors Housing Triple-net [Member] | Parkersburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	21,288
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	21,288
Accumulated Depreciation	431
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Parkville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,071
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,071
Accumulated Depreciation	344
Year Acquired	2011
Year Built	1980
Seniors Housing Triple-net [Member] | Parkville, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	791
Initial Cost of Buildings & Improvements	11,186
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	791
Carrying Amount of Buildings and Improvements	11,186
Accumulated Depreciation	245
Year Acquired	2011
Year Built	2007
Seniors Housing Triple-net [Member] | Parkville, MD 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	11,768
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	11,768
Accumulated Depreciation	256
Year Acquired	2011
Year Built	1972
Seniors Housing Triple-net [Member] | Pennington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380
Initial Cost of Buildings & Improvements	27,620
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,380
Carrying Amount of Buildings and Improvements	27,620
Accumulated Depreciation	120
Year Acquired	2011
Year Built	2000
Seniors Housing Triple-net [Member] | Pennsauken, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	10,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	10,780
Accumulated Depreciation	258
Year Acquired	2011
Year Built	1985
Seniors Housing Triple-net [Member] | Petoskey, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,456
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	14,452
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	14,452
Accumulated Depreciation	337
Year Acquired	2011
Year Built	1997
Seniors Housing Triple-net [Member] | Philadelphia, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	25,709
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	25,709
Accumulated Depreciation	540
Year Acquired	2011
Year Built	1976
Seniors Housing Triple-net [Member] | Philadelphia, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930
Initial Cost of Buildings & Improvements	10,433
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,930
Carrying Amount of Buildings and Improvements	10,433
Accumulated Depreciation	257
Year Acquired	2011
Year Built	1999
Seniors Housing Triple-net [Member] | Philadelphia, PA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	11,239
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	11,239
Accumulated Depreciation	228
Year Acquired	2011
Year Built	1965
Seniors Housing Triple-net [Member] | Philadelphia, PA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,810
Initial Cost of Buildings & Improvements	16,898
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,810
Carrying Amount of Buildings and Improvements	16,898
Accumulated Depreciation	381
Year Acquired	2011
Year Built	1972
Seniors Housing Triple-net [Member] | Phillipsburg, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	21,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	21,175
Accumulated Depreciation	448
Year Acquired	2011
Year Built	1992
Seniors Housing Triple-net [Member] | Phillipsburg, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	8,114
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	8,114
Accumulated Depreciation	171
Year Acquired	2011
Year Built	1905
Seniors Housing Triple-net [Member] | Plainview, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,990
Initial Cost of Buildings & Improvements	11,969
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,990
Carrying Amount of Buildings and Improvements	11,969
Accumulated Depreciation	120
Year Acquired	2011
Year Built	1999
Seniors Housing Triple-net [Member] | Pottsville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	26,964
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	26,964
Accumulated Depreciation	566
Year Acquired	2011
Year Built	1990
Seniors Housing Triple-net [Member] | Princeton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	30,888
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,730
Carrying Amount of Buildings and Improvements	30,888
Accumulated Depreciation	133
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Quakertown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	25,389
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	25,389
Accumulated Depreciation	521
Year Acquired	2011
Year Built	1980
Seniors Housing Triple-net [Member] | Reading, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	19,906
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	19,906
Accumulated Depreciation	415
Year Acquired	2011
Year Built	1994
Seniors Housing Triple-net [Member] | Red Bank, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	21,275
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	21,275
Accumulated Depreciation	187
Year Acquired	2011
Year Built	1997
Seniors Housing Triple-net [Member] | Ridgewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,170
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,170
Accumulated Depreciation	332
Year Acquired	2011
Year Built	1971
Seniors Housing Triple-net [Member] | Rockville Centre, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,290
Initial Cost of Buildings & Improvements	20,310
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,290
Carrying Amount of Buildings and Improvements	20,310
Accumulated Depreciation	189
Year Acquired	2011
Year Built	2002
Seniors Housing Triple-net [Member] | Rockville, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	4,835
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	4,835
Accumulated Depreciation	137
Year Acquired	2011
Year Built	1960
Seniors Housing Triple-net [Member] | Rutland, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190
Initial Cost of Buildings & Improvements	23,655
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,190
Carrying Amount of Buildings and Improvements	23,655
Accumulated Depreciation	494
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Sanatoga, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	30,695
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	30,695
Accumulated Depreciation	618
Year Acquired	2011
Year Built	1993
Seniors Housing Triple-net [Member] | Scott Depot, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	6,876
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	6,876
Accumulated Depreciation	151
Year Acquired	2011
Year Built	1995
Seniors Housing Triple-net [Member] | Seaford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	14,029
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	14,029
Accumulated Depreciation	308
Year Acquired	2011
Year Built	1985
Seniors Housing Triple-net [Member] | Severna Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	31,273
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	31,273
Accumulated Depreciation	632
Year Acquired	2011
Year Built	1994
Seniors Housing Triple-net [Member] | Shepherdstown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	13,806
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	13,806
Accumulated Depreciation	279
Year Acquired	2011
Year Built	2007
Seniors Housing Triple-net [Member] | Shillington, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	19,569
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	19,569
Accumulated Depreciation	410
Year Acquired	2011
Year Built	1987
Seniors Housing Triple-net [Member] | Sissonville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	23,948
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	23,948
Accumulated Depreciation	488
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Sisterville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	5,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	5,400
Accumulated Depreciation	123
Year Acquired	2011
Year Built	1986
Seniors Housing Triple-net [Member] | Somerset, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	29,577
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	29,577
Accumulated Depreciation	599
Year Acquired	2011
Year Built	1998
Seniors Housing Triple-net [Member] | Southbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,860
Initial Cost of Buildings & Improvements	23,613
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,860
Carrying Amount of Buildings and Improvements	23,613
Accumulated Depreciation	462
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Spencer, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	8,810
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	8,810
Accumulated Depreciation	185
Year Acquired	2011
Year Built	1988
Seniors Housing Triple-net [Member] | Spring House, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	10,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	10,780
Accumulated Depreciation	240
Year Acquired	2011
Year Built	1980
Seniors Housing Triple-net [Member] | St. Charles, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	15,555
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	15,555
Accumulated Depreciation	328
Year Acquired	2011
Year Built	1996
Seniors Housing Triple-net [Member] | Summit, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,413
Initial Cost of Land	3,080
Initial Cost of Buildings & Improvements	14,152
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,080
Carrying Amount of Buildings and Improvements	14,152
Accumulated Depreciation	265
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Thomasville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	13,899
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	13,899
Accumulated Depreciation	205
Year Acquired	2011
Year Built	2006
Seniors Housing Triple-net [Member] | Tomball, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	13,300
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	13,300
Accumulated Depreciation	313
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Towson, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,180
Initial Cost of Buildings & Improvements	13,280
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,180
Carrying Amount of Buildings and Improvements	13,280
Accumulated Depreciation	286
Year Acquired	2011
Year Built	1973
Seniors Housing Triple-net [Member] | Trumbull, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,164
Initial Cost of Land	4,440
Initial Cost of Buildings & Improvements	43,384
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,440
Carrying Amount of Buildings and Improvements	43,384
Accumulated Depreciation	775
Year Acquired	2011
Year Built	2001
Seniors Housing Triple-net [Member] | Uniontown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,817
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,817
Accumulated Depreciation	147
Year Acquired	2011
Year Built	1964
Seniors Housing Triple-net [Member] | Valley Falls, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	7,433
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	7,433
Accumulated Depreciation	162
Year Acquired	2011
Year Built	1975
Seniors Housing Triple-net [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	37,299
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	37,299
Accumulated Depreciation	776
Year Acquired	2011
Year Built	1986
Seniors Housing Triple-net [Member] | Voorhees, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900
Initial Cost of Buildings & Improvements	26,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900
Carrying Amount of Buildings and Improvements	26,040
Accumulated Depreciation	549
Year Acquired	2011
Year Built	1993
Seniors Housing Triple-net [Member] | Waconia, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890
Initial Cost of Buildings & Improvements	14,726
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	890
Carrying Amount of Buildings and Improvements	14,726
Accumulated Depreciation	96
Year Acquired	2011
Year Built	2005
Seniors Housing Triple-net [Member] | Wall, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,650
Initial Cost of Buildings & Improvements	25,350
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,650
Carrying Amount of Buildings and Improvements	25,350
Accumulated Depreciation	111
Year Acquired	2011
Year Built	2003
Seniors Housing Triple-net [Member] | Wallingford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	1,210
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	1,210
Accumulated Depreciation	44
Year Acquired	2011
Year Built	1962
Seniors Housing Triple-net [Member] | Warren, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,000
Initial Cost of Buildings & Improvements	30,810
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,000
Carrying Amount of Buildings and Improvements	30,810
Accumulated Depreciation	268
Year Acquired	2011
Year Built	1999
Seniors Housing Triple-net [Member] | Warwick, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530
Initial Cost of Buildings & Improvements	18,564
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,530
Carrying Amount of Buildings and Improvements	18,564
Accumulated Depreciation	397
Year Acquired	2011
Year Built	1968
Seniors Housing Triple-net [Member] | Watchung, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,920
Initial Cost of Buildings & Improvements	24,880
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,920
Carrying Amount of Buildings and Improvements	24,880
Accumulated Depreciation	108
Year Acquired	2011
Year Built	2000
Seniors Housing Triple-net [Member] | West Chester, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	29,237
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	29,237
Accumulated Depreciation	606
Year Acquired	2011
Year Built	1997
Seniors Housing Triple-net [Member] | West Orange, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	10,687
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	10,687
Accumulated Depreciation	248
Year Acquired	2011
Year Built	1994
Seniors Housing Triple-net [Member] | Westfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,270
Initial Cost of Buildings & Improvements	16,589
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,270
Carrying Amount of Buildings and Improvements	16,589
Accumulated Depreciation	382
Year Acquired	2011
Year Built	1994
Seniors Housing Triple-net [Member] | Westford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	13,829
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	13,829
Accumulated Depreciation	298
Year Acquired	2011
Year Built	1993
Seniors Housing Triple-net [Member] | Wilkes Barre, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	13,842
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	13,842
Accumulated Depreciation	298
Year Acquired	2011
Year Built	2007
Seniors Housing Triple-net [Member] | Wilkes Barre, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	2,301
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	2,301
Accumulated Depreciation	78
Year Acquired	2011
Year Built	1992
Seniors Housing Triple-net [Member] | Williamsport, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	4,946
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	4,946
Accumulated Depreciation	112
Year Acquired	2011
Year Built	1991
Seniors Housing Triple-net [Member] | Williamsport, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	8,487
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	8,487
Accumulated Depreciation	198
Year Acquired	2011
Year Built	1988
Seniors Housing Triple-net [Member] | Willow Grove, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	14,736
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	14,736
Accumulated Depreciation	331
Year Acquired	2011
Year Built	2007
Seniors Housing Triple-net [Member] | Wilmington, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	9,494
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	9,494
Accumulated Depreciation	211
Year Acquired	2011
Year Built	2007
Seniors Housing Triple-net [Member] | Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	8,539
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	8,539
Accumulated Depreciation	207
Year Acquired	2011
Year Built	1969
Seniors Housing Triple-net [Member] | Windsor, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	600
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	600
Accumulated Depreciation	38
Year Acquired	2011
Year Built	1974
Seniors Housing Triple-net [Member] | Wyncote, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	22,244
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	22,244
Accumulated Depreciation	474
Year Acquired	2011
Year Built	1992
Seniors Housing Triple-net [Member] | Wyncote, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	21,256
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	21,256
Accumulated Depreciation	433
Year Acquired	2011
Year Built	1992
Seniors Housing Triple-net [Member] | Wyncote, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	7,811
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,811
Accumulated Depreciation	166
Year Acquired	2011
Year Built	1999
Seniors Housing Triple-net [Member] | Agawam, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,230
Initial Cost of Buildings & Improvements	13,618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,230
Carrying Amount of Buildings and Improvements	13,618
Accumulated Depreciation	299
Year Acquired	2011
Year Built	1975
Seniors Housing Triple-net [Member] | Agawam, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	15,304
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	15,304
Accumulated Depreciation	326
Year Acquired	2011
Year Built	1970
Seniors Housing Triple-net [Member] | Agawam, MA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	10,661
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	10,661
Accumulated Depreciation	239
Year Acquired	2011
Year Built	1985
Seniors Housing Triple-net [Member] | Agawam, MA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	10,562
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	10,562
Accumulated Depreciation	236
Year Acquired	2011
Year Built	1967
Seniors Housing Triple-net [Member] | Brick, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	17,125
Cost Capitalized Subsequent to Acquisition	16
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	17,141
Accumulated Depreciation	439
Year Acquired	2010 1999
Seniors Housing Triple-net [Member] | Bridgewater, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	31,810
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	31,810
Accumulated Depreciation	282
Year Acquired	2011 2001
Seniors Housing Triple-net [Member] | Longwood, FL 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	6,445
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	6,445
Accumulated Depreciation	32
Year Acquired	2011
Year Built	2011
Seniors Housing Triple-net [Member] | McMurray, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,440
Initial Cost of Buildings & Improvements	15,805
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,440
Carrying Amount of Buildings and Improvements	15,805
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2011
Seniors Housing Triple-net [Member] | Morton Grove, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900
Initial Cost of Buildings & Improvements	19,374
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900
Carrying Amount of Buildings and Improvements	19,374
Accumulated Depreciation	44
Year Acquired	2010
Year Built	2011
Seniors Housing Triple-net [Member] | San Antonio, TX 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,030
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	13,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	13,360
Accumulated Depreciation	1,755
Year Acquired	2007
Year Built	2004
Seniors Housing Triple-net [Member] | West Bend, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	17,790
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	17,790
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2011
Medical facilities [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	20,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	20,200
Accumulated Depreciation	1,057
Year Acquired	2009
Year Built	2008
Medical facilities [Member] | Amarillo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	72
Initial Cost of Buildings & Improvements	11,928
Cost Capitalized Subsequent to Acquisition	1,400
Carrying Amount of Land	72
Carrying Amount of Buildings and Improvements	13,328
Accumulated Depreciation	2,139
Year Acquired	2005
Year Built	1986
Medical facilities [Member] | Arcadia, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,941
Initial Cost of Land	5,408
Initial Cost of Buildings & Improvements	23,219
Cost Capitalized Subsequent to Acquisition	1,354
Carrying Amount of Land	5,618
Carrying Amount of Buildings and Improvements	24,362
Accumulated Depreciation	4,399
Year Acquired	2006
Year Built	1984
Medical facilities [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,931
Initial Cost of Buildings & Improvements	18,720
Cost Capitalized Subsequent to Acquisition	2,123
Carrying Amount of Land	5,293
Carrying Amount of Buildings and Improvements	20,480
Accumulated Depreciation	4,509
Year Acquired	2006
Year Built	1992
Medical facilities [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,270
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,270
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2010
Year Built	0
Medical facilities [Member] | Bartlett, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,349
Initial Cost of Land	187
Initial Cost of Buildings & Improvements	15,015
Cost Capitalized Subsequent to Acquisition	748
Carrying Amount of Land	187
Carrying Amount of Buildings and Improvements	15,763
Accumulated Depreciation	2,801
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Boynton Beach, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,507
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,692
Cost Capitalized Subsequent to Acquisition	204
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	7,896
Accumulated Depreciation	1,855
Year Acquired	2006
Year Built	1995
Medical facilities [Member] | Boynton Beach, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,043
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,403
Cost Capitalized Subsequent to Acquisition	732
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	8,134
Accumulated Depreciation	1,506
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Boynton Beach, FL 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,187
Initial Cost of Land	109
Initial Cost of Buildings & Improvements	11,235
Cost Capitalized Subsequent to Acquisition	1,009
Carrying Amount of Land	117
Carrying Amount of Buildings and Improvements	12,236
Accumulated Depreciation	2,053
Year Acquired	2007
Year Built	1996
Medical facilities [Member] | Boardman, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	11,787
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	11,787
Accumulated Depreciation	601
Year Acquired	2010
Year Built	2007
Medical facilities [Member] | Boardman, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	12,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	12,800
Accumulated Depreciation	1,292
Year Acquired	2008
Year Built	2008
Medical facilities [Member] | Bellaire, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,551
Initial Cost of Buildings & Improvements	46,105
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,551
Carrying Amount of Buildings and Improvements	46,105
Accumulated Depreciation	6,577
Year Acquired	2006
Year Built	2005
Medical facilities [Member] | Bellaire, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,972
Initial Cost of Buildings & Improvements	33,445
Cost Capitalized Subsequent to Acquisition	1,601
Carrying Amount of Land	2,972
Carrying Amount of Buildings and Improvements	35,046
Accumulated Depreciation	5,677
Year Acquired	2006
Year Built	2005
Medical facilities [Member] | Birmingham, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	52
Initial Cost of Buildings & Improvements	9,950
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	52
Carrying Amount of Buildings and Improvements	9,950
Accumulated Depreciation	1,898
Year Acquired	2006
Year Built	1971
Medical facilities [Member] | Bowling Green, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,800
Initial Cost of Buildings & Improvements	26,700
Cost Capitalized Subsequent to Acquisition	143
Carrying Amount of Land	3,800
Carrying Amount of Buildings and Improvements	26,843
Accumulated Depreciation	2,395
Year Acquired	2008
Year Built	1992
Medical facilities [Member] | Bellevue, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,833
Cost Capitalized Subsequent to Acquisition	519
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,352
Accumulated Depreciation	907
Year Acquired	2010
Year Built	2010
Medical facilities [Member] | Bellevue, NE 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	109,719
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	109,719
Accumulated Depreciation	4,363
Year Acquired	2008
Year Built	2010
Medical facilities [Member] | Boca Raton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,520
Initial Cost of Land	109
Initial Cost of Buildings & Improvements	34,002
Cost Capitalized Subsequent to Acquisition	1,548
Carrying Amount of Land	124
Carrying Amount of Buildings and Improvements	35,535
Accumulated Depreciation	6,255
Year Acquired	2006
Year Built	1995
Medical facilities [Member] | Bridgeton, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	30,221
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	30,221
Accumulated Depreciation	0
Year Acquired	2011
Year Built	2011
Medical facilities [Member] | Cedar Grove, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	113
Initial Cost of Buildings & Improvements	618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	113
Carrying Amount of Buildings and Improvements	618
Accumulated Depreciation	41
Year Acquired	2010
Year Built	1986
Medical facilities [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,238
Initial Cost of Land	132
Initial Cost of Buildings & Improvements	12,829
Cost Capitalized Subsequent to Acquisition	270
Carrying Amount of Land	132
Carrying Amount of Buildings and Improvements	13,099
Accumulated Depreciation	2,346
Year Acquired	2007
Year Built	2005
Medical facilities [Member] | Corpus Christi, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	77
Initial Cost of Buildings & Improvements	3,923
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	77
Carrying Amount of Buildings and Improvements	3,923
Accumulated Depreciation	772
Year Acquired	2005
Year Built	1968
Medical facilities [Member] | Coral Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,598
Initial Cost of Buildings & Improvements	10,627
Cost Capitalized Subsequent to Acquisition	797
Carrying Amount of Land	1,636
Carrying Amount of Buildings and Improvements	11,385
Accumulated Depreciation	2,515
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Dade City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,211
Initial Cost of Buildings & Improvements	5,511
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,211
Carrying Amount of Buildings and Improvements	5,511
Accumulated Depreciation	83
Year Acquired	2011
Year Built	1998
Medical facilities [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,212
Initial Cost of Land	137
Initial Cost of Buildings & Improvements	28,690
Cost Capitalized Subsequent to Acquisition	592
Carrying Amount of Land	137
Carrying Amount of Buildings and Improvements	29,282
Accumulated Depreciation	5,268
Year Acquired	2006
Year Built	1995
Medical facilities [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,152
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	19,407
Cost Capitalized Subsequent to Acquisition	610
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,017
Accumulated Depreciation	2,874
Year Acquired	2007
Year Built	2005
Medical facilities [Member] | Delray Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,882
Initial Cost of Buildings & Improvements	34,767
Cost Capitalized Subsequent to Acquisition	4,288
Carrying Amount of Land	1,941
Carrying Amount of Buildings and Improvements	38,996
Accumulated Depreciation	7,722
Year Acquired	2006
Year Built	1985
Medical facilities [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,350
Initial Cost of Buildings & Improvements	9,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,350
Carrying Amount of Buildings and Improvements	9,320
Accumulated Depreciation	2,867
Year Acquired	2006
Year Built	1980
Medical facilities [Member] | Edina, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,667
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	15,132
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	15,132
Accumulated Depreciation	661
Year Acquired	2010
Year Built	2003
Medical facilities [Member] | El Paso, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,193
Initial Cost of Land	677
Initial Cost of Buildings & Improvements	17,075
Cost Capitalized Subsequent to Acquisition	1,098
Carrying Amount of Land	677
Carrying Amount of Buildings and Improvements	18,173
Accumulated Depreciation	3,545
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | El Paso, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	32,800
Cost Capitalized Subsequent to Acquisition	424
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	33,224
Accumulated Depreciation	4,070
Year Acquired	2008
Year Built	2003
Medical facilities [Member] | El Paso, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,700
Accumulated Depreciation	656
Year Acquired	2008
Year Built	2003
Medical facilities [Member] | El Paso, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	112
Initial Cost of Buildings & Improvements	15,888
Cost Capitalized Subsequent to Acquisition	162
Carrying Amount of Land	112
Carrying Amount of Buildings and Improvements	16,050
Accumulated Depreciation	2,671
Year Acquired	2005
Year Built	1994
Medical facilities [Member] | Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,842
Initial Cost of Buildings & Improvements	26,010
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,842
Carrying Amount of Buildings and Improvements	26,010
Accumulated Depreciation	834
Year Acquired	2010
Year Built	2011
Medical facilities [Member] | Fayetteville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,262
Initial Cost of Land	959
Initial Cost of Buildings & Improvements	7,540
Cost Capitalized Subsequent to Acquisition	592
Carrying Amount of Land	986
Carrying Amount of Buildings and Improvements	8,104
Accumulated Depreciation	1,577
Year Acquired	2006
Year Built	1999
Medical facilities [Member] | Fresno, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	35,800
Cost Capitalized Subsequent to Acquisition	118
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	35,918
Accumulated Depreciation	3,211
Year Acquired	2008
Year Built	1991
Medical facilities [Member] | Franklin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,338
Initial Cost of Buildings & Improvements	12,138
Cost Capitalized Subsequent to Acquisition	709
Carrying Amount of Land	2,338
Carrying Amount of Buildings and Improvements	12,847
Accumulated Depreciation	2,308
Year Acquired	2007
Year Built	1988
Medical facilities [Member] | Franklin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,021
Initial Cost of Land	6,872
Initial Cost of Buildings & Improvements	7,550
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,872
Carrying Amount of Buildings and Improvements	7,550
Accumulated Depreciation	531
Year Acquired	2010
Year Built	1984
Medical facilities [Member] | Frisco, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,057
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	60
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,695
Accumulated Depreciation	3,134
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Frisco, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,309
Cost Capitalized Subsequent to Acquisition	1,380
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,689
Accumulated Depreciation	2,919
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Fort Wayne, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	8,232
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,232
Accumulated Depreciation	963
Year Acquired	2006
Year Built	2006
Medical facilities [Member] | Green Bay, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,590
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,891
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,891
Accumulated Depreciation	925
Year Acquired	2010
Year Built	2002
Medical facilities [Member] | Green Bay, WI 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	20,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,098
Accumulated Depreciation	1,225
Year Acquired	2010
Year Built	2002
Medical facilities [Member] | Glendale, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,126
Initial Cost of Land	37
Initial Cost of Buildings & Improvements	18,398
Cost Capitalized Subsequent to Acquisition	4
Carrying Amount of Land	37
Carrying Amount of Buildings and Improvements	18,402
Accumulated Depreciation	3,092
Year Acquired	2007
Year Built	2002
Medical facilities [Member] | Gallatin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	20
Initial Cost of Buildings & Improvements	19,432
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	20
Carrying Amount of Buildings and Improvements	19,432
Accumulated Depreciation	1,416
Year Acquired	2010
Year Built	1997
Medical facilities [Member] | Greeley, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	877
Initial Cost of Buildings & Improvements	6,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	877
Carrying Amount of Buildings and Improvements	6,707
Accumulated Depreciation	1,366
Year Acquired	2007
Year Built	1997
Medical facilities [Member] | Germantown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,049
Initial Cost of Buildings & Improvements	12,456
Cost Capitalized Subsequent to Acquisition	562
Carrying Amount of Land	3,049
Carrying Amount of Buildings and Improvements	13,017
Accumulated Depreciation	2,264
Year Acquired	2006
Year Built	2002
Medical facilities [Member] | Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	970
Initial Cost of Buildings & Improvements	10,032
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	970
Carrying Amount of Buildings and Improvements	10,032
Accumulated Depreciation	478
Year Acquired	2010
Year Built	2005
Medical facilities [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,395
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,395
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2011
Year Built
Medical facilities [Member] | Jupiter, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,106
Initial Cost of Land	2,252
Initial Cost of Buildings & Improvements	11,415
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	2,252
Carrying Amount of Buildings and Improvements	11,488
Accumulated Depreciation	2,443
Year Acquired	2006
Year Built	2001
Medical facilities [Member] | Jupiter, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,422
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	5,858
Cost Capitalized Subsequent to Acquisition	2,868
Carrying Amount of Land	2,825
Carrying Amount of Buildings and Improvements	5,901
Accumulated Depreciation	1,218
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Killeen, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	22,667
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	22,667
Accumulated Depreciation	1,000
Year Acquired	2010
Year Built	2010
Medical facilities [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,886
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,058
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,058
Accumulated Depreciation	1,098
Year Acquired	2010
Year Built	1993
Medical facilities [Member] | Lafayette, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,928
Initial Cost of Buildings & Improvements	10,483
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	1,928
Carrying Amount of Buildings and Improvements	10,509
Accumulated Depreciation	2,034
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Lenexa, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,177
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	16,013
Cost Capitalized Subsequent to Acquisition	1,730
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	17,743
Accumulated Depreciation	860
Year Acquired	2010
Year Built	2008
Medical facilities [Member] | Los Gatos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	488
Initial Cost of Buildings & Improvements	22,386
Cost Capitalized Subsequent to Acquisition	1,055
Carrying Amount of Land	488
Carrying Amount of Buildings and Improvements	23,440
Accumulated Depreciation	4,561
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Lakeway, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,484
Initial Cost of Buildings & Improvements	24,886
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,484
Carrying Amount of Buildings and Improvements	24,886
Accumulated Depreciation	53
Year Acquired	2007
Year Built	2011
Medical facilities [Member] | Lawrenceville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,279
Initial Cost of Buildings & Improvements	10,732
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	2,305
Carrying Amount of Buildings and Improvements	10,827
Accumulated Depreciation	2,132
Year Acquired	2006
Year Built	2001
Medical facilities [Member] | Lawrenceville, GA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,054
Initial Cost of Buildings & Improvements	4,974
Cost Capitalized Subsequent to Acquisition	92
Carrying Amount of Land	1,077
Carrying Amount of Buildings and Improvements	5,044
Accumulated Depreciation	1,030
Year Acquired	2006
Year Built	2002
Medical facilities [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,962
Initial Cost of Land	1,420
Initial Cost of Buildings & Improvements	29,692
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,420
Carrying Amount of Buildings and Improvements	29,692
Accumulated Depreciation	1,835
Year Acquired	2010
Year Built	2003
Medical facilities [Member] | Loxahatchee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,637
Initial Cost of Buildings & Improvements	5,048
Cost Capitalized Subsequent to Acquisition	786
Carrying Amount of Land	1,652
Carrying Amount of Buildings and Improvements	5,819
Accumulated Depreciation	1,007
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Loxahatchee, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	6,509
Cost Capitalized Subsequent to Acquisition	33
Carrying Amount of Land	1,345
Carrying Amount of Buildings and Improvements	6,537
Accumulated Depreciation	1,257
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Loxahatchee, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,651
Initial Cost of Land	1,553
Initial Cost of Buildings & Improvements	4,694
Cost Capitalized Subsequent to Acquisition	554
Carrying Amount of Land	1,567
Carrying Amount of Buildings and Improvements	5,234
Accumulated Depreciation	913
Year Acquired	2006
Year Built	1994
Medical facilities [Member] | Los Alamitos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,067
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	383
Carrying Amount of Land	39
Carrying Amount of Buildings and Improvements	18,979
Accumulated Depreciation	3,158
Year Acquired	2007
Year Built	2003
Medical facilities [Member] | Lake St Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	11,937
Cost Capitalized Subsequent to Acquisition	1,947
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	13,884
Accumulated Depreciation	664
Year Acquired	2010
Year Built	2008
Medical facilities [Member] | Las Vegas, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,923
Initial Cost of Land	74
Initial Cost of Buildings & Improvements	15,287
Cost Capitalized Subsequent to Acquisition	321
Carrying Amount of Land	74
Carrying Amount of Buildings and Improvements	15,608
Accumulated Depreciation	3,212
Year Acquired	2006
Year Built	2000
Medical facilities [Member] | Las Vegas, NV 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	952
Initial Cost of Buildings & Improvements	9,618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	952
Carrying Amount of Buildings and Improvements	9,618
Accumulated Depreciation	1,504
Year Acquired	2006
Year Built	1991
Medical facilities [Member] | Las Vegas, NV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,006
Initial Cost of Buildings & Improvements	10,255
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,006
Carrying Amount of Buildings and Improvements	10,255
Accumulated Depreciation	1,644
Year Acquired	2006
Year Built	1991
Medical facilities [Member] | Las Vegas, NV 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,182
Initial Cost of Buildings & Improvements	17,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,182
Carrying Amount of Buildings and Improvements	17,200
Accumulated Depreciation	2,947
Year Acquired	2006
Year Built	1995
Medical facilities [Member] | Las Vegas, NV 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,595
Initial Cost of Buildings & Improvements	17,902
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,595
Carrying Amount of Buildings and Improvements	17,902
Accumulated Depreciation	2,854
Year Acquired	2006
Year Built	1982
Medical facilities [Member] | Lakewood, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	146
Initial Cost of Buildings & Improvements	14,885
Cost Capitalized Subsequent to Acquisition	859
Carrying Amount of Land	146
Carrying Amount of Buildings and Improvements	15,744
Accumulated Depreciation	2,616
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,134
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,134
Accumulated Depreciation	2,327
Year Acquired	2008
Year Built	2006
Medical facilities [Member] | Merrillville, IN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	11,699
Cost Capitalized Subsequent to Acquisition	154
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	11,853
Accumulated Depreciation	1,159
Year Acquired	2007
Year Built	2008
Medical facilities [Member] | Marinette, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,949
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,538
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	13,538
Accumulated Depreciation	991
Year Acquired	2010
Year Built	2002
Medical facilities [Member] | Malabar, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,000
Initial Cost of Buildings & Improvements	12,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,000
Carrying Amount of Buildings and Improvements	12,000
Accumulated Depreciation	300
Year Acquired	2010
Year Built	2008
Medical facilities [Member] | Middletown, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,756
Initial Cost of Buildings & Improvements	20,364
Cost Capitalized Subsequent to Acquisition	568
Carrying Amount of Land	1,756
Carrying Amount of Buildings and Improvements	20,932
Accumulated Depreciation	5,148
Year Acquired	2006
Year Built	1998
Medical facilities [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,558
Initial Cost of Buildings & Improvements	9,561
Cost Capitalized Subsequent to Acquisition	268
Carrying Amount of Land	1,558
Carrying Amount of Buildings and Improvements	9,829
Accumulated Depreciation	1,985
Year Acquired	2008
Year Built	1989
Medical facilities [Member] | Meridian, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,600
Initial Cost of Buildings & Improvements	20,802
Cost Capitalized Subsequent to Acquisition	251
Carrying Amount of Land	3,600
Carrying Amount of Buildings and Improvements	21,053
Accumulated Depreciation	2,676
Year Acquired	2006
Year Built	2008
Medical facilities [Member] | Marlton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	38,300
Cost Capitalized Subsequent to Acquisition	207
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	38,507
Accumulated Depreciation	3,435
Year Acquired	2008
Year Built	1994
Medical facilities [Member] | Morrow, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	818
Initial Cost of Buildings & Improvements	8,064
Cost Capitalized Subsequent to Acquisition	184
Carrying Amount of Land	834
Carrying Amount of Buildings and Improvements	8,232
Accumulated Depreciation	1,617
Year Acquired	2007
Year Built	1990
Medical facilities [Member] | Mount Juliet, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,849
Initial Cost of Land	1,566
Initial Cost of Buildings & Improvements	11,697
Cost Capitalized Subsequent to Acquisition	554
Carrying Amount of Land	1,566
Carrying Amount of Buildings and Improvements	12,251
Accumulated Depreciation	2,180
Year Acquired	2007
Year Built	2005
Medical facilities [Member] | Muskego, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,727
Initial Cost of Land	964
Initial Cost of Buildings & Improvements	2,159
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	964
Carrying Amount of Buildings and Improvements	2,159
Accumulated Depreciation	131
Year Acquired	2010
Year Built	1993
Medical facilities [Member] | Milwaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,874
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	8,457
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	8,457
Accumulated Depreciation	556
Year Acquired	2010
Year Built	1930
Medical facilities [Member] | Milwaukee, WI 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,904
Initial Cost of Land	1,425
Initial Cost of Buildings & Improvements	11,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,425
Carrying Amount of Buildings and Improvements	11,520
Accumulated Depreciation	988
Year Acquired	2010
Year Built	1962
Medical facilities [Member] | Milwaukee, WI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,659
Initial Cost of Land	922
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	922
Carrying Amount of Buildings and Improvements	2,185
Accumulated Depreciation	234
Year Acquired	2010
Year Built	1958
Medical facilities [Member] | Milwaukee, WI 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	24,416
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	44,535
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	44,535
Accumulated Depreciation	2,650
Year Acquired	2010
Year Built	1983
Medical facilities [Member] | Midwest City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	146
Initial Cost of Buildings & Improvements	3,854
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	146
Carrying Amount of Buildings and Improvements	3,854
Accumulated Depreciation	739
Year Acquired	2005
Year Built	1996
Medical facilities [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,000
Initial Cost of Buildings & Improvements	69,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,000
Carrying Amount of Buildings and Improvements	69,000
Accumulated Depreciation	1,725
Year Acquired	2010
Year Built	2009
Medical facilities [Member] | Melbourne, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	24,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	24,400
Accumulated Depreciation	610
Year Acquired	2010
Year Built	2003
Medical facilities [Member] | Melbourne, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	9,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	9,400
Accumulated Depreciation	235
Year Acquired	2010
Year Built	1986
Medical facilities [Member] | Merced, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,772
Cost Capitalized Subsequent to Acquisition	927
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,699
Accumulated Depreciation	942
Year Acquired	2009
Year Built	2010
Medical facilities [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,806
Initial Cost of Buildings & Improvements	7,165
Cost Capitalized Subsequent to Acquisition	988
Carrying Amount of Land	1,806
Carrying Amount of Buildings and Improvements	8,153
Accumulated Depreciation	1,890
Year Acquired	2006
Year Built	1986
Medical facilities [Member] | Nashville, TN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,300
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	7,148
Carrying Amount of Land	11,448
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2010
Year Built	0
Medical facilities [Member] | New Berlin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,630
Initial Cost of Land	3,739
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,739
Carrying Amount of Buildings and Improvements	8,290
Accumulated Depreciation	547
Year Acquired	2010
Year Built	1993
Medical facilities [Member] | Niagara Falls, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,145
Initial Cost of Buildings & Improvements	10,574
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,145
Carrying Amount of Buildings and Improvements	10,574
Accumulated Depreciation	2,324
Year Acquired	2007
Year Built	1990
Medical facilities [Member] | Orange Village, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	7,419
Cost Capitalized Subsequent to Acquisition	55
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	7,473
Accumulated Depreciation	1,693
Year Acquired	2007
Year Built	1985
Medical facilities [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,339
Accumulated Depreciation	1,107
Year Acquired	2010
Year Built	2000
Medical facilities [Member] | Oshkosh, WI 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,834
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,881
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	15,881
Accumulated Depreciation	949
Year Acquired	2010
Year Built	2000
Medical facilities [Member] | Palm Springs, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	365
Initial Cost of Buildings & Improvements	12,396
Cost Capitalized Subsequent to Acquisition	1,021
Carrying Amount of Land	365
Carrying Amount of Buildings and Improvements	13,417
Accumulated Depreciation	2,486
Year Acquired	2006
Year Built	1998
Medical facilities [Member] | Palm Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,717
Initial Cost of Land	739
Initial Cost of Buildings & Improvements	4,066
Cost Capitalized Subsequent to Acquisition	53
Carrying Amount of Land	739
Carrying Amount of Buildings and Improvements	4,119
Accumulated Depreciation	864
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Palm Springs, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,182
Initial Cost of Buildings & Improvements	7,765
Cost Capitalized Subsequent to Acquisition	81
Carrying Amount of Land	1,182
Carrying Amount of Buildings and Improvements	7,846
Accumulated Depreciation	1,699
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Pearland, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	781
Initial Cost of Buildings & Improvements	5,517
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	781
Carrying Amount of Buildings and Improvements	5,570
Accumulated Depreciation	1,136
Year Acquired	2006
Year Built	2000
Medical facilities [Member] | Pearland, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,700
Initial Cost of Land	948
Initial Cost of Buildings & Improvements	4,556
Cost Capitalized Subsequent to Acquisition	105
Carrying Amount of Land	948
Carrying Amount of Buildings and Improvements	4,661
Accumulated Depreciation	893
Year Acquired	2006
Year Built	2002
Medical facilities [Member] | Phoenix, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,149
Initial Cost of Buildings & Improvements	48,018
Cost Capitalized Subsequent to Acquisition	9,537
Carrying Amount of Land	1,149
Carrying Amount of Buildings and Improvements	57,556
Accumulated Depreciation	9,101
Year Acquired	2006
Year Built	1998
Medical facilities [Member] | Pineville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	961
Initial Cost of Buildings & Improvements	6,974
Cost Capitalized Subsequent to Acquisition	1,604
Carrying Amount of Land	1,069
Carrying Amount of Buildings and Improvements	8,470
Accumulated Depreciation	1,467
Year Acquired	2006
Year Built	1988
Medical facilities [Member] | Plantation, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,615
Initial Cost of Land	8,563
Initial Cost of Buildings & Improvements	10,666
Cost Capitalized Subsequent to Acquisition	2,037
Carrying Amount of Land	8,575
Carrying Amount of Buildings and Improvements	12,691
Accumulated Depreciation	3,186
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Plantation, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,945
Initial Cost of Land	8,848
Initial Cost of Buildings & Improvements	9,262
Cost Capitalized Subsequent to Acquisition	172
Carrying Amount of Land	8,896
Carrying Amount of Buildings and Improvements	9,385
Accumulated Depreciation	4,411
Year Acquired	2006
Year Built	1996
Medical facilities [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,423
Initial Cost of Buildings & Improvements	20,752
Cost Capitalized Subsequent to Acquisition	18
Carrying Amount of Land	5,423
Carrying Amount of Buildings and Improvements	20,770
Accumulated Depreciation	4,487
Year Acquired	2008
Year Built	2007
Medical facilities [Member] | Plano, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	195
Initial Cost of Buildings & Improvements	14,805
Cost Capitalized Subsequent to Acquisition	500
Carrying Amount of Land	195
Carrying Amount of Buildings and Improvements	15,305
Accumulated Depreciation	2,528
Year Acquired	2005
Year Built	1995
Medical facilities [Member] | Plymouth, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,722
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	1,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	1,870
Accumulated Depreciation	138
Year Acquired	2010
Year Built	1991
Medical facilities [Member] | Palmer, AK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,478
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	29,705
Cost Capitalized Subsequent to Acquisition	628
Carrying Amount of Land	217
Carrying Amount of Buildings and Improvements	30,116
Accumulated Depreciation	4,739
Year Acquired	2007
Year Built	2006
Medical facilities [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	866
Initial Cost of Buildings & Improvements	12,756
Cost Capitalized Subsequent to Acquisition	785
Carrying Amount of Land	866
Carrying Amount of Buildings and Improvements	13,540
Accumulated Depreciation	2,255
Year Acquired	2006
Year Built	1990
Medical facilities [Member] | San Antonio, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050
Initial Cost of Buildings & Improvements	16,251
Cost Capitalized Subsequent to Acquisition	1,473
Carrying Amount of Land	2,050
Carrying Amount of Buildings and Improvements	17,724
Accumulated Depreciation	4,636
Year Acquired	2006
Year Built	1999
Medical facilities [Member] | San Antonio, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,303
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,303
Accumulated Depreciation	3,061
Year Acquired	2007
Year Built	2007
Medical facilities [Member] | San Bernardino, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	14,300
Cost Capitalized Subsequent to Acquisition	462
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	14,762
Accumulated Depreciation	1,243
Year Acquired	2008
Year Built	1993
Medical facilities [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,003
Cost Capitalized Subsequent to Acquisition	1,464
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	23,467
Accumulated Depreciation	1,897
Year Acquired	2008
Year Built	1992
Medical facilities [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,360
Initial Cost of Buildings & Improvements	19,140
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,360
Carrying Amount of Buildings and Improvements	19,140
Accumulated Depreciation	168
Year Acquired	2011
Year Built	2006
Medical facilities [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,410
Initial Cost of Buildings & Improvements	35,787
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,410
Carrying Amount of Buildings and Improvements	35,787
Accumulated Depreciation	1,439
Year Acquired	2010
Year Built	2010
Medical facilities [Member] | Shakopee, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,090
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	11,360
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	11,368
Accumulated Depreciation	556
Year Acquired	2010
Year Built	1996
Medical facilities [Member] | Shakopee, MN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,065
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	18,089
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	18,089
Accumulated Depreciation	626
Year Acquired	2010
Year Built	2007
Medical facilities [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,768
Initial Cost of Land	1,012
Initial Cost of Buildings & Improvements	2,216
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,012
Carrying Amount of Buildings and Improvements	2,216
Accumulated Depreciation	166
Year Acquired	2010
Year Built	1958
Medical facilities [Member] | Somerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	22,244
Cost Capitalized Subsequent to Acquisition	2
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	22,246
Accumulated Depreciation	1,901
Year Acquired	2008
Year Built	2007
Medical facilities [Member] | St. Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,433
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,247
Cost Capitalized Subsequent to Acquisition	1,101
Carrying Amount of Land	336
Carrying Amount of Buildings and Improvements	18,012
Accumulated Depreciation	3,254
Year Acquired	2007
Year Built	2001
Medical facilities [Member] | Suffolk, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530
Initial Cost of Buildings & Improvements	10,979
Cost Capitalized Subsequent to Acquisition	154
Carrying Amount of Land	1,530
Carrying Amount of Buildings and Improvements	11,133
Accumulated Depreciation	914
Year Acquired	2010
Year Built	2007
Medical facilities [Member] | Summit, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,899
Initial Cost of Buildings & Improvements	87,666
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,899
Carrying Amount of Buildings and Improvements	87,666
Accumulated Depreciation	8,277
Year Acquired	2008
Year Built	2009
Medical facilities [Member] | Sewell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	53,360
Cost Capitalized Subsequent to Acquisition	4,149
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	57,509
Accumulated Depreciation	5,653
Year Acquired	2007
Year Built	2009
Medical facilities [Member] | Stafford, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,260
Cost Capitalized Subsequent to Acquisition	304
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,564
Accumulated Depreciation	910
Year Acquired	2008
Year Built	2009
Medical facilities [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,302
Initial Cost of Buildings & Improvements	4,925
Cost Capitalized Subsequent to Acquisition	541
Carrying Amount of Land	1,302
Carrying Amount of Buildings and Improvements	5,466
Accumulated Depreciation	1,080
Year Acquired	2008
Year Built	1995
Medical facilities [Member] | Tallahassee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,719
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,719
Accumulated Depreciation	566
Year Acquired	2010
Year Built	2011
Medical facilities [Member] | Tomball, Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,404
Initial Cost of Buildings & Improvements	5,071
Cost Capitalized Subsequent to Acquisition	638
Carrying Amount of Land	1,404
Carrying Amount of Buildings and Improvements	5,709
Accumulated Depreciation	1,443
Year Acquired	2006
Year Built	1982
Medical facilities [Member] | Trussville, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,336
Initial Cost of Buildings & Improvements	2,177
Cost Capitalized Subsequent to Acquisition	139
Carrying Amount of Land	1,351
Carrying Amount of Buildings and Improvements	2,301
Accumulated Depreciation	980
Year Acquired	2006
Year Built	1990
Medical facilities [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,003
Initial Cost of Buildings & Improvements	6,025
Cost Capitalized Subsequent to Acquisition	20
Carrying Amount of Land	3,003
Carrying Amount of Buildings and Improvements	6,045
Accumulated Depreciation	1,631
Year Acquired	2006
Year Built	1992
Medical facilities [Member] | Viera, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,600
Initial Cost of Buildings & Improvements	10,600
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,600
Carrying Amount of Buildings and Improvements	10,600
Accumulated Depreciation	265
Year Acquired	2010
Year Built	1998
Medical facilities [Member] | Van Nuys, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	36,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	36,187
Accumulated Depreciation	2,187
Year Acquired	2009
Year Built	1991
Medical facilities [Member] | Pewaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,700
Initial Cost of Buildings & Improvements	20,669
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,700
Carrying Amount of Buildings and Improvements	20,669
Accumulated Depreciation	3,066
Year Acquired	2007
Year Built	2007
Medical facilities [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	5,940
Cost Capitalized Subsequent to Acquisition	8,178
Carrying Amount of Land	2,418
Carrying Amount of Buildings and Improvements	12,060
Accumulated Depreciation	2,549
Year Acquired	2006
Year Built	1991
Medical facilities [Member] | Wellington, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,197
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,697
Cost Capitalized Subsequent to Acquisition	497
Carrying Amount of Land	388
Carrying Amount of Buildings and Improvements	13,806
Accumulated Depreciation	2,178
Year Acquired	2007
Year Built	2003
Medical facilities [Member] | Wellington, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,909
Initial Cost of Land	107
Initial Cost of Buildings & Improvements	16,933
Cost Capitalized Subsequent to Acquisition	226
Carrying Amount of Land	107
Carrying Amount of Buildings and Improvements	17,158
Accumulated Depreciation	2,710
Year Acquired	2006
Year Built	2000
Medical facilities [Member] | West Palm Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,819
Initial Cost of Land	628
Initial Cost of Buildings & Improvements	14,740
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	628
Carrying Amount of Buildings and Improvements	14,861
Accumulated Depreciation	2,774
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | West Palm Beach, FL [1 Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,293
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	14,618
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	14,733
Accumulated Depreciation	3,365
Year Acquired	2006
Year Built	1991
Medical facilities [Member] | West Allis, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,379
Initial Cost of Land	1,106
Initial Cost of Buildings & Improvements	3,309
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,106
Carrying Amount of Buildings and Improvements	3,309
Accumulated Depreciation	295
Year Acquired	2010
Year Built	1961
Medical facilities [Member] | West Seneca, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,357
Initial Cost of Land	917
Initial Cost of Buildings & Improvements	22,435
Cost Capitalized Subsequent to Acquisition	1,296
Carrying Amount of Land	1,447
Carrying Amount of Buildings and Improvements	23,201
Accumulated Depreciation	4,013
Year Acquired	2007
Year Built	1990
Medical facilities [Member] | Yorkville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,419
Initial Cost of Buildings & Improvements	2,816
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	1,419
Carrying Amount of Buildings and Improvements	2,889
Accumulated Depreciation	782
Year Acquired	2006
Year Built	1980
Medical facilities [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,404
Initial Cost of Buildings & Improvements	24,251
Cost Capitalized Subsequent to Acquisition	1,248
Carrying Amount of Land	6,404
Carrying Amount of Buildings and Improvements	25,499
Accumulated Depreciation	4,038
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Alpharetta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	233
Initial Cost of Buildings & Improvements	18,205
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	233
Carrying Amount of Buildings and Improvements	18,205
Accumulated Depreciation	42
Year Acquired	2011
Year Built	1993
Medical facilities [Member] | Alpharetta, GA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	498
Initial Cost of Buildings & Improvements	32,729
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	498
Carrying Amount of Buildings and Improvements	32,729
Accumulated Depreciation	60
Year Acquired	2011
Year Built	1999
Medical facilities [Member] | Alpharetta, GA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	417
Initial Cost of Buildings & Improvements	14,406
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	417
Carrying Amount of Buildings and Improvements	14,406
Accumulated Depreciation	0
Year Acquired	2011
Year Built	2003
Medical facilities [Member] | Alpharetta, GA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	163
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	163
Accumulated Depreciation	0
Year Acquired	2011
Year Built
Medical facilities [Member] | Alpharetta, GA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	628
Initial Cost of Buildings & Improvements	16,063
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	628
Carrying Amount of Buildings and Improvements	16,063
Accumulated Depreciation	0
Year Acquired	2011
Year Built	2007
Medical facilities [Member] | Boerne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	13,463
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	13,463
Accumulated Depreciation	28
Year Acquired	2011
Year Built	2007
Medical facilities [Member] | Burleson, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10
Initial Cost of Buildings & Improvements	11,619
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10
Carrying Amount of Buildings and Improvements	11,619
Accumulated Depreciation	319
Year Acquired	2011
Year Built	2007
Medical facilities [Member] | Carmel, IN 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	18,820
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	18,820
Accumulated Depreciation	560
Year Acquired	2011
Year Built	2005
Medical facilities [Member] | Carmel, IN 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,152
Initial Cost of Buildings & Improvements	18,591
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,152
Carrying Amount of Buildings and Improvements	18,591
Accumulated Depreciation	323
Year Acquired	2011
Year Built	2007
Medical facilities [Member] | Dayton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	6,515
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	6,515
Accumulated Depreciation	171
Year Acquired	2011
Year Built	1988
Medical facilities [Member] | Deerfield Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,873
Initial Cost of Land	2,408
Initial Cost of Buildings & Improvements	7,482
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,408
Carrying Amount of Buildings and Improvements	7,482
Accumulated Depreciation	146
Year Acquired	2011
Year Built	2001
Medical facilities [Member] | Mechanicsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,650
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,650
Accumulated Depreciation	152
Year Acquired	2011
Year Built	1976
Medical facilities [Member] | Merriam, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176
Initial Cost of Buildings & Improvements	7,189
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	176
Carrying Amount of Buildings and Improvements	7,189
Accumulated Depreciation	629
Year Acquired	2011
Year Built	1972
Medical facilities [Member] | Merriam, KS 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	81
Initial Cost of Buildings & Improvements	3,122
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	81
Carrying Amount of Buildings and Improvements	3,122
Accumulated Depreciation	105
Year Acquired	2011
Year Built	1980
Medical facilities [Member] | Merriam, KS 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	336
Initial Cost of Buildings & Improvements	13,605
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	336
Carrying Amount of Buildings and Improvements	13,605
Accumulated Depreciation	770
Year Acquired	2011
Year Built	1977
Medical facilities [Member] | Merriam, KS 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,637
Initial Cost of Land	182
Initial Cost of Buildings & Improvements	7,393
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	182
Carrying Amount of Buildings and Improvements	7,393
Accumulated Depreciation	488
Year Acquired	2011
Year Built	1985
Medical facilities [Member] | Portland, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,963
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	25,500
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	25,500
Accumulated Depreciation	107
Year Acquired	2011
Year Built	2008
Medical facilities [Member] | Raleigh, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,486
Initial Cost of Buildings & Improvements	11,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,486
Carrying Amount of Buildings and Improvements	11,200
Accumulated Depreciation	292
Year Acquired	2011
Year Built	2007
Medical facilities [Member] | Rolla, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,931
Initial Cost of Buildings & Improvements	48,224
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,931
Carrying Amount of Buildings and Improvements	48,224
Accumulated Depreciation	95
Year Acquired	2011
Year Built	2009
Medical facilities [Member] | Roswell, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,921
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	5,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	5,900
Accumulated Depreciation	0
Year Acquired	2011
Year Built	2004
Medical facilities [Member] | Roswell, NM 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,358
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	16,500
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,500
Accumulated Depreciation	0
Year Acquired	2011
Year Built	2006
Medical facilities [Member] | Roswell, NM 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,880
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,880
Accumulated Depreciation	0
Year Acquired	2011
Year Built	2009
Medical facilities [Member] | Ruston, LA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710
Initial Cost of Buildings & Improvements	9,790
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	710
Carrying Amount of Buildings and Improvements	9,790
Accumulated Depreciation	97
Year Acquired	2011
Year Built	1988
Medical facilities [Member] | St. Paul, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,460
Initial Cost of Land	2,681
Initial Cost of Buildings & Improvements	39,507
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,681
Carrying Amount of Buildings and Improvements	39,507
Accumulated Depreciation	959
Year Acquired	2011
Year Built	2007
Medical facilities [Member] | Suffern, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	622
Initial Cost of Buildings & Improvements	35,220
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	622
Carrying Amount of Buildings and Improvements	35,220
Accumulated Depreciation	74
Year Acquired	2011
Year Built	2007
Medical facilities [Member] | Tampa, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,319
Initial Cost of Buildings & Improvements	12,234
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,319
Carrying Amount of Buildings and Improvements	12,234
Accumulated Depreciation	158
Year Acquired	2011
Year Built	2003
Medical facilities [Member] | Virginia Beach, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	827
Initial Cost of Buildings & Improvements	18,289
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	827
Carrying Amount of Buildings and Improvements	18,289
Accumulated Depreciation	673
Year Acquired	2011
Year Built	2007
Medical facilities [Member] | Zephyrhills, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,875
Initial Cost of Buildings & Improvements	23,907
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,875
Carrying Amount of Buildings and Improvements	23,907
Accumulated Depreciation	299
Year Acquired	2011
Year Built	1993
Medical facilities [Member] | Birmingham, AL 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	124
Initial Cost of Buildings & Improvements	12,238
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	124
Carrying Amount of Buildings and Improvements	12,238
Accumulated Depreciation	2,206
Year Acquired	2006
Year Built	1985
Medical facilities [Member] | Birmingham, AL 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	476
Initial Cost of Buildings & Improvements	18,994
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	476
Carrying Amount of Buildings and Improvements	18,994
Accumulated Depreciation	3,100
Year Acquired	2006
Year Built	1989
Medical facilities [Member] | Bridgeton, MO 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,649
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	21,221
Cost Capitalized Subsequent to Acquisition	2
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	21,223
Accumulated Depreciation	1,209
Year Acquired	2010
Year Built	2006
Medical facilities [Member] | Clarkson Valley, MO 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	35,592
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	35,592
Accumulated Depreciation	2,287
Year Acquired	2009
Year Built	2010
Medical facilities [Member] | Fort Worth, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	13,615
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	13,615
Accumulated Depreciation	277
Year Acquired	2010
Year Built	2011
Medical facilities [Member] | Green Bay, WI 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,696
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,696
Accumulated Depreciation	990
Year Acquired	2011
Year Built	2002
Medical facilities [Member] | Lakeway, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,801
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,801
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2007
Year Built	0
Medical facilities [Member] | Las Vegas, NV 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,319
Initial Cost of Buildings & Improvements	4,612
Cost Capitalized Subsequent to Acquisition	607
Carrying Amount of Land	2,319
Carrying Amount of Buildings and Improvements	5,218
Accumulated Depreciation	972
Year Acquired	2006
Year Built	1991
Medical facilities [Member] | Las Vegas, NV 6 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,025
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	6,921
Cost Capitalized Subsequent to Acquisition	499
Carrying Amount of Land	433
Carrying Amount of Buildings and Improvements	6,987
Accumulated Depreciation	1,282
Year Acquired	2007
Year Built	1997
Medical facilities [Member] | Las Vegas, NV 8 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,127
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,127
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2007
Year Built	0
Medical facilities [Member] | Las Vegas, NV 9 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	23,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	23,420
Accumulated Depreciation	209
Year Acquired	2011
Year Built	2002
Medical facilities [Member] | Melbourne, FL 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	367
Initial Cost of Buildings & Improvements	458
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	367
Carrying Amount of Buildings and Improvements	458
Accumulated Depreciation	10
Year Acquired	2011
Year Built	1979
Medical facilities [Member] | Murrieta, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	46,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	46,520
Accumulated Depreciation	1,682
Year Acquired	2010
Year Built	2011
Medical facilities [Member] | Murrieta, CA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,800
Initial Cost of Buildings & Improvements	202,412
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,800
Carrying Amount of Buildings and Improvements	202,412
Accumulated Depreciation	3,333
Year Acquired	2008
Year Built	2010
Medical facilities [Member] | Niagara Falls, NY 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	388
Initial Cost of Buildings & Improvements	7,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	388
Carrying Amount of Buildings and Improvements	7,870
Accumulated Depreciation	1,243
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Oro Valley, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,586
Initial Cost of Land	89
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	546
Carrying Amount of Land	89
Carrying Amount of Buildings and Improvements	18,885
Accumulated Depreciation	3,070
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Redmond, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,015
Initial Cost of Buildings & Improvements	26,697
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,015
Carrying Amount of Buildings and Improvements	26,697
Accumulated Depreciation	1,025
Year Acquired	2010
Year Built	2011
Seniors Housing Operating [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,317,849
Initial Cost of Land	223,614
Initial Cost of Buildings & Improvements	2,678,007
Cost Capitalized Subsequent to Acquisition	108,366
Carrying Amount of Land	228,859
Carrying Amount of Buildings and Improvements	2,781,126
Accumulated Depreciation	218,031
Seniors Housing Operating [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,688
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	10,044
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	10,044
Accumulated Depreciation	724
Year Acquired	2011
Year Built	1996
Seniors Housing Operating [Member] | Albertville, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,088
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	6,203
Cost Capitalized Subsequent to Acquisition	116
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	6,319
Accumulated Depreciation	490
Year Acquired	2010
Year Built	1999
Seniors Housing Operating [Member] | Albuquerque, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,772
Initial Cost of Land	1,270
Initial Cost of Buildings & Improvements	20,837
Cost Capitalized Subsequent to Acquisition	80
Carrying Amount of Land	1,270
Carrying Amount of Buildings and Improvements	20,917
Accumulated Depreciation	1,386
Year Acquired	2010
Year Built	1984
Seniors Housing Operating [Member] | Apple Valley, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,126
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	16,639
Cost Capitalized Subsequent to Acquisition	66
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	16,705
Accumulated Depreciation	1,651
Year Acquired	2010
Year Built	1999
Seniors Housing Operating [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,889
Initial Cost of Land	2,058
Initial Cost of Buildings & Improvements	14,914
Cost Capitalized Subsequent to Acquisition	606
Carrying Amount of Land	2,059
Carrying Amount of Buildings and Improvements	15,518
Accumulated Depreciation	8,666
Year Acquired	1997
Year Built	1999
Seniors Housing Operating [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,550
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	9,520
Cost Capitalized Subsequent to Acquisition	512
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	10,032
Accumulated Depreciation	3,529
Year Acquired	1999
Year Built	1998
Seniors Housing Operating [Member] | Azusa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	3,141
Cost Capitalized Subsequent to Acquisition	6,000
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	9,141
Accumulated Depreciation	1,295
Year Acquired	1998
Year Built	1988
Seniors Housing Operating [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,979
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	19,861
Cost Capitalized Subsequent to Acquisition	59
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	19,920
Accumulated Depreciation	1,836
Year Acquired	2010
Year Built	1996
Seniors Housing Operating [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,100
Initial Cost of Buildings & Improvements	14,616
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,100
Carrying Amount of Buildings and Improvements	14,616
Accumulated Depreciation	920
Year Acquired	2011
Year Built	1995
Seniors Housing Operating [Member] | Citrus Heights, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,373
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	31,876
Cost Capitalized Subsequent to Acquisition	153
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	32,029
Accumulated Depreciation	2,960
Year Acquired	2010
Year Built	1997
Seniors Housing Operating [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	9,655
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	9,655
Accumulated Depreciation	614
Year Acquired	2011
Year Built	2009
Seniors Housing Operating [Member] | Davenport, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,403
Initial Cost of Buildings & Improvements	35,893
Cost Capitalized Subsequent to Acquisition	1,805
Carrying Amount of Land	1,403
Carrying Amount of Buildings and Improvements	37,699
Accumulated Depreciation	2,149
Year Acquired	2006
Year Built	2009
Seniors Housing Operating [Member] | Dublin, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,181
Initial Cost of Land	1,680
Initial Cost of Buildings & Improvements	43,423
Cost Capitalized Subsequent to Acquisition	196
Carrying Amount of Land	1,680
Carrying Amount of Buildings and Improvements	43,619
Accumulated Depreciation	2,225
Year Acquired	2010
Year Built	1990
Seniors Housing Operating [Member] | Encinitas, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,721
Cost Capitalized Subsequent to Acquisition	163
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	7,884
Accumulated Depreciation	2,595
Year Acquired	2000
Year Built	2000
Seniors Housing Operating [Member] | Florence, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,342
Initial Cost of Land	353
Initial Cost of Buildings & Improvements	13,049
Cost Capitalized Subsequent to Acquisition	125
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	13,177
Accumulated Depreciation	1,168
Year Acquired	2010
Year Built	1999
Seniors Housing Operating [Member] | Fremont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,028
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	25,300
Cost Capitalized Subsequent to Acquisition	1,527
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	26,827
Accumulated Depreciation	4,183
Year Acquired	2005
Year Built	1987
Seniors Housing Operating [Member] | Gardnerville, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,943
Initial Cost of Land	1,143
Initial Cost of Buildings & Improvements	10,831
Cost Capitalized Subsequent to Acquisition	653
Carrying Amount of Land	1,144
Carrying Amount of Buildings and Improvements	11,482
Accumulated Depreciation	6,832
Year Acquired	1998
Year Built	1999
Seniors Housing Operating [Member] | Gig Harbor, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,967
Initial Cost of Land	1,560
Initial Cost of Buildings & Improvements	15,947
Cost Capitalized Subsequent to Acquisition	52
Carrying Amount of Land	1,560
Carrying Amount of Buildings and Improvements	15,999
Accumulated Depreciation	1,434
Year Acquired	2010
Year Built	1994
Seniors Housing Operating [Member] | Gilroy, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	13,880
Cost Capitalized Subsequent to Acquisition	23,860
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	37,740
Accumulated Depreciation	4,044
Year Acquired	2006
Year Built	2007
Seniors Housing Operating [Member] | Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,710
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	24,093
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	24,093
Accumulated Depreciation	1,602
Year Acquired	2011
Year Built	1999
Seniors Housing Operating [Member] | Hemet, CA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,550
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	28,606
Cost Capitalized Subsequent to Acquisition	146
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	28,752
Accumulated Depreciation	2,820
Year Acquired	2010
Year Built	1988
Seniors Housing Operating [Member] | Hemet, CA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	9,630
Cost Capitalized Subsequent to Acquisition	384
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	10,014
Accumulated Depreciation	598
Year Acquired	2010
Year Built	1988
Seniors Housing Operating [Member] | Henderson, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,709
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	29,809
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	29,809
Accumulated Depreciation	148
Year Acquired	2011
Year Built	2009
Seniors Housing Operating [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,326
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	27,598
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	27,598
Accumulated Depreciation	1,797
Year Acquired	2011
Year Built	2009
Seniors Housing Operating [Member] | Irving, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,030
Initial Cost of Buildings & Improvements	6,823
Cost Capitalized Subsequent to Acquisition	595
Carrying Amount of Land	1,030
Carrying Amount of Buildings and Improvements	7,418
Accumulated Depreciation	652
Year Acquired	2007
Year Built	2008
Seniors Housing Operating [Member] | Kansas City, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,911
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	34,898
Cost Capitalized Subsequent to Acquisition	331
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	35,229
Accumulated Depreciation	2,236
Year Acquired	2010
Year Built	1980
Seniors Housing Operating [Member] | Kansas City, MO 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,250
Initial Cost of Land	1,930
Initial Cost of Buildings & Improvements	39,997
Cost Capitalized Subsequent to Acquisition	78
Carrying Amount of Land	1,930
Carrying Amount of Buildings and Improvements	40,075
Accumulated Depreciation	2,688
Year Acquired	2010
Year Built	1986
Seniors Housing Operating [Member] | Kennewick, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,010
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	27,991
Cost Capitalized Subsequent to Acquisition	91
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	28,082
Accumulated Depreciation	2,646
Year Acquired	2010
Year Built	1994
Seniors Housing Operating [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	34,000
Initial Cost of Land	3,450
Initial Cost of Buildings & Improvements	38,709
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,450
Carrying Amount of Buildings and Improvements	38,709
Accumulated Depreciation	201
Year Acquired	2011
Year Built	2009
Seniors Housing Operating [Member] | Lancaster, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,378
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	15,295
Cost Capitalized Subsequent to Acquisition	83
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	15,378
Accumulated Depreciation	1,621
Year Acquired	2010
Year Built	1999
Seniors Housing Operating [Member] | Loma Linda, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	114,438
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	114,438
Accumulated Depreciation	1,172
Year Acquired	2011
Year Built	2009
Seniors Housing Operating [Member] | Los Angeles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,430
Cost Capitalized Subsequent to Acquisition	357
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,787
Accumulated Depreciation	579
Year Acquired	2008
Year Built	2008
Seniors Housing Operating [Member] | Manteca, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,358
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	12,125
Cost Capitalized Subsequent to Acquisition	1,361
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	13,486
Accumulated Depreciation	2,138
Year Acquired	2005
Year Built	1985
Seniors Housing Operating [Member] | Marysville, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,711
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	4,780
Cost Capitalized Subsequent to Acquisition	276
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	5,056
Accumulated Depreciation	1,082
Year Acquired	2003
Year Built	1998
Seniors Housing Operating [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,279
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	9,087
Cost Capitalized Subsequent to Acquisition	486
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	9,573
Accumulated Depreciation	2,914
Year Acquired	1999
Year Built	2000
Seniors Housing Operating [Member] | Mill Creek, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	30,259
Initial Cost of Land	10,150
Initial Cost of Buildings & Improvements	60,274
Cost Capitalized Subsequent to Acquisition	282
Carrying Amount of Land	10,150
Carrying Amount of Buildings and Improvements	60,556
Accumulated Depreciation	5,360
Year Acquired	2010
Year Built	1998
Seniors Housing Operating [Member] | Monroe, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,167
Initial Cost of Land	2,560
Initial Cost of Buildings & Improvements	34,460
Cost Capitalized Subsequent to Acquisition	185
Carrying Amount of Land	2,560
Carrying Amount of Buildings and Improvements	34,645
Accumulated Depreciation	3,107
Year Acquired	2010
Year Built	1994
Seniors Housing Operating [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,716
Initial Cost of Buildings & Improvements	17,306
Cost Capitalized Subsequent to Acquisition	1,588
Carrying Amount of Land	1,716
Carrying Amount of Buildings and Improvements	18,894
Accumulated Depreciation	13,706
Year Acquired	1997
Year Built	1999
Seniors Housing Operating [Member] | Olympia, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,197
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	16,689
Cost Capitalized Subsequent to Acquisition	164
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	16,853
Accumulated Depreciation	1,533
Year Acquired	2010
Year Built	1995
Seniors Housing Operating [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,335
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	8,538
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	8,538
Accumulated Depreciation	733
Year Acquired	2011
Year Built	1996
Seniors Housing Operating [Member] | Puyallup, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,706
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	20,776
Cost Capitalized Subsequent to Acquisition	169
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	20,945
Accumulated Depreciation	2,085
Year Acquired	2010
Year Built	1985
Seniors Housing Operating [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,551
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	12,584
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	12,584
Accumulated Depreciation	907
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,531
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	16,351
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	16,351
Accumulated Depreciation	1,104
Year Acquired	2011
Year Built	2000
Seniors Housing Operating [Member] | Rohnert Park, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,086
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	18,700
Cost Capitalized Subsequent to Acquisition	1,367
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	20,067
Accumulated Depreciation	3,152
Year Acquired	2005
Year Built	1985
Seniors Housing Operating [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	854
Initial Cost of Buildings & Improvements	12,646
Cost Capitalized Subsequent to Acquisition	58,314
Carrying Amount of Land	6,100
Carrying Amount of Buildings and Improvements	65,714
Accumulated Depreciation	3,300
Year Acquired	2006
Year Built	2010
Seniors Housing Operating [Member] | Roswell, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,100
Initial Cost of Land	1,107
Initial Cost of Buildings & Improvements	9,627
Cost Capitalized Subsequent to Acquisition	420
Carrying Amount of Land	1,107
Carrying Amount of Buildings and Improvements	10,047
Accumulated Depreciation	6,105
Year Acquired	1997
Year Built	1999
Seniors Housing Operating [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,596
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	14,781
Cost Capitalized Subsequent to Acquisition	38
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	14,819
Accumulated Depreciation	1,473
Year Acquired	2010
Year Built	1978
Seniors Housing Operating [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,879
Initial Cost of Land	4,200
Initial Cost of Buildings & Improvements	30,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,200
Carrying Amount of Buildings and Improvements	30,707
Accumulated Depreciation	68
Year Acquired	2011
Year Built	2011
Seniors Housing Operating [Member] | San Juan Capistrano, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	6,942
Cost Capitalized Subsequent to Acquisition	75
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	7,017
Accumulated Depreciation	2,051
Year Acquired	2000
Year Built	2001
Seniors Housing Operating [Member] | San Ramon, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,598
Initial Cost of Land	2,430
Initial Cost of Buildings & Improvements	17,488
Cost Capitalized Subsequent to Acquisition	16
Carrying Amount of Land	2,430
Carrying Amount of Buildings and Improvements	17,504
Accumulated Depreciation	1,624
Year Acquired	2010
Year Built	1989
Seniors Housing Operating [Member] | Scottsdale, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	3,890
Cost Capitalized Subsequent to Acquisition	796
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	4,686
Accumulated Depreciation	424
Year Acquired	2008
Year Built	1999
Seniors Housing Operating [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,838
Initial Cost of Land	5,190
Initial Cost of Buildings & Improvements	9,350
Cost Capitalized Subsequent to Acquisition	99
Carrying Amount of Land	5,190
Carrying Amount of Buildings and Improvements	9,449
Accumulated Depreciation	1,573
Year Acquired	2010
Year Built	1962
Seniors Housing Operating [Member] | Seattle, WA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,795
Initial Cost of Land	3,420
Initial Cost of Buildings & Improvements	15,555
Cost Capitalized Subsequent to Acquisition	27
Carrying Amount of Land	3,420
Carrying Amount of Buildings and Improvements	15,582
Accumulated Depreciation	1,777
Year Acquired	2010
Year Built	2000
Seniors Housing Operating [Member] | Seattle, WA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,398
Initial Cost of Land	2,630
Initial Cost of Buildings & Improvements	10,257
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	2,630
Carrying Amount of Buildings and Improvements	10,282
Accumulated Depreciation	1,255
Year Acquired	2010
Year Built	2003
Seniors Housing Operating [Member] | Seattle, WA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,205
Initial Cost of Land	10,670
Initial Cost of Buildings & Improvements	37,291
Cost Capitalized Subsequent to Acquisition	78
Carrying Amount of Land	10,670
Carrying Amount of Buildings and Improvements	37,369
Accumulated Depreciation	3,683
Year Acquired	2010
Year Built	2005
Seniors Housing Operating [Member] | Sonoma, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,238
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	18,400
Cost Capitalized Subsequent to Acquisition	1,146
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	19,546
Accumulated Depreciation	3,056
Year Acquired	2005
Year Built	1988
Seniors Housing Operating [Member] | Stanwood, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,196
Initial Cost of Land	2,260
Initial Cost of Buildings & Improvements	28,474
Cost Capitalized Subsequent to Acquisition	74
Carrying Amount of Land	2,260
Carrying Amount of Buildings and Improvements	28,548
Accumulated Depreciation	2,755
Year Acquired	2010
Year Built	1998
Seniors Housing Operating [Member] | Stockton, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,050
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	5,983
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	6,090
Accumulated Depreciation	765
Year Acquired	2010
Year Built	1988
Seniors Housing Operating [Member] | Toledo, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,609
Initial Cost of Land	2,040
Initial Cost of Buildings & Improvements	47,129
Cost Capitalized Subsequent to Acquisition	92
Carrying Amount of Land	2,040
Carrying Amount of Buildings and Improvements	47,221
Accumulated Depreciation	3,721
Year Acquired	2010
Year Built	1985
Seniors Housing Operating [Member] | Tulsa, OK 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,467
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	21,285
Cost Capitalized Subsequent to Acquisition	174
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	21,459
Accumulated Depreciation	1,509
Year Acquired	2010
Year Built	1986
Seniors Housing Operating [Member] | Tulsa, OK 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,452
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	20,861
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	20,915
Accumulated Depreciation	1,514
Year Acquired	2010
Year Built	1984
Seniors Housing Operating [Member] | Vacaville, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,485
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	17,100
Cost Capitalized Subsequent to Acquisition	1,185
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	18,285
Accumulated Depreciation	2,892
Year Acquired	2005
Year Built	1986
Seniors Housing Operating [Member] | Vallejo, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,501
Initial Cost of Land	4,000
Initial Cost of Buildings & Improvements	18,000
Cost Capitalized Subsequent to Acquisition	1,536
Carrying Amount of Land	4,000
Carrying Amount of Buildings and Improvements	19,536
Accumulated Depreciation	3,045
Year Acquired	2005
Year Built	1989
Seniors Housing Operating [Member] | Vallejo, CA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,628
Initial Cost of Land	2,330
Initial Cost of Buildings & Improvements	15,407
Cost Capitalized Subsequent to Acquisition	24
Carrying Amount of Land	2,330
Carrying Amount of Buildings and Improvements	15,431
Accumulated Depreciation	1,776
Year Acquired	2010
Year Built	1990
Seniors Housing Operating [Member] | Vancouver, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,173
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	19,042
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	19,115
Accumulated Depreciation	1,944
Year Acquired	2010
Year Built	2006
Seniors Housing Operating [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,825
Initial Cost of Land	2,460
Initial Cost of Buildings & Improvements	39,547
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,460
Carrying Amount of Buildings and Improvements	39,547
Accumulated Depreciation	2,568
Year Acquired	2011
Year Built	2001
Seniors Housing Operating [Member] | Whittier, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,931
Initial Cost of Land	4,470
Initial Cost of Buildings & Improvements	22,151
Cost Capitalized Subsequent to Acquisition	97
Carrying Amount of Land	4,470
Carrying Amount of Buildings and Improvements	22,248
Accumulated Depreciation	2,392
Year Acquired	2010
Year Built	1988
Seniors Housing Operating [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,005
Initial Cost of Land	1,140
Initial Cost of Buildings & Improvements	21,664
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,140
Carrying Amount of Buildings and Improvements	21,664
Accumulated Depreciation	1,449
Year Acquired	2011
Year Built	1999
Seniors Housing Operating [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,890
Initial Cost of Land	1,960
Initial Cost of Buildings & Improvements	34,976
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,960
Carrying Amount of Buildings and Improvements	34,976
Accumulated Depreciation	2,055
Year Acquired	2011
Year Built	1995
Seniors Housing Operating [Member] | Alhambra, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,047
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,305
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,305
Accumulated Depreciation	382
Year Acquired	2011
Year Built	2010
Seniors Housing Operating [Member] | Avon, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	21,463
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	30,571
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	30,571
Accumulated Depreciation	1,903
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | Belmont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,000
Initial Cost of Buildings & Improvements	23,526
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,000
Carrying Amount of Buildings and Improvements	23,526
Accumulated Depreciation	398
Year Acquired	2011
Year Built	1999
Seniors Housing Operating [Member] | Brookfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,005
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	30,180
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	30,180
Accumulated Depreciation	1,946
Year Acquired	2011
Year Built	1999
Seniors Housing Operating [Member] | Cardiff by the Sea, CA
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,880
Initial Cost of Buildings & Improvements	64,711
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,880
Carrying Amount of Buildings and Improvements	64,711
Accumulated Depreciation	708
Year Acquired	2011
Year Built	2009
Seniors Housing Operating [Member] | North Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,972
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	18,478
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	18,478
Accumulated Depreciation	1,118
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | Concord, NH 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,591
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	21,164
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	21,164
Accumulated Depreciation	1,169
Year Acquired	2011
Year Built	2010
Seniors Housing Operating [Member] | Costa Mesa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050
Initial Cost of Buildings & Improvements	19,969
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,050
Carrying Amount of Buildings and Improvements	19,969
Accumulated Depreciation	1,749
Year Acquired	2011
Year Built	2009
Seniors Housing Operating [Member] | Centerville, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,763
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	27,357
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	27,357
Accumulated Depreciation	1,588
Year Acquired	2011
Year Built	2010
Seniors Housing Operating [Member] | Danvers, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,621
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	14,557
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	14,557
Accumulated Depreciation	1,004
Year Acquired	2011
Year Built	2000
Seniors Housing Operating [Member] | Escondido, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,471
Initial Cost of Land	1,520
Initial Cost of Buildings & Improvements	24,024
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,520
Carrying Amount of Buildings and Improvements	24,024
Accumulated Depreciation	1,633
Year Acquired	2011
Year Built	2008
Seniors Housing Operating [Member] | East Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,577
Initial Cost of Land	2,660
Initial Cost of Buildings & Improvements	35,533
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,660
Carrying Amount of Buildings and Improvements	35,533
Accumulated Depreciation	2,266
Year Acquired	2011
Year Built	2000
Seniors Housing Operating [Member] | Kingwood, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,329
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	9,777
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	9,777
Accumulated Depreciation	658
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | Mansfield, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	37,918
Initial Cost of Land	3,320
Initial Cost of Buildings & Improvements	57,011
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,320
Carrying Amount of Buildings and Improvements	57,011
Accumulated Depreciation	2,763
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | Mansfield, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | Meriden, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,903
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	14,874
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	14,874
Accumulated Depreciation	1,272
Year Acquired	2011
Year Built	2001
Seniors Housing Operating [Member] | Milford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,656
Initial Cost of Land	3,210
Initial Cost of Buildings & Improvements	17,364
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,210
Carrying Amount of Buildings and Improvements	17,364
Accumulated Depreciation	1,171
Year Acquired	2011
Year Built	1999
Seniors Housing Operating [Member] | Middletown, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,756
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	24,242
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	24,242
Accumulated Depreciation	1,659
Year Acquired	2011
Year Built	1999
Seniors Housing Operating [Member] | Middletown, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,729
Initial Cost of Land	2,480
Initial Cost of Buildings & Improvements	24,628
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,480
Carrying Amount of Buildings and Improvements	24,628
Accumulated Depreciation	1,612
Year Acquired	2011
Year Built	2008
Seniors Housing Operating [Member] | Mystic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,072
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	18,274
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	18,274
Accumulated Depreciation	1,274
Year Acquired	2011
Year Built	2001
Seniors Housing Operating [Member] | Newton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	28,400
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	43,614
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	43,614
Accumulated Depreciation	2,536
Year Acquired	2011
Year Built	1996
Seniors Housing Operating [Member] | Newton, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,758
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	30,681
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	30,681
Accumulated Depreciation	1,829
Year Acquired	2011
Year Built	1996
Seniors Housing Operating [Member] | Newton, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,564
Initial Cost of Land	3,360
Initial Cost of Buildings & Improvements	25,099
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,360
Carrying Amount of Buildings and Improvements	25,099
Accumulated Depreciation	1,683
Year Acquired	2011
Year Built	1994
Seniors Housing Operating [Member] | Niantic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,855
Initial Cost of Land	1,320
Initial Cost of Buildings & Improvements	25,986
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,320
Carrying Amount of Buildings and Improvements	25,986
Accumulated Depreciation	1,623
Year Acquired	2011
Year Built	2001
Seniors Housing Operating [Member] | Oceanside, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,369
Initial Cost of Land	2,160
Initial Cost of Buildings & Improvements	18,352
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,160
Carrying Amount of Buildings and Improvements	18,352
Accumulated Depreciation	138
Year Acquired	2011
Year Built	2005
Seniors Housing Operating [Member] | Providence, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,433
Initial Cost of Land	2,600
Initial Cost of Buildings & Improvements	27,546
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,600
Carrying Amount of Buildings and Improvements	27,546
Accumulated Depreciation	1,977
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | Redondo Beach, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,154
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,556
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,556
Accumulated Depreciation	765
Year Acquired	2011
Year Built	2009
Seniors Housing Operating [Member] | Renton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,855
Initial Cost of Land	3,080
Initial Cost of Buildings & Improvements	51,824
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,080
Carrying Amount of Buildings and Improvements	51,824
Accumulated Depreciation	260
Year Acquired	2011
Year Built	2007
Seniors Housing Operating [Member] | Salem, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,915
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	32,721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	32,721
Accumulated Depreciation	1,827
Year Acquired	2011
Year Built	2000
Seniors Housing Operating [Member] | Shelburne, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,706
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	31,041
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	31,041
Accumulated Depreciation	1,737
Year Acquired	2011
Year Built	1988
Seniors Housing Operating [Member] | Salt Lake City, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	19,691
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	19,691
Accumulated Depreciation	2,100
Year Acquired	2011
Year Built	2008
Seniors Housing Operating [Member] | San Jose, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,422
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	35,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	35,098
Accumulated Depreciation	203
Year Acquired	2011
Year Built	2009
Seniors Housing Operating [Member] | Santa Maria, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	30,564
Initial Cost of Land	6,050
Initial Cost of Buildings & Improvements	50,658
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,050
Carrying Amount of Buildings and Improvements	50,658
Accumulated Depreciation	287
Year Acquired	2011
Year Built	2001
Seniors Housing Operating [Member] | Sugar Land, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,904
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	31,423
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	31,423
Accumulated Depreciation	2,268
Year Acquired	2011
Year Built	1996
Seniors Housing Operating [Member] | South Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,888
Initial Cost of Land	3,000
Initial Cost of Buildings & Improvements	29,295
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,000
Carrying Amount of Buildings and Improvements	29,295
Accumulated Depreciation	1,989
Year Acquired	2011
Year Built	1999
Seniors Housing Operating [Member] | Tacoma, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,390
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	35,053
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	35,053
Accumulated Depreciation	176
Year Acquired	2011
Year Built	2008
Seniors Housing Operating [Member] | Trumbull, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,078
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	37,685
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	37,685
Accumulated Depreciation	2,321
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | Tustin, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,090
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	15,299
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	15,299
Accumulated Depreciation	900
Year Acquired	2011
Year Built	2007
Seniors Housing Operating [Member] | Warwick, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,567
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	24,635
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	24,635
Accumulated Depreciation	1,790
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | The Woodlands, TX
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,678
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	12,379
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	12,379
Accumulated Depreciation	834
Year Acquired	2011
Year Built	2010
Seniors Housing Operating [Member] | Wilbraham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,221
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	17,639
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	17,639
Accumulated Depreciation	1,198
Year Acquired	2011
Year Built	2000
Seniors Housing Operating [Member] | Woodbridge, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,399
Initial Cost of Land	1,370
Initial Cost of Buildings & Improvements	14,219
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,370
Carrying Amount of Buildings and Improvements	14,219
Accumulated Depreciation	1,225
Year Acquired	2011
Year Built	1998
Seniors Housing Operating [Member] | Yarmouth, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,415
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	27,711
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	27,711
Accumulated Depreciation	1,625
Year Acquired	2011
Year Built	2010
Seniors Housing Operating [Member] | Seattle, WA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	48,540
Initial Cost of Land	6,790
Initial Cost of Buildings & Improvements	85,369
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,790
Carrying Amount of Buildings and Improvements	85,369
Accumulated Depreciation	407
Year Acquired	2011
Year Built	2009
Total investments in real property owned [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,105,691
Initial Cost of Land	1,098,083
Initial Cost of Buildings & Improvements	13,223,210
Cost Capitalized Subsequent to Acquisition	523,034
Carrying Amount of Land	1,119,774
Carrying Amount of Buildings and Improvements	13,724,545
Accumulated Depreciation	$ 1,194,476

Real Estate and Accumulated Depreciation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment in real estate:
Balance at beginning of year	$ 8,992,495	$ 6,336,291	$ 5,979,575
Additions:
Acquisitions	4,525,737	1,707,421	67,673
Improvements	426,000	398,510	590,394
Conversions from loans receivable	0	10,070	0
Assumed other items, net	210,411	208,314	0
Assumed debt	961,928	559,508	0
Purchase price adjustments	0	0	665
Reclassification of lease commissions	0	0	0
Total additions	6,124,076	2,883,823	658,732
Deductions:
Cost of real estate sold	(250,047)	(216,300)	(260,956)
Reclassification of accumulated depreciation and amortization for assets held for sale	(10,011)	(10,372)	(15,837)
Impairment of assets	(12,194)	(947)	(25,223)
Total deductions	(272,252)	(227,619)	(302,016)
Balance at end of year	14,844,319	8,992,495	6,336,291
Accumulated depreciation:
Balance at beginning of year	836,966	677,851	600,781
Additions:
Depreciation and amortization expenses	423,605	202,543	164,923
Amortization of above market leases	6,409	2,524	2,061
Reclassification of lease commissions	0	0	0
Total additions	430,014	205,067	166,984
Deductions:
Sale of properties	(63,995)	(31,919)	(74,244)
Reclassification of accumulated depreciation and amortization for assets held for sale	(8,509)	(14,033)	(15,670)
Total deductions	(72,504)	(45,952)	(89,914)
Balance at end of year	1,194,476	836,966	677,851
Reconciliation of real property (Textual) [Abstract]
Aggregate cost for tax purposes for real property	$ 13,604,448	$ 8,802,656	$ 6,378,056

Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate
Prior Liens	$ 26,468
Face Amount of Mortgages	86,058
Carrying Amount of Mortgages	63,934
Principal Amount of Loans Subject to Delinquent Principal or Interest	6,244
Reconciliation of mortgage loans:
Balance at beginning of year	109,283	74,517	137,292
Additions:
New mortgage loans	11,286	73,439	9,456
Total additions	11,286	73,439	9,456
Deductions:
Collections of principal	(50,579)	(10,540)	(54,696)
Conversions of real property	(4,000)	(10,070)	0
Charge-offs	0	(18,063)	(17,535)
Total deductions	(56,635)	(38,673)	(72,231)
Balance at end of year	63,934	109,283	74,517
8.42 % First mortgage relating to one hospital in California Interest Rate One [Member]
Mortgage Loans on Real Estate
Interest Rate	8.42%
Final Maturity Date	Dec 1, 2017
Periodic Payment Terms	$122,722
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	17,500
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.89 % First Mortgage Relating To one Hospital In California Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	9.89%
Final Maturity Date	Jun 1, 2020
Periodic Payment Terms	$153,140
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	13,906
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
7.86 % First mortgage relating to one senior housing facility in North Carolina Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	7.86%
Final Maturity Date	Apr 30, 2015
Periodic Payment Terms	$51,384
Prior Liens	0
Face Amount of Mortgages	7,000
Carrying Amount of Mortgages	6,637
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
6.50 % First mortgage relating to one medical office building in Georgia [Member]
Mortgage Loans on Real Estate
Interest Rate	6.50%
Final Maturity Date	Oct 1, 2014
Periodic Payment Terms	$38,556
Prior Liens	0
Face Amount of Mortgages	6,100
Carrying Amount of Mortgages	6,083
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.63 % First mortgage relating to one hospital in California Interest Rate Year Three [Member]
Mortgage Loans on Real Estate
Interest Rate	9.63%
Final Maturity Date	Jan 14, 2014
Periodic Payment Terms	$156,038
Prior Liens	0
Face Amount of Mortgages	8,045
Carrying Amount of Mortgages	1,834
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
3.55 % First mortgage relating to one senior housing facility in Arizona In year One [member]
Mortgage Loans on Real Estate
Interest Rate	3.55%
Final Maturity Date	Jan 1, 2013
Periodic Payment Terms	$12,511
Prior Liens	0
Face Amount of Mortgages	4,500
Carrying Amount of Mortgages	4,151
Principal Amount of Loans Subject to Delinquent Principal or Interest	4,151
10.00% First mortgage relating to one senior housing facility in Texas [Member]
Mortgage Loans on Real Estate
Interest Rate	10.00%
Final Maturity Date	Sep 1, 2012
Periodic Payment Terms	$21,957
Prior Liens	0
Face Amount of Mortgages	2,635
Carrying Amount of Mortgages	2,635
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Two first mortgages relating to one medical office building in Georgia and one senior housing facility in Massachusetts Minimum [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Jan 1, 2012
Periodic Payment Terms	From $773 to $2,000
Prior Liens	0
Face Amount of Mortgages	1,000
Carrying Amount of Mortgages	316
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Two first mortgages relating to one medical office building in Georgia and one senior housing facility in Massachusetts Maximum [Member]
Mortgage Loans on Real Estate
Interest Rate	12.00%
Final Maturity Date	Oct 1, 2014
9.48 % Second mortgage relating to one hospital in California Interest Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	9.48%
Final Maturity Date	Oct 31, 2013
Periodic Payment Terms	$138,048
Prior Liens	13,906
Face Amount of Mortgages	13,000
Carrying Amount of Mortgages	2,778
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
15.21 % Second mortgage relating to one senior housing facility in Wisconsin Interst Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	15.21%
Final Maturity Date	Jan 15, 2015
Periodic Payment Terms	$41,250
Prior Liens	7,792
Face Amount of Mortgages	3,300
Carrying Amount of Mortgages	3,300
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
12.17% Second mortgage relating to one senior housing facility in New Hampshire [Member]
Mortgage Loans on Real Estate
Interest Rate	12.17%
Final Maturity Date	Oct 1, 2016
Periodic Payment Terms	$13,945
Prior Liens	670
Face Amount of Mortgages	3,235
Carrying Amount of Mortgages	2,701
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
12.17% Second mortgage relating to one hospital in massachusetts [Member]
Mortgage Loans on Real Estate
Interest Rate	12.17%
Final Maturity Date	Jun 30, 2010
Periodic Payment Terms	$16,900
Prior Liens	4,100
Face Amount of Mortgages	2,243
Carrying Amount of Mortgages	2,093
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 2,093